As filed with the Securities and Exchange Commission on April 17, 2015
1933 Act Registration No. 333-141762
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /
POST-EFFECTIVE AMENDMENT NO. 23 /X/
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /
AMENDMENT NO. 305 /X/
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln ChoicePlusSM Design
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2015, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln ChoicePlusSM Design Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2015
Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583
This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). Three separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
•	Lincoln ChoicePlusSM Design 1 (standard)
•	Lincoln ChoicePlusSM Design 2 (4-year surrender charge)
•	Lincoln ChoicePlusSM Design 3 (3% enhancement)
In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
These contracts are primarily for use as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. IRAs provide tax deferral however, whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring a qualified contract. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time or for life, subject to certain conditions.
These contracts also offer a Death Benefit payable upon the death of the Contractowner or Annuitant. These prospectuses are used by both new purchasers and current Contractowners. Certain benefits described in this prospectus are no longer available.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. At this time, the only fixed account available is for dollar cost averaging purposes.
Expenses for contracts offering a Bonus Credit may be higher. Because of this, the amount of the Bonus Credits may, over time, be offset by additional fees and charges.
All Purchase Payments, Bonus Credits and Persistency Credits, if applicable, for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
(formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
AB VPS Small/Mid Cap Value Portfolio
(formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*
American Funds Growth-Income Fund*
American Funds International Fund*
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Growth Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund*
The Huntington Funds:
Huntington VA Dividend Capture Fund
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Global Allocation Portfolio*
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Mid Cap Core Portfolio
Lincoln Variable Insurance Products Trust:
LVIP American Century VP Mid Cap Value Managed Volatility Fund
(formerly LVIP American Century VP Mid Cap Value RPM Fund)
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
(formerly LVIP BlackRock Emerging Markets RPM Fund)
LVIP BlackRock Equity Dividend Managed Volatility Fund
(formerly LVIP BlackRock Equity Dividend RPM Fund)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
(formerly LVIP BlackRock Global Allocation V.I. RPM Fund)
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund*
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP ClearBridge Variable Appreciation Managed Volatility Fund
(formerly LVIP ClearBridge Variable Appreciation RPM Fund)
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation® Aggressive Allocation Fund*
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund*
LVIP Dimensional International Core Equity Managed Volatility Fund
(formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
LVIP Dimensional U.S. Core Equity 1 Fund*
(formerly LVIP Delaware Growth and Income Fund)
LVIP Dimensional U.S. Core Equity 2 Fund*
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
(formerly LVIP Dimensional U.S. Equity RPM Fund)
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Mutual Shares VIP Managed Volatility Fund
(formerly LVIP Franklin Mutual Shares VIP RPM Fund)
LVIP Global Conservative Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Conservative Fund)
LVIP Global Growth Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Growth Fund)
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Moderate Fund)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
(formerly LVIP Invesco Diversified Equity-Income RPM Fund)
LVIP Invesco V.I. Comstock Managed Volatility Fund
(formerly LVIP Invesco V.I. Comstock RPM Fund)
LVIP Ivy Mid Cap Growth Managed Volatility Fund
(formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund
(formerly LVIP JPMorgan Mid Cap Value RPM Fund)
LVIP Managed Risk Profile 2010 Fund*
LVIP Managed Risk Profile 2020 Fund*
LVIP Managed Risk Profile 2030 Fund*
LVIP Managed Risk Profile 2040 Fund*
LVIP MFS International Growth Fund
LVIP MFS International Growth Managed Volatility Fund
(formerly LVIP MFS International Growth RPM Fund)
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Money Market Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund
(formerly LVIP Multi-Manager Global Equity RPM Fund)
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Conservative Index Allocation Fund
LVIP SSgA Conservative Structured Allocation Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA Global Tactical Allocation Managed Volatility Fund
(formerly LVIP SSgA Global Tactical Allocation RPM Fund)
LVIP SSgA International Index Fund
LVIP SSgA International Managed Volatility Fund
(formerly LVIP SSgA International RPM Fund)
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Large Cap Managed Volatility Fund
(formerly LVIP SSgA Large Cap RPM Fund)
LVIP SSgA Moderate Index Allocation Fund
LVIP SSgA Moderate Structured Allocation Fund
LVIP SSgA Moderately Aggressive Index Allocation Fund
LVIP SSgA Moderately Aggressive Structured Allocation Fund
LVIP SSgA S&P 500 Index Fund**
LVIP SSgA Small-Cap Index Fund
LVIP SSgA Small-Cap Managed Volatility Fund
(formerly LVIP SSgA Small-Cap RPM Fund)
LVIP SSgA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Templeton Growth Managed Volatility Fund
(formerly LVIP Templeton Growth RPM Fund)
LVIP U.S. Growth Allocation Managed Risk Fund*
LVIP UBS Large Cap Growth Managed Volatility Fund
(formerly LVIP UBS Large Cap Growth RPM Fund)
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP VIP Contrafund® Managed Volatility Portfolio
(formerly LVIP VIP Contrafund® RPM Portfolio)
LVIP VIP Mid Cap Managed Volatility Portfolio
(formerly LVIP VIP Mid Cap RPM Portfolio)
LVIP Wellington Capital Growth Fund
(formerly LVIP Capital Growth Fund)
LVIP Wellington Mid-Cap Value Fund
(formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Utilities Series
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage (Managed Risk) in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments and any corresponding Bonus Credits received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage (Managed Risk), the Guaranteed Amount or Income Base, as applicable, will automatically step-up to the
Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage and 4LATER® Advantage (Managed Risk), the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—If you select Design 3, the additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Earnings—The excess of Contract Value over the sum of Bonus Credits, Persistency Credits and Purchase Payments which have not yet been withdrawn from the contract.
Enhancement Period—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and 4LATER® Advantage (Managed Risk), the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payout Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount. Under 4LATER® Advantage (Managed Risk) or 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our)—Lincoln Life & Annuity Company of New York (LNY)
Living Benefit Rider—A general reference to optional riders that may be available for purchase, and provide some type of a minimum guarantee while you are alive. The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (version 4) and i4LIFE® Advantage (without the Guaranteed Income Benefit). Riders that are no longer available for purchase include Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER® Advantage and certain versions of the Guaranteed Income Benefit. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—If you select Design 2 or Design 3, the additional amount credited to the contract after a specified contract anniversary.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, i4LIFE® Advantage and 4LATER® Advantage (Managed Risk), the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
	Design 1	Design 2	Design 3
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	6.0%	6.0%	8.5%
Transfer charge:[2]	$25	$25	$25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	For both Design 1 and Design 3, the surrender charge percentage is reduced over a 7-year period at the following rates: Design 1 – 6%, 6%, 5%, 5%, 4%, 3%, 2%; Design 3 – 8.5%, 8%, 7%, 6%, 5%, 4%, 3%. For Design 2, the surrender charge percentage is reduced over a 4-year period at the following rate: 6%, 6%, 5%, 5%. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
[2]	Transfers cannot be made during the first 30 days. The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for a contract that has elected i4LIFE® Advantage and previously purchased 4LATER® Advantage.

TABLE A
	Design 1	Design 2	Design 3
Annual Account Fee:[1]	$35	$35	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2]
Account Value Death Benefit
Mortality and Expense Risk Charge	1.00%	1.45%	1.45%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	1.10%	1.55%	1.55%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.05%	1.50%	1.50%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	1.15%	1.60%	1.60%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.30%	1.75%	1.75%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	1.40%	1.85%	1.85%

Optional Living Benefit Rider Charges:[3]	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[4,5]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
Lincoln Lifetime IncomeSM Advantage:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[7]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[8]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk):[9]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	The mortality and expense risk charge and administrative charge together are 1.10% on and after the Annuity Commencement Date.
[3]	You may not have more than one Living Benefit Rider on your contract.
[4]	As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.
[5]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[6]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election) as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for further information. This rider is no longer available for purchase.
[7]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders, the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for further information. This rider is no longer available for purchase.
[8]	As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% Enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for further information. This rider is no longer available for purchase.
[9]	As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments and any Bonus Credit, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – 4LATER® Advantage (Managed Risk) Charge for a discussion of these changes to the Income Base.

TABLE B
	Design 1	Design 2	Design 3
Annual Account Fee:[1]	$35	$35	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]
Account Value Death Benefit	1.50%	1.95%	1.95%
Guarantee of Principal Death Benefit	1.55%	2.00%	2.00%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.80%	2.25%	2.25%

	Design 1		Design 2		Design 3
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4):[3,4]	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Account Value Death Benefit
Guaranteed Maximum Charge	3.50%	3.50%	3.95%	3.95%	3.95%	3.95%
Current Charge	2.15%	2.35%	2.60%	2.80%	2.60%	2.80%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.55%	3.55%	4.00%	4.00%	4.00%	4.00%
Current Charge	2.20%	2.40%	2.65%	2.85%	2.65%	2.85%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.80%	3.80%	4.25%	4.25%	4.25%	4.25%
Current Charge	2.45%	2.65%	2.90%	3.10%	2.90%	3.10%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[5]	Single/Joint Life	Single/Joint Life	Single/Joint Life
Account Value Death Benefit	Design 1	Design 2	Design 3
Guaranteed Maximum Charge	3.00%	3.45%	3.45%
Current Charge	2.00%	2.45%	2.45%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.05%	3.50%	3.50%
Current Charge	2.05%	2.50%	2.50%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.30%	3.75%	3.75%
Current Charge	2.30%	2.75%	2.75%
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge is reduced to 1.50% during the Lifetime Income Period.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.50%. See Charges and Other Deductions – i4LIFE® Advantage with Guaranteed Income Benefit Charge for further information. These charges apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and also i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[4]	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions of this rider available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
[5]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.50%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.

TABLE C
				Design 1	Design 2	Design 3
Annual Account Fee:[1]				$35	$35	$35
	Design 1		Design 2		Design 3
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk):	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Account Value Death Benefit	1.10%	1.10%	1.55%	1.55%	1.55%	1.55%
Guarantee of Principal Death Benefit	1.15%	1.15%	1.60%	1.60%	1.60%	1.60%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.40%	1.40%	1.85%	1.85%	1.85%	1.85%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[2,3]
Guaranteed Maximum Charge	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Current Charge	1.05%	1.25%	1.05%	1.25%	1.05%	1.25%
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk). The same charges apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with the 4LATER® Advantage (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER® Advantage (Managed Risk) current charge rate. (The 4LATER® Advantage (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk).

TABLE D
	Design 1	Design 2	Design 3
Annual Account Fee:[1]	$35	$35	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for purchasers who previously purchased 4LATER® Advantage:[2]
Account Value Death Benefit
Guaranteed Maximum Charge	3.00%	3.45%	3.45%
Current Charge	2.15%	2.60%	2.60%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.05%	3.50%	3.50%
Current Charge	2.20%	2.65%	2.65%

Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.30%	3.75%	3.75%
Current Charge	2.45%	2.90%	2.90%
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.50%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for further information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2014. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.75%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.46%	1.88%
*	Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2016.
The following table shows the expenses charged by each fund for the year ended December 31, 2014:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Global Thematic Growth Portfolio - Class B	0.75%		0.25%		0.26%		0.00%		1.26%	0.00%	1.26%
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.07%		0.00%		1.07%	0.00%	1.07%
American Funds Global Growth Fund - Class 2	0.52%		0.25%		0.03%		0.00%		0.80%	0.00%	0.80%
American Funds Global Small Capitalization Fund - Class 2	0.70%		0.25%		0.04%		0.00%		0.99%	0.00%	0.99%
American Funds Growth Fund - Class 2	0.33%		0.25%		0.02%		0.00%		0.60%	0.00%	0.60%
American Funds Growth-Income Fund - Class 2	0.27%		0.25%		0.02%		0.00%		0.54%	0.00%	0.54%
American Funds International Fund - Class 2	0.50%		0.25%		0.04%		0.00%		0.79%	0.00%	0.79%
BlackRock Global Allocation V.I. Fund - Class III (1)	0.62%		0.25%		0.24%		0.00%		1.11%	-0.13%	0.98%
ClearBridge Variable Mid Cap Core Portfolio - Class II	0.75%		0.25%		0.10%		0.00%		1.10%	0.00%	1.10%
Delaware VIP® Diversified Income Series - Service Class(2)	0.58%		0.30%		0.09%		0.00%		0.97%	-0.05%	0.92%
Delaware VIP® Emerging Markets Series - Service Class(2)	1.24%		0.30%		0.14%		0.00%		1.68%	-0.05%	1.63%
Delaware VIP® High Yield Series - Service Class(3)	0.65%		0.30%		0.10%		0.00%		1.05%	-0.05%	1.00%
Delaware VIP® Limited-Term Diversified Income Series - Service Class(2)	0.48%		0.30%		0.08%		0.00%		0.86%	-0.05%	0.81%
Delaware VIP® REIT Series - Service Class(2)	0.75%		0.30%		0.09%		0.00%		1.14%	-0.05%	1.09%
Delaware VIP® Small Cap Value Series - Service Class(2)	0.72%		0.30%		0.08%		0.00%		1.10%	-0.05%	1.05%
Delaware VIP® Smid Cap Growth Series - Service Class(4)	0.74%		0.30%		0.09%		0.00%		1.13%	-0.05%	1.08%
Delaware VIP® U.S. Growth Series - Service Class(2)	0.65%		0.30%		0.09%		0.00%		1.04%	-0.05%	0.99%
Delaware VIP® Value Series - Service Class (2)	0.63%		0.30%		0.08%		0.00%		1.01%	-0.05%	0.96%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B(5)	0.34%		0.25%		0.27%		1.17%		2.03%	-0.15%	1.88%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Fidelity® VIP Growth Portfolio - Service Class 2	0.55%		0.25%		0.10%		0.00%		0.90%	0.00%	0.90%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
Franklin Income VIP Fund - Class 2(6)	0.45%		0.25%		0.02%		0.00%		0.72%	0.00%	0.72%
Franklin Mutual Shares VIP Fund - Class 2(7)	0.68%		0.25%		0.05%		0.00%		0.98%	0.00%	0.98%
Huntington VA Dividend Capture Fund(8)	0.60%		0.00%		0.45%		0.07%		1.12%	-0.06%	1.06%
Invesco V.I. International Growth Fund - Series II Shares(9)	0.71%		0.25%		0.31%		0.01%		1.28%	-0.01%	1.27%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2(10)	0.60%		0.25%		1.07%		0.21%		2.13%	-0.89%	1.24%
LVIP American Century VP Mid Cap Value Managed Volatility Fund - Service Class(11)	0.75%		0.35%		0.20%		0.94%		2.24%	-0.95%	1.29%
LVIP American Global Growth Fund - Service Class II(12)	0.52%		0.55%		0.12%		0.00%		1.19%	0.00%	1.19%
LVIP American Global Small Capitalization - Service Class II(13)	0.70%		0.55%		0.16%		0.00%		1.41%	-0.02%	1.39%
LVIP American Growth Fund - Service Class II(12)	0.33%		0.55%		0.08%		0.00%		0.96%	0.00%	0.96%
LVIP American Growth-Income Fund - Service Class II(12)	0.27%		0.55%		0.06%		0.00%		0.88%	0.00%	0.88%
LVIP American International Fund - Service Class II(12)	0.50%		0.55%		0.10%		0.00%		1.15%	0.00%	1.15%
LVIP Baron Growth Opportunities Fund - Service Class(14)	1.00%		0.25%		0.05%		0.00%		1.30%	-0.04%	1.26%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class(15)	0.55%		0.25%		0.21%		0.05%		1.06%	-0.05%	1.01%
LVIP BlackRock Equity Dividend Managed Volatility Fund - Service Class(16)	0.73%		0.25%		0.08%		0.00%		1.06%	-0.09%	0.97%
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund - Service Class (17)	0.75%		0.35%		0.05%		0.69%		1.84%	-0.70%	1.14%
LVIP BlackRock Inflation Protected Bond Fund - Service Class(18)	0.42%		0.25%		0.04%		0.01%		0.72%	0.00%	0.72%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class(19)	0.75%		0.25%		0.17%		0.00%		1.17%	-0.07%	1.10%
LVIP Clarion Global Real Estate Fund - Service Class(20)	0.68%		0.25%		0.05%		0.00%		0.98%	0.00%	0.98%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class(21)	0.69%		0.35%		0.32%		0.78%		2.14%	-0.91%	1.23%
LVIP ClearBridge Variable Appreciation Managed Volatility Fund - Service Class(22)	0.64%		0.35%		0.24%		0.69%		1.92%	-0.88%	1.04%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.04%		0.00%		0.70%	0.00%	0.70%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.57%		0.25%		0.05%		0.00%		0.87%	0.00%	0.87%
LVIP Delaware Foundation® Aggressive Allocation Fund - Service Class(23)	0.75%		0.25%		0.12%		0.03%		1.15%	-0.14%	1.01%
LVIP Delaware Social Awareness Fund - Service Class	0.37%		0.35%		0.05%		0.00%		0.77%	0.00%	0.77%
LVIP Delaware Special Opportunities Fund - Service Class	0.38%		0.35%		0.05%		0.00%		0.78%	0.00%	0.78%
LVIP Dimensional International Core Equity Fund - Service Class(24)	0.75%		0.25%		0.07%		0.00%		1.07%	-0.17%	0.90%
LVIP Dimensional International Core Equity Managed Volatility Fund - Service Class(25)	0.25%		0.25%		0.08%		0.65%		1.23%	-0.20%	1.03%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.04%		0.00%		0.73%	0.00%	0.73%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class(26)	0.72%		0.25%		0.04%		0.00%		1.01%	-0.29%	0.72%
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund - Service Class(27)	0.25%		0.25%		0.06%		0.47%		1.03%	-0.20%	0.83%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class(28)	0.25%		0.25%		0.04%		0.16%		0.70%	-0.05%	0.65%
LVIP Franklin Mutual Shares VIP Managed Volatility Fund - Service Class(29)	0.65%		0.35%		0.16%		0.68%		1.84%	-0.76%	1.08%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class(30)	0.25%		0.25%		0.02%		0.41%		0.93%	0.00%	0.93%
LVIP Global Growth Allocation Managed Risk Fund - Service Class(30)	0.25%		0.25%		0.01%		0.40%		0.91%	0.00%	0.91%
LVIP Global Income Fund - Service Class(31)	0.65%		0.25%		0.06%		0.00%		0.96%	-0.07%	0.89%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class(32)	0.25%		0.25%		0.02%		0.42%		0.94%	0.00%	0.94%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class(33)	0.60%		0.35%		0.51%		0.69%		2.15%	-1.04%	1.11%
LVIP Invesco V.I. Comstock Managed Volatility Fund - Service Class(34)	0.65%		0.35%		0.19%		0.73%		1.92%	-0.84%	1.08%
LVIP Ivy Mid Cap Growth Managed Volatility Fund - Service Class(35)	0.78%		0.25%		0.08%		0.01%		1.12%	-0.07%	1.05%
LVIP JPMorgan High Yield Fund - Service Class(36)	0.64%		0.25%		0.06%		0.00%		0.95%	-0.03%	0.92%
LVIP JPMorgan Mid Cap Value Managed Volatility Fund - Service Class(37)	0.76%		0.25%		0.08%		0.01%		1.10%	-0.03%	1.07%
LVIP Managed Risk Profile 2010 Fund - Service Class(38)	0.25%		0.25%		0.17%		0.43%		1.10%	-0.12%	0.98%
LVIP Managed Risk Profile 2020 Fund - Service Class(38)	0.25%		0.25%		0.06%		0.42%		0.98%	-0.01%	0.97%
LVIP Managed Risk Profile 2030 Fund - Service Class(38)	0.25%		0.25%		0.06%		0.43%		0.99%	-0.01%	0.98%
LVIP Managed Risk Profile 2040 Fund - Service Class(38)	0.25%		0.25%		0.08%		0.45%		1.03%	-0.03%	1.00%
LVIP MFS International Growth Fund - Service Class(39)	0.83%		0.25%		0.06%		0.00%		1.14%	-0.10%	1.04%
LVIP MFS International Growth Managed Volatility Fund - Service Class(40)	0.85%		0.25%		0.12%		0.74%		1.96%	-0.77%	1.19%
LVIP MFS Value Fund - Service Class(20)	0.61%		0.25%		0.04%		0.00%		0.90%	0.00%	0.90%
LVIP Mondrian International Value Fund - Service Class	0.67%		0.25%		0.06%		0.00%		0.98%	0.00%	0.98%
LVIP Money Market Fund - Service Class	0.37%		0.25%		0.04%		0.00%		0.66%	0.00%	0.66%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class(41)	0.25%		0.35%		0.43%		0.51%		1.54%	-0.33%	1.21%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.07%		0.00%		0.82%	0.00%	0.82%
LVIP SSgA Bond Index Fund - Service Class(42)	0.40%		0.25%		0.05%		0.00%		0.70%	-0.12%	0.58%
LVIP SSgA Conservative Index Allocation Fund - Service Class(43)	0.25%		0.25%		0.09%		0.30%		0.89%	-0.14%	0.75%
LVIP SSgA Conservative Structured Allocation Fund - Service Class(44)	0.25%		0.25%		0.04%		0.32%		0.86%	-0.10%	0.76%
LVIP SSgA Developed International 150 Fund - Service Class(20)	0.33%		0.25%		0.05%		0.00%		0.63%	0.00%	0.63%
LVIP SSgA Emerging Markets 100 Fund - Service Class(20)	0.34%		0.25%		0.10%		0.00%		0.69%	0.00%	0.69%
LVIP SSgA Global Tactical Allocation Managed Volatility Fund - Service Class(45)	0.40%		0.25%		0.04%		0.29%		0.98%	-0.10%	0.88%
LVIP SSgA International Index Fund - Service Class(46)	0.40%		0.25%		0.08%		0.00%		0.73%	-0.07%	0.66%
LVIP SSgA International Managed Volatility Fund - Service Class(47)	0.76%		0.25%		0.50%		0.40%		1.91%	-1.01%	0.90%
LVIP SSgA Large Cap 100 Fund - Service Class(20)	0.31%		0.25%		0.03%		0.00%		0.59%	0.00%	0.59%
LVIP SSgA Large Cap Managed Volatility Fund - Service Class(48)	0.70%		0.25%		0.13%		0.20%		1.28%	-0.58%	0.70%
LVIP SSgA Moderate Index Allocation Fund - Service Class(49)	0.25%		0.25%		0.04%		0.30%		0.84%	-0.10%	0.74%
LVIP SSgA Moderate Structured Allocation Fund - Service Class(49)	0.25%		0.25%		0.02%		0.33%		0.85%	-0.10%	0.75%
LVIP SSgA Moderately Aggressive Index Allocation Fund - Service Class(49)	0.25%		0.25%		0.04%		0.30%		0.84%	-0.10%	0.74%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Service Class(49)	0.25%		0.25%		0.03%		0.34%		0.87%	-0.10%	0.77%
LVIP SSgA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.04%		0.00%		0.46%	0.00%	0.46%
LVIP SSgA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.05%		0.00%		0.62%	0.00%	0.62%
LVIP SSgA Small-Cap Managed Volatility Fund - Service Class (50)	0.90%		0.25%		0.13%		0.35%		1.63%	-0.78%	0.85%
LVIP SSgA Small-Mid Cap 200 Fund - Service Class(20)	0.35%		0.25%		0.06%		0.00%		0.66%	0.00%	0.66%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.70%		0.25%		0.06%		0.00%		1.01%	0.00%	1.01%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.71%		0.25%		0.05%		0.00%		1.01%	0.00%	1.01%
LVIP Templeton Growth Managed Volatility Fund - Service Class(51)	0.67%		0.25%		0.08%		0.01%		1.01%	0.00%	1.01%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class(52)	0.70%		0.25%		0.10%		0.60%		1.65%	-0.45%	1.20%
LVIP UBS Large Cap Growth Managed Volatility Fund - Service Class(53)	0.75%		0.25%		0.08%		0.00%		1.08%	-0.11%	0.97%
LVIP Vanguard Domestic Equity ETF Fund - Service Class(54)	0.25%		0.25%		0.05%		0.10%		0.65%	-0.05%	0.60%
LVIP Vanguard International Equity ETF Fund - Service Class(54)	0.25%		0.25%		0.08%		0.17%		0.75%	-0.05%	0.70%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP VIP Contrafund® Managed Volatility Portfolio - Service Class (55)	0.70%		0.35%		0.10%		0.59%		1.74%	-0.70%	1.04%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class(56)	0.69%		0.35%		1.12%		0.59%		2.75%	-1.71%	1.04%
LVIP Wellington Capital Growth Fund - Service Class	0.69%		0.25%		0.05%		0.00%		0.99%	0.00%	0.99%
LVIP Wellington Mid-Cap Value Fund - Service Class(57)	0.87%		0.25%		0.08%		0.00%		1.20%	-0.01%	1.19%
MFS® VIT Growth Series - Service Class	0.72%		0.25%		0.05%		0.00%		1.02%	0.00%	1.02%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.06%		0.00%		1.04%	0.00%	1.04%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	0.85%		0.00%		0.19%		0.00%		1.04%	0.00%	1.04%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class(58)	0.74%		0.25%		0.04%		0.13%		1.16%	-0.13%	1.03%
Templeton Global Bond VIP Fund - Class 2 (59)	0.46%		0.25%		0.05%		0.00%		0.76%	0.00%	0.76%
Templeton Growth VIP Fund - Class 2(59)	0.76%		0.25%		0.02%		0.00%		1.03%	0.00%	1.03%
(1)	As described in the “Management of the Funds” section of the Fund's prospectus, Blackrock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. Blackrock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to .07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(2)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2015 to April 29, 2016.
(3)	“The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding, in an aggregate amount, 0.74% of the Series’ average daily net assets from April 29, 2015 through April 29, 2016. These fee waivers and expense reimbursements apply only to expenses paid directly by the Series. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series. Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2015 to April 29, 2016.
(4)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2015 through April 29, 2016 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series
(5)	Through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.71% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.17%). The agreement may be terminated with the consent of the fund's Board.
(6)	The Fund administration fee is paid indirectly through the management fee.
(7)	The Fund administration fee is paid indirectly through the management fee. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under ”Management“ in the fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
(8)	”Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.99% of the Fund’s daily net assets through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.
(9)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
(10)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year. The Portfolio's adviser, distributor and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of their average daily net assets. This contract cannot be terminated prior to 5/1/16, at which time the Service Providers will determine whether or not to renew or revise it.
(11)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.75% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(12)	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
(13)	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Other Expenses of the Fund exceed 0.10% of the average daily net assets of the Service Class II of the Fund. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(14)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.00% on the first $250 million of the Fund's average daily net assets; 0.05% on the next $250 million of the Fund's average daily net assets; 0.10% on the next $250 million of the Fund's average daily net assets; and 0.15% in excess of $750 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(15)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(16)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% on the first $250 million of the Fund’s average daily net assets; 0.10% on the next $500 million of the Fund’s average daily net assets; 0.13% on the next $250 million of the Fund’s average daily net assets; and 0.155% of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(17)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(18)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(19)	Other expenses are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 1.10% of the Funds average daily net assets for the Service Class. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(20)	The Management Fee was restated to reflect the current fee of the Fund.
(21)	Other expenses and AFFE are based on estimates for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.69% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Funds average daily net assets for the Service Class. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(22)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(23)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.98% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(24)	Other expenses are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.17% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(25)	AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee:

0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(26)	Other expenses are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.29% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(27)	AFFE is based on estimated amounts for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(28)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(29)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.40% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(30)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(31)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(32)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(33)	Annualized. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.58% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.42% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(34)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(35)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.15% on the first $25 million of the Fund’s average daily net assets; 0.10% on the next $50 million of the Fund’s average daily net assets; 0.05% on the next $225 million of the Fund’s average daily net assets; 0.07% on the next $300 million of the Fund’s average daily net assets; and 0.10% on the next $200 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(36)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $250 million. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(37)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the first $60 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(38)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.55% of the Fund’s average daily net assets for the Service Class. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. AFFE is based on estimated amounts for the current fiscal year.
(39)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(40)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

(41)	Annualized. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.70% of the Fund’s average daily net assets for the Service Class. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(42)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the first $500 million of the Fund's average daily net assets; 0.12% on the next $1.5 billion of the Fund's average daily net assets and 0.15% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(43)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(44)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(45)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(46)	The Fee Waiver was restated to reflect the current fee waiver of the Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $500 million of the Fund’s average daily net assets; 0.05% on the next $500 million of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(47)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.56% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(48)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.50% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(49)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(50)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(51)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(52)	Other expenses and AFFE are based on estimates for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.45% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(53)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.15% on the first $100 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $100 million. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(54)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(55)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee:

0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(56)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Annualized.
(57)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the first $25 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(58)	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.
(59)	The Fund administration fee is paid indirectly through the management fee.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Design 1	$1,254	$2,430	$3,566	$6,089
Design 2	$1,297	$2,548	$3,345	$6,362
Design 3	$1,547	$2,748	$3,845	$6,362
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Design 1	$654	$1,930	$3,166	$6,089
Design 2	$697	$2,048	$3,345	$6,362
Design 3	$697	$2,048	$3,345	$6,362
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Design 1	$1,218	$2,367	$3,536	$6,395
Design 2	$1,261	$2,491	$3,329	$6,712
Design 3	$1,517	$2,708	$3,858	$6,771
2) If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Design 1	$618	$1,867	$3,136	$6,395
Design 2	$661	$1,991	$3,329	$6,712
Design 3	$667	$2,008	$3,358	$6,771
For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect any applicable Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts – Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. You may purchase any one of the contracts offered in this prospectus: Lincoln ChoicePlusSM Design 1 (standard), Lincoln ChoicePlusSM Design 2 (4-year surrender charge), and Lincoln ChoicePlusSM Design 3 (3% enhancement). See The Contracts – Contracts Offered in this Prospectus.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Sample Portfolios? Sample portfolios are designed to assist you in deciding how to allocate your initial Purchase Payment among the various Subaccounts. Each sample portfolio consists of several Subaccounts that invest in underlying funds, each of which represents a specified percentage of your Purchase Payment. See The Contracts – Sample Portfolios.
What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you will have more restrictive Investment Requirements. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments , Bonus Credits and Persistency Credits, if applicable, to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units. If you choose Design 3, you also receive Bonus Credits. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the seventh anniversary of Design 1 and Design 3 contracts (and the fourth anniversary of Design 2 contracts) come first from Purchase Payments. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for the fees and expenses.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, please see The Contracts – Purchase Payments section in this prospectus.
What is a Bonus Credit and a Persistency Credit? If you purchase Design 3, when Purchase Payments are made, we will credit an additional 3% to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
If you purchase Design 2, a Persistency Credit of 0.1125% of Contract Value less Purchase Payments that have been in the contract less than four years will be credited on a quarterly basis after the fourth anniversary. See The Contracts – Persistency Credits.
If you purchase Design 3, a Persistency Credit of 0.1125% of Contract Value less Purchase Payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The Contracts – Persistency Credits.
Annuity contracts that have no provision for Bonus Credits or Persistency Credits may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. Persistency Credits, when available, are designed to fully or partially offset these additional charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, the Contractowner may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage), an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0) or a minimum Annuity Payout (4LATER® Advantage (Managed Risk), 4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (version 4) and i4LIFE® Advantage (without Guaranteed Income Benefit). Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER® Advantage (Managed Risk) are available for election only at the time the contract was purchased, unless your contract was issued prior to August 26, 2013. The following Living Benefit Riders are no longer available for purchase: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln SmartSecurity® Advantage and 4LATER® Advantage. Prior versions of i4LIFE® Advantage Guaranteed Income Benefit may also be unavailable unless otherwise guaranteed under a rider you have purchased.
What is Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)? Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a rider that you may purchase which provides on an annual basis guaranteed periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE® Advantage or an Annuity Payout option under this contract. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in the preceding Benefit Year), and Automatic Annual Step-ups to the Income Base and is decreased by Excess Withdrawals. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for election only at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts - Investment Requirements.
A prior version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, provided different Guaranteed Annual Income amount percentages and less restrictive Investment Requirements. This version is no longer available for purchase.
What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum guaranteed, periodic withdrawals for your life regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial Purchase Payment (or Contract Value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts – Lincoln Lifetime IncomeSM Advantage. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements. This rider is no longer available for purchase.
What is Lincoln SmartSecurity® Advantage? This benefit provides a Guaranteed Amount equal to the initial Purchase Payment and its corresponding Bonus Credit, if applicable, (or Contract Value at the time of election) as adjusted for subsequent Purchase Payments, step-ups, and withdrawals. You may access this benefit through periodic withdrawals. Excess Withdrawals will adversely affect the Guaranteed Amount. See The Contracts – Lincoln SmartSecurity® Advantage. You cannot simultaneously elect Lincoln SmartSecurity® Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements. This rider is no longer available for purchase.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. A Death Benefit and the ability to make withdrawals are available during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE® Advantage payout phase, based on the i4LIFE® Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.
What is i4LIFE® Advantage Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The Guaranteed Income Benefit may be purchased when you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage Guaranteed Income Benefit. Certain Living Benefit Riders have features that may be used to establish the amount of the Guaranteed Income Benefit. You may use your Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) to establish the Guaranteed Income Benefit (Managed Risk) at the time you terminate that rider to purchase i4LIFE® Advantage. The Guaranteed Amount or Income Base from other Living Benefit Riders may also be used to establish the i4LIFE® Advantage Guaranteed Income Benefit. See The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Advantage Guaranteed Income Benefit, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage and 4LATER® Advantage (Managed Risk). i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions of this rider available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts - Investment Requirements.
What is 4LATER® Advantage (Managed Risk)? 4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which may be used to establish the amount of the Guaranteed Income Benefit payment upon election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) to receive a benefit from 4LATER® Advantage (Managed Risk). 4LATER® Advantage (Managed Risk) is available for elections only at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. You cannot simultaneously elect 4LATER® Advantage (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements.
What is 4LATER® Advantage (or “4LATER®”)? 4LATER® Advantage is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE® Advantage Regular Income Payments. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. 4LATER® Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. You cannot simultaneously elect 4LATER® Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements. This rider is no longer available for purchase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts – Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any applicable Bonus Credits credited to your Contract Value if you elect to cancel your contract; however, we will assume the risk of investment loss on the Bonus Credits. See Return Privilege.
Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.

Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2014 financial statements of the VAA and the December 31, 2014 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. For owners of the Design 3 contract, Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	Growth Fund (Class 2): Capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income. This fund is not available in contracts issued on or after November 15, 2010.
•	International Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.

BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Service Class): Total return and, as a secondary objective, high current income. This fund is not available in contracts issued on or after November 15, 2010.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Growth Series (Service Class): Long-term capital appreciation.
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth or capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after June 4, 2007.
The Huntington Funds, advised by Huntington Asset Advisors, Inc.
•	Huntington VA Dividend Capture Fund: Total return on investment.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund will be available on or about May 18, 2015. Consult your financial advisor.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century VP Mid Cap Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP American Century VP Mid Cap Value RPM Fund)
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.

•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.(4)
(formerly LVIP BlackRock Emerging Markets RPM Fund)
•	LVIP BlackRock Equity Dividend Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.(4)
(formerly LVIP BlackRock Equity Dividend RPM Fund)
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP BlackRock Global Allocation V.I. RPM Fund)
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP ClearBridge Variable Appreciation Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP ClearBridge Variable Appreciation RPM Fund)
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Service Class)(1): Long-term capital growth. This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional International Core Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) (formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): To seek long-term capital appreciation.
(formerly LVIP Delaware Growth and Income Fund)
This fund is not available in contracts issued on or after May 23, 2011, but will reopen for all contracts on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) (formerly LVIP Dimensional U.S. Equity RPM Fund)
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with preservation of capital; a fund of funds.
•	LVIP Franklin Mutual Shares VIP Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP Franklin Mutual Shares VIP RPM Fund)
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Conservative Fund)
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3) (formerly LVIP Managed Risk Profile Growth Fund)
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Moderate Fund)
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.(4) (formerly LVIP Invesco Diversified Equity-Income RPM Fund)
•	LVIP Invesco V.I. Comstock Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP Invesco V.I. Comstock RPM Fund)
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund (Service Class): Capital appreciation.(4) (formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Mid Cap Value Managed Risk Fund (Service Class): Long-term capital appreciation.(4) (formerly LVIP JPMorgan Mid Cap Value RPM Fund)
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Growth Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP MFS International Growth RPM Fund)
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Money Market Fund (Service Class)(1): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4) (formerly LVIP Multi-Manager Global Equity RPM Fund)
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSgA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSgA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSgA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4) (formerly LVIP SSgA Global Tactical Allocation RPM Fund)

•	LVIP SSgA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSgA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA International RPM Fund)
•	LVIP SSgA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA Large Cap RPM Fund)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSgA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSgA Small-Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA Small-Cap RPM Fund)
•	LVIP SSgA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP Templeton Growth Managed Volatility Fund (Service Class): Long-term capital growth.(4) (formerly LVIP Templeton Growth RPM Fund)
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP UBS Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.(4) (formerly LVIP UBS Large Cap Growth RPM Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP VIP Contrafund® Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP VIP Contrafund® RPM Portfolio)
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP VIP Mid Cap RPM Portfolio)
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth. (formerly LVIP Capital Growth Fund)
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	Growth Series (Service Class): Capital appreciation.
•	Utilities Series (Service Class): Total return.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is not available in contracts issued on or after June 4, 2007.

PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(2)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
(3)	The Fund employs hedging strategies designed to provide for downside protection during sharp downward movements in equity markets.
(4)	The Fund employs hedging strategies designed to reduce overall portfolio volatility.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and

•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup any Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts based on which contract and Death Benefit you choose. Those charges are equal to an annual rate of:

	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Design 1 (standard):
Mortality and expense risk charge	1.00%	1.05%	1.30%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	1.10%	1.15%	1.40%
Design 2 (4 year surrender charge):
Mortality and expense risk charge	1.45%	1.50%	1.75%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	1.55%	1.60%	1.85%
Design 3 (3% enhancement)
Mortality and expense risk charge	1.45%	1.50%	1.75%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	1.55%	1.60%	1.85%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments
Number of contract anniversaries since Purchase Payment was invested	Design 1	Design 2	Design 3
0	6.0%	6.0%	8.5%
1	6.0%	6.0%	8.0%
2	5.0%	5.0%	7.0%
3	5.0%	5.0%	6.0%
4	4.0%	0.0%	5.0%
5	3.0%	0.0%	4.0%
6	2.0%	0.0%	3.0%
7	0.0%	0.0%	0.0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary for Design 1 or Design 3, or fourth anniversary for Design 2, since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	A surviving spouse, at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE® Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
•	Regular Income Payments made under i4LIFE® Advantage, including any payments to provide the 4LATER® or i4LIFE® Advantage Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;
•	A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. If you have elected the Design 3 contract, Purchase Payments must be invested for at least twelve months before this provision will apply;
•	A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days. If you have elected the Design 3 contract, Purchase Payments must be invested for at least twelve months before this provision will apply;

•	A surrender or annuitization of any applicable Bonus Credits and Persistency Credits;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner. If you have elected the Design 3 contract, Purchase Payments must be invested for at least twelve months before this provision will apply;
•	Withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage, or amounts up to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis. Prior to the seventh anniversary for the Design 1 and Design 3 contracts, and the fourth anniversary for the Design 2 contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
1. from Purchase Payments (on a FIFO basis) until exhausted; then
2. from earnings until exhausted; then
3. from any applicable Bonus Credits.
The example below shows the calculation of the surrender charge on a withdrawal from the Design 3 contract based on the following assumptions:
•	$50,000 initial Purchase Payment; receives a $1,500 Bonus Credit (3%)
•	$30,000 Purchase Payment beginning year 5; receives a $900 Bonus Credit (3%)
•	$100,000 Contract Value in year 6 ($17,600 attributed to earnings; $2,400 to Bonus Credits; $80,000 to Purchase Payments)
•	$60,000 withdrawal beginning year 6
The $60,000 withdrawal is subject to surrender charges of $2,400 calculated as follows:
•	$10,000 is attributed to the free amount (greater of 10% of Contract Value ($10,000) or 10% of Purchase Payments ($8,000)); therefore, no surrender charges are assessed on the first $10,000
•	$40,000 of the remaining initial Purchase Payment subject to 4% surrender charge = $1,600
•	$10,000 of the next Purchase Payment subject to 8% surrender charge = $800
On or after the seventh anniversary for the Design 1 and Design 3 contracts, and the fourth anniversary for the Design 2 contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
1. from Purchase Payments (on a FIFO basis)to which a surrender charge no longer applies until exhausted; then
2. from earnings and any applicable Persistency Credits until exhausted; then
3. from any applicable Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
4. from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
5. from any applicable Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
The example below shows the calculation of the surrender charge on a withdrawal from the Design 3 contract based on the following assumptions:
•	$50,000 initial Purchase Payment; receives a $1,500 Bonus Credit (3%)
•	$30,000 Purchase Payment beginning year 5; receives a $900 Bonus Credit (3%)
•	$150,000 Contract Value in year 9 ($67,600 attributed to earnings and Persistency Credits; $2,400 to Bonus Credits; $80,000 to Purchase Payments)
•	$125,000 withdrawal beginning year 9
$119,100 of the $125,000 withdrawal is not subject to surrender charges, and is broken down as follows:
•	$15,000 attributed to the free amount (greater of 10% of Contract Value ($15,000) or 10% of Purchase Payments ($8,000))
•	$35,000 attributed to remaining initial Purchase Payment not subject to surrender charges (invested more than 7 years)
•	$67,600 attributed to earnings including Persistency Credits (not subject to surrender charges)
•	$1,500 attributed to Bonus Credits on Purchase Payments not subject to surrender charges
$5,900 of the $125,000 withdrawal is subject to a 5% surrender charge since the second Purchase Payment was invested only four Contract Years. The surrender charge is $295.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary.
Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) joint life option. The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, which is no longer available for purchase.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits, Automatic Annual Step-ups, and 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of the charge. After the 10th Benefit Year anniversary, the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The rider percentage charge will increase to the then current rider percentage charge, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.
Lincoln Lifetime IncomeSM Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly). For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See The Contracts - Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments and any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
4LATER® Advantage (Managed Risk) Charge. While this rider is in effect, there is a charge for 4LATER® Advantage (Managed Risk). The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to The Contracts – Living Benefit Riders – 4LATER® Advantage (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
The annual rate for the charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base subject to withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER® Advantage (Managed Risk) section. During the first 10 Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of the charge. After the 10th Benefit Year anniversary the percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the percentage charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current percentage charge will remain in effect and the Income Base will be returned to the prior Income Base adjusted for withdrawals. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.
The percentage charge will increase to the then current annual percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See the 4LATER® Advantage (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
Lincoln SmartSecurity® Advantage Charge (no longer available). While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage. The rider charge is currently equal to an annual rate of:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider. Refer to the Lincoln SmartSecurity® Advantage, Guaranteed Amount section for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge (no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge is currently 0.65% of the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any applicable Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER® rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage Charge. While this rider is in effect, there is a charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual rate of the i4LIFE® Advantage charge during the Access Period is:
	Design 1	Design 2	Design 3
Account Value Death Benefit	1.50%	1.95%	1.95%
Guarantee of Principal Death Benefit	1.55%	2.00%	2.00%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.80%	2.25%	2.25%
During the Lifetime Income Period, the charge for all Death Benefit options is 1.50%. This charge consists of a mortality and expense risk charge, and administrative charge (charges of the Guaranteed Income Benefit are not included and are listed below). These charges replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date, which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period. Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) pay different charges for i4LIFE® Advantage. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk).

i4LIFE® Advantage Guaranteed Income Benefit Charge. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge of 0.65% of the Account Value (0.50% for version 1, 2 and 3), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows:
	Design 1	Design 2	Design 3
i4LIFE® Advantage Account Value Death Benefit	2.15% (2.00% for version 1, 2, 3)	2.60% (2.45% for version 1, 2, 3)	2.60% (2.45% for version 1, 2, 3)
i4LIFE® Advantage Guarantee of Principal Death Benefit	2.20% (2.05% for version 1, 2, 3)	2.65% (2.50% for version 1, 2, 3)	2.65% (2.50% for version 1, 2, 3)
i4LIFE® Advantage EGMDB	2.45% (2.30% for version 1, 2, 3)	2.90% (2.75% for version 1, 2, 3)	2.90% (2.75% for version 1, 2, 3)
If you elect the joint life option, Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows:
	Design 1	Design 2	Design 3
i4LIFE® Advantage Account Value Death Benefit	2.35%	2.80%	2.80%
i4LIFE® Advantage Guarantee of Principal Death Benefit	2.40%	2.85%	2.85%
i4LIFE® Advantage EGMDB	2.65%	3.10%	3.10%
These charges replace the Separate Account Annual Expenses for the base contract. The charge for i4LIFE® Advantage Guaranteed Income Benefit (version 4) is the same as the charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (Managed Risk and version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For (Managed Risk and version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Currently, Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, or 4LATER® Advantage (Managed Risk) . If you previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk), you may carry over certain features of those riders to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If you make this election, the current Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) charge will be your initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
If you previously purchased Lincoln Lifetime IncomeSM Advantage 2.0, you may carry over certain features of that rider to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4). If you make this election, the current Lincoln Lifetime IncomeSM Advantage 2.0 charge will be your initial charge for i4LIFE® Advantage Guaranteed Income Benefit (version 4).
For all such elections, this charge is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions of the VAA. The charges and calculations described earlier in i4LIFE® Advantage Guaranteed Income Benefit will not apply.

The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) discussion below applies to Lincoln Lifetime IncomeSM Advantage 2.0 unless otherwise indicated.
For Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk), the charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The current initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. The total annual Subaccount charges of 1.40% for the EGMDB, 1.15% for the Guarantee of Principal Death Benefit and 1.10% for the Account Value Death Benefit for Design 1 contracts and 1.85% for EGMDB, 1.60% for Guarantee of Principal Death Benefit and 1.55% for Account Value Death Benefit for Design 2 and 3 contracts also apply. Contractowners are guaranteed that in the future the guaranteed maximum initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) will be the guaranteed maximum charge that was in effect at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.) The charge rate is based upon surrender experience, mortality experience, Contractowner investment experience, solvency and profit margins, and the goals and objectives of the Lincoln hedging experience. Significant changes in one or more of these categories could result in an increase in the charge. This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example shows how the initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (Managed Risk) and the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge. The example is a nonqualified contract and assumes the Contractowner is a 60-year old male on the effective date of electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Pursuant to the provisions of the Guaranteed Income Benefit (Managed Risk) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit (Managed Risk) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is 1.05% (single life option). The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. (The same calculation method applies to purchasers of 4LATER® Advantage (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 except for the different initial Guaranteed Income Benefit rates for Lincoln Lifetime IncomeSM Advantage 2.0 set forth in the Guaranteed Income Benefit (version 4) description later in this prospectus.)
1/1/14 Initial i4LIFE® Advantage Account Value	$100,000
1/1/14 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	$125,000
1/1/14 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($125,000 * 1.05%) the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is assessed against the Income Base since it is larger than the Account Value	$1,312.50
1/2/14 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/14 Initial Guaranteed Income Benefit (4% * $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/15 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/15 New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)	$5,175
1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,312.50 * ($5,175/$5,000)) Prior charge * [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,358.44
If the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge will increase upon a step-up. (The Lincoln Lifetime

IncomeSM Advantage 2.0 (Managed Risk) charge continues to be used in the calculation of the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.)
Continuing the above example:
1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	$1,358.44
1/2/16 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/16 New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment)	$5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge increases from 1.05% to 1.15%.
1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,358.44 * ($5,550/$5,175) * (1.15%/1.05%))	$1,595.63
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge (1.15%/1.05%).
If the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, or 4LATER® Advantage (Managed Risk) percentage charge is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit for purchasers who previously purchased 4LATER® Advantage is subject to a current annual charge of 0.65% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows:
	Design 1	Design 2	Design 3
Account Value Death Benefit	2.15%	2.60%	2.60%
Guarantee of Principal Death Benefit	2.20%	2.65%	2.65%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.45%	2.90%	2.90%
(For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage Purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows:

		Design 1	Design 2	Design 3
•	Account Value Death Benefit	2.00%	2.45%	2.45%
•	Guarantee of Principal Death Benefit	2.05%	2.50%	2.50%
•	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.30%	2.75%	2.75%
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage. The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.10% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract or an additional Bonus Credit may be paid.. However, these reductions or benefits may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees or Bonus Credit applicable to a particular contract will be stated in that contract.

The Contracts
Contracts Offered in this Prospectus
This prospectus describes three separate annuity contracts:
•	Lincoln ChoicePlusSM Design 1 (standard)
•	Lincoln ChoicePlusSM Design 2 (4-year surrender charge)
•	Lincoln ChoicePlusSM Design 3 (3% enhancement)
Each contract offers you the ability to choose certain features, and has its own mortality and expense risk charge and applicable surrender charge. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the enhanced Death Benefits or other optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
Enhanced Death Benefits and other optional benefits are described later in this prospectus. You should check with your registered representative regarding availability.
Lincoln ChoicePlusSM Design 1 (standard)
The Design 1 annuity contract has a total mortality and risk expense and administrative charge ranging from 1.10% to 1.40%, depending on which Death Benefit you have elected. It has a declining seven-year surrender charge on each Purchase Payment. Optional benefits and payout options, as described later in this prospectus, are available for additional charges.
Lincoln ChoicePlusSM Design 2 (4-year surrender charge)
The Design 2 annuity contract has a total mortality and risk expense and administrative charge ranging from 1.55% to 1.85%, depending on which Death Benefit you have elected. It has a declining four-year surrender charge on each Purchase Payment. Contractowners of the Design 2 annuity contract will receive a Persistency Credit on a quarterly basis after the fourth contract anniversary. See The Contracts – Persistency Credits. Optional benefits and payout options, as described later in this prospectus, are available for additional charges.
Lincoln ChoicePlusSM Design 3 (3% enhancement)
The Design 3 annuity contract has a total mortality and risk expense and administrative charge ranging from 1.55% to 1.85%, depending on which Death Benefit you have selected. It has a declining seven year surrender charge on each Purchase Payment.
For each Purchase Payment made into the contact, we will credit the contract with a 3% Bonus Credit. See The Contracts – Bonus Credits. In addition, Contractowners of the Design 3 annuity contract will receive a Persistency Credit on a quarterly basis after the seventh contract anniversary. See The Contracts – Persistency Credits. Optional benefits and payout options, as described later in this prospectus, are available for additional charges.
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment and its corresponding Bonus Credit, if applicable, will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit, if applicable, within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Bonus Credits
If you purchase the Design 3 contract, for each Purchase Payment made into the contract, we will credit the contract with a 3% Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated to variable Subaccounts and the fixed account in the same percentages as the Purchase Payment.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. Similar products that do not offer Bonus Credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the Bonus Credits in this contract and the performance of the owner’s chosen Subaccounts. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
Persistency Credits
Contractowners of the Design 2 contract will receive a Persistency Credit on a quarterly basis after the fourth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least four years, by 0.1125%. This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
Contractowners of the Design 3 contract will receive a Persistency Credit on a quarterly basis after the seventh contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least seven years, by the quarterly percentage of 0.1125%. This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable account are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available. Corresponding Bonus Credits, if applicable, will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a Contract Year. Transfers are limited to twelve (12) (within and/or between the variable and fixed Subaccounts) per Contract Year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustments.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The owner on the date of issue will be the person or entity designated in the contract specifications. The owner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).
Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.
Sample Portfolios
You may allocate your initial Purchase Payment among a group of Subaccounts that invest in underlying funds within a sample portfolio. Each sample portfolio consists of several Subaccounts investing in underlying funds, each of which represents a specified percentage of your Purchase Payment. If you choose to select a sample portfolio, you must allocate 100% of your initial Purchase Payment to that portfolio, and we will invest your initial Purchase Payment among the Subaccounts within the portfolio according to the percentage allocations. These allocations will remain in place unless you tell us otherwise. Any subsequent Purchase Payments will be invested according to your allocation instructions at the time of the subsequent Purchase Payment. You may de-select the sample portfolio at any time. The sample portfolios are available only at contract issue. For contracts purchased prior to February 23, 2015, sample portfolios are not available for election with any Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit). For contracts purchased on or after February 23, 2015, sample portfolios are available when electing a Living Benefit Rider at the time the contract is purchased (except i4LIFE® Advantage Guaranteed Income Benefit (version 4)).
Unless you have elected a Living Benefit Rider, your portfolio will not be automatically rebalanced. In order to maintain the portfolio’s specified Subaccount allocation percentages, you must enroll in and maintain the portfolio rebalancing option under your contract, thereby authorizing us to automatically rebalance your Contract Value.
Your registered representative may discuss the portfolios with you to assist you in deciding how to allocate your initial Purchase Payment amongst the various investment options available under your contract. The portfolios were designed and prepared by Lincoln Investment Advisors Corporation (in consultation with Wilshire Associates) for use by Lincoln Financial Distributors, Inc. (LFD). LFD provides these portfolios to broker-dealers who may provide them to their clients. These portfolios do not constitute investment advice, and you should consult your registered representative to determine whether you should utilize a portfolio or whether it is suitable for you based upon your goals, risk tolerance and time horizon. You bear the risk that, over time, a portfolio may not reflect the risk tolerance or return that was expected.
Asset Allocation Models
Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your registered representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.
Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements.
The models are as follows:
•	The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in three equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued after June 30, 2009.
•	The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in three equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in seven equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued after June 30, 2009.
•	The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
Your registered representative will have more information on the specific investments of each model.
Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy, you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.
% of Contract Value
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
LVIP Templeton Growth Managed Volatility Fund	33%
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	contingent Annuitant becomes the Annuitant and the contract continues

upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and The Contracts – Lincoln Lifetime IncomeSM Advantage).
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
•	The current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	The sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and The Contracts – Lincoln Lifetime IncomeSM Advantage); or
•	The highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will deduct the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date, or if you elect i4LIFE® Advantage. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	If any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements will apply to your contract. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser’s risk management strategy depends, in part, on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. There is no guarantee that the strategy can achieve or maintain the fund’s optimal risk targets. The fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

Riders purchased prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime IncomeSM Advantage rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.
Riders purchased on or after January 20, 2009 and prior to June 30, 2009. Contractowners who have elected Living Benefit Riders (except for Lincoln SmartSecurity® Advantage or 4LATER® Advantage) between January 20, 2009 and June 30, 2009 are subject to the following Investment Requirements on the investments in their contracts.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except as described below.
The Deutsche Alternative Asset Allocation VIP Portfolio, the PIMCO VIT CommodityRealReturn® Strategy, the LVIP SSgA Emerging Markets 100 Fund, the AB VPS Global Thematic Growth Portfolio, the Delaware VIP® REIT Series, the LVIP BlackRock Emerging Markets Managed Volatility Fund, the Delaware VIP® Emerging Markets Series, the ClearBridge Variable Mid Cap Core Portfolio and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value under i4LIFE® Advantage among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.

Riders purchased on or after June 30, 2009. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders section below.
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.

Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1
Investments must be at least 20% (30% for riders elected prior to January 20, 2015) of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)	Group 2 Investments cannot exceed 80% (70% for riders elected prior to January 20, 2015) of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund	LVIP American Century VP Mid Cap Value Managed Volatility Fund
LVIP BlackRock Equity Dividend Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP ClearBridge Variable Appreciation Managed Volatility Fund
LVIP Dimensional International Core Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
LVIP Franklin Mutual Shares VIP Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco V.I. Comstock Managed Volatility Fund
LVIP Ivy Mid Cap Growth Managed Volatility Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund
LVIP MFS International Growth Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSgA Global Tactical Allocation Managed Volatility Fund
LVIP SSgA International Managed Volatility Fund
LVIP SSgA Large Cap Managed Volatility Fund
LVIP SSgA Small-Cap Managed Volatility Fund
LVIP Templeton Growth Managed Volatility Fund
LVIP UBS Large Cap Growth Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP VIP Contrafund® Managed Volatility Portfolio
	LVIP VIP Mid Cap Managed Volatility Portfolio	LVIP BlackRock Emerging Markets Managed Volatility Fund
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series

•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Income Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
Investment Requirements for other Living Benefit Riders. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSgA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The PIMCO VIT CommodityRealReturn® Strategy Portfolio, Franklin Templeton Founding Investment Strategy, Templeton Global Bond VIP Fund, and ClearBridge Variable Mid Cap Core Portfolio are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Income Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Living Benefit Riders
The optional Living Benefit Riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage), a minimum Annuity Payout (i4LIFE® Advantage Guaranteed Income Benefit, 4LATER® Advantage (Managed Risk) and 4LATER® Advantage), or an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0). Living Benefit Riders which are no longer available for purchase include: Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER® Advantage. Certain versions of i4LIFE® Advantage Guaranteed Income Benefit may also be unavailable unless guaranteed under a prior rider you purchased. You may not elect more than one Living Benefit Rider at any one time. Upon election of a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit).
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase in your contract that provides:
•	Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base (a value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);

•	Lifetime income is available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;
•	A 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in the preceding Benefit Year and the rider is within the Enhancement Period;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement.
In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life and joint life options, you may receive Guaranteed Annual Income payments for your lifetime through the election of i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 rider will terminate. Except as specified below, this election must be made by the Contractowner's age 80 for qualified contracts and up to the Contractowner's (or joint owner's if younger) age 95 for nonqualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012 and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the 5th Benefit Year anniversary must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other Living Benefit Rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE® Advantage or 4LATER® Advantage (Managed Risk), which are Annuity Payout options. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) available to new purchasers.
If your Lincoln Lifetime IncomeSM Advantage 2.0 rider was purchased prior to April 2, 2012, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) as there would be no additional benefit to you.
If you purchased your contract prior to August 26, 2013, and you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements for Managed Risk Riders. If you purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are required to adhere to Investment Requirements for other Living Benefit Riders.
In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
If you elect this rider at contract issue, it will be effective on the contract’s effective date. For contracts issued prior to August 26, 2013, if you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment plus the amount of any Bonus Credit. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments and any Bonus Credits automatically increase the Income Base by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment which receives a 3% Bonus Credit will increase the Income Base by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the rider charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, and any applicable Bonus Credits Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in the preceding Benefit Year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawalsand no Bonus Credits):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05% = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
If during the first 10 Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the 10th Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the 10th Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional Purchase Payment made during the preceding Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider chargeand account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).
Each time the Income Base is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. As stated above, if you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments or Bonus Credits):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.
Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day to elect either i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option set forth above. At that time, you must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout option to continue receiving Guaranteed Annual Income payments for life. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013, at age 60 (single life option), your Guaranteed Annual Income percentage is 4% (see the table below). If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income Percentages by Ages for rider elections on or after May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – under 59½	3.50%	55 – under 59½	3.50%
59½ - 64	4.00%	59½ – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – under 59½	3.00%	55 – under 59½	3.00%
59½ - 64	3.50%	59½ – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Note that Guaranteed Annual Income percentages for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If your Contract Value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 (4% Guaranteed Annual Income percentage for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)) elected on or after May 20, 2013, on the rider’s effective date, and makes an initial Purchase Payment of $200,000 into the contract:
Contract Value on the rider's effective date	$200,000
Income Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider's effective date	$210,000
Income Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date when Contractowner is still age 60	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments and any Bonus Credits added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment and any applicable Bonus Credits. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made which receives a 3% Bonus Credit, the new Guaranteed Annual Income amount that Benefit Year is $2,412 ($2,000 + 4% of $10,300). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract. Persistency Credits added to the contract do not immediately increase the Guaranteed Annual Income amount but are added to the Contract Value and may increase the Income Base upon an Automatic Annual Step-up which in return may increase the Guaranteed Annual Income amount.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person).
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:
Contract Value = $56,600 ($60,000 - $3,400)
Income Base = $85,000
The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion by which the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 ÷ $56,600)
Contract Value = $48,000 ($56,600 - $8,600)
Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base is unchanged:
Contract Value = $43,000
Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge. Withdrawals attributed to bonus credits are not subject to surrender charges.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contracts) or age 95 (younger of you or your spouse for the joint life option) (nonqualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the 5th Benefit Year anniversary have until the Contractowner has reached age 85 (qualified contracts) or age 99 (younger of you or your spouse for the joint life option) (nonqualified contracts) to elect the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit or the EGMDB. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86 (age 76 for qualified contracts), may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	upon surrender of the contract;
•	upon termination of the underlying annuity contract;

•	for qualified contracts, on the final day of the Contractowner's eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or the Guaranteed Annual Income Amount Annuity Payout Option; or
•	for nonqualified contracts, on the final day of the Contractowner's eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or the Guaranteed Annual Income Amount Annuity Payout Option.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) in effect on your contract at the same time.
Prior to the Annuity Commencement Date, Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to terminate their rider and elect i4LIFE® Advantage Guaranteed Income Benefit. This election is possible even if i4LIFE® Advantage Guaranteed Income Benefit is no longer available for purchase. (Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).) Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). If the decision to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE® Advantage to establish the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If the decision to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is made because it is the last day of the Contractowner's eligibility to elect i4LIFE® Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage with the applicable version of Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you choose to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the single life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) single life option. If you terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option. The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a) Contract Value $80,000
b) Sum of Purchase Payments $100,000
c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
a) $80,000 - $9,000 = $71,000 (Reduction $9,000)
b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)
($95,000 - $5,067 = $89,933 [$95,000 x ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c) $150,000 - $16,875 = $133,125 [$150,000 x $9,000/$80,000 = $16,875]. The entire $9,000 withdrawal reduced the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% Step-up (if applicable to your contract). These options are discussed below in detail.
If you purchased the Lincoln Lifetime IncomeSM Advantage rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (See i4LIFE® Advantage option.) Not all riders will be available at all times.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your death.
If the rider was elected at contract issue, then it became effective on the contract’s effective date. If it was elected after the contract was issued then it became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life.
Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, and applicable Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment and Bonus Credit. Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount for a Design 1 contract:

Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 times 105%=$120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or when the Contractowner/Annuitant reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant is still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments or Bonus Credits and issue age above 59½ (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$50,000	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement period began.

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. On the later of the 10th Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments including Bonus Credits made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) (The 200% Step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This Step-up will not occur if:
1.	an Excess Withdrawal (defined below) has occurred; or
2.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and any applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this Step-up on the Guaranteed Amount for a Design 1 contract:
Initial Purchase Payment at age 65 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.
After 10 years, at age 75, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.
The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your lifetime as long as your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% Step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments or Bonus Credits and issue age above 59½ (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$50,000	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% Step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 X 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Deductions – Surrender Charges. Withdrawals attributed to Bonus Credits are not subject to surrender charges.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount for your life.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon your death. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the Contractowner/Annuitant, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the Contractowner/Annuitant (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;

•	upon the death of the Contractowner/Annuitant;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available at the time for purchase.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. This rider is available after the contract's effective date. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.
i4LIFE® Advantage Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.
Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.
Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit, whichever is in effect. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:

Contract Value before withdrawal $80,000
Maximum Annual Withdrawal Amount $ 5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a)	Contract Value $80,000
b)	Sum of Purchase Payments $100,000
c)	Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculations as follows:
a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)	$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln SmartSecurity® Advantage
The Lincoln SmartSecurity® Advantage rider is no longer available for purchase. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Paymentplus the amount of any Bonus Credit. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse, if joint owner, are the Annuitant).
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment which receives a 3%

Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments plus Bonus Credits and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges andother deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the 10th Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments or Bonus Credits):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions – Rider Charges – Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Paymentsand any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit if Design 3 is purchased) the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal, or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum

Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage rider who decide to terminate their rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available). Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See The Contracts – Living Benefit Riders – i4LIFE® Advantage.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect 4LATER® Advantage (Managed Risk) at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment and any Bonus Credits. If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Income Base is $10,000,000. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments and any Bonus Credits automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first

Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER® Advantage (Managed Risk) will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider chargeand account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	if there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base for a Design 1 contract (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05% = $120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments or Bonus Credits):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Eligibility. To elect 4LATER® Advantage (Managed Risk), the Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger.
For contracts issued on or after August 26, 2013, 4LATER® Advantage (Managed Risk) is only available for election at the time the contract is purchased. 4LATER® Advantage (Managed Risk) is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the owner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. If you are eligible to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and you purchase joint life benefits where Secondary Life is a spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) generally offers better benefits for the same charge. Please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), for more information about Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Termination. After the 5th anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or

•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for purchasers who previously purchased 4LATER® Advantage (Managed Risk). Contractowners with an active 4LATER® Advantage (Managed Risk) may purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at the terms in effect when the Contractowner purchased 4LATER® Advantage (Managed Risk) rider. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). See Living Benefit Riders - i4LIFE® Advantage Guaranteed Income Benefit for more information.
Once you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95. Purchasers of 4LATER® Advantage (Managed Risk) who have waited until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) until age 99.
If you elect the 4LATER® Advantage (Managed Risk) joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option.
Contractowners who elect 4LATER® Advantage (Managed Risk) are guaranteed the ability in the future to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER® Advantage (Managed Risk). The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your 4LATER® Advantage (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the i4LIFE® Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
You should consider electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) when you are ready to immediately start receiving i4LIFE® Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the option is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 for nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began . See The Contracts – i4LIFE® Advantage Death Benefits.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4% or 5% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value, less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Total i4LIFE® Regular Income Payment	$25,000
Additional Withdrawal	$15,000	($15,000/$150,000=10% withdrawal)
Account Value at the time of Additional Withdrawal	$150,000
Death Benefit Value after i4LIFE® Regular Income Payment = $200,000 - $25,000 = $175,000
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
Reduction in Death Benefit Value for Withdrawal = $175,000 x 10% = $17,500
The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit may be available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. There are two versions of i4LIFE®Advantage Guaranteed Income Benefit currently available for purchase (unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider) – i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
i4LIFE® Advantage Guaranteed Income Benefit is an optional feature that provides a Guaranteed Income Benefit percentage and requires that you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to your version of i4LIFE® Advantage Guaranteed Income Benefit. You will be subject to Investment Requirements applicable to your rider for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. See i4LIFE® Advantage Guaranteed Income Benefit – Termination for more information. All of the other terms and conditions of i4LIFE® Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders), Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Lincoln Lifetime IncomeSM Advantage 2.0 (income benefit riders), or 4LATER® Advantage (Managed Risk) (minimum Annuity Payout rider) prior to electing i4LIFE® Advantage Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.
Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (including Lincoln Lifetime IncomeSM Advantage 2.0) or 4LATER® Advantage (Managed Risk) who decides to terminate that rider to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.
You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage rider or the Lincoln Lifetime IncomeSM Advantage rider or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) who wish to elect i4LIFE® Advantage Guaranteed Income Benefit must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). The following discussion applies to both Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) unless otherwise specified. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage with Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available to Lincoln SmartSecurity® Advantage purchasers.)
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – under 59½	3.50%	55 – under 59½	3.50%
59½ - 64	4.00%	59½ – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – under 59½	3.00%	55 – under 59½	3.00%
59½ - 64	3.50%	59½ – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*	Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no

Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.0% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2014 Amount of initial Regular Income Payment	$4,801
8/1/2014 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2014 Initial Guaranteed Income Benefit (4.0% times $100,000 Account Value)	$4,000
8/1/2015 Recalculated Regular Income Payment	$6,000
8/1/2015 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
At the time of a reset of the step-up period the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
At the time of a reset of the 15-year step-up period the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who wait until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.
Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 rider may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the Guaranteed Income Benefit at the terms in effect for purchasers of this rider. If the Contractowner terminates Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage Guaranteed Income Benefit (version 4) on the last day the Contractowner is eligible to purchase i4LIFE® Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect

i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012 who have waited until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.
Lincoln SmartSecurity® Advantage. Contractowners who purchased Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner’s age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner’s age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
4LATER® Advantage (Managed Risk). Contractowners who elect 4LATER® Advantage (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or the Account Value to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) apply.
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See the Lincoln Lifetime IncomeSM Advantage – i4LIFE® Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections table above.
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements apply if you use the greater of the Account Value or Income Base (less amounts paid since the last Automatic Step-up) under

Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) to calculate the Guaranteed Income Benefit as set forth below:

Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85

•	The maximum Access Period available for this benefit is to age 115 for nonqualified contracts; to age 100 for qualified contracts.
If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (Managed Risk) or Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the example in the 4LATER® Guaranteed Income Benefit section of this prospectus.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with qualified (IRAs and Roth IRAs) and nonqualified annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are the only versions of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:

i4LIFE® Regular Income Payment before Withdrawal	$1,200
Guaranteed Income Benefit before Withdrawal	$900
Account Value at time of Additional Withdrawal	$150,000
Additional Withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for Withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE® Advantage Death Benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE® Advantage Guarantee of Principal Death Benefit) or Account Value Death Benefit options. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
4LATER® Advantage
The 4LATER® Advantage rider is no longer available for purchase.
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.
elected on a Design 1 contract Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
elected on a Design 1 contract Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:

Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.
At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER® Guaranteed Income Benefit charge.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.

If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER® Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)
If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the assumed investment return rate will not change.
The following is an example of what happens when you extend the Access Period:

Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 may elect the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payout Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and

•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments, Bonus Credits and Persistency Credits and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit, if applicable, allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment if applicable. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit, if applicable, will be treated separately for purposes of determining any applicable Interest Adjustment. Any amount withdrawn from a fixed Subaccount may be subject to any applicable surrender charges, account fees and premium taxes. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable subaccounts. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage, or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege)
•	on the expiration date of a Guaranteed Period
•	as a result of the death of the contractowner or annuitant
•	subsequent to the diagnosis of a terminal illness of the contractowner. Diagnosis of the terminal illness must be after the contract date and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the contract date and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner;
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the purchase payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:

•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited Bonus Credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. No Bonus Credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with broker-dealers that are unaffiliated with us. While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of Purchase Payments, plus 0.30% annual trail compensation beginning in years two and beyond. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of annuitized value and/or ongoing annual compensation of up to 1.05% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers. Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2014 is contained in the Statement of Additional Information (SAI).
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments , Bonus Credits, Persistency Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.

Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. Our individual variable annuity products are no longer available for purchase under a 403(b) plan, and we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other providers.
We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Federal Penalty Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code)
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to any applicable Bonus Credits, less any applicable Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to any applicable Bonus Credits. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding any applicable Bonus Credits during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;

•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service; and
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service.
Cyber Security
Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM Design
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln ChoicePlusSM Design.
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.

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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
Design 1
	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF Growth and Income(1)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.359	11.488	3	N/A	N/A	N/A
2008	N/A	N/A	N/A		11.488	6.735	4	N/A	N/A	N/A
2009	N/A	N/A	N/A		6.735	8.013	4	N/A	N/A	N/A
2010	N/A	N/A	N/A		8.013	8.935	4	N/A	N/A	N/A
2011	N/A	N/A	N/A		8.935	9.369	3	N/A	N/A	N/A
2012	N/A	N/A	N/A		9.369	10.859	3	N/A	N/A	N/A
2013	N/A	N/A	N/A		10.859	12.715	3	N/A	N/A	N/A
ABVPSF International Value(2)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		12.199	11.857	4	N/A	N/A	N/A
2008	N/A	N/A	N/A		11.857	5.476	6	N/A	N/A	N/A
2009	N/A	N/A	N/A		5.476	7.273	6	N/A	N/A	N/A
2010	N/A	N/A	N/A		7.273	7.499	6	N/A	N/A	N/A
2011	N/A	N/A	N/A		7.499	5.972	6	N/A	N/A	N/A
2012	N/A	N/A	N/A		5.972	6.742	6	N/A	N/A	N/A
2013	N/A	N/A	N/A		6.742	7.433	6	N/A	N/A	N/A
ABVPSF Small/Mid Cap Value
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.105	11.031	3	N/A	N/A	N/A
2008	N/A	N/A	N/A		11.031	7.006	4	N/A	N/A	N/A
2009	N/A	N/A	N/A		7.006	9.881	4	8.528	9.898	1*
2010	N/A	N/A	N/A		9.881	12.365	4	9.898	12.392	1*
2011	N/A	N/A	N/A		12.365	11.170	3	N/A	N/A	N/A
2012	N/A	N/A	N/A		11.170	13.081	4	N/A	N/A	N/A
2013	N/A	N/A	N/A		13.081	17.799	4	N/A	N/A	N/A
2014	N/A	N/A	N/A		17.799	19.169	4	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		10.683	10.774	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A		10.774	10.480	3	N/A	N/A	N/A
2009	N/A	N/A	N/A		10.480	11.421	3	N/A	N/A	N/A
2010	N/A	N/A	N/A		11.421	11.866	3	N/A	N/A	N/A
2011	N/A	N/A	N/A		11.866	13.108	3	N/A	N/A	N/A
2012	N/A	N/A	N/A		13.108	13.915	3	N/A	N/A	N/A
2013	N/A	N/A	N/A		13.915	13.639	3	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.927	12.480	2	N/A	N/A	N/A
2008	13.652	10.371	1*		12.480	7.601	3	N/A	N/A	N/A
2009	10.371	14.553	1*		7.601	10.693	3	9.560	10.711	2
2010	14.553	16.036	1*		10.693	11.812	10	N/A	N/A	N/A
2011	16.036	14.408	1*		11.812	10.640	11	N/A	N/A	N/A
2012	14.408	17.413	1*		10.640	12.891	10	N/A	N/A	N/A
2013	17.413	22.181	1*		12.891	16.462	10	N/A	N/A	N/A
2014	22.181	22.379	1*		16.462	16.650	8	N/A	N/A	N/A
American Funds Global Small Capitalization
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		13.536	13.681	1*	15.059	13.690	2
2008	N/A	N/A	N/A		13.681	6.286	1*	13.690	6.293	1*
2009	N/A	N/A	N/A		6.286	10.023	1*	6.293	10.040	2
2010	13.797	16.655	3		10.023	12.130	2	N/A	N/A	N/A
2011	16.655	13.279	3		12.130	9.695	2	N/A	N/A	N/A
2012	13.279	15.475	3		9.695	11.327	2	N/A	N/A	N/A
2013	15.475	19.575	3		11.327	14.364	2	N/A	N/A	N/A
2014	19.575	19.713	3		14.364	14.501	1*	N/A	N/A	N/A
American Funds Growth
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.699	11.893	8	N/A	N/A	N/A
2008	9.778	6.810	1*		11.893	6.587	18	N/A	N/A	N/A
2009	6.810	9.361	1*		6.587	9.078	20	N/A	N/A	N/A
2010	9.361	10.956	14		9.078	10.651	21	N/A	N/A	N/A
2011	10.956	10.341	14		10.651	10.079	21	N/A	N/A	N/A
2012	10.341	12.022	14		10.079	11.746	21	N/A	N/A	N/A
2013	12.022	15.424	13		11.746	15.107	21	N/A	N/A	N/A
2014	15.424	16.503	13		15.107	16.205	18	N/A	N/A	N/A
American Funds Growth-Income
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.251	11.307	8	N/A	N/A	N/A
2008	12.281	9.073	1*		11.307	6.947	17	N/A	N/A	N/A
2009	9.073	11.742	1*		6.947	9.013	23	8.013	9.028	2
2010	11.742	12.902	12		9.013	9.928	34	9.028	9.950	2
2011	12.902	12.490	12		9.928	9.635	35	N/A	N/A	N/A
2012	12.490	14.470	12		9.635	11.190	32	N/A	N/A	N/A
2013	14.470	19.048	12		11.190	14.768	31	11.223	14.818	4
2014	19.048	20.781	12		14.768	16.152	28	N/A	N/A	N/A
American Funds International
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.644	12.724	9	13.116	12.733	1*
2008	N/A	N/A	N/A		12.724	7.280	20	12.733	7.288	1*
2009	N/A	N/A	N/A		7.280	10.296	24	7.288	10.314	1*
2010	11.945	12.631	7		10.296	10.915	24	N/A	N/A	N/A
2011	12.631	10.716	7		10.915	9.283	24	N/A	N/A	N/A
2012	10.716	12.459	7		9.283	10.820	22	N/A	N/A	N/A
2013	12.459	14.944	7		10.820	13.011	22	N/A	N/A	N/A
2014	14.944	14.345	7		13.011	12.521	21	N/A	N/A	N/A
BlackRock Global Allocation V.I.
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	11.587	12.542	5		N/A	N/A	N/A	N/A	N/A	N/A
2011	12.542	11.917	5		12.592	11.995	2	N/A	N/A	N/A
2012	11.917	12.922	5		11.995	13.040	3	N/A	N/A	N/A
2013	12.922	14.580	6		13.040	14.749	4	N/A	N/A	N/A
2014	14.580	14.655	7		14.749	14.862	5	N/A	N/A	N/A
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Diversified Income
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		10.550	10.990	18	N/A	N/A	N/A
2008	12.006	11.246	1*		10.990	10.332	31	N/A	N/A	N/A
2009	11.246	14.046	1*		10.332	12.937	32	N/A	N/A	N/A
2010	14.046	14.940	1*		12.937	13.795	38	N/A	N/A	N/A
2011	14.940	15.639	1*		13.795	14.477	35	13.825	14.515	7
2012	15.639	16.482	4		14.477	15.295	35	14.515	15.344	6
2013	16.482	16.022	13		15.295	14.905	45	15.344	14.960	3
2014	16.022	16.586	16		14.905	15.469	48	N/A	N/A	N/A
Delaware VIP Emerging Markets
2007	N/A	N/A	N/A		11.819	12.038	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A		12.038	5.750	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A		5.750	10.099	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A		10.099	11.802	2	N/A	N/A	N/A
2011	28.298	22.323	1*		11.802	9.333	3	N/A	N/A	N/A
2012	22.323	25.135	1*		9.333	10.536	3	N/A	N/A	N/A
2013	25.135	27.229	1*		10.536	11.442	3	N/A	N/A	N/A
2014	27.229	24.632	1*		11.442	10.376	3	N/A	N/A	N/A
Delaware VIP High Yield
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		10.720	10.719	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A		10.719	8.008	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A		8.008	11.767	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A		11.767	13.368	3	N/A	N/A	N/A
2011	N/A	N/A	N/A		13.368	13.523	3	N/A	N/A	N/A
2012	N/A	N/A	N/A		13.523	15.688	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A		15.688	16.901	2	N/A	N/A	N/A
2014	N/A	N/A	N/A		16.901	16.618	1*	N/A	N/A	N/A
Delaware VIP Limited-Term Diversified Income
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	10.528	10.289	1*		N/A	N/A	N/A	N/A	N/A	N/A
2009	10.289	11.423	1*		N/A	N/A	N/A	10.574	11.439	1*
2010	11.423	11.748	1*		11.421	11.775	3	11.439	11.800	1*
2011	11.748	11.881	1*		11.775	11.938	3	N/A	N/A	N/A
2012	11.881	12.012	2		11.938	12.100	6	N/A	N/A	N/A
2013	12.012	11.688	11		12.100	11.803	8	N/A	N/A	N/A
2014	11.688	11.691	13		11.803	11.836	8	N/A	N/A	N/A
Delaware VIP REIT
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	24.988	26.564	1*		N/A	N/A	N/A	N/A	N/A	N/A
2013	26.564	26.698	1*		N/A	N/A	N/A	N/A	N/A	N/A
2014	26.698	33.994	1*		N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Small Cap Value
2008	9.684	6.886	1*		N/A	N/A	N/A	N/A	N/A	N/A
2009	6.886	8.934	1*		N/A	N/A	N/A	N/A	N/A	N/A
2010	8.934	11.622	1*		N/A	N/A	N/A	8.974	11.709	2
2011	11.622	11.278	1*		N/A	N/A	N/A	N/A	N/A	N/A
2012	11.278	12.638	1*		N/A	N/A	N/A	N/A	N/A	N/A
2013	12.638	16.599	1*		N/A	N/A	N/A	N/A	N/A	N/A
2014	16.599	17.288	1*		N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Smid Cap Growth(4)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		12.161	12.220	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A		12.220	6.421	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A		6.421	9.800	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A		11.696	13.243	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A		13.243	14.125	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A		14.125	15.459	1*	15.845	15.502	1*
2013	N/A	N/A	N/A		15.459	21.549	1*	15.502	21.615	1*
2014	29.393	31.317	1*		21.549	21.912	1*	N/A	N/A	N/A
Delaware VIP U.S. Growth
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		10.843	11.522	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A		11.522	13.208	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A		13.208	17.554	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A		17.554	19.520	1*	N/A	N/A	N/A
Delaware VIP Value
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.879	10.707	3	N/A	N/A	N/A
2008	N/A	N/A	N/A		10.707	7.031	4	N/A	N/A	N/A
2009	N/A	N/A	N/A		7.031	8.178	4	N/A	N/A	N/A
2010	N/A	N/A	N/A		8.178	9.323	4	N/A	N/A	N/A
2011	N/A	N/A	N/A		9.323	10.070	3	N/A	N/A	N/A
2012	N/A	N/A	N/A		10.070	11.392	3	N/A	N/A	N/A
2013	N/A	N/A	N/A		11.392	15.021	3	N/A	N/A	N/A
2014	N/A	N/A	N/A		15.021	16.883	2	N/A	N/A	N/A
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		12.889	13.222	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A		13.222	13.169	1*	N/A	N/A	N/A
2014	13.237	13.249	3		13.169	13.440	1*	N/A	N/A	N/A
Deutsche Equity 500 Index VIP(1)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Small Cap Index VIP(5)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Contrafund
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.517	12.424	4	12.905	12.432	3
2008	N/A	N/A	N/A		12.424	7.039	9	12.432	7.047	2
2009	N/A	N/A	N/A		7.039	9.426	10	7.047	9.442	3
2010	N/A	N/A	N/A		9.426	10.896	16	9.442	10.919	3
2011	17.814	17.077	1*		10.896	10.471	17	N/A	N/A	N/A
2012	17.077	19.558	2		10.471	12.022	18	N/A	N/A	N/A
2013	19.558	25.256	3		12.022	15.563	18	N/A	N/A	N/A
2014	25.256	27.807	3		15.563	17.178	18	N/A	N/A	N/A
Fidelity VIP Growth
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		12.988	13.299	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A		13.299	6.927	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A		6.927	8.764	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A		8.764	10.732	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A		10.732	10.605	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A		10.605	11.995	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A		11.995	16.132	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A		16.132	17.704	1*	N/A	N/A	N/A
Fidelity VIP Mid Cap
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.614	12.021	1*	N/A	N/A	N/A
2008	11.994	8.694	1*		12.021	7.177	2	N/A	N/A	N/A
2009	8.694	11.981	1*		7.177	9.915	4	N/A	N/A	N/A
2010	11.981	15.191	1*		9.915	12.603	4	9.932	12.631	1*
2011	15.191	13.354	1*		12.603	11.107	4	N/A	N/A	N/A
2012	13.354	15.086	1*		11.107	12.578	4	N/A	N/A	N/A
2013	15.086	20.212	1*		12.578	16.895	4	N/A	N/A	N/A
2014	20.212	21.133	2		16.895	17.709	3	N/A	N/A	N/A
Fidelity VIP Overseas(6)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.031	12.653	2	N/A	N/A	N/A
2008	N/A	N/A	N/A		12.653	7.010	3	N/A	N/A	N/A
2009	N/A	N/A	N/A		7.010	8.746	3	N/A	N/A	N/A
2010	N/A	N/A	N/A		8.746	9.756	3	N/A	N/A	N/A
2011	N/A	N/A	N/A		9.756	7.972	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A		7.972	9.487	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A		9.487	10.607	1*	N/A	N/A	N/A
Franklin Income VIP
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.038	11.000	4	11.334	11.008	2
2008	7.923	7.976	1*		11.000	7.649	9	11.008	7.658	1*
2009	7.976	10.665	1*		7.649	10.254	12	7.658	10.271	2
2010	10.665	11.850	1*		10.254	11.421	11	10.271	11.446	2
2011	11.850	11.964	1*		11.421	11.560	7	N/A	N/A	N/A
2012	11.964	13.290	4		11.560	12.873	6	N/A	N/A	N/A
2013	13.290	14.933	5		12.873	14.500	6	N/A	N/A	N/A
2014	14.933	15.405	8		14.500	14.996	5	N/A	N/A	N/A
Franklin Mutual Shares VIP
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.175	11.175	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A		11.175	6.948	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A		6.948	8.658	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A		8.658	9.517	8	N/A	N/A	N/A
2011	N/A	N/A	N/A		9.517	9.310	8	N/A	N/A	N/A
2012	N/A	N/A	N/A		9.310	10.514	8	N/A	N/A	N/A
2013	N/A	N/A	N/A		10.514	13.332	7	N/A	N/A	N/A
2014	N/A	N/A	N/A		13.332	14.118	6	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	8.134	5.552	1*		9.947	6.734	1*	N/A	N/A	N/A
2009	5.552	7.860	1*		6.734	9.557	1*	N/A	N/A	N/A
2010	7.860	9.892	1*		9.557	12.058	1*	N/A	N/A	N/A
2011	9.892	9.283	1*		12.058	11.344	1*	N/A	N/A	N/A
2012	9.283	10.147	1*		11.344	12.431	1*	N/A	N/A	N/A
2013	10.147	11.836	1*		12.431	14.513	1*	N/A	N/A	N/A
Huntington VA Balanced(14)
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	9.775	10.466	1*		N/A	N/A	N/A	N/A	N/A	N/A
2013	10.466	11.885	1*		N/A	N/A	N/A	N/A	N/A	N/A
2014	11.885	11.919	1*		N/A	N/A	N/A	N/A	N/A	N/A
Huntington VA Dividend Capture
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	10.199	10.791	4		N/A	N/A	N/A	N/A	N/A	N/A
2013	10.791	12.767	4		N/A	N/A	N/A	N/A	N/A	N/A
2014	12.767	13.868	4		N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century VP Mid Cap Value RPM
2014	N/A	N/A	N/A		10.044	11.246	3	N/A	N/A	N/A
LVIP American Global Growth
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	11.143	13.333	1*		N/A	N/A	N/A	N/A	N/A	N/A
2013	13.333	16.920	1*		N/A	N/A	N/A	N/A	N/A	N/A
2014	16.920	16.998	1*		N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Small Capitalization
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		12.778	10.170	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A		10.170	11.838	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A		11.838	14.955	1*	N/A	N/A	N/A
2014	15.060	14.867	4		14.955	15.034	1*	N/A	N/A	N/A
LVIP American Growth
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	17.962	18.539	6		N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth-Income
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	12.175	11.738	2		N/A	N/A	N/A	N/A	N/A	N/A
2012	11.738	13.547	9		N/A	N/A	N/A	N/A	N/A	N/A
2013	13.547	17.770	6		16.385	17.926	1*	N/A	N/A	N/A
2014	17.770	19.322	19		17.926	19.540	2	N/A	N/A	N/A
LVIP American International
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		11.118	12.080	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A		12.080	14.468	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A		14.468	13.873	2	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	11.849	13.232	3		13.333	14.203	1*	N/A	N/A	N/A
2013	13.232	18.275	3		14.203	19.665	1*	N/A	N/A	N/A
2014	18.275	18.896	3		19.665	20.384	1*	N/A	N/A	N/A
LVIP BlackRock Emerging Markets RPM
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	10.143	9.947	1*		10.551	9.981	2	N/A	N/A	N/A
2014	9.947	9.306	1*		9.981	9.360	4	N/A	N/A	N/A
LVIP BlackRock Equity Dividend RPM
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		9.723	6.699	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A		6.699	8.144	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A		8.144	9.472	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A		9.472	9.099	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A		9.099	10.495	1*	N/A	N/A	N/A
2013	11.216	12.894	4		10.495	12.238	8	N/A	N/A	N/A
2014	12.894	13.125	9		12.238	12.488	10	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. RPM
2013	9.795	10.421	15		10.282	10.438	6	N/A	N/A	N/A
2014	10.421	10.219	16		10.438	10.261	8	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	11.247	11.687	4		11.495	11.764	2	N/A	N/A	N/A
2013	11.687	10.538	11		11.764	10.633	9	N/A	N/A	N/A
2014	10.538	10.691	12		10.633	10.814	9	N/A	N/A	N/A
LVIP Capital Growth
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Clarion Global Real Estate
2007	N/A	N/A	N/A		8.803	8.244	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A		8.244	4.712	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A		4.712	6.405	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A		6.405	7.450	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A		7.450	6.709	3	N/A	N/A	N/A
2012	7.292	8.135	1*		6.709	8.250	3	N/A	N/A	N/A
2013	8.135	8.265	1*		8.250	8.403	3	N/A	N/A	N/A
2014	8.265	9.259	1*		8.403	9.437	2	N/A	N/A	N/A
LVIP ClearBridge Variable Appreciation RPM
2014	9.708	10.449	1*		10.585	10.475	3	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Columbia Small-Mid Cap Growth RPM
2007	N/A	N/A	N/A		9.970	10.979	3	N/A	N/A	N/A
2008	N/A	N/A	N/A		10.979	5.488	6	N/A	N/A	N/A
2009	N/A	N/A	N/A		5.488	8.032	6	N/A	N/A	N/A
2010	N/A	N/A	N/A		8.032	10.080	6	N/A	N/A	N/A
2011	N/A	N/A	N/A		10.080	9.184	5	N/A	N/A	N/A
2012	N/A	N/A	N/A		9.184	9.643	5	N/A	N/A	N/A
2013	10.051	11.676	5		9.643	11.871	10	N/A	N/A	N/A
2014	11.676	10.645	6		11.871	10.850	13	N/A	N/A	N/A
LVIP Delaware Bond
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	10.557	10.134	1*		10.928	10.194	1*	N/A	N/A	N/A
2009	10.134	11.840	1*		10.194	11.940	1*	N/A	N/A	N/A
2010	11.840	12.623	1*		11.940	12.762	3	N/A	N/A	N/A
2011	12.623	13.351	1*		12.762	13.532	3	12.789	13.567	8
2012	13.351	13.986	12		13.532	14.211	2	13.567	14.255	7
2013	13.986	13.427	17		14.211	13.677	7	14.255	13.727	3
2014	13.427	13.983	17		13.677	14.278	19	N/A	N/A	N/A
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	10.053	9.865	4		N/A	N/A	N/A	N/A	N/A	N/A
2012	9.865	10.113	4		10.101	10.180	1*	N/A	N/A	N/A
2013	10.113	10.023	18		10.180	10.113	1*	N/A	N/A	N/A
2014	10.023	9.919	20		10.113	10.034	1*	N/A	N/A	N/A
LVIP Delaware Foundation Aggressive Allocation(8)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Growth and Income
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Social Awareness
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional Non-U.S. Equity RPM
2011	N/A	N/A	N/A		N/A	N/A	N/A	8.679	8.326	1*
2012	9.208	9.710	1*		N/A	N/A	N/A	8.326	9.757	1*
2013	9.710	10.996	1*		N/A	N/A	N/A	9.757	11.082	1*
2014	10.996	10.004	1*		10.888	10.094	1*	11.082	10.112	1*
LVIP Dimensional U.S. Equity RPM
2011	N/A	N/A	N/A		N/A	N/A	N/A	9.149	9.385	2
2012	9.694	10.818	5		N/A	N/A	N/A	9.385	10.871	2
2013	10.818	13.746	5		N/A	N/A	N/A	10.871	13.855	2
2014	13.746	14.156	6		14.147	14.282	5	13.855	14.311	2
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A		N/A	N/A	N/A	10.256	10.376	1*
2012	10.352	10.568	3		10.503	10.611	2	10.376	10.620	1*
2013	10.568	10.108	9		10.611	10.175	2	10.620	10.188	1*
2014	10.108	10.405	10		10.175	10.500	5	10.188	10.520	1*
LVIP Franklin Mutual Shares VIP RPM
2014	N/A	N/A	N/A		10.501	10.314	4	N/A	N/A	N/A
LVIP Global Income
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		10.705	11.579	5	N/A	N/A	N/A
2011	N/A	N/A	N/A		11.579	11.541	6	N/A	N/A	N/A
2012	11.452	12.146	1*		11.541	12.257	7	N/A	N/A	N/A
2013	12.146	11.611	1*		12.257	11.746	8	N/A	N/A	N/A
2014	11.611	11.642	1*		11.746	11.807	9	N/A	N/A	N/A
LVIP Growth Fund(9)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Growth Opportunities(10)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income RPM
2014	N/A	N/A	N/A		10.380	10.288	3	N/A	N/A	N/A
LVIP Invesco V.I. Comstock RPM
2014	10.081	10.303	2		N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		10.836	10.984	1*	N/A	N/A	N/A
2012	11.582	12.365	1*		10.984	12.447	1*	N/A	N/A	N/A
2013	12.365	12.961	2		12.447	13.078	1*	N/A	N/A	N/A
2014	12.961	13.111	2		13.078	13.262	1*	N/A	N/A	N/A
LVIP JPMorgan Mid Cap Value RPM
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	11.044	12.095	9		N/A	N/A	N/A	N/A	N/A	N/A
2014	12.095	12.863	8		12.222	13.109	1*	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile Conservative
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	12.984	13.804	11		N/A	N/A	N/A	N/A	N/A	N/A
2013	13.804	14.902	22		13.621	14.511	2	N/A	N/A	N/A
2014	14.902	15.493	22		14.511	15.124	3	N/A	N/A	N/A
LVIP Managed Risk Profile Growth
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	10.748	11.915	5		N/A	N/A	N/A	N/A	N/A	N/A
2011	11.915	11.721	5		10.985	10.833	8	N/A	N/A	N/A
2012	11.721	12.584	11		10.833	11.660	99	N/A	N/A	N/A
2013	12.584	14.055	29		11.660	13.055	163	N/A	N/A	N/A
2014	14.055	14.303	46		13.055	13.320	213	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile Moderate
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		10.805	11.590	10	N/A	N/A	N/A
2008	9.410	8.964	11		11.590	8.386	27	N/A	N/A	N/A
2009	8.964	11.290	11		8.386	10.589	27	N/A	N/A	N/A
2010	11.290	12.433	10		10.589	11.690	27	N/A	N/A	N/A
2011	12.433	12.372	15		11.690	11.662	25	N/A	N/A	N/A
2012	12.372	13.338	33		11.662	12.603	35	N/A	N/A	N/A
2013	13.338	14.675	43		12.603	13.902	83	N/A	N/A	N/A
2014	14.675	15.033	54		13.902	14.277	64	N/A	N/A	N/A
LVIP MFS International Growth RPM
2013	9.922	10.062	5		N/A	N/A	N/A	N/A	N/A	N/A
2014	10.062	9.193	5		9.883	9.230	1*	N/A	N/A	N/A
LVIP MFS International Growth
2007	N/A	N/A	N/A		9.091	11.180	2	11.832	11.183	2
2008	N/A	N/A	N/A		11.180	5.629	3	11.183	5.633	1*
2009	N/A	N/A	N/A		5.629	7.541	3	5.633	7.550	2
2010	N/A	N/A	N/A		7.541	8.410	3	7.550	8.426	2
2011	N/A	N/A	N/A		8.410	7.474	2	N/A	N/A	N/A
2012	N/A	N/A	N/A		7.474	8.801	2	N/A	N/A	N/A
2013	N/A	N/A	N/A		8.801	9.859	2	9.146	9.892	3
2014	N/A	N/A	N/A		9.859	9.231	2	N/A	N/A	N/A
LVIP MFS Value
2007	N/A	N/A	N/A		9.327	9.736	3	10.108	9.739	3
2008	8.399	6.474	1*		9.736	6.501	8	9.739	6.506	2
2009	6.474	7.704	1*		6.501	7.755	8	6.506	7.765	3
2010	7.704	8.456	1*		7.755	8.533	8	7.765	8.549	2
2011	8.456	8.309	1*		8.533	8.406	8	N/A	N/A	N/A
2012	8.309	9.508	3		8.406	9.643	10	N/A	N/A	N/A
2013	9.508	12.716	2		9.643	12.928	10	N/A	N/A	N/A
2014	12.716	13.822	3		12.928	14.088	11	N/A	N/A	N/A
LVIP Mid-Cap Value
2007	N/A	N/A	N/A		9.327	8.662	5	N/A	N/A	N/A
2008	N/A	N/A	N/A		8.662	5.065	9	N/A	N/A	N/A
2009	N/A	N/A	N/A		5.065	7.114	9	N/A	N/A	N/A
2010	N/A	N/A	N/A		7.114	8.692	10	N/A	N/A	N/A
2011	8.613	7.683	2		8.692	7.772	10	N/A	N/A	N/A
2012	7.683	9.380	2		7.772	9.513	10	N/A	N/A	N/A
2013	9.380	12.377	1*		9.513	12.584	10	N/A	N/A	N/A
2014	12.377	13.184	1*		12.584	13.437	9	N/A	N/A	N/A
LVIP Mondrian International Value
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		10.433	11.312	5	N/A	N/A	N/A
2014	N/A	N/A	N/A		11.312	10.874	4	N/A	N/A	N/A
LVIP Money Market
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	10.595	10.592	4
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Multi-Manager Global Equity RPM
2014	N/A	N/A	N/A		10.039	9.831	3	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP PIMCO Low Duration Bond
2014	9.981	9.912	1*		N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Bond Index
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	10.765	11.221	11		N/A	N/A	N/A	N/A	N/A	N/A
2011	11.221	11.854	10		N/A	N/A	N/A	N/A	N/A	N/A
2012	11.854	12.110	12		N/A	N/A	N/A	N/A	N/A	N/A
2013	12.110	11.605	17		N/A	N/A	N/A	N/A	N/A	N/A
2014	11.605	12.072	19		N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Developed International 150
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	8.918	9.410	2		N/A	N/A	N/A	N/A	N/A	N/A
2011	9.410	8.133	3		N/A	N/A	N/A	N/A	N/A	N/A
2012	8.133	9.091	3		N/A	N/A	N/A	N/A	N/A	N/A
2013	9.091	10.759	3		N/A	N/A	N/A	N/A	N/A	N/A
2014	10.759	10.678	3		N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Emerging Markets 100
2008	8.676	6.058	1*		N/A	N/A	N/A	N/A	N/A	N/A
2009	6.058	11.319	1*		N/A	N/A	N/A	N/A	N/A	N/A
2010	11.319	14.225	2		11.362	14.315	1*	N/A	N/A	N/A
2011	14.225	11.901	2		14.315	12.006	1*	N/A	N/A	N/A
2012	11.901	13.189	2		12.006	13.339	1*	N/A	N/A	N/A
2013	13.189	12.606	2		13.339	12.781	1*	N/A	N/A	N/A
2014	12.606	11.981	2		12.781	12.178	1*	N/A	N/A	N/A
LVIP SSgA Global Tactical Allocation RPM(11)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		9.861	9.745	19	N/A	N/A	N/A
2012	10.921	11.848	20		9.745	10.681	3	N/A	N/A	N/A
2013	11.848	12.798	31		10.681	11.566	33	N/A	N/A	N/A
2014	12.798	13.088	56		11.566	11.858	47	N/A	N/A	N/A
LVIP SSgA International Index
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	8.053	8.479	3		N/A	N/A	N/A	N/A	N/A	N/A
2011	8.479	7.308	3		N/A	N/A	N/A	N/A	N/A	N/A
2012	7.308	8.491	3		N/A	N/A	N/A	N/A	N/A	N/A
2013	8.491	10.105	3		9.486	10.246	1*	N/A	N/A	N/A
2014	10.105	9.359	3		10.246	9.513	1*	N/A	N/A	N/A
LVIP SSgA International RPM
2014	N/A	N/A	N/A		9.306	9.213	5	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Large Cap 100
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	9.289	10.891	5		N/A	N/A	N/A	9.331	10.973	2
2011	10.891	10.961	5		N/A	N/A	N/A	N/A	N/A	N/A
2012	10.961	12.100	5		N/A	N/A	N/A	N/A	N/A	N/A
2013	12.100	16.168	4		N/A	N/A	N/A	N/A	N/A	N/A
2014	16.168	18.564	4		N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap RPM
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	10.808	11.416	9		10.738	11.462	1*	N/A	N/A	N/A
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		11.125	11.566	25	N/A	N/A	N/A
2013	N/A	N/A	N/A		11.566	12.827	23	N/A	N/A	N/A
2014	N/A	N/A	N/A		12.827	13.207	22	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		10.575	10.458	18	N/A	N/A	N/A
2012	10.477	11.331	1*		10.458	11.400	17	N/A	N/A	N/A
2013	11.331	12.574	1*		11.400	12.682	16	N/A	N/A	N/A
2014	12.574	13.055	1*		12.682	13.201	15	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	10.859	10.495	13		N/A	N/A	N/A	N/A	N/A	N/A
2012	10.495	11.499	13		10.545	11.568	1*	N/A	N/A	N/A
2013	11.499	13.026	13		11.568	13.138	1*	N/A	N/A	N/A
2014	13.026	13.489	13		13.138	13.638	1*	N/A	N/A	N/A
LVIP SSgA S&P 500 Index(12)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		10.193	6.684	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A		6.684	8.311	1*	N/A	N/A	N/A
2010	8.731	9.854	6		8.311	9.403	1*	N/A	N/A	N/A
2011	9.854	9.872	6		9.403	9.443	2	N/A	N/A	N/A
2012	9.872	11.229	6		9.443	10.769	2	N/A	N/A	N/A
2013	11.229	14.581	6		10.769	14.019	5	N/A	N/A	N/A
2014	14.581	16.268	5		14.019	15.680	5	N/A	N/A	N/A
LVIP SSgA Small-Cap Index
2007	N/A	N/A	N/A		9.064	9.173	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A		9.173	5.972	5	N/A	N/A	N/A
2009	N/A	N/A	N/A		5.972	7.421	5	N/A	N/A	N/A
2010	7.373	9.152	2		7.421	9.235	5	N/A	N/A	N/A
2011	9.152	8.591	2		9.235	8.691	5	N/A	N/A	N/A
2012	8.591	9.794	1*		8.691	9.932	5	N/A	N/A	N/A
2013	9.794	13.286	2		9.932	13.507	6	N/A	N/A	N/A
2014	13.286	13.680	2		13.507	13.942	5	N/A	N/A	N/A
LVIP SSgA Small-Cap RPM
2013	10.751	11.166	1*		N/A	N/A	N/A	N/A	N/A	N/A
2014	11.166	10.831	2		N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Small-Mid Cap 200
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	10.788	13.556	1*		N/A	N/A	N/A	N/A	N/A	N/A
2011	13.556	13.039	1*		N/A	N/A	N/A	N/A	N/A	N/A
2012	13.039	14.600	1*		N/A	N/A	N/A	N/A	N/A	N/A
2013	14.600	19.314	1*		N/A	N/A	N/A	N/A	N/A	N/A
2014	19.314	19.816	1*		N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	9.956	10.340	3		N/A	N/A	N/A	N/A	N/A	N/A
2013	10.340	14.143	5		N/A	N/A	N/A	10.946	14.427	2
2014	14.143	15.124	5		N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	12.763	12.230	1*
2008	N/A	N/A	N/A		N/A	N/A	N/A	12.230	6.905	1*
2009	N/A	N/A	N/A		N/A	N/A	N/A	6.905	9.968	1*
2010	N/A	N/A	N/A		9.952	12.598	1*	9.968	12.626	1*
2011	N/A	N/A	N/A		12.598	11.942	1*	N/A	N/A	N/A
2012	18.852	19.802	4		11.942	13.696	1*	N/A	N/A	N/A
2013	19.802	26.256	2		13.696	18.205	1*	N/A	N/A	N/A
2014	26.256	28.818	2		18.205	20.031	1*	N/A	N/A	N/A
LVIP Templeton Growth RPM
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	7.934	7.562	2		8.006	7.650	1*	N/A	N/A	N/A
2012	7.562	9.016	2		7.650	9.144	1*	N/A	N/A	N/A
2013	9.016	10.636	20		9.144	10.813	2	N/A	N/A	N/A
2014	10.636	10.254	22		10.813	10.451	18	N/A	N/A	N/A
LVIP UBS Large Cap Growth RPM
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.219	13.010	4	N/A	N/A	N/A
2008	N/A	N/A	N/A		13.010	7.592	8	N/A	N/A	N/A
2009	N/A	N/A	N/A		7.592	10.370	7	N/A	N/A	N/A
2010	N/A	N/A	N/A		10.370	11.387	7	N/A	N/A	N/A
2011	N/A	N/A	N/A		11.387	10.590	8	N/A	N/A	N/A
2012	N/A	N/A	N/A		10.590	12.154	8	N/A	N/A	N/A
2013	16.090	18.856	4		12.154	15.041	10	N/A	N/A	N/A
2014	18.856	19.540	3		15.041	15.626	9	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	14.421	15.028	1*		N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	11.394	10.380	1*		N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Contrafund RPM
2013	10.414	11.069	1*		10.737	11.086	3	N/A	N/A	N/A
2014	11.069	11.550	1*		11.086	11.596	5	N/A	N/A	N/A
LVIP VIP Mid Cap RPM
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Growth
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Total Return(13)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Utilities
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		13.263	14.445	1*	N/A	N/A	N/A
2008	14.894	14.654	1*		14.445	8.880	1*	N/A	N/A	N/A
2009	14.654	19.201	1*		8.880	11.664	1*	N/A	N/A	N/A
2010	19.201	21.492	1*		11.664	13.089	1*	N/A	N/A	N/A
2011	21.492	22.572	1*		13.089	13.781	1*	N/A	N/A	N/A
2012	22.572	25.199	1*		13.781	15.424	1*	N/A	N/A	N/A
2013	25.199	29.872	2		15.424	18.329	1*	N/A	N/A	N/A
2014	29.872	33.129	2		18.329	20.378	1*	N/A	N/A	N/A
NB AMT Mid Cap Growth(1)
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
NB AMT Mid Cap Intrinsic Value
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB						With GOP			Acct Value DB
	Accumulation unit value				Number of accumulation units		Accumulation unit value		Number of accumulation units	Accumulation unit value	Number of accumulation units
	Beginning of period	End of Period	Beginning of period	End of Period			Beginning of period	End of Period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Templeton Global Bond VIP
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		11.031	11.437	2	N/A	N/A	N/A
2008	N/A	N/A	N/A		11.437	12.008	2	N/A	N/A	N/A
2009	N/A	N/A	N/A		12.008	14.088	3	N/A	N/A	N/A
2010	N/A	N/A	N/A		14.088	15.940	2	N/A	N/A	N/A
2011	N/A	N/A	N/A		15.940	15.620	2	N/A	N/A	N/A
2012	N/A	N/A	N/A		15.620	17.768	2	N/A	N/A	N/A
2013	N/A	N/A	N/A		17.768	17.851	2	N/A	N/A	N/A
2014	N/A	N/A	N/A		17.851	17.971	1*	N/A	N/A	N/A
Templeton Growth VIP
2006	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A
*	The numbers of accumulation units less than 500 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.
(14) The Huntington VA Balanced Fund was liquidated on May 16, 2014.

Design 2
	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF Growth and Income(1)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF International Value(2)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF Small/Mid Cap Value
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	11.615	11.983	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	11.983	13.145	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	13.145	13.857	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	13.857	13.546	1*	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	17.377	16.948	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A	16.948	10.276	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	10.276	14.391	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	14.391	15.826	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	15.826	14.190	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	14.190	17.116	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	17.116	21.760	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Small Capitalization
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	21.605	25.966	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	25.966	20.610	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	20.610	23.910	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	23.910	30.109	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	30.109	30.185	1*	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	23.078	21.729	2	N/A	N/A	N/A
2008	N/A	N/A	N/A	21.729	11.981	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	11.981	16.438	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	16.438	19.199	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	19.199	18.086	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	18.086	20.984	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	20.984	26.867	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth-Income
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	20.318	18.794	2	N/A	N/A	N/A
2008	N/A	N/A	N/A	18.794	11.495	2	N/A	N/A	N/A
2009	N/A	N/A	N/A	11.495	14.847	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	14.847	16.281	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	16.281	15.729	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	15.729	18.186	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	18.186	23.892	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	28.320	28.066	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A	28.066	15.985	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	15.985	22.507	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	22.507	23.753	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	23.753	20.111	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	20.111	23.336	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	23.336	27.934	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
BlackRock Global Allocation V.I.
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	11.555	12.451	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	12.451	11.778	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.778	12.714	3	12.662	12.829	16	N/A	N/A	N/A
2013	12.714	14.280	3	12.829	14.446	17	N/A	N/A	N/A
2014	14.280	14.289	3	14.446	14.491	16	N/A	N/A	N/A
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Diversified Income
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	15.517	16.201	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	16.201	15.717	1*	N/A	N/A	N/A
2014	15.532	15.814	1*	15.717	16.239	1*	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Emerging Markets
2007	N/A	N/A	N/A	29.239	28.873	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A	28.873	13.729	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	13.729	24.005	1*	N/A	N/A	N/A
2010	9.916	11.508	1*	24.005	27.927	1*	N/A	N/A	N/A
2011	11.508	9.037	1*	27.927	21.986	1*	N/A	N/A	N/A
2012	9.037	10.130	3	21.986	24.707	1*	N/A	N/A	N/A
2013	10.130	10.925	2	24.707	26.712	1*	N/A	N/A	N/A
2014	10.925	9.838	3	26.712	24.115	1*	N/A	N/A	N/A
Delaware VIP High Yield
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Limited-Term Diversified Income
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.301	11.206	2	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP REIT
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	23.670	25.322	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	25.322	25.399	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	25.399	32.275	1*	N/A	N/A	N/A
Delaware VIP Small Cap Value
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	20.449	21.557	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	21.557	28.183	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	28.183	29.220	1*	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Smid Cap Growth(4)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP U.S. Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Value
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Equity 500 Index VIP(1)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Small Cap Index VIP(5)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Contrafund
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	21.316	20.734	2	N/A	N/A	N/A
2008	N/A	N/A	N/A	20.734	11.694	2	N/A	N/A	N/A
2009	N/A	N/A	N/A	11.694	15.590	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	15.590	17.939	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	17.939	17.163	1*	N/A	N/A	N/A
2012	17.138	18.640	1*	17.163	19.617	2	N/A	N/A	N/A
2013	18.640	23.963	1*	19.617	25.281	2	N/A	N/A	N/A
2014	23.963	26.265	1*	25.281	27.780	1*	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Mid Cap
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	13.638	14.580	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	14.580	19.447	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	19.447	20.243	1*	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(6)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	11.916	11.462	6	N/A	N/A	N/A
2008	N/A	N/A	N/A	11.462	7.935	5	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.935	10.589	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	10.589	11.741	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.741	11.830	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.830	13.116	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.116	14.707	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	8.732	9.532	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.532	9.260	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.260	10.386	3	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.386	13.077	3	N/A	N/A	N/A	N/A	N/A	N/A
2014	13.077	13.751	3	N/A	N/A	N/A	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Huntington VA Balanced(14)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Huntington VA Dividend Capture
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century VP Mid Cap Value RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	16.135	16.657	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Small Capitalization
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.763	14.569	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.897	13.531	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.531	17.266	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.266	18.373	1*	N/A	N/A	N/A
LVIP American Growth-Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.667	13.480	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.480	17.647	1*	N/A	N/A	N/A
2014	17.238	18.934	2	17.647	19.149	1*	N/A	N/A	N/A
LVIP American International
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.900	11.870	2	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.870	14.117	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.117	13.442	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Emerging Markets RPM
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Equity Dividend RPM
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	12.400	11.721	6	N/A	N/A	N/A
2008	N/A	N/A	N/A	11.721	7.096	5	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.096	8.589	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.589	9.944	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.944	9.511	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.511	10.922	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.922	12.675	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.250	10.367	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.367	10.470	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Capital Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Clarion Global Real Estate
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge Variable Appreciation RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Columbia Small-Mid Cap Growth RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	13.514	14.127	4	13.941	14.471	1*	N/A	N/A	N/A
2013	14.127	13.501	4	14.471	13.864	1*	N/A	N/A	N/A
2014	13.501	13.996	4	13.864	14.409	1*	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Foundation Aggressive Allocation(8)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Growth and Income
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Social Awareness
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional Non-U.S. Equity RPM
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity RPM
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Franklin Mutual Shares VIP RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Income
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	10.658	11.450	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	11.450	11.333	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.333	11.951	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.951	11.373	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.373	11.352	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Growth Fund(9)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Growth Opportunities(10)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco V.I. Comstock RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Mid Cap Value RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile Conservative
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.803	12.162	6	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.162	13.523	37	13.208	13.816	27	N/A	N/A	N/A
2014	13.523	13.700	44	13.816	14.032	27	N/A	N/A	N/A
LVIP Managed Risk Profile Moderate
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.544	12.891	20	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.891	14.120	23	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.120	14.400	23	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS Value
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mid-Cap Value
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Mondrian International Value
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Money Market
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Multi-Manager Global Equity RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Bond Index
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	10.703	10.691	3	N/A	N/A	N/A	N/A	N/A	N/A
2010	10.691	11.094	4	N/A	N/A	N/A	N/A	N/A	N/A
2011	11.094	11.667	4	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.667	11.866	4	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.866	11.320	5	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.320	11.722	5	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Developed International 150
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	8.868	8.858	1*	N/A	N/A	N/A	N/A	N/A	N/A
2010	8.858	9.304	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.304	8.005	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.005	8.908	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.908	10.495	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.495	10.369	1*	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Emerging Markets 100
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	11.043	11.241	1*	N/A	N/A	N/A	N/A	N/A	N/A
2010	11.241	14.064	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	14.064	11.714	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.714	12.923	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.923	12.296	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.296	11.635	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Global Tactical Allocation RPM(11)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.226	11.670	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.670	12.580	11	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.580	12.840	11	N/A	N/A	N/A
LVIP SSgA International Index
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	7.994	7.998	1*	N/A	N/A	N/A	N/A	N/A	N/A
2010	7.998	8.383	2	N/A	N/A	N/A	N/A	N/A	N/A
2011	8.383	7.193	2	N/A	N/A	N/A	N/A	N/A	N/A
2012	7.193	8.319	2	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.319	9.857	2	N/A	N/A	N/A	N/A	N/A	N/A
2014	9.857	9.088	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA International RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap 100
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	9.358	9.225	2	N/A	N/A	N/A	N/A	N/A	N/A
2010	9.225	10.768	2	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.768	10.789	2	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.789	11.856	2	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.856	15.770	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	15.770	18.026	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA S&P 500 Index(12)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	8.641	8.553	2	N/A	N/A	N/A	N/A	N/A	N/A
2010	8.553	9.609	3	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.609	9.584	3	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.584	10.853	3	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.853	14.029	2	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.029	15.582	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Small-Cap Index
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	7.388	7.287	1*	N/A	N/A	N/A	N/A	N/A	N/A
2010	7.287	9.004	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.004	8.415	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.415	9.550	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.550	12.896	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.896	13.218	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Small-Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	10.884	10.714	1*	N/A	N/A	N/A	N/A	N/A	N/A
2010	10.714	13.403	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	13.403	12.835	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.835	14.306	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	14.306	18.841	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	18.841	19.244	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Templeton Growth RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP UBS Large Cap Growth RPM
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Contrafund RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Mid Cap RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Growth
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Total Return(13)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Utilities
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
NB AMT Mid Cap Growth(1)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NB AMT Mid Cap Intrinsic Value
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	11.908	11.973	3	N/A	N/A	N/A
2008	N/A	N/A	N/A	11.973	12.514	3	N/A	N/A	N/A
2009	N/A	N/A	N/A	12.514	14.617	3	N/A	N/A	N/A
2010	N/A	N/A	N/A	14.617	16.463	3	N/A	N/A	N/A
2011	N/A	N/A	N/A	16.463	16.060	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	16.060	18.187	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	18.187	18.190	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Growth VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
*	The numbers of accumulation units less than 500 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.
(14) The Huntington VA Balanced Fund was liquidated on May 16, 2014.

Design 3
	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	15.607	15.963	1*	N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF Growth and Income(1)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF International Value(2)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF Small/Mid Cap Value
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Small Capitalization
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth-Income
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	16.358	11.495	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	11.495	14.847	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	14.847	16.281	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	16.281	15.729	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	15.729	18.186	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	18.186	23.892	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	23.892	26.014	1*	N/A	N/A	N/A
American Funds International
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	23.900	15.985	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	15.985	22.507	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	22.507	23.753	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	23.753	20.111	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	20.111	23.336	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	23.336	27.934	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	27.934	26.761	1*	N/A	N/A	N/A
BlackRock Global Allocation V.I.
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Diversified Income
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	11.785	11.143	2	N/A	N/A	N/A
2009	N/A	N/A	N/A	11.143	13.890	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	13.890	14.744	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	14.744	15.403	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	15.403	16.201	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	16.201	15.717	2	N/A	N/A	N/A
2014	15.684	15.814	1*	15.717	16.239	2	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Emerging Markets
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP High Yield
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Limited-Term Diversified Income
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP REIT
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Small Cap Value
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Smid Cap Growth(4)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP U.S. Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Value
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Equity 500 Index VIP(1)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Small Cap Index VIP(5)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Contrafund
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	24.002	26.265	1*	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Mid Cap
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(6)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	15.129	14.819	1*	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Huntington VA Balanced(14)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Huntington VA Dividend Capture
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century VP Mid Cap Value RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Small Capitalization
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth-Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	17.463	18.934	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American International
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Emerging Markets RPM
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Equity Dividend RPM
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.276	10.144	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Capital Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Clarion Global Real Estate
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge Variable Appreciation RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Columbia Small-Mid Cap Growth RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	9.876	9.715	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Foundation Aggressive Allocation(8)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Growth and Income
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Social Awareness
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional Non-U.S. Equity RPM
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity RPM
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Franklin Mutual Shares VIP RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Income
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.444	11.352	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Growth Fund(9)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Growth Opportunities(10)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco V.I. Comstock RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Mid Cap Value RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile Conservative
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile Moderate
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	11.906	8.900	16	N/A	N/A	N/A
2009	N/A	N/A	N/A	8.900	11.187	16	N/A	N/A	N/A
2010	N/A	N/A	N/A	11.187	12.296	16	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.296	12.211	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.211	13.137	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.137	14.426	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.426	14.748	16	N/A	N/A	N/A
LVIP MFS International Growth RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS Value
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mid-Cap Value
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	7.157	5.028	2	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.028	7.031	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.031	8.551	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.551	7.612	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.612	9.275	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.275	12.215	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.215	12.985	2	N/A	N/A	N/A
LVIP Mondrian International Value
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Money Market
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Multi-Manager Global Equity RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Bond Index
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Developed International 150
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Emerging Markets 100
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Global Tactical Allocation RPM(11)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.702	12.535	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA International Index
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA International RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap 100
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.910	12.804	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA S&P 500 Index(12)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Small-Cap Index
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	8.225	5.929	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.929	7.335	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.335	9.086	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.086	8.512	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.512	9.685	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.685	13.111	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.111	13.472	1*	N/A	N/A	N/A
LVIP SSgA Small-Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Templeton Growth RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP UBS Large Cap Growth RPM
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Contrafund RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Mid Cap RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Growth
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Total Return(13)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Utilities
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			With GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
NB AMT Mid Cap Growth(1)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NB AMT Mid Cap Intrinsic Value
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Growth VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
*	The numbers of accumulation units less than 500 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.
(14) The Huntington VA Balanced Fund was liquidated on May 16, 2014.

Appendix B — Guaranteed Annual Income Percentages For Previous Rider Elections
Guaranteed Annual Income Percentages by Ages for rider elections on or after December 3, 2012 but prior to May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income amount percentage
55 – under 59½	3.50%
59½ - 64	4.00%
65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income amount percentage
55 – under 59½	3.00%
59½ - 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Guaranteed Annual Income Percentage by Ages for rider elections on or after April 2, 2012 but prior to December 3, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – under 59½	4.00%	55 – 64	4.00%
59½+	5.00%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – under 59½	3.50%	55 – 64	3.50%
59½ – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%

Guaranteed Annual Income Percentages by Ages for rider elections prior to April 2, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – under 59½	4.00%	55 – 64	4.00%
59½+	5.00%	65+	5.00%

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Appendix C — Guaranteed Income Benefit Percentages For Previous Rider Elections
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between October 1, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – under 59½	3.50%
59½ - 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – under 59½	3.00%
59½ - 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – under 59½	3.50%
59½ - 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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Lincoln ChoicePlusSM Design
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM Design prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2015. You may obtain a copy of the Lincoln ChoicePlusSM Design prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2015.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln New York Account N for Variable Annuities as of December 31, 2014 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2014; and b) our financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $21,994,157, $33,284,942 and $37,372,495 to LFN and Selling Firms in 2012, 2013 and 2014, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000

1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,566.86	$9,974.48
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,510.17 with the 20-year access period and $8,977.03 with the 30-year access period.
At the end of the 20-year Access Period, the remaining Account Value of $110,977.41 (assuming no withdrawals) will be used to continue the $10,566.86 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $66,884.77 (assuming no withdrawals) will be used to continue the $9,974.48 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary with the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2014 financial statements of the VAA and the December 31, 2014 financial statements of Lincoln New York appear on the following pages.

Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2014 and 2013

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of

Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2014 and 2013, and the related statements of comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2014.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

April 1, 2015

1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2014	2013
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2014 – $6,947; 2013 – $6,880)	$7,665	$7,259
Mortgage loans on real estate	551	521
Policy loans	361	382
Total investments	8,577	8,162
Cash and invested cash	64	10
Deferred acquisition costs and value of business acquired	466	586
Premiums and fees receivable	9	8
Accrued investment income	104	103
Reinsurance recoverables	434	478
Reinsurance related embedded derivatives	11	8
Goodwill	60	60
Other assets	235	150
Separate account assets	4,684	4,099
Total assets	$14,644	$13,664

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,508	$1,439
Other contract holder funds	5,641	5,708
Short-term debt	-	11
Income taxes payable	452	362
Other liabilities	97	64
Separate account liabilities	4,684	4,099
Total liabilities	12,382	11,683

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,054	907
Accumulated other comprehensive income (loss)	267	133
Total stockholder’s equity	2,262	1,981
Total liabilities and stockholder’s equity	$14,644	$13,664

See accompanying Notes to Financial Statements

2

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2014	2013	2012
Revenues
Insurance premiums	$167	$151	$139
Fee income	288	273	275
Net investment income	421	419	421
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(5)	(10)	(22)
Portion of loss recognized in other comprehensive income	2	2	10
Net other-than-temporary impairment losses on securities recognized in earnings	(3)	(8)	(12)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(9)	(7)	(7)
Total realized gain (loss)	(12)	(15)	(19)
Other revenues	62	-	-
Total revenues	926	828	816
Expenses
Interest credited	203	204	207
Benefits	316	292	265
Commissions and other expenses	191	204	191
Total expenses	710	700	663
Income (loss) from continuing operations before taxes	216	128	153
Federal income tax expense (benefit)	69	37	59
Net income (loss)	147	91	94
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities	131	(202)	83
Unrealized other-than-temporary impairment on available-for-sale securities	3	3	(1)
Total other comprehensive income (loss), net of tax	134	(199)	82
Comprehensive income (loss)	$281	$(108)	$176

See accompanying Notes to Financial Statements

3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2014	2013	2012

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Stock compensation/issued for benefit plans	-	-	-
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	907	816	722
Net income (loss)	147	91	94
Balance as of end-of-year	1,054	907	816

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	133	332	250
Other comprehensive income (loss), net of tax	134	(199)	82
Balance as of end-of-year	267	133	332
Total stockholder’s equity as of end-of-year	$2,262	$1,981	$2,089

See accompanying Notes to Financial Statements

4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities
Net income (loss)	$147	$91	$94
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	16	24	21
Change in premiums and fees receivable	(1)	(7)	4
Change in accrued investment income	(1)	(4)	(2)
Change in future contract benefits and other contract holder funds	(84)	(196)	(178)
Change in reinsurance related assets and liabilities	(4)	(8)	32
Change in federal income tax accruals	17	19	51
Realized (gain) loss	12	15	19
Other	(79)	(21)	(13)
Net cash provided by (used in) operating activities	23	(87)	28

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(502)	(785)	(664)
Sales of available-for-sale securities	83	50	38
Maturities of available-for-sale securities	354	561	567
Purchases of other investments	(122)	(170)	(335)
Sales or maturities of other investments	114	89	197
Net cash provided by (used in) investing activities	(73)	(255)	(197)

Cash Flows from Financing Activities
Increase (decrease) in short-term debt	(11)	11	-
Deposits of fixed account values, including the fixed portion of variable	656	654	611
Withdrawals of fixed account values, including the fixed portion of variable	(373)	(238)	(311)
Transfers to and from separate accounts, net	(166)	(127)	(94)
Common stock issued for benefit plans and excess tax benefits	(2)	(2)	-
Net cash provided by (used in) financing activities	104	298	206

Net increase (decrease) in cash and invested cash	54	(44)	37
Cash and invested cash as of beginning-of-year	10	54	17
Cash and invested cash as of end-of-year	$64	$10	$54

See accompanying Notes to Financial Statements

5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability).  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 19 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity

6

security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as “debt securities”), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

7

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of

8

the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We have certain variable annuity products with guaranteed withdrawal benefits (“GWB”) and guaranteed income benefits (“GIB”) features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based

9

on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of modified coinsurance (“Modco”) agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors.  We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test.  The results of one test on one reporting unit cannot subsidize the results of another reporting unit.  In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required.  If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required.  In Step 2, the implied fair value of goodwill is determined for the reporting unit.  The reporting unit’s fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test.  If the implied fair value of the reporting unit’s goodwill is lower than its carrying amount, goodwill is

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impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date and other prepaid expenses.  Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date and other accrued expenses.

Other assets and other liabilities on our Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.    Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25  years.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit (“GDB”), GWB and GIB features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary (“anniversary contract value”).

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

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The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 46 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2014 and 2013, participating policies comprised approximately 4% of the face amount of insurance in force, and dividend expenses were $21 million, $18 million and $21 million for the years ended December 31, 2014,  2013 and 2012, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

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Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL, VUL and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for OTTIs of investments, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of proceeds from reinsurance recaptures.

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Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2012 through 2014 ranged from 1% to 7%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the pension and post-retirement benefit plans that are sponsored by LNC and LNL.  Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves our stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

We file a U.S. consolidated income tax return with LNC and its subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

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2.    New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standard Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2011-06, Fees Paid to the Federal Government by Health Insurer

This standard addresses the recognition and classification of fees mandated by the Patient Protection and Affordable Care Act.  The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year.  If a fee payment is required, the insurer is required to record the liability in full with a corresponding deferred cost that is amortized to expense using a straight-line method of allocation over the applicable year.  The ASU indicates that the annual fee does not meet the definition of an acquisition cost.

		January 1, 2014	The amendments in this ASU did not have a material effect on our financial condition and results of operations.
ASU 2013-08, Amendments to the Scope, Measurement, and Disclosure Requirements (Topic 946, Investment Companies)

This standard provides comprehensive accounting guidance for assessing whether an entity is an investment company through the use of a new two-tiered approach; considering the entity’s purpose and design to determine whether the entity is an investment company.  Upon adoption, all entities must be re-evaluated against the new investment company criteria to determine if investment company classification is permitted.

		January 1, 2014	The adoption of this ASU did not have an effect on our financial condition and results of operations.
ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists

This standard requires an entity to present unrecognized tax benefits as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward.  The standard defines specific exceptions when the unrecognized tax benefit should be presented in the financial statements as a liability and not combined with deferred tax assets.

		January 1, 2014	The adoption of this ASU did not have an effect on the deferred tax asset or liability classification on our balance sheet and did not result in any additional disclosures to our financial statements.
ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

This standard changes the requirements for reporting discontinued operations.  The disposal of a component of an entity must be reported as a discontinued operation if the disposal represents a strategic shift that has a major effect on an entity’s operations and financial results.  The amendments also require entities to provide new disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.  Early adoption is permitted, but only for disposals that have not been reported in financial statements previously issued or available for issuance.

		Early adopted as of October 1, 2014	The adoption of this ASU did not have an effect on our financial condition and results of operations.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects

Under current GAAP, the use of the effective yield method for investments in qualified affordable housing projects is limited, and may result in certain investments being accounted for under a method of accounting that may not fairly represent the economics of the investment.  This standard permits an entity to make an accounting policy election to use the proportional amortization method of accounting if certain conditions are met.  The amendments are to be applied retrospectively for interim and annual reporting periods.

		January 1, 2015	We are currently evaluating the impact of adopting this standard, and do not expect the adoption to have a material effect on our financial condition and results of operations.
ASU 2014-09, Revenue from Contracts with Customers

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Retrospective application is required, and early adoption is not permitted.

January 1, 2017

We will adopt the accounting guidance in this standard for non-insurance related products and services, and are currently evaluating the impact of adoption on our financial condition and results of operations.

ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

This standard eliminates a distinction in current GAAP related to certain repurchase agreements, and amends current GAAP to require repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings; consistent with the accounting for other repurchase agreements.  The standard also includes new disclosure requirements related to transfers accounted for as sales that are economically similar to repurchase agreements.  The new disclosures are not required for comparative periods before the effective date.

January 1, 2015

We are currently evaluating the impact of adopting this standard on our financial condition and results of operations and will provide the required disclosures, as necessary, in our 2015 financial statements.

ASU 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity

This standard clarifies that when considering the nature of the host contract in a hybrid financial instrument issued in the form of a share; an entity must consider all of the stated and implied substantive terms of the hybrid instrument, including the embedded derivative feature that is being considered for separate accounting from the host contract.  Early adoption of this standard is permitted and application is under a modified retrospective basis to existing hybrid financial instruments that are within the scope of the standard.

		January 1, 2016	We are currently evaluating the impact of adopting this standard on our financial condition and results of operations.
ASU 2015-02, Amendments to the Consolidation Analysis

This standard is intended to improve consolidation accounting guidance related to limited partnerships (“LPs”), limited liability corporations, and securitization structures.  The new standard includes changes to existing consolidation models that will eliminate the presumption that a general partner should consolidate an LP, clarify when fees paid to a decision maker should be a factor in the variable interest entities (“VIE”) consolidation evaluation and reduce the VIE consolidation models from two to one by eliminating the indefinite deferral for certain investment funds.  Early adoption is permitted including adoption in an interim period.

		January 1, 2016	We are currently evaluating the impact of adopting this standard on our financial condition and results of operations.

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3.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2014
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities:
Corporate bonds	$5,926	$654	$50	$-	$6,530
ABS	155	10	5	7	153
U.S. government bonds	28	5	-	-	33
Foreign government bonds	40	6	-	-	46
RMBS	374	35	-	1	408
CMBS	39	2	-	1	40
CLOs	11	-	-	-	11
State and municipal bonds	288	59	1	-	346
Hybrid and redeemable preferred securities	86	14	2	-	98
Total fixed maturity AFS securities	$6,947	$785	$58	$9	$7,665

	As of December 31, 2013
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities:
Corporate bonds	$5,732	$435	$101	$-	$6,066
ABS	188	8	13	10	173
U.S. government bonds	28	4	-	-	32
Foreign government bonds	41	4	-	-	45
RMBS	455	33	-	4	484
CMBS	49	2	1	1	49
CLOs	18	-	-	-	18
State and municipal bonds	282	18	2	-	298
Hybrid and redeemable preferred securities	87	10	3	-	94
Total fixed maturity securities	$6,880	$514	$120	15	$7,259

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2014, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$163	$166
Due after one year through five years	1,672	1,845
Due after five years through ten years	1,456	1,516
Due after ten years	3,232	3,679
Subtotal	6,523	7,206
MBS	413	448
CLOs	11	11
Total fixed maturity AFS securities	$6,947	$7,665

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2014
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$322	$21	$322	$29	$644	$50
ABS	5	-	76	12	81	12
RMBS	9	-	11	1	20	1
CMBS	7	-	1	1	8	1
State and municipal bonds	-	-	4	1	4	1
Hybrid and redeemable
preferred securities	-	-	14	2	14	2
Total fixed maturity AFS securities	$343	$21	$428	$46	$771	$67

Total number of AFS securities in an unrealized loss position						190

	As of December 31, 2013
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$1,315	$84	$107	$17	$1,422	$101
ABS	17	1	85	22	102	23
Foreign government bonds	2	-	-	-	2	-
RMBS	59	1	24	3	83	4
CMBS	8	1	3	1	11	2
CLOs	18	-	-	-	18	-
State and municipal bonds	39	1	5	1	44	2
Hybrid and redeemable
preferred securities	10	-	13	3	23	3
Total fixed maturity AFS securities	$1,468	$88	$237	$47	$1,705	$135

Total number of AFS securities in an unrealized loss position						380

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2014
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$11	$3	$-	2
Six months or greater, but less than nine months	3	2	-	1
Twelve months or greater	61	21	6	19
Total	$75	$26	$6	22

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	As of December 31, 2013
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$1	$-	$-	1
Twelve months or greater	71	22	9	30
Total	$72	$22	$9	31

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities decreased $68 million for the year ended December 31, 2014.  As discussed further below, we believe the unrealized loss position as of December 31, 2014, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2014, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2014, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2014, the unrealized losses associated with our MBS and ABS were attributable primarily to collateral losses and credit spreads.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each temporarily impaired security.

As of December 31, 2014, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$47	$53	$61
Increases attributable to:
Credit losses on securities for which an OTTI was not previously recognized	1	5	9
Credit losses on securities for which an OTTI was previously recognized	3	4	5
Decreases attributable to:
Securities sold, paid down or matured	(8)	(15)	(22)
Balance as of end-of-year	$43	$47	$53

During 2014,  2013 and 2012, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;

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•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York, which accounted for 75% and 71% of mortgage loans on real estate as of December 31, 2014 and 2013, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2014	2013
Current	$551	$521
Unamortized premium (discount)	-	-
Total carrying value	$551	$521

There were no impaired mortgage loans on real estate as of December 31, 2014 and 2013.

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

	As of December 31, 2014			As of December 31, 2013
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$533	96.7%	2.40	$498	95.6%	2.15
65% to 74%	13	2.4%	1.65	13	2.5%	1.59
75% to 100%	5	0.9%	0.63	10	1.9%	0.61
Total mortgage loans on real estate	$551	100.0%		$521	100.0%

Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Fixed maturity AFS securities	$374	$377	$381
Mortgage loans on real estate	25	22	18
Policy loans	21	21	24
Commercial mortgage loan prepayment and bond make-whole premiums	8	6	5
Investment income	428	426	428
Investment expense	(7)	(7)	(7)
Net investment income	$421	$419	$421

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Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Fixed maturity AFS securities:
Gross gains	$4	$1	$1
Gross losses	(5)	(10)	(17)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(3)	(2)	-
Total realized gain (loss) related to certain investments	$(4)	$(11)	$(16)

Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
ABS	$(3)	$(3)	$(6)
RMBS	(1)	(4)	(3)
CMBS	-	(2)	(5)
Gross OTTI recognized in net income (loss)	(4)	(9)	(14)
Associated amortization of DAC, VOBA, DSI, and DFEL	1	1	2
Net OTTI recognized in net income (loss), pre-tax	$(3)	$(8)	$(12)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$2	$2	$11
Change in DAC, VOBA, DSI and DFEL	-	-	(1)
Net portion of OTTI recognized in OCI, pre-tax	$2	$2	$10

Determination of Credit Losses on ABS

As of December 31, 2014 and 2013, we reviewed our ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Determination of Credit Losses on MBS

As of December 31, 2014 and 2013, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

Investment Commitments

As of December 31, 2014, our investment commitments were $18  million, which included $11 million of private placement securities and $7 million of mortgage loans on real estate.

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Concentrations of Financial Instruments

As of December 31, 2014 and 2013, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $248 million and $284 million, respectively, or 3% and 4% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $118 million and $136 million, respectively, or 1% and 2%, respectively, of our invested assets portfolio.  These investments are included in corporate bonds in the tables above.

As of December 31, 2014 and 2013, our most significant investments in one industry were our investment securities in the utilities industry with a fair value of $1.2 billion and $1.0 billion, respectively, or 14% and 12% of our invested assets portfolio, respectively, and our investment securities in the consumer non-cyclical industry with a fair value of $1.1 billion and $1.0 billion, respectively, or 13% and 12% of our invested assets portfolio, respectively.

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $13 million as of December 31, 2014 and 2013.

4.  Derivative Instruments

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We transfer the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of the changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are re-balanced based upon changes in these factors as needed.  While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and the ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).    We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

Indexed Annuity Contracts Embedded Derivatives

We use indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index®.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.

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Embedded derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2014			As of December 31, 2013
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
GLB reserves (1)	$-	$34	$-	$-	$36	$-
GLB reserves (2)	-	-	34	-	-	36
Reinsurance related (3)	-	11	-	-	8	-
Indexed annuity contracts (4)	-	-	2	-	-	-
Total embedded derivative instruments
instruments	$-	$45	$36	$-	$44	$36

(1)	Reported in other assets on our Balance Sheets.
(2)	Reported in other liabilities on our Balance Sheets.
(3)	Reported in reinsurance related embedded derivatives on our Balance Sheets.
(4)	Reported in future contract benefits on our Balance Sheets.

The gains (losses) on embedded derivative instruments (in millions) recorded within income (loss) from continuing operations on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Other assets - GLB reserves (1)	$70	$(88)	$-
Other liabilities - GLB reserves (1)	(70)	88	50
Reinsurance related (1)	-	1	-
Total embedded derivative instruments	$-	$1	$50

(1)	Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

Balance Sheet Offsetting

There is no offsetting on our Balance Sheets associated with our embedded derivative instruments.

5.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Current	$65	$38	$11
Deferred	4	(1)	48
Federal income tax expense (benefit)	$69	$37	$59

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Tax rate times pre-tax income	$76	$45	$54
Effect of:
Separate account dividend
received deduction	(6)	(6)	(5)
Tax credits	-	(1)	(1)
Goodwill	-	-	-
Change in uncertain tax positions	(1)	-	(4)
Other items	-	(1)	15
Federal income tax expense (benefit)	$69	$37	$59
Effective tax rate	32%	29%	38%

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The effective tax rate is the ratio of tax expense over pre-tax income (loss).  The benefit for tax credits in 2013 and 2012 is attributable to foreign tax credits.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2014	2013
Current	$(61)	$(48)
Deferred	(391)	(314)
Total federal income tax asset (liability)	$(452)	$(362)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2014	2013
Deferred Tax Assets
Future contract benefits and other contract holder funds	$8	$27
Other	1	2
Total deferred tax assets	9	29
Deferred Tax Liabilities
DAC	97	123
VOBA	31	67
Net unrealized gain on AFS securities	253	134
Investments	4	2
Other	15	17
Total deferred tax liabilities	400	343
Net deferred tax asset (liability)	$(391)	$(314)

Although realization is not assured, management believes that it is more likely than not that the Company will realize the benefits of its deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2014 and 2013, zero and $1 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate.  The Company is not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2014	2013
Balance as of beginning-of-year	$8	$8
Increases for prior year tax positions	1	-
Decreases for prior year tax positions	(1)	-
Decreases for settlements with taxing authorities	(8)	-
Balance as of end-of-year	$-	$8

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2014, 2013 and 2012, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $(2) million, zero and $(3) million, respectively.  We had accrued interest and penalty expense related to the unrecognized tax benefits of zero and $2 million as of December 31, 2014 and 2013, respectively.

The Company is subject to examination by U.S. federal, state, local and non-U.S. income authorities.  The Company is currently under examination by the Internal Revenue Service (“IRS”) for tax years 2009 through 2011.  The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013.  The Company has protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals.

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6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$393	$304	$321
Deferrals	72	80	68
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(51)	(45)	(42)
Unlocking	5	4	(7)
Adjustment related to realized (gains) losses	(4)	(3)	(3)
Adjustment related to unrealized (gains) losses	(38)	53	(33)
Balance as of end-of-year	$377	$393	$304

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$193	$148	$200
Deferrals	1	1	-
Amortization:
Amortization, excluding unlocking	(50)	(31)	(41)
Unlocking	(1)	(36)	(6)
Accretion of interest (1)	13	15	17
Adjustment related to unrealized (gains) losses	(67)	96	(22)
Balance as of end-of-year	$89	$193	$148

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2014, was as follows:

2015	$11
2016	10
2017	10
2018	9
2019	9

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$11	$9	$12
Deferrals	1	1	1
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(2)	(1)	(2)
Adjustment related to unrealized (gains) losses	-	2	(2)
Balance as of end-of-year	$10	$11	$9

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Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$126	$74	$82
Deferrals	22	26	29
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(17)	(12)	(15)
Unlocking	(1)	(2)	(6)
Adjustment related to unrealized (gains) losses	(45)	40	(16)
Balance as of end-of-year	$85	$126	$74

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2014	2013	2012
Direct insurance premiums and fee income	$640	$605	$578
Reinsurance ceded	(185)	(181)	(164)
Total insurance premiums and fee income	$455	$424	$414

Direct insurance benefits	$497	$541	$472
Reinsurance recoveries netted against benefits	(181)	(249)	(207)
Total benefits	$316	$292	$265

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.

Under our reinsurance program, we reinsure 20% to 25% of the mortality risk on newly issued life insurance contracts.  Our policy for this program is to retain no more than $20 million on a single insured life.  Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2014, the reserves associated with these reinsurance arrangements totaled $4 million.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $434 million and $478 million as of December 31, 2014 and 2013, respectively.  We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.

During the fourth quarter of 2014, we entered into an agreement to recapture certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer.  As part of this agreement, we received cash consideration of $72 million, of which $11 million represented reimbursement for prepaid reinsurance premiums related to the recaptured treaties.  We recognized a one-time gain of $7 million, after-tax, related to this recapture with the remaining difference between the proceeds and the gain being driven primarily by increases in reserves of $26 million and a reduction of DAC of $21 million.

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.  Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.

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8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2014
	Acquisition	Cumulative
	Balance	Impairment
	as of	as of		Balance
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(102)	-	34
Total goodwill	$162	$(102)	$-	$60

	For the Year Ended December 31, 2013
	Acquisition	Cumulative
	Balance	Impairment
	as of	as of		Balance
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(102)	-	34
Total goodwill	$162	$(102)	$-	$60

We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1.  To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique (“income approach”), although limited available market data is also considered.  In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC’s share price and assumptions that market participants would make in valuing the reporting unit.  This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2014, 2013 and 2012 our Annuities reporting unit passed the Step 1 analysis.  Given the Step 1 results, we performed a Step 2 analysis for our Life Insurance reporting unit.  Based upon our Step 2 analysis for Life Insurance, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

The gross carrying amounts and accumulated amortization (in millions) for the major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2014		As of December 31, 2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$2	$7	$2

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2014.

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9.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2014 (1)	2013 (1)
Return of Net Deposits
Total account value	$3,585	$3,102
Net amount at risk (2)	6	3
Average attained age of contract holders	58 years	57 years

Minimum Return
Average attained age of contract holders	83 years	81 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$1,234	$1,174
Net amount at risk (2)	12	8
Average attained age of contract holders	67 years	67 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market volatility.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$2	$2	$2
Changes in reserves	-	-	1
Benefits paid	-	-	(1)
Balance as of end-of-year	$2	$2	$2

Variable Annuity Contracts

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2014	2013
Asset Type
Domestic equity	$1,638	$1,452
International equity	689	634
Bonds	1,066	899
Money market	525	409
Total	$3,918	$3,394

Percent of total variable annuity
separate account values	92%	91%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 28% of total life insurance in-force reserves as of December 31, 2014.

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10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the Securities and Exchange Commission, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

From time to time we may have various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some cases, very large and/or indeterminate amounts, including punitive and treble damages, could be sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2014.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY’s financial condition.

Commitments

Vulnerability from Concentrations

As of December 31, 2014, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the year ended December 31, 2014, approximately 96% of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(8) million and $1 million as of December 31, 2014 and 2013, respectively.

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11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2014	2013	2012
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$139	$341	$258
Unrealized holding gains (losses) arising during the year	332	(508)	226
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(134)	186	(139)
Income tax benefit (expense)	(70)	113	(14)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(1)	(9)	(16)
Associated amortization of DAC, VOBA, DSI and DFEL	(3)	(2)	-
Income tax benefit (expense)	1	4	6
Balance as of end-of-year	$270	$139	$341
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$(7)	$(10)	$(9)
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	(2)	(2)	(11)
Change in DAC, VOBA, DSI and DFEL	-	-	1
Income tax benefit (expense)	1	1	3
Decreases attributable to:
Sales, maturities or other settlements of AFS securities	8	7	13
Change in DAC, VOBA, DSI and DFEL	(2)	(1)	(3)
Income tax benefit (expense)	(2)	(2)	(4)
Balance as of end-of-year	$(4)	$(7)	$(10)
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$1	$1	$1
Balance as of end-of-year	$1	$1	$1

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For The Years Ended
	December 31,
	2014	2013

Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(1)	$(9)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(3)	(2)	Total realized gain (loss)
Reclassification before income
tax benefit (expense)	(4)	(11)	Income (loss) from continuing operations before taxes
Income tax benefit (expense)	1	4	Federal income tax expense (benefit)
Reclassification, net of income tax	$(3)	$(7)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$8	$7	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	(2)	(1)	Total realized gain (loss)
Reclassification before income
tax benefit (expense)	6	6	Income (loss) from continuing operations before taxes
Income tax benefit (expense)	(2)	(2)	Federal income tax expense (benefit)
Reclassification, net of income tax	$4	$4	Net income (loss)

12.  Realized Gain (Loss)

30

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Total realized gain (loss) related to certain investments (1)	$(4)	$(11)	$(16)
Variable annuity net derivatives results: (2)
Gross gain (loss)	(7)	(3)	(1)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(2)
Total realized gain (loss)	$(12)	$(15)	$(19)

(1)	See “Realized Gain (Loss) Related to Certain Investments” section in Note 3.
(2)	Includes the net difference in the change in embedded derivative reserves of our GLB products.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Commissions	$96	$97	$82
General and administrative expenses	74	78	79
DAC and VOBA deferrals and interest, net of amortization	11	12	11
Taxes, licenses and fees	10	17	19
Total	$191	$204	$191

14.  Pension, Postretirement Health Care and Life Insurance Benefit Plans

LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees are participants.  LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees.  In addition, for certain former employees we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law.  All of our defined benefit pension plans are frozen,  and there are no new participants and no future accruals of benefits from the date of the freeze.

LNC and LNL also sponsor a voluntary employees’ beneficiary association (“VEBA”) trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents).  VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code.  Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents.  Retirees may be required to contribute toward the cost of these benefits.  Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

15.  Defined Contribution and Deferred Compensation Plans

Defined Contribution Plans

LNC and LNL sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents, including those of LLANY.  LNC and LNL make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended.  Our expenses for these plans were $3 million for the years ended December 31, 2014,  2013 and 2012.

Deferred Compensation Plans

LNC and LNL sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.  LLANY participates in five of these deferred compensation plans.  Our associated liability for these plans was $3 million as of December 31, 2014 and 2013, which is reported in other liabilities on our Balance Sheets.

Deferred Compensation Plan for Employees

Participants may elect to defer a portion of their compensation as defined by the plan.  Participants may select from prescribed “phantom” investment options that are used as measures for calculating the returns that are notionally credited to their accounts.  Under the terms of the plan, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants.  LNC makes matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans.  The amounts of LNC contributions are calculated in

31

accordance with the plan document.  Our expenses for this plan were less than $1 million for the years ended December 31, 2014, 2013 and 2012.

Deferred Compensation Plans for Agents

LNL sponsors three deferred compensation plans for certain eligible agents.  Participants may elect to defer a portion of their compensation as defined by the respective plan.  Participants may select from prescribed “phantom” investment options that are used as measures for calculating the returns that are notionally credited to their accounts.  Under the terms of these plans, LNL agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants.  The amounts of LNL’s contributions are calculated and made in accordance with the plans’ documents.  Our expenses for these plans were not significant for the years ended December 31, 2014, 2013 and 2012.

16.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights and restricted stock units.  LNC issues new shares to satisfy option exercises.  Total compensation expense for stock-based incentive compensation plans was not material for the years ended December 31, 2014, 2013 and 2012.

17.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the New York Department of Insurance, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2014	2013
U.S. capital and surplus	$653	$713

	For the Years Ended December 31,
	2014	2013	2012
U.S. net gain (loss) from operations, after-tax	$41	$166	$82
U.S. net income (loss)	39	161	74

The decrease in statutory net income (loss) when comparing 2014 to 2013 was due primarily to unfavorable reserve development in variable annuities due to lower forward interest rates.

The increase in statutory net income (loss) when comparing 2013 to 2012 was due primarily to an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and higher forward interest rates.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method (“CARVM”) in the calculation of reserves and the use of a more conservative valuation interest rate on certain annuities.

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The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2014	2013
Calculation of reserves using continuous CARVM	(1)	(2)
Conservative valuation rate on certain annuities	(2)	(1)

During the third quarter of 2013, the New York State Department of Financial Services (“NYDFS”) announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees.  The change, effective December 31, 2013, impacts the Company.  The Company discontinued the sale of these products in early 2013, but the change affects those policies sold prior to that time.  We began phasing in the increase in reserves over five years beginning in 2013.  As of December 31, 2014, we have increased reserves by $180 million.  The additional increase in reserves over the next three years is subject to ongoing discussions with the NYDFS.  However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2014, the Company’s RBC ratio was approximately five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York Department of Insurance provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect we could pay dividends of approximately $41 million in 2015 without New York Department of Insurance approval.

18.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2014		As of December 31, 2013
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities – Fixed maturity securities	$7,665	$7,665	$7,259	$7,259
Mortgage loans on real estate	551	576	521	511
Cash and invested cash	64	64	10	10
Reinsurance related embedded derivatives	11	11	8	8
Other assets:
Reinsurance recoverable	34	34	-	-
GLB reserves embedded derivatives (1)	-	-	36	36
Separate account assets	4,684	4,684	4,099	4,099

Liabilities
Future contract benefits – indexed annuity and
IUL contracts embedded derivatives	(2)	(2)	-	-
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(48)	(48)	(54)	(54)
Account values of certain investment contracts	(1,327)	(1,530)	(1,385)	(1,440)
Short-term debt	-	-	(11)	(11)
Other liabilities – GLB reserves embedded derivatives (1)	(34)	(34)	(36)	(36)

(1)	GLB reserves embedded derivatives are fully ceded to LNL. 33

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2014 and 2013, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014 or 2013, and we noted no changes in our valuation methodologies between these periods.

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The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2014
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$6	$6,458	$66	$6,530
ABS	-	153	-	153
U.S. government bonds	31	2	-	33
Foreign government bonds	-	44	2	46
RMBS	-	408	-	408
CMBS	-	39	1	40
CLOs	-	-	11	11
State and municipal bonds	-	346	-	346
Hybrid and redeemable preferred securities	-	98	-	98
Cash and invested cash	-	64	-	64
Other assets – Reinsurance recoverable	-	-	34	34
Separate account assets	74	4,610	-	4,684
Total assets	$111	$12,222	$114	$12,447

Liabilities
Future contract benefits – indexed annuity and
IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities – GLB reserves embedded derivatives	-	-	(34)	(34)
Total liabilities	$-	$-	$(36)	$(36)

35

	As of December 31, 2013
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$5	$5,988	$73	$6,066
ABS	-	173	-	173
U.S. government bonds	31	1	-	32
Foreign government bonds	-	43	2	45
RMBS	-	484	-	484
CMBS	-	47	2	49
CLOs	-	7	11	18
State and municipal bonds	-	298	-	298
Hybrid and redeemable preferred securities	-	93	1	94
Cash and invested cash	-	10	-	10
Separate account assets	78	4,021	-	4,099
Reinsurance related embedded derivatives	-	8	-	8
Other assets – GLB reserves embedded
derivatives	-	-	36	36
Total assets	$114	$11,173	$125	$11,412

Liabilities
Other liabilities – GLB embedded derivatives	$-	$-	$(36)	$(36)
Total liabilities	$-	$-	$(36)	$(36)

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2014
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (1)(2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$73	$4	$-	$23	$(34)	$66
Foreign government bonds	2	-	-	-	-	2
CMBS	2	-	-	(1)	-	1
CLOs	11	-	-	-	-	11
Hybrid and redeemable
preferred securities	1	-	-	-	(1)	-
Other assets:
GLB reserves embedded derivatives (4)	36	(70)	-	-	34	-
Reinsurance recoverable	-	34	-	-	-	34
Future contract benefits – indexed annuity and
IUL contracts embedded derivatives	-	(1)	-	(1)	-	(2)
Other liabilities – GLB reserves
embedded derivatives (4)	(36)	36	-	-	(34)	(34)
Total, net	$89	$3	$-	$21	$(35)	$78

	For the Year Ended December 31, 2013
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (1)(2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$83	$4	$3	$(1)	$(16)	$73
ABS	-	-	-	5	(5)	-
Foreign government bonds	-	-	-	2	-	2
CMBS	3	-	-	(1)	-	2
CLOs	6	-	-	5	-	11
Hybrid and redeemable
preferred securities	4	-	(1)	(2)	-	1
Other assets – GLB reserves
embedded derivatives (4)	51	(87)	-	-	72	36
Other liabilities – GLB reserves
embedded derivatives (4)	(51)	87	-	-	(72)	(36)
Total, net	$96	$4	$2	$8	$(21)	$89

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	For the Year Ended December 31, 2012
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (1)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$140	$4	$(2)	$(5)	$(54)	$83
U.S. government bonds	1	-	-	(1)	-	-
RMBS	2	-	-	(1)	(1)	-
CMBS	4	(1)	1	-	(1)	3
CLOs	3	-	-	6	(3)	6
Hybrid and redeemable
preferred securities	10	-	1	-	(7)	4
Other liabilities – GLB reserves
embedded derivatives (4)	(101)	50	-	-	-	(51)
Total, net	$59	$53	$-	$(1)	$(66)	$45

(1)

Transfers into or out of Level 3 for AFS are displayed at amortized cost as of the beginning-of-year.  For AFS securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(2)	Transfers into or out of Level 3 for GLB reserves embedded derivatives between future contract benefits, other assets and other liabilities on our Balance Sheets.
(3)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(4)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

 The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2014
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$25	$(1)	$-	$(1)	$-	$23
CMBS	-	-	-	(1)	-	(1)
Future contract benefits – indexed annuity and
IUL contracts embedded derivatives	(1)	-	-	-	-	(1)
Total, net	$24	$(1)	$-	$(2)	$-	$21

	For the Year Ended December 31, 2013
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$14	$-	$(13)	$(2)	$-	$(1)
ABS	5	-	-	-	-	5
Foreign government bonds	2	-	-	-	-	2
CMBS	-	-	-	(1)	-	(1)
CLOs	5	-	-	-	-	5
Hybrid and redeemable preferred
securities	-	(2)	-	-	-	(2)
Total, net	$26	$(2)	$(13)	$(3)	$-	$8

38

	For the Year Ended December 31, 2012
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$-	$-	$(3)	$(2)	$(5)
U.S. government bonds	-	-	-	(1)	-	(1)
RMBS	-	-	(1)	-	-	(1)
CLOs	6	-	-	-	-	6
Total, net	$6	$-	$(1)	$(4)	$(2)	$(1)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2014	2013	2012
Other assets – GLB reserves embedded derivatives (1)	$52	$(100)	$-
Other liabilities – GLB reserves embedded derivatives (1)	(52)	100	58
Total, net	$-	$-	$58

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2014
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities – Corporate bonds	$16	$(50)	$(34)
Hybrid and redeemable preferred securities	-	(1)	(1)
Other assets – GLB reserves
embedded derivatives	34	-	34
Other liabilities – GLB reserves
embedded derivatives	-	(34)	(34)
Total, net	$50	$(85)	$(35)

	For the Year Ended December 31, 2013
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$8	$(24)	$(16)
ABS		(5)	(5)
Hybrid and redeemable preferred securities	1	(1)	-
Total, net	$9	$(30)	$(21)

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	For the Year Ended December 31, 2012
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$2	$(56)	$(54)
RMBS	-	(1)	(1)
CMBS	-	(1)	(1)
CLOs	-	(3)	(3)
Hybrid and redeemable preferred securities	3	(10)	(7)
Total, net	$5	$(71)	$(66)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2014, 2013 and 2012 transfers into and out of were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers into and out for GLB reserves embedded derivatives represent reclassifications between future contract benefits and other assets or other liabilities.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2014, 2013 and 2012 the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

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The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2014:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$62	Discounted cash flow	Liquidity/duration adjustment (1)	1.5%	-	7.4%
Foreign government bonds	2	Discounted cash flow	Liquidity/duration adjustment (1)	3.5%	-	3.5%
Other assets – Reinsurance
recoverable	34	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	90%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	70%	-	140%
			NPR (5)	0.00%	-	0.35%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	28%
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	(2)	Discounted cash flow	Lapse rate (2)	1%	-	15%
			Mortality rate (6)			(9)
Other liabilities – GLB reserves
embedded derivatives	(34)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	90%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	70%	-	140%
			NPR (5)	0.00%	-	0.35%
			Mortality rate (6)(8)			(9)
			Volatility (7)	1%	-	28%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(9)	Based on the “Annuity 2000 Mortality Table” developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the NAIC in 1996 for our mortality input.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or

41

decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•	Indexed annuity and IUL contracts embedded derivatives – An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
•

GLB reserves embedded derivatives –  Assuming our GLB reserves embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

19.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to excess capital; other corporate investments; benefit plan net liability; the results of certain disability income business; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements; and
▪	Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them;
•	Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations; and
•	Income (loss) from the initial adoption of new accounting standards.

42

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Revenues
Operating revenues:
Annuities	$141	$127	$119
Retirement Plan Services	61	60	57
Life Insurance	637	561	577
Group Protection	103	95	82
Other Operations	2	6	4
Excluded realized gain (loss), pre-tax	(18)	(21)	(23)
Total revenues	$926	$828	$816

	For the Years Ended December 31,
	2014	2013	2012
Net Income (Loss)
Income (loss) from operations:
Annuities	$43	$34	$24
Retirement Plan Services	3	4	3
Life Insurance	110	61	94
Group Protection	-	(1)	(4)
Other Operations	3	7	(8)
Excluded realized gain (loss), after-tax	(12)	(14)	(15)
Net income (loss)	$147	$91	$94

	For the Years Ended December 31,
	2014	2013	2012
Net Investment Income
Annuities	$54	$59	$63
Retirement Plan Services	55	55	52
Life Insurance	301	291	294
Group Protection	9	8	8
Other Operations	2	6	4
Total net investment income	$421	$419	$421

	For the Years Ended December 31,
	2014	2013	2012
Amortization of DAC and VOBA, Net of Interest
Annuities	$13	$13	$13
Retirement Plan Services	1	-	1
Life Insurance	68	77	63
Group Protection	2	3	2
Total amortization of DAC and VOBA, net of interest	$84	$93	$79

43

	For the Years Ended December 31,
	2014	2013	2012
Federal Income Tax Expense (Benefit)
Annuities	$13	$10	$7
Retirement Plan Services	-	1	1
Life Insurance	58	32	48
Group Protection	-	(1)	(1)
Other Operations	4	2	11
Excluded realized gain (loss)	(6)	(7)	(7)
Total federal income tax expense (benefit)	$69	$37	$59

	As of December 31,
	2014	2013
Assets
Annuities	$5,273	$4,651
Retirement Plan Services	1,806	1,674
Life Insurance	7,281	7,010
Group Protection	193	175
Other Operations	91	154
Total assets	$14,644	$13,664

20.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2014	2013	2012
Income taxes paid (received)	$52	$18	$8

21.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2014	2013
Assets with affiliates:
Service agreement receivable	$81	$(4)	Other assets
Ceded reinsurance contracts	28	31	Reinsurance recoverables
			Reinsurance related embedded
Ceded reinsurance contracts	11	8	derivatives
Ceded reinsurance contracts	44	-	Other assets

Liabilities with affiliates:
Service agreement payable	3	-	Other liabilities
Ceded reinsurance contracts	3	43	Other liabilities

44

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2014	2013	2012
Revenues with affiliates:
Premiums paid on ceded reinsurance contracts	$(9)	$(16)	$(14)	Insurance premiums
Fees for management of general account	(6)	(6)	(6)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	70	(86)	-	Realized gain (loss)
Other gains (losses)	(78)	82	-	Realized gain (loss)

Benefits and expenses with affiliates:
Benefits on assumed (recoveries on ceded) reinsurance
contracts	5	-	-	Benefits
				Commissions and
Service agreement payments	70	74	74	other expenses

Service Agreement

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  investments by product, assets under management, weighted policies in force, headcount and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL and Lincoln National Reinsurance Company (Barbados) Ltd (“LNBAR”).  As discussed in Note  4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

45

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities

December 31, 2014

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
ABVPSF Global Thematic Growth Class B	$2,039,786	$—	$2,039,786	$46	$93	$2,039,647
ABVPSF Large Cap Growth Class B	452,486	—	452,486	—	20	452,466
ABVPSF Small/Mid Cap Value Class B	10,697,623	—	10,697,623	5,921	492	10,691,210
Alps|Alerian Energy Infrastructure Class III	26,215	—	26,215	—	1	26,214
Alps|Stadion Tactical Defensive Class III	17,355	—	17,355	—	1	17,354
American Funds Asset Allocation Class 4	29,882	—	29,882	—	1	29,881
American Funds Blue Chip Income and Growth Class 4	166,490	—	166,490	—	5	166,485
American Funds Bond Class 1	20,772	—	20,772	—	—	20,772
American Funds Capital Income Builder Class 4	158,612	—	158,612	—	5	158,607
American Funds Global Bond Class 1	6,389	—	6,389	—	—	6,389
American Funds Global Growth Class 2	13,853,348	—	13,853,348	17,527	644	13,835,177
American Funds Global Growth Class 4	31,839	—	31,839	—	1	31,838
American Funds Global Growth and Income Class 1	36,306	—	36,306	—	1	36,305
American Funds Global Small Capitalization Class 1	3,317	—	3,317	—	—	3,317
American Funds Global Small Capitalization Class 2	10,830,422	—	10,830,422	10	465	10,829,947
American Funds Global Small Capitalization Class 4	3,486	—	3,486	—	—	3,486
American Funds Growth Class 1	9,550	—	9,550	—	—	9,550
American Funds Growth Class 2	67,597,886	—	67,597,886	18,830	3,141	67,575,915
American Funds Growth Class 4	279,410	—	279,410	—	9	279,401
American Funds Growth-Income Class 1	18,165	—	18,165	—	—	18,165
American Funds Growth-Income Class 2	69,787,104	—	69,787,104	13,786	3,189	69,770,129
American Funds Growth-Income Class 4	346,658	—	346,658	—	11	346,647
American Funds High-Income Bond Class 1	4,832	—	4,832	—	—	4,832
American Funds International Class 1	20,266	—	20,266	—	—	20,266
American Funds International Class 2	28,919,857	—	28,919,857	11,411	1,288	28,907,158
American Funds International Class 4	249,980	—	249,980	—	8	249,972
American Funds International Growth and Income Class 1	4,706	—	4,706	—	—	4,706
American Funds Managed Risk Asset Allocation Class P2	146,955	—	146,955	—	6	146,949
American Funds Mortgage Class 4	4,981	—	4,981	—	—	4,981
American Funds New World Class 1	7,173	—	7,173	—	—	7,173
American Funds New World Class 4	51,965	—	51,965	—	2	51,963
BlackRock Global Allocation V.I. Class III	58,887,582	83	58,887,665	—	2,729	58,884,936
ClearBridge Variable Aggressive Growth Class II	44,148	—	44,148	—	1	44,147
ClearBridge Variable Mid Cap Core Class II	697,224	—	697,224	25	28	697,171
Delaware VIP Diversified Income Standard Class	13,192	—	13,192	—	—	13,192
Delaware VIP Diversified Income Service Class	72,396,928	26,660	72,423,588	—	3,263	72,420,325
Delaware VIP Emerging Markets Service Class	17,316,758	512	17,317,270	—	783	17,316,487
Delaware VIP High Yield Standard Class	567,287	—	567,287	—	23	567,264
Delaware VIP High Yield Service Class	10,619,127	—	10,619,127	1,958	481	10,616,688
Delaware VIP Limited-Term Diversified Income Standard Class	10,329	—	10,329	—	—	10,329
Delaware VIP Limited-Term Diversified Income Service Class	40,804,576	4,174	40,808,750	—	1,760	40,806,990
Delaware VIP REIT Standard Class	652,126	—	652,126	—	26	652,100
Delaware VIP REIT Service Class	13,784,183	—	13,784,183	11,226	648	13,772,309
Delaware VIP Small Cap Value Standard Class	720,854	—	720,854	—	28	720,826

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Delaware VIP Small Cap Value Service Class	$20,291,480	$—	$20,291,480	$741	$947	$20,289,792
Delaware VIP Smid Cap Growth Standard Class	409,621	—	409,621	—	16	409,605
Delaware VIP Smid Cap Growth Service Class	10,001,028	—	10,001,028	4,237	454	9,996,337
Delaware VIP U.S. Growth Service Class	6,375,399	—	6,375,399	369	250	6,374,780
Delaware VIP Value Standard Class	85,245	—	85,245	—	4	85,241
Delaware VIP Value Service Class	10,779,813	—	10,779,813	—	500	10,779,313
Deutsche Alternative Asset Allocation VIP Class B	3,682,515	20,017	3,702,532	—	165	3,702,367
Deutsche Equity 500 Index VIP Class A	1,643,661	39	1,643,700	—	75	1,643,625
Deutsche Small Cap Index VIP Class A	407,059	5	407,064	—	18	407,046
Eaton Vance VT Floating-Rate Income Fund Initial Class	4,956	—	4,956	—	—	4,956
Fidelity VIP Contrafund Service Class 2	47,054,922	7,942	47,062,864	—	2,172	47,060,692
Fidelity VIP Growth Initial Class	235,656	—	235,656	—	9	235,647
Fidelity VIP Growth Service Class 2	8,279,942	47	8,279,989	—	388	8,279,601
Fidelity VIP Mid Cap Service Class 2	35,147,104	—	35,147,104	1,327	1,622	35,144,155
First Trust Multi Income Allocation Class I	6,011	—	6,011	—	—	6,011
First Trust/Dow Jones Dividend & Income Allocation Class I	238,038	—	238,038	—	7	238,031
Franklin Founding Funds Allocation VIP Class 4	238,203	—	238,203	—	7	238,196
Franklin Income VIP Class 2	32,872,380	13,050	32,885,430	—	1,502	32,883,928
Franklin Income VIP Class 4	307,079	—	307,079	—	10	307,069
Franklin Mutual Shares VIP Class 2	20,190,923	793	20,191,716	—	867	20,190,849
Franklin Mutual Shares VIP Class 4	8,511	—	8,511	—	—	8,511
Franklin Rising Dividends VIP Class 4	64,507	—	64,507	—	2	64,505
Franklin Small Cap Value VIP Class 4	9,158	—	9,158	—	—	9,158
Franklin Small-Mid Cap Growth VIP Class 4	19,795	—	19,795	—	1	19,794
Goldman Sachs VIT Large Cap Value Service Class	1,626,640	—	1,626,640	266	45	1,626,329
Goldman Sachs VIT Money Market Service Class	558,616	—	558,616	—	19	558,597
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	113,862	—	113,862	—	3	113,859
Goldman Sachs VIT Strategic Income Advisor Class	22,243	—	22,243	—	1	22,242
Guggenheim Long Short Equity	123,164	—	123,164	—	4	123,160
Guggenheim Multi-Hedge Strategies	30,504	—	30,504	—	1	30,503
Hartford Capital Appreciation HLS Class IC	44,068	—	44,068	—	1	44,067
Huntington VA Dividend Capture	49,186	—	49,186	—	2	49,184
Invesco V.I. American Franchise Series I	133,556	—	133,556	—	6	133,550
Invesco V.I. American Franchise Series II	21,956	—	21,956	—	1	21,955
Invesco V.I. Balanced-Risk Allocation Series II	100,144	—	100,144	—	3	100,141
Invesco V.I. Comstock Series II	9,058	—	9,058	—	—	9,058
Invesco V.I. Core Equity Series I	181,636	—	181,636	—	7	181,629
Invesco V.I. Core Equity Series II	1,712	—	1,712	—	—	1,712
Invesco V.I. Diversified Dividend Series II	16,236	—	16,236	—	1	16,235
Invesco V.I. Equally-Weighted S&P 500 Series II	43,357	—	43,357	—	1	43,356
Invesco V.I. International Growth Series I	68,282	—	68,282	—	3	68,279
Invesco V.I. International Growth Series II	203,305	—	203,305	—	8	203,297
Ivy Funds VIP Asset Strategy Class A	241,825	—	241,825	—	7	241,818
Ivy Funds VIP Energy Class A	2,428	—	2,428	—	—	2,428
Ivy Funds VIP High Income Class A	23,491	—	23,491	—	1	23,490
Ivy Funds VIP Micro Cap Growth Class A	5,248	—	5,248	—	—	5,248
Ivy Funds VIP Mid Cap Growth Class A	15,704	—	15,704	—	—	15,704

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Ivy Funds VIP Science and Technology Class A	$40,962	$—	$40,962	$—	$1	$40,961
Janus Aspen Balanced Service Class	846,025	—	846,025	—	37	845,988
Janus Aspen Enterprise Service Class	428,531	—	428,531	—	18	428,513
Janus Aspen Global Research Service Class	10,726	—	10,726	—	—	10,726
JPMIT Intrepid Mid Cap Class 2	23,228	—	23,228	—	1	23,227
LVIP American Century VP Mid Cap Value RPM Service Class	4,105,177	—	4,105,177	3,102	186	4,101,889
LVIP American Global Growth Service Class II	3,539,189	1,944	3,541,133	—	163	3,540,970
LVIP American Global Small Capitalization Service Class II	3,217,254	45	3,217,299	—	142	3,217,157
LVIP American Growth Allocation Service Class	40,060	—	40,060	—	1	40,059
LVIP American Growth Service Class II	12,320,556	—	12,320,556	353	585	12,319,618
LVIP American Growth-Income Service Class II	11,840,413	—	11,840,413	1,879	560	11,837,974
LVIP American International Service Class II	6,376,126	—	6,376,126	25,651	298	6,350,177
LVIP American Preservation Service Class	5,044	—	5,044	—	—	5,044
LVIP Baron Growth Opportunities Service Class	11,420,623	—	11,420,623	6,025	550	11,414,048
LVIP BlackRock Emerging Markets RPM Service Class	11,569,594	7,429	11,577,023	—	524	11,576,499
LVIP BlackRock Equity Dividend RPM Service Class	31,881,749	—	31,881,749	765	1,453	31,879,531
LVIP BlackRock Global Allocation V.I. RPM Service Class	52,744,110	12,177	52,756,287	—	2,346	52,753,941
LVIP BlackRock Inflation Protected Bond Service Class	50,584,071	—	50,584,071	3,900	2,263	50,577,908
LVIP BlackRock Multi-Asset Income Service Class	116,900	—	116,900	—	4	116,896
LVIP Capital Growth Service Class	3,412,868	—	3,412,868	264	107	3,412,497
LVIP Clarion Global Real Estate Service Class	7,419,606	11,857	7,431,463	—	334	7,431,129
LVIP ClearBridge Variable Appreciation RPM Service Class	3,307,409	—	3,307,409	57	148	3,307,204
LVIP Columbia Small-Mid Cap Growth RPM Service Class	17,301,603	—	17,301,603	3,407	795	17,297,401
LVIP Delaware Bond Standard Class	6,417,967	11	6,417,978	—	284	6,417,694
LVIP Delaware Bond Service Class	90,383,592	34,939	90,418,531	—	3,869	90,414,662
LVIP Delaware Diversified Floating Rate Standard Class	8,153	—	8,153	—	—	8,153
LVIP Delaware Diversified Floating Rate Service Class	39,962,040	6,747	39,968,787	—	1,810	39,966,977
LVIP Delaware Foundation Aggressive Allocation Standard Class	313,492	—	313,492	—	12	313,480
LVIP Delaware Foundation Aggressive Allocation Service Class	2,185,555	—	2,185,555	6,910	99	2,178,546
LVIP Delaware Growth and Income Service Class	1,671,135	—	1,671,135	—	75	1,671,060
LVIP Delaware Social Awareness Standard Class	509,954	—	509,954	—	22	509,932
LVIP Delaware Social Awareness Service Class	4,039,354	—	4,039,354	14	181	4,039,159
LVIP Delaware Special Opportunities Service Class	3,136,388	—	3,136,388	—	154	3,136,234
LVIP Dimensional Non-U.S. Equity RPM Service Class	10,984,944	35,294	11,020,238	—	535	11,019,703
LVIP Dimensional U.S. Equity RPM Service Class	17,637,706	4,419	17,642,125	—	816	17,641,309
LVIP Dimensional/Vanguard Total Bond Service Class	26,329,989	9,214	26,339,203	—	1,156	26,338,047
LVIP Franklin Mutual Shares RPM Service Class	5,678,657	1,234	5,679,891	—	262	5,679,629

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP Global Income Service Class	$28,965,773	$—	$28,965,773	$2,311	$1,386	$28,962,076
LVIP Invesco Diversified Equity Income RPM Service Class	1,700,770	—	1,700,770	—	72	1,700,698
LVIP Invesco V.I. Comstock RPM Service Class	6,096,478	11,751	6,108,229	—	266	6,107,963
LVIP JPMorgan High Yield Service Class	8,252,182	36	8,252,218	—	345	8,251,873
LVIP JPMorgan Mid Cap Value RPM Standard Class	9,473	—	9,473	—	—	9,473
LVIP JPMorgan Mid Cap Value RPM Service Class	22,362,117	1,711	22,363,828	—	1,011	22,362,817
LVIP Managed Risk American Balanced Allocation Service Class	250,741	—	250,741	—	11	250,730
LVIP Managed Risk American Growth Allocation Service Class	1,936,861	—	1,936,861	—	74	1,936,787
LVIP Managed Risk Profile 2010 Service Class	488,514	—	488,514	—	21	488,493
LVIP Managed Risk Profile 2020 Service Class	314,382	—	314,382	—	16	314,366
LVIP Managed Risk Profile 2030 Service Class	342,672	—	342,672	—	15	342,657
LVIP Managed Risk Profile 2040 Service Class	9,082	—	9,082	—	—	9,082
LVIP Managed Risk Profile Conservative Standard Class	209,487	—	209,487	—	10	209,477
LVIP Managed Risk Profile Conservative Service Class	92,493,041	—	92,493,041	1,221	4,479	92,487,341
LVIP Managed Risk Profile Growth Service Class	399,951,913	—	399,951,913	233,252	17,786	399,700,875
LVIP Managed Risk Profile Moderate Service Class	373,534,493	64,003	373,598,496	—	16,748	373,581,748
LVIP MFS International Growth Service Class	4,984,211	13,169	4,997,380	—	221	4,997,159
LVIP MFS International Growth RPM Service Class	6,757,428	12,927	6,770,355	—	297	6,770,058
LVIP MFS Value Service Class	17,698,493	18,064	17,716,557	—	719	17,715,838
LVIP Mid-Cap Value Service Class	5,939,217	9,838	5,949,055	—	266	5,948,789
LVIP Mondrian International Value Standard Class	1,277,626	—	1,277,626	—	57	1,277,569
LVIP Mondrian International Value Service Class	11,647,576	9,942	11,657,518	—	529	11,656,989
LVIP Money Market Standard Class	2,293,864	—	2,293,864	39	96	2,293,729
LVIP Money Market Service Class	13,934,186	60,156	13,994,342	—	603	13,993,739
LVIP Multi-Manager Global Equity RPM Service Class	555,135	1,087	556,222	—	25	556,197
LVIP PIMCO Low Duration Bond Service Class	3,650,315	—	3,650,315	—	154	3,650,161
LVIP SSgA Bond Index Service Class	42,169,651	—	42,169,651	196	2,007	42,167,448
LVIP SSgA Conservative Index Allocation Service Class	4,908,036	—	4,908,036	—	234	4,907,802
LVIP SSgA Conservative Structured Allocation Service Class	12,176,729	—	12,176,729	—	584	12,176,145
LVIP SSgA Developed International 150 Service Class	6,109,907	1,415	6,111,322	—	294	6,111,028
LVIP SSgA Emerging Markets 100 Service Class	7,465,404	11,014	7,476,418	—	356	7,476,062
LVIP SSgA Global Tactical Allocation RPM Service Class	70,685,797	4,685	70,690,482	—	3,356	70,687,126
LVIP SSgA International Index Service Class	11,743,268	8,383	11,751,651	—	563	11,751,088
LVIP SSgA International RPM Service Class	1,490,998	1,786	1,492,784	—	62	1,492,722
LVIP SSgA Large Cap 100 Service Class	14,282,676	—	14,282,676	2,270	682	14,279,724
LVIP SSgA Large Cap RPM Service Class	7,371,694	31,993	7,403,687	—	322	7,403,365
LVIP SSgA Moderate Index Allocation Service Class	15,708,315	—	15,708,315	—	725	15,707,590

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP SSgA Moderate Structured Allocation Service Class	$56,477,671	$—	$56,477,671	$14,272	$2,599	$56,460,800
LVIP SSgA Moderately Aggressive Index Allocation Service Class	10,514,262	—	10,514,262	—	490	10,513,772
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	24,684,029	—	24,684,029	365	1,204	24,682,460
LVIP SSgA S&P 500 Index Standard Class	1,778,255	—	1,778,255	—	83	1,778,172
LVIP SSgA S&P 500 Index Service Class	41,527,740	—	41,527,740	7,665	1,922	41,518,153
LVIP SSgA Small-Cap Index Service Class	14,105,179	—	14,105,179	4,468	677	14,100,034
LVIP SSgA Small-Cap RPM Standard Class	3,360	—	3,360	—	—	3,360
LVIP SSgA Small-Cap RPM Service Class	9,839,559	1,940	9,841,499	—	462	9,841,037
LVIP SSgA Small-Mid Cap 200 Standard Class	10,627	—	10,627	—	—	10,627
LVIP SSgA Small-Mid Cap 200 Service Class	4,717,111	—	4,717,111	863	222	4,716,026
LVIP T. Rowe Price Growth Stock Service Class	12,172,231	14,041	12,186,272	—	570	12,185,702
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	82,071	—	82,071	—	4	82,067
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	6,058,146	—	6,058,146	8,722	277	6,049,147
LVIP Templeton Growth RPM Service Class	41,533,637	8,080	41,541,717	—	1,828	41,539,889
LVIP UBS Large Cap Growth RPM Standard Class	147,071	—	147,071	—	7	147,064
LVIP UBS Large Cap Growth RPM Service Class	12,765,869	107	12,765,976	—	568	12,765,408
LVIP Vanguard Domestic Equity ETF Service Class	6,336,392	—	6,336,392	—	277	6,336,115
LVIP Vanguard International Equity ETF Service Class	2,904,938	—	2,904,938	—	130	2,904,808
LVIP VIP Contrafund RPM Service Class	20,285,405	5,316	20,290,721	—	925	20,289,796
LVIP VIP Mid Cap RPM Service Class	498,363	—	498,363	—	27	498,336
Lord Abbett Series Fund Bond Debenture Class VC	61,128	—	61,128	—	2	61,126
Lord Abbett Series Fund Developing Growth Class VC	16,313	—	16,313	—	1	16,312
Lord Abbett Series Fund Fundamental Equity Class VC	80,497	—	80,497	—	2	80,495
Lord Abbett Series Fund Short Duration Income Class VC	35,666	—	35,666	—	1	35,665
MFS VIT Core Equity Service Class	49,267	—	49,267	—	2	49,265
MFS VIT Growth Initial Class	100,025	—	100,025	—	4	100,021
MFS VIT Growth Service Class	1,111,992	—	1,111,992	—	50	1,111,942
MFS VIT Total Return Initial Class	427,194	—	427,194	—	16	427,178
MFS VIT Utilities Initial Class	419,387	—	419,387	—	16	419,371
MFS VIT Utilities Service Class	14,836,760	—	14,836,760	32	674	14,836,054
MFS VIT II International Value Service Class	2,775	—	2,775	—	—	2,775
NB AMT Mid Cap Intrinsic Value I Class	3,356,557	—	3,356,557	3,620	155	3,352,782
Oppenheimer Global Fund/VA Service Class	250,450	—	250,450	—	6	250,444
Oppenheimer International Growth Fund/VA Service Class	46,310	—	46,310	—	1	46,309
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	13,193	—	13,193	—	—	13,193
PIMCO VIT All Asset All Authority Advisor Class	100,040	—	100,040	—	3	100,037
PIMCO VIT CommodityRealReturn Strategy Advisor Class	3,274,898	25	3,274,923	—	138	3,274,785
PIMCO VIT Emerging Markets Bond Advisor Class	73,327	—	73,327	—	3	73,324

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
PIMCO VIT Unconstrained Bond Advisor Class	$56,520	$—	$56,520	$—	$2	$56,518
Putnam VT Global Health Care Class IB	231,001	—	231,001	—	11	230,990
Putnam VT Growth & Income Class IB	26,785	—	26,785	—	2	26,783
Templeton Foreign VIP Class 4	34,532	—	34,532	—	1	34,531
Templeton Global Bond VIP Class 2	10,833,755	—	10,833,755	—	519	10,833,236
Templeton Global Bond VIP Class 4	37,487	—	37,487	—	1	37,486
Templeton Growth VIP Class 2	2,822,891	—	2,822,891	5,687	131	2,817,073
Transparent Value Directional Allocation VI Class II	3,944	—	3,944	—	—	3,944
UIF Global Infrastructure Class II	12,276	—	12,276	—	—	12,276
Van Eck VIP Global Hard Assets Class S	10,022	—	10,022	—	—	10,022
Virtus VIT Multi-Sector Fixed Income Class A	30,643	—	30,643	—	1	30,642
Virtus VIT Premium AlphaSector Class A	19,634	—	19,634	—	1	19,633

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of operations

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
ABVPSF Global Thematic Growth Class B	$—	$(33,889)	$(33,889)	$54,855
ABVPSF Large Cap Growth Class B	—	(7,316)	(7,316)	79,157
ABVPSF Small/Mid Cap Value Class B	49,102	(180,356)	(131,254)	609,486
Alps|Alerian Energy Infrastructure Class III	30	(59)	(29)	(2)
Alps|Stadion Tactical Defensive Class III	—	(24)	(24)	—
American Funds Asset Allocation Class 4	397	(22)	375	—
American Funds Blue Chip Income and Growth Class 4	279	(100)	179	1
American Funds Bond Class 1	374	(20)	354	—
American Funds Capital Income Builder Class 4	1,781	(579)	1,202	(12)
American Funds Global Bond Class 1	99	(17)	82	2
American Funds Global Growth Class 2	162,101	(239,467)	(77,366)	675,701
American Funds Global Growth Class 4	265	(35)	230	(1)
American Funds Global Growth and Income Class 1	1,170	(35)	1,135	—
American Funds Global Small Capitalization Class 1	11	(9)	2	4
American Funds Global Small Capitalization Class 2	13,631	(184,209)	(170,578)	659,250
American Funds Global Small Capitalization Class 4	2	(5)	(3)	—
American Funds Growth Class 1	105	(25)	80	16
American Funds Growth Class 2	530,606	(1,204,378)	(673,772)	5,031,010
American Funds Growth Class 4	924	(200)	724	(1)
American Funds Growth-Income Class 1	237	(49)	188	42
American Funds Growth-Income Class 2	893,126	(1,194,912)	(301,786)	4,283,864
American Funds Growth-Income Class 4	2,788	(259)	2,529	—
American Funds High-Income Bond Class 1	259	(13)	246	1
American Funds International Class 1	326	(20)	306	—
American Funds International Class 2	419,435	(520,421)	(100,986)	1,097,940
American Funds International Class 4	1,316	(176)	1,140	(1)
American Funds International Growth and Income Class 1	149	(13)	136	6
American Funds Managed Risk Asset Allocation Class P2	59	(313)	(254)	6
American Funds Mortgage Class 4	41	(3)	38	—
American Funds New World Class 1	86	(11)	75	7
American Funds New World Class 4	461	(113)	348	(2)
BlackRock Global Allocation V.I. Class III	1,323,881	(1,005,111)	318,770	704,555
ClearBridge Variable Aggressive Growth Class II	—	(70)	(70)	(4)
ClearBridge Variable Mid Cap Core Class II	537	(2,639)	(2,102)	730
Delaware VIP Diversified Income Standard Class	36	(36)	—	2
Delaware VIP Diversified Income Service Class	1,257,763	(1,067,271)	190,492	94,436
Delaware VIP Emerging Markets Service Class	77,779	(313,706)	(235,927)	375,779
Delaware VIP High Yield Standard Class	54,357	(10,645)	43,712	15,670
Delaware VIP High Yield Service Class	792,985	(199,079)	593,906	219,103
Delaware VIP Limited-Term Diversified Income Standard Class	27	(10)	17	—
Delaware VIP Limited-Term Diversified Income Service Class	494,715	(587,913)	(93,198)	(67,057)
Delaware VIP REIT Standard Class	10,518	(10,331)	187	32,485
Delaware VIP REIT Service Class	145,283	(218,104)	(72,821)	401,061
Delaware VIP Small Cap Value Standard Class	3,933	(10,296)	(6,363)	79,081
Delaware VIP Small Cap Value Service Class	69,207	(347,272)	(278,065)	881,004
Delaware VIP Smid Cap Growth Standard Class	301	(6,082)	(5,781)	28,203
Delaware VIP Smid Cap Growth Service Class	—	(162,043)	(162,043)	287,771
Delaware VIP U.S. Growth Service Class	915	(85,812)	(84,897)	277,984
Delaware VIP Value Standard Class	1,914	(1,539)	375	15,485
Delaware VIP Value Service Class	156,473	(179,703)	(23,230)	905,052
Deutsche Alternative Asset Allocation VIP Class B	53,291	(56,249)	(2,958)	14,655
Deutsche Equity 500 Index VIP Class A	33,048	(27,241)	5,807	171,767
Deutsche Small Cap Index VIP Class A	4,092	(6,738)	(2,646)	20,338
Eaton Vance VT Floating-Rate Income Fund Initial Class	17	(6)	11	—
Fidelity VIP Contrafund Service Class 2	336,357	(775,694)	(439,337)	2,746,773
Fidelity VIP Growth Initial Class	434	(3,196)	(2,762)	2,539
Fidelity VIP Growth Service Class 2	—	(133,024)	(133,024)	401,981

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
ABVPSF Global Thematic Growth Class B	$—	$54,855	$44,581	$65,547
ABVPSF Large Cap Growth Class B	—	79,157	(18,996)	52,845
ABVPSF Small/Mid Cap Value Class B	1,211,233	1,820,719	(932,183)	757,282
Alps|Alerian Energy Infrastructure Class III	161	159	(1,262)	(1,132)
Alps|Stadion Tactical Defensive Class III	—	—	36	12
American Funds Asset Allocation Class 4	—	—	(513)	(138)
American Funds Blue Chip Income and Growth Class 4	—	1	(1,194)	(1,014)
American Funds Bond Class 1	—	—	(275)	79
American Funds Capital Income Builder Class 4	209	197	(5,766)	(4,367)
American Funds Global Bond Class 1	18	20	(274)	(172)
American Funds Global Growth Class 2	1,403,291	2,078,992	(1,916,033)	85,593
American Funds Global Growth Class 4	—	(1)	(816)	(587)
American Funds Global Growth and Income Class 1	—	—	(821)	314
American Funds Global Small Capitalization Class 1	5	9	27	38
American Funds Global Small Capitalization Class 2	52,290	711,540	(438,608)	102,354
American Funds Global Small Capitalization Class 4	—	—	34	31
American Funds Growth Class 1	144	160	291	531
American Funds Growth Class 2	3,538,605	8,569,615	(3,326,919)	4,568,924
American Funds Growth Class 4	—	(1)	(589)	134
American Funds Growth-Income Class 1	272	314	445	947
American Funds Growth-Income Class 2	3,500,204	7,784,068	(1,385,140)	6,097,142
American Funds Growth-Income Class 4	—	—	(1,963)	566
American Funds High-Income Bond Class 1	—	1	(337)	(90)
American Funds International Class 1	—	—	(526)	(220)
American Funds International Class 2	—	1,097,940	(2,266,746)	(1,269,792)
American Funds International Class 4	—	(1)	(4,325)	(3,186)
American Funds International Growth and Income Class 1	15	21	(372)	(215)
American Funds Managed Risk Asset Allocation Class P2	—	6	1,925	1,677
American Funds Mortgage Class 4	—	—	(60)	(22)
American Funds New World Class 1	77	84	(616)	(457)
American Funds New World Class 4	—	(2)	(2,755)	(2,409)
BlackRock Global Allocation V.I. Class III	5,110,871	5,815,426	(6,026,085)	108,111
ClearBridge Variable Aggressive Growth Class II	2,278	2,274	(1,716)	488
ClearBridge Variable Mid Cap Core Class II	44,379	45,109	(22,201)	20,806
Delaware VIP Diversified Income Standard Class	—	2	71	73
Delaware VIP Diversified Income Service Class	—	94,436	1,633,081	1,918,009
Delaware VIP Emerging Markets Service Class	73,149	448,928	(1,950,181)	(1,737,180)
Delaware VIP High Yield Standard Class	12,942	28,612	(77,320)	(4,996)
Delaware VIP High Yield Service Class	195,799	414,902	(1,189,688)	(180,880)
Delaware VIP Limited-Term Diversified Income Standard Class	—	—	(21)	(4)
Delaware VIP Limited-Term Diversified Income Service Class	—	(67,057)	68,153	(92,102)
Delaware VIP REIT Standard Class	—	32,485	144,965	177,637
Delaware VIP REIT Service Class	—	401,061	2,720,817	3,049,057
Delaware VIP Small Cap Value Standard Class	60,575	139,656	(108,306)	24,987
Delaware VIP Small Cap Value Service Class	1,761,580	2,642,584	(1,595,398)	769,121
Delaware VIP Smid Cap Growth Standard Class	41,650	69,853	(61,314)	2,758
Delaware VIP Smid Cap Growth Service Class	975,683	1,263,454	(1,011,960)	89,451
Delaware VIP U.S. Growth Service Class	425,416	703,400	22,170	640,673
Delaware VIP Value Standard Class	—	15,485	(3,723)	12,137
Delaware VIP Value Service Class	—	905,052	288,373	1,170,195
Deutsche Alternative Asset Allocation VIP Class B	19,772	34,427	5,146	36,615
Deutsche Equity 500 Index VIP Class A	59,295	231,062	(53,973)	182,896
Deutsche Small Cap Index VIP Class A	23,306	43,644	(29,481)	11,517
Eaton Vance VT Floating-Rate Income Fund Initial Class	—	—	(59)	(48)
Fidelity VIP Contrafund Service Class 2	936,547	3,683,320	1,076,693	4,320,676
Fidelity VIP Growth Initial Class	—	2,539	21,223	21,000
Fidelity VIP Growth Service Class 2	—	401,981	385,400	654,357

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Fidelity VIP Mid Cap Service Class 2	$6,635	$(588,726)	$(582,091)	$679,576
Fidelity VIP Overseas Service Class 2	—	(2)	(2)	(84)
First Trust Multi Income Allocation Class I	39	(9)	30	—
First Trust/Dow Jones Dividend & Income Allocation Class I	—	(113)	(113)	1
Franklin Founding Funds Allocation VIP Class 4	—	(113)	(113)	1
Franklin Income VIP Class 2	1,547,551	(525,724)	1,021,827	471,176
Franklin Income VIP Class 4	—	(978)	(978)	(9)
Franklin Mutual Shares VIP Class 2	407,576	(324,998)	82,578	1,203,499
Franklin Mutual Shares VIP Class 4	—	(15)	(15)	—
Franklin Rising Dividends VIP Class 4	—	(102)	(102)	23
Franklin Small Cap Value VIP Class 4	—	(12)	(12)	—
Franklin Small-Mid Cap Growth VIP Class 4	—	(55)	(55)	—
Goldman Sachs VIT Large Cap Value Service Class	17,793	(15,988)	1,805	66,686
Goldman Sachs VIT Money Market Service Class	2	(362)	(360)	—
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	1,281	(56)	1,225	—
Goldman Sachs VIT Strategic Income Advisor Class	348	(30)	318	—
Guggenheim Long Short Equity	—	(61)	(61)	—
Guggenheim Multi-Hedge Strategies	—	(100)	(100)	—
Hartford Capital Appreciation HLS Class IC	292	(48)	244	—
Huntington VA Balanced	206	(26)	180	(1,117)
Huntington VA Dividend Capture	2,448	(669)	1,779	406
Invesco V.I. American Franchise Series I	61	(2,737)	(2,676)	14,098
Invesco V.I. American Franchise Series II	—	(381)	(381)	1,146
Invesco V.I. Balanced-Risk Allocation Series II	—	(36)	(36)	—
Invesco V.I. Comstock Series II	95	(31)	64	—
Invesco V.I. Core Equity Series I	1,774	(3,060)	(1,286)	21,077
Invesco V.I. Core Equity Series II	12	(23)	(11)	6
Invesco V.I. Diversified Dividend Series II	—	(15)	(15)	—
Invesco V.I. Equally-Weighted S&P 500 Series II	—	(32)	(32)	—
Invesco V.I. International Growth Series I	1,246	(1,126)	120	8,175
Invesco V.I. International Growth Series II	1,332	(1,319)	13	1,709
Ivy Funds VIP Asset Strategy Class A	—	(672)	(672)	(18)
Ivy Funds VIP Energy Class A	—	(2)	(2)	—
Ivy Funds VIP High Income Class A	—	(47)	(47)	—
Ivy Funds VIP Micro Cap Growth Class A	—	(19)	(19)	—
Ivy Funds VIP Mid Cap Growth Class A	—	(21)	(21)	—
Ivy Funds VIP Science and Technology Class A	—	(42)	(42)	—
Janus Aspen Balanced Service Class	13,280	(13,691)	(411)	19,033
Janus Aspen Enterprise Service Class	167	(7,304)	(7,137)	67,619
Janus Aspen Global Research Service Class	99	(169)	(70)	927
JPMIT Intrepid Mid Cap Class 2	—	(59)	(59)	(2)
LVIP American Century VP Mid Cap Value RPM Service Class	10,186	(22,849)	(12,663)	14,058
LVIP American Global Growth Service Class II	31,757	(54,321)	(22,564)	96,833
LVIP American Global Small Capitalization Service Class II	—	(49,482)	(49,482)	62,732
LVIP American Growth Allocation Service Class	753	(86)	667	3
LVIP American Growth Service Class II	113,347	(196,605)	(83,258)	355,391
LVIP American Growth-Income Service Class II	124,036	(184,772)	(60,736)	384,600
LVIP American International Service Class II	56,371	(108,904)	(52,533)	88,108
LVIP American Preservation Service Class	37	(11)	26	—
LVIP Baron Growth Opportunities Service Class	20,608	(199,146)	(178,538)	1,004,611
LVIP BlackRock Emerging Markets RPM Service Class	114,254	(149,168)	(34,914)	25,784
LVIP BlackRock Equity Dividend RPM Service Class	381,608	(407,676)	(26,068)	273,176
LVIP BlackRock Global Allocation V.I. RPM Service Class	351,576	(553,172)	(201,596)	98,438
LVIP BlackRock Inflation Protected Bond Service Class	475,055	(799,435)	(324,380)	(355,754)
LVIP BlackRock Multi-Asset Income Service Class	2,703	(60)	2,643	—
LVIP Capital Growth Service Class	—	(36,891)	(36,891)	197,430
LVIP Clarion Global Real Estate Service Class	162,202	(118,814)	43,388	335,868

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Fidelity VIP Mid Cap Service Class 2	$838,076	$1,517,652	$575,514	$1,511,075
Fidelity VIP Overseas Service Class 2	—	(84)	—	(86)
First Trust Multi Income Allocation Class I	—	—	(17)	13
First Trust/Dow Jones Dividend & Income Allocation Class I	—	1	2,080	1,968
Franklin Founding Funds Allocation VIP Class 4	—	1	2,245	2,133
Franklin Income VIP Class 2	—	471,176	(687,115)	805,888
Franklin Income VIP Class 4	—	(9)	(4,827)	(5,814)
Franklin Mutual Shares VIP Class 2	105,973	1,309,472	(258,547)	1,133,503
Franklin Mutual Shares VIP Class 4	—	—	125	110
Franklin Rising Dividends VIP Class 4	—	23	2,797	2,718
Franklin Small Cap Value VIP Class 4	—	—	139	127
Franklin Small-Mid Cap Growth VIP Class 4	—	—	212	157
Goldman Sachs VIT Large Cap Value Service Class	294,059	360,745	(185,345)	177,205
Goldman Sachs VIT Money Market Service Class	—	—	—	(360)
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	2	2	(1,468)	(241)
Goldman Sachs VIT Strategic Income Advisor Class	—	—	(407)	(89)
Guggenheim Long Short Equity	—	—	1,283	1,222
Guggenheim Multi-Hedge Strategies	—	—	964	864
Hartford Capital Appreciation HLS Class IC	213	213	(545)	(88)
Huntington VA Balanced	1,683	566	(734)	12
Huntington VA Dividend Capture	—	406	1,772	3,957
Invesco V.I. American Franchise Series I	—	14,098	(2,249)	9,173
Invesco V.I. American Franchise Series II	—	1,146	605	1,370
Invesco V.I. Balanced-Risk Allocation Series II	—	—	165	129
Invesco V.I. Comstock Series II	—	—	(123)	(59)
Invesco V.I. Core Equity Series I	990	22,067	(6,868)	13,913
Invesco V.I. Core Equity Series II	8	14	99	102
Invesco V.I. Diversified Dividend Series II	—	—	264	249
Invesco V.I. Equally-Weighted S&P 500 Series II	—	—	790	758
Invesco V.I. International Growth Series I	—	8,175	(8,908)	(613)
Invesco V.I. International Growth Series II	—	1,709	(2,819)	(1,097)
Ivy Funds VIP Asset Strategy Class A	—	(18)	(8,961)	(9,651)
Ivy Funds VIP Energy Class A	—	—	(46)	(48)
Ivy Funds VIP High Income Class A	—	—	(469)	(516)
Ivy Funds VIP Micro Cap Growth Class A	—	—	248	229
Ivy Funds VIP Mid Cap Growth Class A	—	—	679	658
Ivy Funds VIP Science and Technology Class A	—	—	(87)	(129)
Janus Aspen Balanced Service Class	22,501	41,534	13,776	54,899
Janus Aspen Enterprise Service Class	34,825	102,444	(48,640)	46,667
Janus Aspen Global Research Service Class	—	927	(170)	687
JPMIT Intrepid Mid Cap Class 2	—	(2)	1,045	984
LVIP American Century VP Mid Cap Value RPM Service Class	—	14,058	140,172	141,567
LVIP American Global Growth Service Class II	1,325	98,158	(62,017)	13,577
LVIP American Global Small Capitalization Service Class II	3,417	66,149	(18,973)	(2,306)
LVIP American Growth Allocation Service Class	67	70	763	1,500
LVIP American Growth Service Class II	7,445	362,836	431,845	711,423
LVIP American Growth-Income Service Class II	10,383	394,983	516,086	850,333
LVIP American International Service Class II	9,031	97,139	(347,087)	(302,481)
LVIP American Preservation Service Class	—	—	(63)	(37)
LVIP Baron Growth Opportunities Service Class	63,776	1,068,387	(560,514)	329,335
LVIP BlackRock Emerging Markets RPM Service Class	—	25,784	(725,987)	(735,117)
LVIP BlackRock Equity Dividend RPM Service Class	—	273,176	323,811	570,919
LVIP BlackRock Global Allocation V.I. RPM Service Class	361,778	460,216	(1,295,908)	(1,037,288)
LVIP BlackRock Inflation Protected Bond Service Class	—	(355,754)	1,119,498	439,364
LVIP BlackRock Multi-Asset Income Service Class	—	—	(3,091)	(448)
LVIP Capital Growth Service Class	5,432	202,862	148,136	314,107
LVIP Clarion Global Real Estate Service Class	—	335,868	425,240	804,496

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP ClearBridge Variable Appreciation RPM Service Class	$29,603	$(23,024)	$6,579	$12,718
LVIP Columbia Small-Mid Cap Growth RPM Service Class	—	(232,234)	(232,234)	(3,949)
LVIP Delaware Bond Standard Class	131,714	(114,048)	17,666	108,530
LVIP Delaware Bond Service Class	1,529,278	(1,313,363)	215,915	143,870
LVIP Delaware Diversified Floating Rate Standard Class	114	(22)	92	1
LVIP Delaware Diversified Floating Rate Service Class	460,486	(593,539)	(133,053)	35,202
LVIP Delaware Foundation Aggressive Allocation Standard Class	7,292	(4,459)	2,833	2,713
LVIP Delaware Foundation Aggressive Allocation Service Class	45,800	(37,199)	8,601	49,626
LVIP Delaware Growth and Income Service Class	26,661	(27,414)	(753)	149,180
LVIP Delaware Social Awareness Standard Class	7,453	(8,229)	(776)	60,006
LVIP Delaware Social Awareness Service Class	45,913	(62,276)	(16,363)	231,204
LVIP Delaware Special Opportunities Service Class	30,767	(59,634)	(28,867)	84,811
LVIP Dimensional Non-U.S. Equity RPM Service Class	209,742	(154,138)	55,604	69,865
LVIP Dimensional U.S. Equity RPM Service Class	123,512	(221,889)	(98,377)	273,268
LVIP Dimensional/Vanguard Total Bond Service Class	357,369	(348,869)	8,500	(1,757)
LVIP Franklin Mutual Shares RPM Service Class	64,136	(40,275)	23,861	8,514
LVIP Global Income Service Class	95,975	(443,503)	(347,528)	(4,822)
LVIP Invesco Diversified Equity Income RPM Service Class	8,608	(6,284)	2,324	(212)
LVIP Invesco V.I. Comstock RPM Service Class	41,864	(56,493)	(14,629)	7,149
LVIP JPMorgan High Yield Service Class	337,604	(123,201)	214,403	110,495
LVIP JPMorgan Mid Cap Value RPM Standard Class	74	(25)	49	12
LVIP JPMorgan Mid Cap Value RPM Service Class	124,591	(286,069)	(161,478)	185,827
LVIP Managed Risk American Balanced Allocation Service Class	4,090	(527)	3,563	(50)
LVIP Managed Risk American Growth Allocation Service Class	28,679	(4,608)	24,071	152
LVIP Managed Risk Profile 2010 Service Class	7,928	(7,549)	379	3,282
LVIP Managed Risk Profile 2020 Service Class	5,336	(5,640)	(304)	2,223
LVIP Managed Risk Profile 2030 Service Class	6,279	(5,568)	711	1,709
LVIP Managed Risk Profile 2040 Service Class	184	(171)	13	150
LVIP Managed Risk Profile Conservative Standard Class	4,138	(1,256)	2,882	992
LVIP Managed Risk Profile Conservative Service Class	1,604,567	(1,479,275)	125,292	1,314,633
LVIP Managed Risk Profile Growth Service Class	7,125,330	(5,538,729)	1,586,601	2,960,422
LVIP Managed Risk Profile Moderate Service Class	6,372,224	(5,279,948)	1,092,276	3,365,899
LVIP MFS International Growth Service Class	40,999	(78,331)	(37,332)	106,060
LVIP MFS International Growth RPM Service Class	39,563	(78,944)	(39,381)	1,499
LVIP MFS Value Service Class	373,456	(242,172)	131,284	818,197
LVIP Mid-Cap Value Service Class	6,527	(91,897)	(85,370)	338,103
LVIP Mondrian International Value Standard Class	54,211	(23,379)	30,832	38,706
LVIP Mondrian International Value Service Class	463,578	(213,284)	250,294	328,467
LVIP Money Market Standard Class	614	(36,312)	(35,698)	—
LVIP Money Market Service Class	3,702	(227,717)	(224,015)	—
LVIP Multi-Manager Global Equity RPM Service Class	7,622	(1,362)	6,260	(1,699)
LVIP PIMCO Low Duration Bond Service Class	16,719	(14,380)	2,339	1,462
LVIP SSgA Bond Index Service Class	672,861	(702,133)	(29,272)	82,898
LVIP SSgA Conservative Index Allocation Service Class	75,806	(85,161)	(9,355)	46,439
LVIP SSgA Conservative Structured Allocation Service Class	266,503	(194,148)	72,355	189,373
LVIP SSgA Developed International 150 Service Class	187,137	(106,367)	80,770	255,009
LVIP SSgA Emerging Markets 100 Service Class	207,985	(131,729)	76,256	(94,936)
LVIP SSgA Global Tactical Allocation RPM Service Class	1,414,006	(1,124,549)	289,457	802,571
LVIP SSgA International Index Service Class	300,339	(211,169)	89,170	245,828
LVIP SSgA International RPM Service Class	31,409	(11,515)	19,894	(2,848)
LVIP SSgA Large Cap 100 Service Class	306,845	(233,361)	73,484	897,777
LVIP SSgA Large Cap RPM Service Class	134,995	(71,674)	63,321	33,112
LVIP SSgA Moderate Index Allocation Service Class	280,336	(260,749)	19,587	378,728
LVIP SSgA Moderate Structured Allocation Service Class	1,393,535	(987,029)	406,506	908,432
LVIP SSgA Moderately Aggressive Index Allocation Service Class	198,192	(155,783)	42,409	179,634
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	653,351	(449,124)	204,227	440,679
LVIP SSgA S&P 500 Index Standard Class	32,728	(30,491)	2,237	64,685

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP ClearBridge Variable Appreciation RPM Service Class	$—	$12,718	$51,763	$71,060
LVIP Columbia Small-Mid Cap Growth RPM Service Class	—	(3,949)	(901,588)	(1,137,771)
LVIP Delaware Bond Standard Class	34,575	143,105	143,297	304,068
LVIP Delaware Bond Service Class	482,567	626,437	2,277,702	3,120,054
LVIP Delaware Diversified Floating Rate Standard Class	—	1	(139)	(46)
LVIP Delaware Diversified Floating Rate Service Class	—	35,202	(426,247)	(524,098)
LVIP Delaware Foundation Aggressive Allocation Standard Class	—	2,713	3,574	9,120
LVIP Delaware Foundation Aggressive Allocation Service Class	—	49,626	(5,013)	53,214
LVIP Delaware Growth and Income Service Class	85,205	234,385	(58,422)	175,210
LVIP Delaware Social Awareness Standard Class	24,812	84,818	(17,907)	66,135
LVIP Delaware Social Awareness Service Class	200,843	432,047	46,656	462,340
LVIP Delaware Special Opportunities Service Class	155,089	239,900	(29,410)	181,623
LVIP Dimensional Non-U.S. Equity RPM Service Class	—	69,865	(1,115,231)	(989,762)
LVIP Dimensional U.S. Equity RPM Service Class	—	273,268	289,795	464,686
LVIP Dimensional/Vanguard Total Bond Service Class	18,497	16,740	484,995	510,235
LVIP Franklin Mutual Shares RPM Service Class	—	8,514	(77,624)	(45,249)
LVIP Global Income Service Class	38,661	33,839	223,425	(90,264)
LVIP Invesco Diversified Equity Income RPM Service Class	6,451	6,239	(2,740)	5,823
LVIP Invesco V.I. Comstock RPM Service Class	—	7,149	79,658	72,178
LVIP JPMorgan High Yield Service Class	26,798	137,293	(278,260)	73,436
LVIP JPMorgan Mid Cap Value RPM Standard Class	—	12	395	456
LVIP JPMorgan Mid Cap Value RPM Service Class	—	185,827	1,154,524	1,178,873
LVIP Managed Risk American Balanced Allocation Service Class	1,063	1,013	(5,055)	(479)
LVIP Managed Risk American Growth Allocation Service Class	1,408	1,560	(32,119)	(6,488)
LVIP Managed Risk Profile 2010 Service Class	—	3,282	10,441	14,102
LVIP Managed Risk Profile 2020 Service Class	—	2,223	5,101	7,020
LVIP Managed Risk Profile 2030 Service Class	—	1,709	5,052	7,472
LVIP Managed Risk Profile 2040 Service Class	—	150	(6)	157
LVIP Managed Risk Profile Conservative Standard Class	2,563	3,555	(7,006)	(569)
LVIP Managed Risk Profile Conservative Service Class	1,106,036	2,420,669	191,643	2,737,604
LVIP Managed Risk Profile Growth Service Class	—	2,960,422	166,436	4,713,459
LVIP Managed Risk Profile Moderate Service Class	—	3,365,899	1,955,387	6,413,562
LVIP MFS International Growth Service Class	—	106,060	(396,062)	(327,334)
LVIP MFS International Growth RPM Service Class	—	1,499	(439,386)	(477,268)
LVIP MFS Value Service Class	—	818,197	467,758	1,417,239
LVIP Mid-Cap Value Service Class	—	338,103	80,705	333,438
LVIP Mondrian International Value Standard Class	—	38,706	(119,322)	(49,784)
LVIP Mondrian International Value Service Class	—	328,467	(1,061,888)	(483,127)
LVIP Money Market Standard Class	—	—	—	(35,698)
LVIP Money Market Service Class	—	—	—	(224,015)
LVIP Multi-Manager Global Equity RPM Service Class	628	(1,071)	(14,878)	(9,689)
LVIP PIMCO Low Duration Bond Service Class	4,987	6,449	(29,229)	(20,441)
LVIP SSgA Bond Index Service Class	20,468	103,366	1,357,922	1,432,016
LVIP SSgA Conservative Index Allocation Service Class	31,459	77,898	60,154	128,697
LVIP SSgA Conservative Structured Allocation Service Class	153,853	343,226	(63,681)	351,900
LVIP SSgA Developed International 150 Service Class	120,990	375,999	(527,444)	(70,675)
LVIP SSgA Emerging Markets 100 Service Class	—	(94,936)	(344,972)	(363,652)
LVIP SSgA Global Tactical Allocation RPM Service Class	—	802,571	88,274	1,180,302
LVIP SSgA International Index Service Class	—	245,828	(1,284,674)	(949,676)
LVIP SSgA International RPM Service Class	—	(2,848)	(141,991)	(124,945)
LVIP SSgA Large Cap 100 Service Class	456,715	1,354,492	410,679	1,838,655
LVIP SSgA Large Cap RPM Service Class	—	33,112	151,653	248,086
LVIP SSgA Moderate Index Allocation Service Class	54,096	432,824	(119,718)	332,693
LVIP SSgA Moderate Structured Allocation Service Class	509,626	1,418,058	235,241	2,059,805
LVIP SSgA Moderately Aggressive Index Allocation Service Class	37,956	217,590	(59,903)	200,096
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	280,330	721,009	(139,463)	785,773
LVIP SSgA S&P 500 Index Standard Class	13,802	78,487	115,792	196,516

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSgA S&P 500 Index Service Class	$665,401	$(672,465)	$(7,064)	$2,152,947
LVIP SSgA Small-Cap Index Service Class	83,339	(250,090)	(166,751)	886,453
LVIP SSgA Small-Cap RPM Standard Class	37	(9)	28	—
LVIP SSgA Small-Cap RPM Service Class	83,413	(103,871)	(20,458)	2,398
LVIP SSgA Small-Mid Cap 200 Standard Class	348	(10)	338	—
LVIP SSgA Small-Mid Cap 200 Service Class	143,650	(76,486)	67,164	133,180
LVIP T. Rowe Price Growth Stock Service Class	—	(192,096)	(192,096)	624,908
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	189	(1,554)	(1,365)	5,544
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	—	(93,398)	(93,398)	300,730
LVIP Templeton Growth RPM Service Class	509,124	(497,816)	11,308	399,564
LVIP UBS Large Cap Growth RPM Standard Class	—	(2,809)	(2,809)	15,433
LVIP UBS Large Cap Growth RPM Service Class	—	(156,766)	(156,766)	233,505
LVIP Vanguard Domestic Equity ETF Service Class	97,467	(95,216)	2,251	219,912
LVIP Vanguard International Equity ETF Service Class	51,924	(47,981)	3,943	81,311
LVIP VIP Contrafund RPM Service Class	483,845	(225,095)	258,750	104,206
LVIP VIP Mid Cap RPM Service Class	3,935	(2,480)	1,455	3,221
Lord Abbett Series Fund Bond Debenture Class VC	2,913	(131)	2,782	(1)
Lord Abbett Series Fund Developing Growth Class VC	—	(43)	(43)	(2)
Lord Abbett Series Fund Fundamental Equity Class VC	356	(724)	(368)	1,284
Lord Abbett Series Fund Short Duration Income Class VC	741	(56)	685	(1)
MFS VIT Core Equity Service Class	262	(869)	(607)	1,944
MFS VIT Growth Initial Class	116	(1,518)	(1,402)	10,808
MFS VIT Growth Service Class	—	(18,558)	(18,558)	151,735
MFS VIT Total Return Initial Class	8,712	(7,158)	1,554	37,612
MFS VIT Utilities Initial Class	8,682	(6,171)	2,511	24,509
MFS VIT Utilities Service Class	277,081	(240,061)	37,020	653,309
MFS VIT II International Value Service Class	—	(2)	(2)	—
NB AMT Mid Cap Intrinsic Value I Class	36,306	(58,443)	(22,137)	171,943
Oppenheimer Global Fund/VA Service Class	2,110	(2,185)	(75)	4,775
Oppenheimer International Growth Fund/VA Service Class	—	(114)	(114)	(2)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	—	(37)	(37)	31
PIMCO VIT All Asset All Authority Advisor Class	3,487	(36)	3,451	—
PIMCO VIT CommodityRealReturn Strategy Advisor Class	9,981	(56,804)	(46,823)	(75,967)
PIMCO VIT Emerging Markets Bond Advisor Class	857	(201)	656	(6)
PIMCO VIT Unconstrained Bond Advisor Class	95	(73)	22	—
Putnam VT Global Health Care Class IB	442	(3,252)	(2,810)	10,425
Putnam VT Growth & Income Class IB	354	(662)	(308)	460
Templeton Foreign VIP Class 4	—	(78)	(78)	1
Templeton Global Bond VIP Class 2	561,538	(191,564)	369,974	100,846
Templeton Global Bond VIP Class 4	—	(55)	(55)	(1)
Templeton Growth VIP Class 2	42,054	(52,353)	(10,299)	94,559
Transparent Value Directional Allocation VI Class II	—	(3)	(3)	—
UIF Global Infrastructure Class II	—	(45)	(45)	(1)
Van Eck VIP Global Hard Assets Class S	—	(7)	(7)	—
Virtus VIT Multi-Sector Fixed Income Class A	775	(49)	726	—
Virtus VIT Premium AlphaSector Class A	—	(23)	(23)	—

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSgA S&P 500 Index Service Class	$318,738	$2,471,685	$1,829,358	$4,293,979
LVIP SSgA Small-Cap Index Service Class	367,466	1,253,919	(736,069)	351,099
LVIP SSgA Small-Cap RPM Standard Class	—	—	53	81
LVIP SSgA Small-Cap RPM Service Class	—	2,398	(37,497)	(55,557)
LVIP SSgA Small-Mid Cap 200 Standard Class	207	207	(269)	276
LVIP SSgA Small-Mid Cap 200 Service Class	178,978	312,158	(270,435)	108,887
LVIP T. Rowe Price Growth Stock Service Class	—	624,908	344,220	777,032
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	4,302	9,846	(1,219)	7,262
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	318,352	619,082	581	526,265
LVIP Templeton Growth RPM Service Class	—	399,564	(2,123,070)	(1,712,198)
LVIP UBS Large Cap Growth RPM Standard Class	—	15,433	(7,182)	5,442
LVIP UBS Large Cap Growth RPM Service Class	—	233,505	304,604	381,343
LVIP Vanguard Domestic Equity ETF Service Class	19,596	239,508	350,044	591,803
LVIP Vanguard International Equity ETF Service Class	—	81,311	(266,547)	(181,293)
LVIP VIP Contrafund RPM Service Class	—	104,206	280,124	643,080
LVIP VIP Mid Cap RPM Service Class	—	3,221	(4,904)	(228)
Lord Abbett Series Fund Bond Debenture Class VC	1,412	1,411	(4,137)	56
Lord Abbett Series Fund Developing Growth Class VC	—	(2)	461	416
Lord Abbett Series Fund Fundamental Equity Class VC	14,000	15,284	(10,124)	4,792
Lord Abbett Series Fund Short Duration Income Class VC	—	(1)	(914)	(230)
MFS VIT Core Equity Service Class	—	1,944	2,898	4,235
MFS VIT Growth Initial Class	7,411	18,219	(9,157)	7,660
MFS VIT Growth Service Class	78,167	229,902	(141,767)	69,577
MFS VIT Total Return Initial Class	12,125	49,737	(16,733)	34,558
MFS VIT Utilities Initial Class	15,227	39,736	6,620	48,867
MFS VIT Utilities Service Class	534,075	1,187,384	215,104	1,439,508
MFS VIT II International Value Service Class	—	—	11	9
NB AMT Mid Cap Intrinsic Value I Class	96,173	268,116	142,038	388,017
Oppenheimer Global Fund/VA Service Class	11,102	15,877	(12,693)	3,109
Oppenheimer International Growth Fund/VA Service Class	—	(2)	(677)	(793)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	—	31	1,248	1,242
PIMCO VIT All Asset All Authority Advisor Class	—	—	(3,425)	26
PIMCO VIT CommodityRealReturn Strategy Advisor Class	—	(75,967)	(682,310)	(805,100)
PIMCO VIT Emerging Markets Bond Advisor Class	1,461	1,455	(5,544)	(3,433)
PIMCO VIT Unconstrained Bond Advisor Class	—	—	(171)	(149)
Putnam VT Global Health Care Class IB	16,023	26,448	20,795	44,433
Putnam VT Growth & Income Class IB	—	460	1,874	2,026
Templeton Foreign VIP Class 4	—	1	(788)	(865)
Templeton Global Bond VIP Class 2	—	100,846	(457,113)	13,707
Templeton Global Bond VIP Class 4	—	(1)	(571)	(627)
Templeton Growth VIP Class 2	—	94,559	(215,402)	(131,142)
Transparent Value Directional Allocation VI Class II	—	—	(6)	(9)
UIF Global Infrastructure Class II	—	(1)	(158)	(204)
Van Eck VIP Global Hard Assets Class S	—	—	(51)	(58)
Virtus VIT Multi-Sector Fixed Income Class A	—	—	(1,348)	(622)
Virtus VIT Premium AlphaSector Class A	1,462	1,462	(1,438)	1

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2013 and 2014

	ABVPSF Global Thematic Growth Class B Subaccount	ABVPSF Growth and Income Class B Subaccount	ABVPSF International Value Class B Subaccount	ABVPSF Large Cap Growth Class B Subaccount	ABVPSF Small/Mid Cap Value Class B Subaccount	Alps|Alerian Energy Infrastructure Class III Subaccount	Alps|Stadion Tactical Defensive Class III Subaccount
NET ASSETS AT JANUARY 1, 2013	$1,523,201	$6,090,727	$7,099,576	$554,120	$7,271,360	$—	$—
Changes From Operations:
• Net investment income (loss)	(28,886)	36,409	106,367	(8,726)	(116,866)	—	—
• Net realized gain (loss) on investments	55,430	1,177,453	(1,531,326)	66,595	1,086,699	—	—
• Net change in unrealized appreciation or depreciation on investments	302,472	(201,434)	2,126,073	107,360	1,767,299	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	329,016	1,012,428	701,114	165,229	2,737,132	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	259,493	1,865	41,882	937	581,754	—	—
• Contract withdrawals and transfers to annuity reserves	(219,634)	(281,693)	(228,359)	(141,886)	(925,948)	—	—
• Contract transfers	(58,087)	(6,822,620)	(7,614,213)	(20,333)	1,697,217	—	—
	(18,228)	(7,102,448)	(7,800,690)	(161,282)	1,353,023	—	—
Annuity Reserves:
• Annuity Payments	—	(707)	—	—	(286)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	2	—	—
	—	(707)	—	—	(284)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(18,228)	(7,103,155)	(7,800,690)	(161,282)	1,352,739	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	310,788	(6,090,727)	(7,099,576)	3,947	4,089,871	—	—
NET ASSETS AT DECEMBER 31, 2013	1,833,989	—	—	558,067	11,361,231	—	—
Changes From Operations:
• Net investment income (loss)	(33,889)	—	—	(7,316)	(131,254)	(29)	(24)
• Net realized gain (loss) on investments	54,855	—	—	79,157	1,820,719	159	—
• Net change in unrealized appreciation or depreciation on investments	44,581	—	—	(18,996)	(932,183)	(1,262)	36
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,547	—	—	52,845	757,282	(1,132)	12
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	260,223	—	—	602	434,661	27,346	17,342
• Contract withdrawals and transfers to annuity reserves	(97,615)	—	—	(149,293)	(1,300,165)	—	—
• Contract transfers	(22,497)	—	—	(9,755)	(561,477)	—	—
	140,111	—	—	(158,446)	(1,426,981)	27,346	17,342
Annuity Reserves:
• Annuity Payments	—	—	—	—	(321)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(1)	—	—
	—	—	—	—	(322)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	140,111	—	—	(158,446)	(1,427,303)	27,346	17,342
TOTAL INCREASE (DECREASE) IN NET ASSETS	205,658	—	—	(105,601)	(670,021)	26,214	17,354
NET ASSETS AT DECEMBER 31, 2014	$2,039,647	$—	$—	$452,466	$10,691,210	$26,214	$17,354

See accompanying notes.

	American Century VP Inflation Protection Class II Subaccount	American Funds Asset Allocation Class 4 Subaccount	American Funds Blue Chip Income and Growth Class 4 Subaccount	American Funds Bond Class 1 Subaccount	American Funds Capital Income Builder Class 4 Subaccount	American Funds Global Bond Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$23,319,212	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(35,452)	—	—	—	—	—
• Net realized gain (loss) on investments	1,626,514	—	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	(2,083,086)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(492,024)	—	—	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	105,771	—	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	(1,080,602)	—	—	—	—	—
• Contract transfers	(21,850,727)	—	—	—	—	—
	(22,825,558)	—	—	—	—	—
Annuity Reserves:
• Annuity Payments	(1,630)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	(1,630)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(22,827,188)	—	—	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,319,212)	—	—	—	—	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—	—	—
Changes From Operations:
• Net investment income (loss)	—	375	179	354	1,202	82
• Net realized gain (loss) on investments	—	—	1	—	197	20
• Net change in unrealized appreciation or depreciation on investments	—	(513)	(1,194)	(275)	(5,766)	(274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(138)	(1,014)	79	(4,367)	(172)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	30,019	167,499	20,606	162,974	6,561
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	—	—
• Contract transfers	—	—	—	87	—	—
	—	30,019	167,499	20,693	162,974	6,561
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	30,019	167,499	20,693	162,974	6,561
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	29,881	166,485	20,772	158,607	6,389
NET ASSETS AT DECEMBER 31, 2014	$—	$29,881	$166,485	$20,772	$158,607	$6,389

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	American Funds Global Growth Class 2 Subaccount	American Funds Global Growth Class 4 Subaccount	American Funds Global Growth and Income Class 1 Subaccount	American Funds Global Small Capitalization Class 1 Subaccount	American Funds Global Small Capitalization Class 2 Subaccount	American Funds Global Small Capitalization Class 4 Subaccount	American Funds Growth Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$13,954,665	$—	$—	$—	$11,286,319	$—	$—
Changes From Operations:
• Net investment income (loss)	(66,439)	—	—	—	(86,058)	—	—
• Net realized gain (loss) on investments	746,627	—	—	—	425,236	—	—
• Net change in unrealized appreciation or depreciation on investments	2,764,099	—	—	—	2,467,082	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,444,287	—	—	—	2,806,260	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	152,184	—	—	—	239,455	—	—
• Contract withdrawals and transfers to annuity reserves	(1,830,846)	—	—	—	(1,389,790)	—	—
• Contract transfers	(482,379)	—	—	—	(361,009)	—	—
	(2,161,041)	—	—	—	(1,511,344)	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	(506)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	4	—	—
	—	—	—	—	(502)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,161,041)	—	—	—	(1,511,846)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,283,246	—	—	—	1,294,414	—	—
NET ASSETS AT DECEMBER 31, 2013	15,237,911	—	—	—	12,580,733	—	—
Changes From Operations:
• Net investment income (loss)	(77,366)	230	1,135	2	(170,578)	(3)	80
• Net realized gain (loss) on investments	2,078,992	(1)	—	9	711,540	—	160
• Net change in unrealized appreciation or depreciation on investments	(1,916,033)	(816)	(821)	27	(438,608)	34	291
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,593	(587)	314	38	102,354	31	531
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	152,578	31,707	36,061	3,281	174,465	3,455	9,022
• Contract withdrawals and transfers to annuity reserves	(1,477,791)	—	—	(2)	(1,522,008)	—	(3)
• Contract transfers	(163,114)	718	(70)	—	(505,056)	—	—
	(1,488,327)	32,425	35,991	3,279	(1,852,599)	3,455	9,019
Annuity Reserves:
• Annuity Payments	—	—	—	—	(539)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(2)	—	—
	—	—	—	—	(541)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,488,327)	32,425	35,991	3,279	(1,853,140)	3,455	9,019
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,402,734)	31,838	36,305	3,317	(1,750,786)	3,486	9,550
NET ASSETS AT DECEMBER 31, 2014	$13,835,177	$31,838	$36,305	$3,317	$10,829,947	$3,486	$9,550

See accompanying notes.

	American Funds Growth Class 2 Subaccount	American Funds Growth Class 4 Subaccount	American Funds Growth- Income Class 1 Subaccount	American Funds Growth- Income Class 2 Subaccount	American Funds Growth- Income Class 4 Subaccount	American Funds High-Income Bond Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$70,844,749	$—	$—	$67,763,467	$—	$—
Changes From Operations:
• Net investment income (loss)	(565,534)	—	—	(241,602)	—	—
• Net realized gain (loss) on investments	4,031,151	—	—	3,444,678	—	—
• Net change in unrealized appreciation or depreciation on investments	14,752,792	—	—	16,189,031	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,218,409	—	—	19,392,107	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	497,262	—	—	760,852	—	—
• Contract withdrawals and transfers to annuity reserves	(10,895,621)	—	—	(10,709,360)	—	—
• Contract transfers	(856,079)	—	—	(1,503,472)	—	—
	(11,254,438)	—	—	(11,451,980)	—	—
Annuity Reserves:
• Annuity Payments	(6,111)	—	—	(6,867)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(390)	—	—	(8,312)	—	—
	(6,501)	—	—	(15,179)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(11,260,939)	—	—	(11,467,159)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,957,470	—	—	7,924,948	—	—
NET ASSETS AT DECEMBER 31, 2013	77,802,219	—	—	75,688,415	—	—
Changes From Operations:
• Net investment income (loss)	(673,772)	724	188	(301,786)	2,529	246
• Net realized gain (loss) on investments	8,569,615	(1)	314	7,784,068	—	1
• Net change in unrealized appreciation or depreciation on investments	(3,326,919)	(589)	445	(1,385,140)	(1,963)	(337)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,568,924	134	947	6,097,142	566	(90)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	535,282	272,097	17,225	705,446	346,081	4,922
• Contract withdrawals and transfers to annuity reserves	(11,539,737)	(2)	(7)	(9,952,876)	—	—
• Contract transfers	(3,788,513)	7,172	—	(2,766,716)	—	—
	(14,792,968)	279,267	17,218	(12,014,146)	346,081	4,922
Annuity Reserves:
• Annuity Payments	(2,584)	—	—	(1,503)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	324	—	—	221	—	—
	(2,260)	—	—	(1,282)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,795,228)	279,267	17,218	(12,015,428)	346,081	4,922
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,226,304)	279,401	18,165	(5,918,286)	346,647	4,832
NET ASSETS AT DECEMBER 31, 2014	$67,575,915	$279,401	$18,165	$69,770,129	$346,647	$4,832

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	American Funds International Class 1 Subaccount	American Funds International Class 2 Subaccount	American Funds International Class 4 Subaccount	American Funds International Growth and Income Class 1 Subaccount	American Funds Managed Risk Asset Allocation Class P2 Subaccount	American Funds Mortgage Class 4 Subaccount	American Funds New World Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$34,001,937	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	—	(104,552)	—	—	—	—	—
• Net realized gain (loss) on investments	—	520,108	—	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	—	5,721,022	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	6,136,578	—	—	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	574,246	—	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	—	(4,224,633)	—	—	—	—	—
• Contract transfers	—	(1,289,926)	—	—	—	—	—
	—	(4,940,313)	—	—	—	—	—
Annuity Reserves:
• Annuity Payments	—	(1,596)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	189	—	—	—	—	—
	—	(1,407)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(4,941,720)	—	—	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	1,194,858	—	—	—	—	—
NET ASSETS AT DECEMBER 31, 2013	—	35,196,795	—	—	—	—	—
Changes From Operations:
• Net investment income (loss)	306	(100,986)	1,140	136	(254)	38	75
• Net realized gain (loss) on investments	—	1,097,940	(1)	21	6	—	84
• Net change in unrealized appreciation or depreciation on investments	(526)	(2,266,746)	(4,325)	(372)	1,925	(60)	(616)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(220)	(1,269,792)	(3,186)	(215)	1,677	(22)	(457)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	20,606	473,140	249,572	4,922	130,441	5,003	7,611
• Contract withdrawals and transfers to annuity reserves	—	(5,068,464)	—	(1)	(130)	—	(1)
• Contract transfers	(120)	(423,012)	3,586	—	14,961	—	20
	20,486	(5,018,336)	253,158	4,921	145,272	5,003	7,630
Annuity Reserves:
• Annuity Payments	—	(1,728)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	219	—	—	—	—	—
	—	(1,509)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,486	(5,019,845)	253,158	4,921	145,272	5,003	7,630
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,266	(6,289,637)	249,972	4,706	146,949	4,981	7,173
NET ASSETS AT DECEMBER 31, 2014	$20,266	$28,907,158	$249,972	$4,706	$146,949	$4,981	$7,173

See accompanying notes.

	American Funds New World Class 4 Subaccount	BlackRock Global Allocation V.I. Class III Subaccount	ClearBridge Variable Aggressive Growth Class II Subaccount	ClearBridge Variable Mid Cap Core Class II Subaccount	Delaware VIP Diversified Income Standard Class Subaccount	Delaware VIP Diversified Income Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$53,306,946	$—	$—	$—	$54,548,785
Changes From Operations:
• Net investment income (loss)	—	(400,480)	—	—	—	265,247
• Net realized gain (loss) on investments	—	3,065,580	—	—	—	651,444
• Net change in unrealized appreciation or depreciation on investments	—	3,856,453	—	—	—	(2,644,303)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	6,521,553	—	—	—	(1,727,612)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	4,298,270	—	—	—	7,567,525
• Contract withdrawals and transfers to annuity reserves	—	(3,360,089)	—	—	—	(4,833,901)
• Contract transfers	—	(3,014,562)	—	—	—	2,519,149
	—	(2,076,381)	—	—	—	5,252,773
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(3,253)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	370
	—	—	—	—	—	(2,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(2,076,381)	—	—	—	5,249,890
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	4,445,172	—	—	—	3,522,278
NET ASSETS AT DECEMBER 31, 2013	—	57,752,118	—	—	—	58,071,063
Changes From Operations:
• Net investment income (loss)	348	318,770	(70)	(2,102)	—	190,492
• Net realized gain (loss) on investments	(2)	5,815,426	2,274	45,109	2	94,436
• Net change in unrealized appreciation or depreciation on investments	(2,755)	(6,026,085)	(1,716)	(22,201)	71	1,633,081
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,409)	108,111	488	20,806	73	1,918,009
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	33,563	5,505,615	43,765	483,798	13,120	13,352,592
• Contract withdrawals and transfers to annuity reserves	—	(3,810,037)	—	(2,656)	(1)	(5,010,612)
• Contract transfers	20,809	(670,871)	(106)	195,223	—	4,092,002
	54,372	1,024,707	43,659	676,365	13,119	12,433,982
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(3,187)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	458
	—	—	—	—	—	(2,729)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	54,372	1,024,707	43,659	676,365	13,119	12,431,253
TOTAL INCREASE (DECREASE) IN NET ASSETS	51,963	1,132,818	44,147	697,171	13,192	14,349,262
NET ASSETS AT DECEMBER 31, 2014	$51,963	$58,884,936	$44,147	$697,171	$13,192	$72,420,325

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Delaware VIP Emerging Markets Service Class Subaccount	Delaware VIP High Yield Standard Class Subaccount	Delaware VIP High Yield Service Class Subaccount	Delaware VIP Limited-Term Diversified Income Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Service Class Subaccount	Delaware VIP REIT Standard Class Subaccount	Delaware VIP REIT Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$18,929,903	$723,989	$13,827,142	$—	$24,029,694	$773,381	$11,894,019
Changes From Operations:
• Net investment income (loss)	(30,396)	42,014	750,721	—	(82,225)	1,255	(46,341)
• Net realized gain (loss) on investments	247,841	8,804	217,992	—	(111,296)	667	351,824
• Net change in unrealized appreciation or depreciation on investments	1,296,332	4,879	(34,614)	—	(572,090)	5,245	(309,778)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,513,777	55,697	934,099	—	(765,611)	7,167	(4,295)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	688,329	2,394	177,426	—	7,415,256	2,886	756,704
• Contract withdrawals and transfers to annuity reserves	(1,807,465)	(60,449)	(1,763,883)	—	(1,718,472)	(46,124)	(1,324,565)
• Contract transfers	83,210	104,930	12,025	—	1,894,078	(16,956)	522,740
	(1,035,926)	46,875	(1,574,432)	—	7,590,862	(60,194)	(45,121)
Annuity Reserves:
• Annuity Payments	(965)	(437)	—	—	(203)	—	(1,748)
• Receipt (reimbursement) of mortality guarantee adjustments	119	41	—	—	1	—	(3,562)
	(846)	(396)	—	—	(202)	—	(5,310)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,036,772)	46,479	(1,574,432)	—	7,590,660	(60,194)	(50,431)
TOTAL INCREASE (DECREASE) IN NET ASSETS	477,005	102,176	(640,333)	—	6,825,049	(53,027)	(54,726)
NET ASSETS AT DECEMBER 31, 2013	19,406,908	826,165	13,186,809	—	30,854,743	720,354	11,839,293
Changes From Operations:
• Net investment income (loss)	(235,927)	43,712	593,906	17	(93,198)	187	(72,821)
• Net realized gain (loss) on investments	448,928	28,612	414,902	—	(67,057)	32,485	401,061
• Net change in unrealized appreciation or depreciation on investments	(1,950,181)	(77,320)	(1,189,688)	(21)	68,153	144,965	2,720,817
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,737,180)	(4,996)	(180,880)	(4)	(92,102)	177,637	3,049,057
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	754,061	153	141,161	10,301	9,594,006	165	477,633
• Contract withdrawals and transfers to annuity reserves	(1,737,950)	(193,497)	(1,984,033)	—	(2,744,908)	(190,638)	(1,378,500)
• Contract transfers	631,485	(60,151)	(546,369)	32	3,195,445	(55,418)	(214,375)
	(352,404)	(253,495)	(2,389,241)	10,333	10,044,543	(245,891)	(1,115,242)
Annuity Reserves:
• Annuity Payments	(979)	(444)	—	—	(193)	—	(920)
• Receipt (reimbursement) of mortality guarantee adjustments	142	34	—	—	(1)	—	121
	(837)	(410)	—	—	(194)	—	(799)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(353,241)	(253,905)	(2,389,241)	10,333	10,044,349	(245,891)	(1,116,041)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,090,421)	(258,901)	(2,570,121)	10,329	9,952,247	(68,254)	1,933,016
NET ASSETS AT DECEMBER 31, 2014	$17,316,487	$567,264	$10,616,688	$10,329	$40,806,990	$652,100	$13,772,309

See accompanying notes.

	Delaware VIP Small Cap Value Standard Class Subaccount	Delaware VIP Small Cap Value Service Class Subaccount	Delaware VIP Smid Cap Growth Standard Class Subaccount	Delaware VIP Smid Cap Growth Service Class Subaccount	Delaware VIP U.S. Growth Service Class Subaccount	Delaware VIP Value Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$715,276	$19,164,473	$386,945	$8,149,892	$5,217,313	$146,636
Changes From Operations:
• Net investment income (loss)	(5,585)	(236,259)	(6,261)	(152,616)	(70,350)	793
• Net realized gain (loss) on investments	74,176	1,869,094	54,698	985,710	616,554	30,376
• Net change in unrealized appreciation or depreciation on investments	148,300	3,806,155	102,170	2,184,262	946,910	9,979
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	216,891	5,438,990	150,607	3,017,356	1,493,114	41,148
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,428	428,952	1,816	380,779	388,069	—
• Contract withdrawals and transfers to annuity reserves	(59,734)	(2,049,976)	(66,007)	(969,218)	(400,639)	(50,439)
• Contract transfers	3,019	(1,557,863)	29,757	(13,474)	(1,027,252)	(26,468)
	(53,287)	(3,178,887)	(34,434)	(601,913)	(1,039,822)	(76,907)
Annuity Reserves:
• Annuity Payments	(421)	—	(406)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	45	—	44	—	—	—
	(376)	—	(362)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(53,663)	(3,178,887)	(34,796)	(601,913)	(1,039,822)	(76,907)
TOTAL INCREASE (DECREASE) IN NET ASSETS	163,228	2,260,103	115,811	2,415,443	453,292	(35,759)
NET ASSETS AT DECEMBER 31, 2013	878,504	21,424,576	502,756	10,565,335	5,670,605	110,877
Changes From Operations:
• Net investment income (loss)	(6,363)	(278,065)	(5,781)	(162,043)	(84,897)	375
• Net realized gain (loss) on investments	139,656	2,642,584	69,853	1,263,454	703,400	15,485
• Net change in unrealized appreciation or depreciation on investments	(108,306)	(1,595,398)	(61,314)	(1,011,960)	22,170	(3,723)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,987	769,121	2,758	89,451	640,673	12,137
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	23,194	728,655	16,064	514,078	360,305	—
• Contract withdrawals and transfers to annuity reserves	(76,441)	(2,164,905)	(49,735)	(714,174)	(469,762)	(11,213)
• Contract transfers	(128,950)	(467,655)	(61,770)	(458,353)	172,959	(26,560)
	(182,197)	(1,903,905)	(95,441)	(658,449)	63,502	(37,773)
Annuity Reserves:
• Annuity Payments	(507)	—	(505)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	39	—	37	—	—	—
	(468)	—	(468)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(182,665)	(1,903,905)	(95,909)	(658,449)	63,502	(37,773)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,678)	(1,134,784)	(93,151)	(568,998)	704,175	(25,636)
NET ASSETS AT DECEMBER 31, 2014	$720,826	$20,289,792	$409,605	$9,996,337	$6,374,780	$85,241

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Delaware VIP Value Service Class Subaccount	Deutsche Alternative Asset Allocation VIP Class B Subaccount	Deutsche Equity 500 Index VIP Class A Subaccount	Deutsche Equity 500 Index VIP Class B Subaccount	Deutsche Small Cap Index VIP Class A Subaccount	Deutsche Small Cap Index VIP Class B Subaccount	Eaton Vance VT Floating-Rate Income Fund Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$8,892,453	$2,841,818	$1,994,170	$2,055,418	$471,052	$1,370,785	$—
Changes From Operations:
• Net investment income (loss)	(12,966)	(10,250)	9,151	21,118	644	11,779	—
• Net realized gain (loss) on investments	605,973	64,206	264,594	624,858	53,675	285,225	—
• Net change in unrealized appreciation or depreciation on investments	2,033,345	(44,342)	241,590	(306,806)	93,477	(73,632)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,626,352	9,614	515,335	339,170	147,796	223,372	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	363,246	216,949	19,344	17,444	42,375	374	—
• Contract withdrawals and transfers to annuity reserves	(1,542,050)	(379,145)	(249,768)	(43,909)	(69,019)	(79,041)	—
• Contract transfers	469,130	355,510	(442,153)	(2,367,777)	(114,722)	(1,515,490)	—
	(709,674)	193,314	(672,577)	(2,394,242)	(141,366)	(1,594,157)	—
Annuity Reserves:
• Annuity Payments	—	—	—	(346)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	(346)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(709,674)	193,314	(672,577)	(2,394,588)	(141,366)	(1,594,157)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,916,678	202,928	(157,242)	(2,055,418)	6,430	(1,370,785)	—
NET ASSETS AT DECEMBER 31, 2013	10,809,131	3,044,746	1,836,928	—	477,482	—	—
Changes From Operations:
• Net investment income (loss)	(23,230)	(2,958)	5,807	—	(2,646)	—	11
• Net realized gain (loss) on investments	905,052	34,427	231,062	—	43,644	—	—
• Net change in unrealized appreciation or depreciation on investments	288,373	5,146	(53,973)	—	(29,481)	—	(59)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,170,195	36,615	182,896	—	11,517	—	(48)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	402,194	618,469	9,867	—	972	—	5,004
• Contract withdrawals and transfers to annuity reserves	(1,305,410)	(171,897)	(246,618)	—	(59,862)	—	—
• Contract transfers	(296,797)	174,434	(139,448)	—	(23,063)	—	—
	(1,200,013)	621,006	(376,199)	—	(81,953)	—	5,004
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,200,013)	621,006	(376,199)	—	(81,953)	—	5,004
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,818)	657,621	(193,303)	—	(70,436)	—	4,956
NET ASSETS AT DECEMBER 31, 2014	$10,779,313	$3,702,367	$1,643,625	$—	$407,046	$—	$4,956

See accompanying notes.

	Fidelity VIP Contrafund Service Class 2 Subaccount	Fidelity VIP Equity-Income Initial Class Subaccount	Fidelity VIP Equity-Income Service Class 2 Subaccount	Fidelity VIP Growth Initial Class Subaccount	Fidelity VIP Growth Service Class 2 Subaccount	Fidelity VIP Mid Cap Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2013	$42,635,414	$507,118	$1,694,468	$168,843	$4,484,156	$28,477,247
Changes From Operations:
• Net investment income (loss)	(395,011)	(2,819)	(11,129)	(2,078)	(94,754)	(443,320)
• Net realized gain (loss) on investments	1,582,329	42,534	175,829	3,258	256,147	5,234,676
• Net change in unrealized appreciation or depreciation on investments	10,256,945	44,143	124,798	54,804	1,487,313	4,366,564
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,444,263	83,858	289,498	55,984	1,648,706	9,157,920
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,242,761	601	12,624	—	475,136	1,783,108
• Contract withdrawals and transfers to annuity reserves	(5,446,460)	(14,325)	(95,877)	(9,191)	(305,856)	(2,717,079)
• Contract transfers	(2,550,954)	(577,252)	(1,900,713)	—	718,316	(600,068)
	(5,754,653)	(590,976)	(1,983,966)	(9,191)	887,596	(1,534,039)
Annuity Reserves:
• Annuity Payments	(1,233)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	97	—	—	—	—	—
	(1,136)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,755,789)	(590,976)	(1,983,966)	(9,191)	887,596	(1,534,039)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,688,474	(507,118)	(1,694,468)	46,793	2,536,302	7,623,881
NET ASSETS AT DECEMBER 31, 2013	48,323,888	—	—	215,636	7,020,458	36,101,128
Changes From Operations:
• Net investment income (loss)	(439,337)	—	—	(2,762)	(133,024)	(582,091)
• Net realized gain (loss) on investments	3,683,320	—	—	2,539	401,981	1,517,652
• Net change in unrealized appreciation or depreciation on investments	1,076,693	—	—	21,223	385,400	575,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,320,676	—	—	21,000	654,357	1,511,075
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,537,148	—	—	1,652	790,231	1,327,321
• Contract withdrawals and transfers to annuity reserves	(6,299,166)	—	—	(2,641)	(389,220)	(3,158,820)
• Contract transfers	(1,820,586)	—	—	—	203,775	(636,549)
	(5,582,604)	—	—	(989)	604,786	(2,468,048)
Annuity Reserves:
• Annuity Payments	(1,390)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	122	—	—	—	—	—
	(1,268)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,583,872)	—	—	(989)	604,786	(2,468,048)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,263,196)	—	—	20,011	1,259,143	(956,973)
NET ASSETS AT DECEMBER 31, 2014	$47,060,692	$—	$—	$235,647	$8,279,601	$35,144,155

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Fidelity VIP Overseas Initial Class Subaccount	Fidelity VIP Overseas Service Class 2 Subaccount	First Trust Multi Income Allocation Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Class I Subaccount	Franklin Founding Funds Allocation VIP Class 4 Subaccount	Franklin Income VIP Class 2 Subaccount	Franklin Income VIP Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2013	$77,573	$3,389,951	$—	$—	$—	$26,804,173	$—
Changes From Operations:
• Net investment income (loss)	(425)	(20,586)	—	—	—	1,245,264	—
• Net realized gain (loss) on investments	13,002	174,060	—	—	—	288,641	—
• Net change in unrealized appreciation or depreciation on investments	(3,466)	224,263	—	—	—	1,617,375	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,111	377,737	—	—	—	3,151,280	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,986	—	—	—	2,243,410	—
• Contract withdrawals and transfers to annuity reserves	(397)	(160,715)	—	—	—	(2,273,295)	—
• Contract transfers	(86,287)	(3,608,959)	—	—	—	(456,920)	—
	(86,684)	(3,767,688)	—	—	—	(486,805)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(86,684)	(3,767,688)	—	—	—	(486,805)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,573)	(3,389,951)	—	—	—	2,664,475	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—	—	29,468,648	—
Changes From Operations:
• Net investment income (loss)	—	(2)	30	(113)	(113)	1,021,827	(978)
• Net realized gain (loss) on investments	—	(84)	—	1	1	471,176	(9)
• Net change in unrealized appreciation or depreciation on investments	—	—	(17)	2,080	2,245	(687,115)	(4,827)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(86)	13	1,968	2,133	805,888	(5,814)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	104	5,998	236,063	236,063	4,989,390	312,883
• Contract withdrawals and transfers to annuity reserves	—	(27)	—	—	—	(2,831,598)	—
• Contract transfers	—	9	—	—	—	451,600	—
	—	86	5,998	236,063	236,063	2,609,392	312,883
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	86	5,998	236,063	236,063	2,609,392	312,883
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	6,011	238,031	238,196	3,415,280	307,069
NET ASSETS AT DECEMBER 31, 2014	$—	$—	$6,011	$238,031	$238,196	$32,883,928	$307,069

See accompanying notes.

	Franklin Mutual Shares VIP Class 2 Subaccount	Franklin Mutual Shares VIP Class 4 Subaccount	Franklin Rising Dividends VIP Class 4 Subaccount	Franklin Small Cap Value VIP Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Class 2 Subaccount	Franklin Small-Mid Cap Growth VIP Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2013	$20,275,509	$—	$—	$—	$6,820,932	$—
Changes From Operations:
• Net investment income (loss)	105,604	—	—	—	(45,799)	—
• Net realized gain (loss) on investments	695,707	—	—	—	1,722,060	—
• Net change in unrealized appreciation or depreciation on investments	4,171,997	—	—	—	(586,611)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,973,308	—	—	—	1,089,650	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,173,557	—	—	—	52,703	—
• Contract withdrawals and transfers to annuity reserves	(2,149,133)	—	—	—	(487,652)	—
• Contract transfers	(2,038,259)	—	—	—	(7,475,633)	—
	(3,013,835)	—	—	—	(7,910,582)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,013,835)	—	—	—	(7,910,582)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,959,473	—	—	—	(6,820,932)	—
NET ASSETS AT DECEMBER 31, 2013	22,234,982	—	—	—	—	—
Changes From Operations:
• Net investment income (loss)	82,578	(15)	(102)	(12)	—	(55)
• Net realized gain (loss) on investments	1,309,472	—	23	—	—	—
• Net change in unrealized appreciation or depreciation on investments	(258,547)	125	2,797	139	—	212
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,133,503	110	2,718	127	—	157
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,236,175	6,965	32,342	9,045	—	19,637
• Contract withdrawals and transfers to annuity reserves	(3,413,838)	—	—	(14)	—	—
• Contract transfers	(999,973)	1,436	29,445	—	—	—
	(3,177,636)	8,401	61,787	9,031	—	19,637
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,177,636)	8,401	61,787	9,031	—	19,637
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,044,133)	8,511	64,505	9,158	—	19,794
NET ASSETS AT DECEMBER 31, 2014	$20,190,849	$8,511	$64,505	$9,158	$—	$19,794

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Goldman Sachs VIT Large Cap Value Service Class Subaccount	Goldman Sachs VIT Money Market Service Class Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class Subaccount	Goldman Sachs VIT Strategic Income Advisor Class Subaccount	Guggenheim Long Short Equity Subaccount	Guggenheim Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Class IC Subaccount
NET ASSETS AT JANUARY 1, 2013	$1,512,678	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(1,055)	—	—	—	—	—	—
• Net realized gain (loss) on investments	249,431	—	—	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	192,245	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	440,621	—	—	—	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	23,992	—	—	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	(88,264)	—	—	—	—	—	—
• Contract transfers	(201,913)	—	—	—	—	—	—
	(266,185)	—	—	—	—	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(266,185)	—	—	—	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	174,436	—	—	—	—	—	—
NET ASSETS AT DECEMBER 31, 2013	1,687,114	—	—	—	—	—	—
Changes From Operations:
• Net investment income (loss)	1,805	(360)	1,225	318	(61)	(100)	244
• Net realized gain (loss) on investments	360,745	—	2	—	—	—	213
• Net change in unrealized appreciation or depreciation on investments	(185,345)	—	(1,468)	(407)	1,283	964	(545)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	177,205	(360)	(241)	(89)	1,222	864	(88)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,674	609,171	112,664	12,658	112,538	29,639	44,155
• Contract withdrawals and transfers to annuity reserves	(116,485)	—	—	—	—	—	—
• Contract transfers	(134,179)	(50,214)	1,436	9,673	9,400	—	—
	(237,990)	558,957	114,100	22,331	121,938	29,639	44,155
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(237,990)	558,957	114,100	22,331	121,938	29,639	44,155
TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,785)	558,597	113,859	22,242	123,160	30,503	44,067
NET ASSETS AT DECEMBER 31, 2014	$1,626,329	$558,597	$113,859	$22,242	$123,160	$30,503	$44,067

See accompanying notes.

	Huntington VA Balanced Subaccount	Huntington VA Dividend Capture Subaccount	Invesco V.I. American Franchise Series I Subaccount	Invesco V.I. American Franchise Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	Invesco V.I. Comstock Series II Subaccount
NET ASSETS AT JANUARY 1, 2013	$4,778	$41,864	$133,782	$59,052	$—	$—
Changes From Operations:
• Net investment income (loss)	27	737	(1,884)	(603)	—	—
• Net realized gain (loss) on investments	81	492	1,683	4,248	—	—
• Net change in unrealized appreciation or depreciation on investments	512	6,245	47,992	8,015	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	620	7,474	47,791	11,660	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	8	2,240	109	—	—
• Contract withdrawals and transfers to annuity reserves	(62)	(326)	(10,463)	(31,835)	—	—
• Contract transfers	(243)	(2,284)	(3,115)	(14,690)	—	—
	(305)	(2,602)	(11,338)	(46,416)	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(305)	(2,602)	(11,338)	(46,416)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	315	4,872	36,453	(34,756)	—	—
NET ASSETS AT DECEMBER 31, 2013	5,093	46,736	170,235	24,296	—	—
Changes From Operations:
• Net investment income (loss)	180	1,779	(2,676)	(381)	(36)	64
• Net realized gain (loss) on investments	566	406	14,098	1,146	—	—
• Net change in unrealized appreciation or depreciation on investments	(734)	1,772	(2,249)	605	165	(123)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12	3,957	9,173	1,370	129	(59)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	242	64	100,012	9,005
• Contract withdrawals and transfers to annuity reserves	(51)	(340)	(18,645)	(3,775)	—	—
• Contract transfers	(5,054)	(1,169)	(27,455)	—	—	112
	(5,105)	(1,509)	(45,858)	(3,711)	100,012	9,117
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,105)	(1,509)	(45,858)	(3,711)	100,012	9,117
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,093)	2,448	(36,685)	(2,341)	100,141	9,058
NET ASSETS AT DECEMBER 31, 2014	$—	$49,184	$133,550	$21,955	$100,141	$9,058

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Invesco V.I. Core Equity Series I Subaccount	Invesco V.I. Core Equity Series II Subaccount	Invesco V.I. Diversified Dividend Series II Subaccount	Invesco V.I. Equally- Weighted S&P 500 Series II Subaccount	Invesco V.I. International Growth Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Ivy Funds VIP Asset Strategy Class A Subaccount
NET ASSETS AT JANUARY 1, 2013	$224,007	$10,565	$—	$—	$119,769	$61,999	$—
Changes From Operations:
• Net investment income (loss)	(329)	(57)	—	—	(100)	(309)	—
• Net realized gain (loss) on investments	20,976	3,245	—	—	25,019	4,089	—
• Net change in unrealized appreciation or depreciation on investments	33,343	(998)	—	—	(8,240)	5,801	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,990	2,190	—	—	16,679	9,581	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	23	208	—	—	—	12	—
• Contract withdrawals and transfers to annuity reserves	(51,217)	(5,090)	—	—	(52,903)	(10,622)	—
• Contract transfers	(857)	(6,265)	—	—	317	(692)	—
	(52,051)	(11,147)	—	—	(52,586)	(11,302)	—
Annuity Reserves:
• Annuity Payments	(3,288)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(522)	—	—	—	—	—	—
	(3,810)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(55,861)	(11,147)	—	—	(52,586)	(11,302)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,871)	(8,957)	—	—	(35,907)	(1,721)	—
NET ASSETS AT DECEMBER 31, 2013	222,136	1,608	—	—	83,862	60,278	—
Changes From Operations:
• Net investment income (loss)	(1,286)	(11)	(15)	(32)	120	13	(672)
• Net realized gain (loss) on investments	22,067	14	—	—	8,175	1,709	(18)
• Net change in unrealized appreciation or depreciation on investments	(6,868)	99	264	790	(8,908)	(2,819)	(8,961)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,913	102	249	758	(613)	(1,097)	(9,651)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,202	2	8,814	31,841	—	127,438	242,671
• Contract withdrawals and transfers to annuity reserves	(37,060)	—	—	—	(15,080)	(1,358)	—
• Contract transfers	(19,562)	—	7,172	10,757	110	18,036	8,798
	(54,420)	2	15,986	42,598	(14,970)	144,116	251,469
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(54,420)	2	15,986	42,598	(14,970)	144,116	251,469
TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,507)	104	16,235	43,356	(15,583)	143,019	241,818
NET ASSETS AT DECEMBER 31, 2014	$181,629	$1,712	$16,235	$43,356	$68,279	$203,297	$241,818

See accompanying notes.

	Ivy Funds VIP Energy Class A Subaccount	Ivy Funds VIP High Income Class A Subaccount	Ivy Funds VIP Micro Cap Growth Class A Subaccount	Ivy Funds VIP Mid Cap Growth Class A Subaccount	Ivy Funds VIP Science and Technology Class A Subaccount	Janus Aspen Balanced Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$—	$—	$668,214
Changes From Operations:
• Net investment income (loss)	—	—	—	—	—	(1,754)
• Net realized gain (loss) on investments	—	—	—	—	—	51,369
• Net change in unrealized appreciation or depreciation on investments	—	—	—	—	—	74,936
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—	—	124,551
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	—	—	70,246
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	—	(118,425)
• Contract transfers	—	—	—	—	—	149,893
	—	—	—	—	—	101,714
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—	—	101,714
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—	—	226,265
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—	—	894,479
Changes From Operations:
• Net investment income (loss)	(2)	(47)	(19)	(21)	(42)	(411)
• Net realized gain (loss) on investments	—	—	—	—	—	41,534
• Net change in unrealized appreciation or depreciation on investments	(46)	(469)	248	679	(87)	13,776
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(48)	(516)	229	658	(129)	54,899
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,501	16,474	5,019	—	39,123	845
• Contract withdrawals and transfers to annuity reserves	(25)	—	—	—	(8)	(104,556)
• Contract transfers	—	7,532	—	15,046	1,975	321
	2,476	24,006	5,019	15,046	41,090	(103,390)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,476	24,006	5,019	15,046	41,090	(103,390)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,428	23,490	5,248	15,704	40,961	(48,491)
NET ASSETS AT DECEMBER 31, 2014	$2,428	$23,490	$5,248	$15,704	$40,961	$845,988

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Janus Aspen Enterprise Service Class Subaccount	Janus Aspen Global Research Service Class Subaccount	JPMIT Intrepid Mid Cap Class 2 Subaccount	LVIP American Century VP Mid Cap Value RPM Service Class Subaccount	LVIP American Global Growth Service Class II Subaccount	LVIP American Global Small Capitalization Service Class II Subaccount	LVIP American Growth Allocation Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$419,296	$9,644	$—	$—	$2,014,038	$2,527,942	$—
Changes From Operations:
• Net investment income (loss)	(5,346)	(1,086)	—	—	(17,906)	(37,522)	—
• Net realized gain (loss) on investments	34,552	22,496	—	—	95,237	153,729	—
• Net change in unrealized appreciation or depreciation on investments	89,711	2,471	—	—	512,427	493,618	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,917	23,881	—	—	589,758	609,825	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	43,392	—	—	—	639,007	407,866	—
• Contract withdrawals and transfers to annuity reserves	(54,190)	(7,369)	—	—	(91,446)	(79,291)	—
• Contract transfers	(30,606)	(13,508)	—	—	(252,673)	(702,492)	—
	(41,404)	(20,877)	—	—	294,888	(373,917)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(41,404)	(20,877)	—	—	294,888	(373,917)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	77,513	3,004	—	—	884,646	235,908	—
NET ASSETS AT DECEMBER 31, 2013	496,809	12,648	—	—	2,898,684	2,763,850	—
Changes From Operations:
• Net investment income (loss)	(7,137)	(70)	(59)	(12,663)	(22,564)	(49,482)	667
• Net realized gain (loss) on investments	102,444	927	(2)	14,058	98,158	66,149	70
• Net change in unrealized appreciation or depreciation on investments	(48,640)	(170)	1,045	140,172	(62,017)	(18,973)	763
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,667	687	984	141,567	13,577	(2,306)	1,500
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,243	1	22,690	2,342,297	576,523	399,218	32,633
• Contract withdrawals and transfers to annuity reserves	(119,273)	(2,730)	—	(58,383)	(135,423)	(107,684)	—
• Contract transfers	67	120	(447)	1,676,408	187,609	164,079	5,926
	(114,963)	(2,609)	22,243	3,960,322	628,709	455,613	38,559
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(114,963)	(2,609)	22,243	3,960,322	628,709	455,613	38,559
TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,296)	(1,922)	23,227	4,101,889	642,286	453,307	40,059
NET ASSETS AT DECEMBER 31, 2014	$428,513	$10,726	$23,227	$4,101,889	$3,540,970	$3,217,157	$40,059

See accompanying notes.

	LVIP American Growth Service Class II Subaccount	LVIP American Growth- Income Service Class II Subaccount	LVIP American International Service Class II Subaccount	LVIP American Preservation Service Class Subaccount	LVIP Baron Growth Opportunities Service Class Subaccount	LVIP BlackRock Emerging Markets RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$7,657,989	$7,534,156	$4,395,794	$—	$9,051,967	$134,782
Changes From Operations:
• Net investment income (loss)	(105,412)	(63,627)	(31,804)	—	(145,216)	(11,223)
• Net realized gain (loss) on investments	286,913	358,019	77,504	—	1,663,128	(6,478)
• Net change in unrealized appreciation or depreciation on investments	1,988,240	1,988,362	883,564	—	1,884,794	(39,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,169,741	2,282,754	929,264	—	3,402,706	(57,227)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,177,987	860,425	609,632	—	731,495	3,658,680
• Contract withdrawals and transfers to annuity reserves	(264,864)	(413,357)	(187,369)	—	(1,261,996)	(101,422)
• Contract transfers	(231,299)	(555,694)	282,780	—	244,674	1,720,441
	681,824	(108,626)	705,043	—	(285,827)	5,277,699
Annuity Reserves:
• Annuity Payments	—	—	—	—	(331)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	2	—
	—	—	—	—	(329)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	681,824	(108,626)	705,043	—	(286,156)	5,277,699
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,851,565	2,174,128	1,634,307	—	3,116,550	5,220,472
NET ASSETS AT DECEMBER 31, 2013	10,509,554	9,708,284	6,030,101	—	12,168,517	5,355,254
Changes From Operations:
• Net investment income (loss)	(83,258)	(60,736)	(52,533)	26	(178,538)	(34,914)
• Net realized gain (loss) on investments	362,836	394,983	97,139	—	1,068,387	25,784
• Net change in unrealized appreciation or depreciation on investments	431,845	516,086	(347,087)	(63)	(560,514)	(725,987)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	711,423	850,333	(302,481)	(37)	329,335	(735,117)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,722,371	1,545,884	758,112	5,003	1,202,833	4,051,367
• Contract withdrawals and transfers to annuity reserves	(430,866)	(360,419)	(237,786)	—	(2,117,602)	(277,772)
• Contract transfers	(192,864)	93,892	102,231	78	(168,673)	3,182,767
	1,098,641	1,279,357	622,557	5,081	(1,083,442)	6,956,362
Annuity Reserves:
• Annuity Payments	—	—	—	—	(361)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(1)	—
	—	—	—	—	(362)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,098,641	1,279,357	622,557	5,081	(1,083,804)	6,956,362
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,810,064	2,129,690	320,076	5,044	(754,469)	6,221,245
NET ASSETS AT DECEMBER 31, 2014	$12,319,618	$11,837,974	$6,350,177	$5,044	$11,414,048	$11,576,499

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP BlackRock Equity Dividend RPM Service Class Subaccount	LVIP BlackRock Global Allocation V.I. RPM Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Service Class Subaccount	LVIP BlackRock Multi-Asset Income Service Class Subaccount	LVIP Capital Growth Service Class Subaccount	LVIP Clarion Global Real Estate Service Class Subaccount	LVIP ClearBridge Variable Appreciation RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$2,562,320	$—	$21,594,482	$—	$2,885,053	$6,683,552	$—
Changes From Operations:
• Net investment income (loss)	60,566	(67,089)	(487,382)	—	(35,102)	(115,071)	—
• Net realized gain (loss) on investments	104,099	47,081	699,060	—	203,752	292,099	—
• Net change in unrealized appreciation or depreciation on investments	1,103,575	686,606	(4,530,929)	—	734,936	(69,468)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,268,240	666,598	(4,319,251)	—	903,586	107,560	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,518,793	10,732,346	6,770,459	—	194,124	781,151	—
• Contract withdrawals and transfers to annuity reserves	(280,185)	(100,110)	(2,870,380)	—	(181,623)	(568,405)	—
• Contract transfers	3,574,718	6,027,803	24,029,187	—	(532,628)	(3,600)	—
	12,813,326	16,660,039	27,929,266	—	(520,127)	209,146	—
Annuity Reserves:
• Annuity Payments	—	—	(2,079)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	414	—	—	—	—
	—	—	(1,665)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,813,326	16,660,039	27,927,601	—	(520,127)	209,146	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,081,566	17,326,637	23,608,350	—	383,459	316,706	—
NET ASSETS AT DECEMBER 31, 2013	16,643,886	17,326,637	45,202,832	—	3,268,512	7,000,258	—
Changes From Operations:
• Net investment income (loss)	(26,068)	(201,596)	(324,380)	2,643	(36,891)	43,388	6,579
• Net realized gain (loss) on investments	273,176	460,216	(355,754)	—	202,862	335,868	12,718
• Net change in unrealized appreciation or depreciation on investments	323,811	(1,295,908)	1,119,498	(3,091)	148,136	425,240	51,763
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	570,919	(1,037,288)	439,364	(448)	314,107	804,496	71,060
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,404,128	21,114,383	5,905,444	117,344	167,768	561,488	2,871,942
• Contract withdrawals and transfers to annuity reserves	(733,132)	(1,210,400)	(3,919,955)	—	(249,702)	(676,567)	(66,003)
• Contract transfers	4,993,730	16,560,609	2,953,200	—	(88,188)	(258,546)	430,205
	14,664,726	36,464,592	4,938,689	117,344	(170,122)	(373,625)	3,236,144
Annuity Reserves:
• Annuity Payments	—	—	(3,473)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	496	—	—	—	—
	—	—	(2,977)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	14,664,726	36,464,592	4,935,712	117,344	(170,122)	(373,625)	3,236,144
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,235,645	35,427,304	5,375,076	116,896	143,985	430,871	3,307,204
NET ASSETS AT DECEMBER 31, 2014	$31,879,531	$52,753,941	$50,577,908	$116,896	$3,412,497	$7,431,129	$3,307,204

See accompanying notes.

	LVIP Columbia Small-Mid Cap Growth RPM Service Class Subaccount	LVIP Delaware Bond Standard Class Subaccount	LVIP Delaware Bond Service Class Subaccount	LVIP Delaware Diversified Floating Rate Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Service Class Subaccount	LVIP Delaware Foundation Aggressive Allocation Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$1,988,901	$9,582,267	$71,002,783	$—	$8,590,907	$280,943
Changes From Operations:
• Net investment income (loss)	(77,804)	1,603	(24,111)	—	(144,986)	362
• Net realized gain (loss) on investments	180,179	208,117	958,664	—	17,266	1,683
• Net change in unrealized appreciation or depreciation on investments	821,305	(565,144)	(4,058,224)	—	(38,853)	49,232
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	923,680	(355,424)	(3,123,671)	—	(166,573)	51,277
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,804,450	28,521	10,684,571	—	9,270,002	201
• Contract withdrawals and transfers to annuity reserves	(261,364)	(1,689,016)	(6,034,661)	—	(1,805,884)	(14,965)
• Contract transfers	1,565,416	(94,512)	3,981,087	—	13,192,989	(736)
	6,108,502	(1,755,007)	8,630,997	—	20,657,107	(15,500)
Annuity Reserves:
• Annuity Payments	—	(4,903)	(1,594)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(17,190)	181	—	—	—
	—	(22,093)	(1,413)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,108,502	(1,777,100)	8,629,584	—	20,657,107	(15,500)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,032,182	(2,132,524)	5,505,913	—	20,490,534	35,777
NET ASSETS AT DECEMBER 31, 2013	9,021,083	7,449,743	76,508,696	—	29,081,441	316,720
Changes From Operations:
• Net investment income (loss)	(232,234)	17,666	215,915	92	(133,053)	2,833
• Net realized gain (loss) on investments	(3,949)	143,105	626,437	1	35,202	2,713
• Net change in unrealized appreciation or depreciation on investments	(901,588)	143,297	2,277,702	(139)	(426,247)	3,574
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,137,771)	304,068	3,120,054	(46)	(524,098)	9,120
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,547,301	69,230	14,432,489	8,199	9,090,290	210
• Contract withdrawals and transfers to annuity reserves	(521,759)	(1,297,947)	(6,267,425)	—	(1,578,742)	(12,798)
• Contract transfers	4,388,547	(106,691)	2,622,174	—	3,898,086	228
	9,414,089	(1,335,408)	10,787,238	8,199	11,409,634	(12,360)
Annuity Reserves:
• Annuity Payments	—	(769)	(1,548)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	60	222	—	—	—
	—	(709)	(1,326)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,414,089	(1,336,117)	10,785,912	8,199	11,409,634	(12,360)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,276,318	(1,032,049)	13,905,966	8,153	10,885,536	(3,240)
NET ASSETS AT DECEMBER 31, 2014	$17,297,401	$6,417,694	$90,414,662	$8,153	$39,966,977	$313,480

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP Delaware Foundation Aggressive Allocation Service Class Subaccount	LVIP Delaware Growth and Income Service Class Subaccount	LVIP Delaware Social Awareness Standard Class Subaccount	LVIP Delaware Social Awareness Service Class Subaccount	LVIP Delaware Special Opportunities Service Class Subaccount	LVIP Dimensional Non-U.S. Equity RPM Service Class Subaccount	LVIP Dimensional U.S. Equity RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$2,403,603	$1,619,569	$699,016	$2,600,910	$3,096,513	$1,684,193	$3,052,411
Changes From Operations:
• Net investment income (loss)	(9,702)	(4,273)	(2,077)	(20,934)	(37,078)	21,259	(18,388)
• Net realized gain (loss) on investments	49,611	165,854	69,083	179,620	387,829	51,504	149,009
• Net change in unrealized appreciation or depreciation on investments	358,545	306,412	104,862	743,797	553,485	235,795	972,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	398,454	467,993	171,868	902,483	904,236	308,558	1,103,513
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	656	22,411	804	363,253	325,575	1,128,960	2,661,312
• Contract withdrawals and transfers to annuity reserves	(365,459)	(218,385)	(253,600)	(308,125)	(387,877)	(71,045)	(154,268)
• Contract transfers	(64,794)	(41,684)	(7,888)	125,936	(587,134)	1,149,681	1,993,944
	(429,597)	(237,658)	(260,684)	181,064	(649,436)	2,207,596	4,500,988
Annuity Reserves:
• Annuity Payments	—	—	(5,923)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(944)	—	—	—	—
	—	—	(6,867)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(429,597)	(237,658)	(267,551)	181,064	(649,436)	2,207,596	4,500,988
TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,143)	230,335	(95,683)	1,083,547	254,800	2,516,154	5,604,501
NET ASSETS AT DECEMBER 31, 2013	2,372,460	1,849,904	603,333	3,684,457	3,351,313	4,200,347	8,656,912
Changes From Operations:
• Net investment income (loss)	8,601	(753)	(776)	(16,363)	(28,867)	55,604	(98,377)
• Net realized gain (loss) on investments	49,626	234,385	84,818	432,047	239,900	69,865	273,268
• Net change in unrealized appreciation or depreciation on investments	(5,013)	(58,422)	(17,907)	46,656	(29,410)	(1,115,231)	289,795
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,214	175,210	66,135	462,340	181,623	(989,762)	464,686
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,635	3,861	865	132,165	92,588	3,532,143	6,383,562
• Contract withdrawals and transfers to annuity reserves	(206,662)	(196,930)	(136,054)	(405,049)	(141,150)	(437,431)	(649,006)
• Contract transfers	(43,101)	(160,985)	(24,347)	165,246	(348,140)	4,714,406	2,785,155
	(247,128)	(354,054)	(159,536)	(107,638)	(396,702)	7,809,118	8,519,711
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(247,128)	(354,054)	(159,536)	(107,638)	(396,702)	7,809,118	8,519,711
TOTAL INCREASE (DECREASE) IN NET ASSETS	(193,914)	(178,844)	(93,401)	354,702	(215,079)	6,819,356	8,984,397
NET ASSETS AT DECEMBER 31, 2014	$2,178,546	$1,671,060	$509,932	$4,039,159	$3,136,234	$11,019,703	$17,641,309

See accompanying notes.

	LVIP Dimensional/ Vanguard Total Bond Service Class Subaccount	LVIP Franklin Mutual Shares RPM Service Class Subaccount	LVIP Global Income Service Class Subaccount	LVIP Invesco Diversified Equity Income RPM Service Class Subaccount	LVIP Invesco V.I. Comstock RPM Service Class Subaccount	LVIP JPMorgan High Yield Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$9,734,371	$—	$17,746,379	$—	$—	$6,754,568
Changes From Operations:
• Net investment income (loss)	(33,012)	—	(287,043)	—	—	233,090
• Net realized gain (loss) on investments	6,508	—	(900)	—	—	103,295
• Net change in unrealized appreciation or depreciation on investments	(556,128)	—	(622,237)	—	—	340
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(582,632)	—	(910,180)	—	—	336,725
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,453,696	—	1,404,725	—	—	1,003,178
• Contract withdrawals and transfers to annuity reserves	(668,761)	—	(965,960)	—	—	(391,086)
• Contract transfers	1,520,499	—	2,549,378	—	—	255,358
	7,305,434	—	2,988,143	—	—	867,450
Annuity Reserves:
• Annuity Payments	—	—	(213)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1	—	—	—
	—	—	(212)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,305,434	—	2,987,931	—	—	867,450
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,722,802	—	2,077,751	—	—	1,204,175
NET ASSETS AT DECEMBER 31, 2013	16,457,173	—	19,824,130	—	—	7,958,743
Changes From Operations:
• Net investment income (loss)	8,500	23,861	(347,528)	2,324	(14,629)	214,403
• Net realized gain (loss) on investments	16,740	8,514	33,839	6,239	7,149	137,293
• Net change in unrealized appreciation or depreciation on investments	484,995	(77,624)	223,425	(2,740)	79,658	(278,260)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	510,235	(45,249)	(90,264)	5,823	72,178	73,436
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,983,387	3,544,192	6,581,217	1,305,139	4,038,929	1,174,372
• Contract withdrawals and transfers to annuity reserves	(1,019,841)	(63,083)	(1,490,235)	(13,467)	(86,591)	(1,212,748)
• Contract transfers	3,407,093	2,243,769	4,137,435	403,203	2,083,447	258,070
	9,370,639	5,724,878	9,228,417	1,694,875	6,035,785	219,694
Annuity Reserves:
• Annuity Payments	—	—	(206)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1)	—	—	—
	—	—	(207)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,370,639	5,724,878	9,228,210	1,694,875	6,035,785	219,694
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,880,874	5,679,629	9,137,946	1,700,698	6,107,963	293,130
NET ASSETS AT DECEMBER 31, 2014	$26,338,047	$5,679,629	$28,962,076	$1,700,698	$6,107,963	$8,251,873

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP JPMorgan Mid Cap Value RPM Standard Class Subaccount	LVIP JPMorgan Mid Cap Value RPM Service Class Subaccount	LVIP Managed Risk American Balanced Allocation Service Class Subaccount	LVIP Managed Risk American Growth Allocation Service Class Subaccount	LVIP Managed Risk Profile 2010 Service Class Subaccount	LVIP Managed Risk Profile 2020 Service Class Subaccount	LVIP Managed Risk Profile 2030 Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$1,552,148	$—	$—	$380,690	$419,828	$304,169
Changes From Operations:
• Net investment income (loss)	—	(56,591)	—	—	(1,774)	(3,520)	(1,727)
• Net realized gain (loss) on investments	—	104,997	—	—	2,391	19,693	1,178
• Net change in unrealized appreciation or depreciation on investments	—	795,326	—	—	27,639	15,280	35,791
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	843,732	—	—	28,256	31,453	35,242
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	5,094,415	—	—	113	14	—
• Contract withdrawals and transfers to annuity reserves	—	(273,665)	—	—	(11,184)	(6,244)	(2,067)
• Contract transfers	—	2,850,686	—	—	88,334	(135,412)	—
	—	7,671,436	—	—	77,263	(141,642)	(2,067)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	7,671,436	—	—	77,263	(141,642)	(2,067)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	8,515,168	—	—	105,519	(110,189)	33,175
NET ASSETS AT DECEMBER 31, 2013	—	10,067,316	—	—	486,209	309,639	337,344
Changes From Operations:
• Net investment income (loss)	49	(161,478)	3,563	24,071	379	(304)	711
• Net realized gain (loss) on investments	12	185,827	1,013	1,560	3,282	2,223	1,709
• Net change in unrealized appreciation or depreciation on investments	395	1,154,524	(5,055)	(32,119)	10,441	5,101	5,052
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	456	1,178,873	(479)	(6,488)	14,102	7,020	7,472
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,021	7,598,930	160,342	1,356,731	358	33	—
• Contract withdrawals and transfers to annuity reserves	(4)	(539,592)	(2,685)	(1,774)	(12,200)	(3,112)	(2,159)
• Contract transfers	—	4,057,290	93,552	588,318	24	786	—
	9,017	11,116,628	251,209	1,943,275	(11,818)	(2,293)	(2,159)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,017	11,116,628	251,209	1,943,275	(11,818)	(2,293)	(2,159)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,473	12,295,501	250,730	1,936,787	2,284	4,727	5,313
NET ASSETS AT DECEMBER 31, 2014	$9,473	$22,362,817	$250,730	$1,936,787	$488,493	$314,366	$342,657

See accompanying notes.

	LVIP Managed Risk Profile 2040 Service Class Subaccount	LVIP Managed Risk Profile Conservative Standard Class Subaccount	LVIP Managed Risk Profile Conservative Service Class Subaccount	LVIP Managed Risk Profile Growth Service Class Subaccount	LVIP Managed Risk Profile Moderate Service Class Subaccount	LVIP MFS International Growth Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$8,604	$—	$52,058,476	$98,396,039	$126,050,654	$4,116,302
Changes From Operations:
• Net investment income (loss)	(70)	—	93,646	980,465	595,204	(44,614)
• Net realized gain (loss) on investments	13	—	1,873,198	1,925,492	1,813,624	98,909
• Net change in unrealized appreciation or depreciation on investments	1,273	—	2,546,257	16,671,594	16,103,441	427,676
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,216	—	4,513,101	19,577,551	18,512,269	481,971
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	16,049,948	125,856,956	99,471,013	410,413
• Contract withdrawals and transfers to annuity reserves	(68)	—	(3,830,622)	(6,589,406)	(9,387,413)	(381,508)
• Contract transfers	—	—	5,467,757	40,069,552	38,575,810	190,854
	(68)	—	17,687,083	159,337,102	128,659,410	219,759
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(68)	—	17,687,083	159,337,102	128,659,410	219,759
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,148	—	22,200,184	178,914,653	147,171,679	701,730
NET ASSETS AT DECEMBER 31, 2013	9,752	—	74,258,660	277,310,692	273,222,333	4,818,032
Changes From Operations:
• Net investment income (loss)	13	2,882	125,292	1,586,601	1,092,276	(37,332)
• Net realized gain (loss) on investments	150	3,555	2,420,669	2,960,422	3,365,899	106,060
• Net change in unrealized appreciation or depreciation on investments	(6)	(7,006)	191,643	166,436	1,955,387	(396,062)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	157	(569)	2,737,604	4,713,459	6,413,562	(327,334)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	215,000	14,390,075	103,374,138	90,246,139	864,287
• Contract withdrawals and transfers to annuity reserves	(827)	(4,954)	(4,845,304)	(13,797,648)	(17,700,936)	(365,954)
• Contract transfers	—	—	5,946,306	28,100,234	21,400,650	8,128
	(827)	210,046	15,491,077	117,676,724	93,945,853	506,461
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(827)	210,046	15,491,077	117,676,724	93,945,853	506,461
TOTAL INCREASE (DECREASE) IN NET ASSETS	(670)	209,477	18,228,681	122,390,183	100,359,415	179,127
NET ASSETS AT DECEMBER 31, 2014	$9,082	$209,477	$92,487,341	$399,700,875	$373,581,748	$4,997,159

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP MFS International Growth RPM Service Class Subaccount	LVIP MFS Value Service Class Subaccount	LVIP Mid-Cap Value Service Class Subaccount	LVIP Mondrian International Value Standard Class Subaccount	LVIP Mondrian International Value Service Class Subaccount	LVIP Money Market Standard Class Subaccount	LVIP Money Market Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$12,992,118	$3,905,496	$1,622,728	$6,559,183	$2,581,252	$17,293,267
Changes From Operations:
• Net investment income (loss)	3,275	(1,439)	(65,487)	10,795	112,950	(41,622)	(254,176)
• Net realized gain (loss) on investments	2,123	986,205	347,978	(4,351)	40,147	—	—
• Net change in unrealized appreciation or depreciation on investments	57,823	3,158,248	958,097	266,348	1,596,330	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,221	4,143,014	1,240,588	272,792	1,749,427	(41,622)	(254,176)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,638,843	1,316,158	453,513	1,512	172,174	16,177	3,695,283
• Contract withdrawals and transfers to annuity reserves	(17,687)	(890,651)	(291,429)	(519,550)	(1,397,301)	(1,428,642)	(12,671,682)
• Contract transfers	824,210	(1,640,199)	(107,373)	171,204	6,886,815	1,558,297	8,186,946
	2,445,366	(1,214,692)	54,711	(346,834)	5,661,688	145,832	(789,453)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(783)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	97	—	—
	—	—	—	—	(686)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,445,366	(1,214,692)	54,711	(346,834)	5,661,002	145,832	(789,453)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,508,587	2,928,322	1,295,299	(74,042)	7,410,429	104,210	(1,043,629)
NET ASSETS AT DECEMBER 31, 2013	2,508,587	15,920,440	5,200,795	1,548,686	13,969,612	2,685,462	16,249,638
Changes From Operations:
• Net investment income (loss)	(39,381)	131,284	(85,370)	30,832	250,294	(35,698)	(224,015)
• Net realized gain (loss) on investments	1,499	818,197	338,103	38,706	328,467	—	—
• Net change in unrealized appreciation or depreciation on investments	(439,386)	467,758	80,705	(119,322)	(1,061,888)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(477,268)	1,417,239	333,438	(49,784)	(483,127)	(35,698)	(224,015)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,478,146	1,737,116	652,925	1,647	718,554	21,091	4,830,218
• Contract withdrawals and transfers to annuity reserves	(148,146)	(1,020,236)	(362,644)	(181,160)	(2,186,218)	(1,902,726)	(7,930,243)
• Contract transfers	1,408,739	(338,721)	124,275	(41,820)	(361,100)	1,525,600	1,068,141
	4,738,739	378,159	414,556	(221,333)	(1,828,764)	(356,035)	(2,031,884)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(853)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	121	—	—
	—	—	—	—	(732)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,738,739	378,159	414,556	(221,333)	(1,829,496)	(356,035)	(2,031,884)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,261,471	1,795,398	747,994	(271,117)	(2,312,623)	(391,733)	(2,255,899)
NET ASSETS AT DECEMBER 31, 2014	$6,770,058	$17,715,838	$5,948,789	$1,277,569	$11,656,989	$2,293,729	$13,993,739

See accompanying notes.

	LVIP Multi-Manager Global Equity RPM Service Class Subaccount	LVIP PIMCO Low Duration Bond Service Class Subaccount	LVIP SSgA Bond Index Service Class Subaccount	LVIP SSgA Conservative Index Allocation Service Class Subaccount	LVIP SSgA Conservative Structured Allocation Service Class Subaccount	LVIP SSgA Developed International 150 Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$37,980,313	$3,588,905	$10,018,004	$4,981,634
Changes From Operations:
• Net investment income (loss)	—	—	(11,773)	(20,546)	4,608	37,255
• Net realized gain (loss) on investments	—	—	216,455	71,250	111,449	159,131
• Net change in unrealized appreciation or depreciation on investments	—	—	(1,980,099)	106,456	357,175	699,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	(1,775,417)	157,160	473,232	895,663
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	3,387,827	947,661	814,033	325,429
• Contract withdrawals and transfers to annuity reserves	—	—	(3,090,416)	(223,685)	(496,575)	(279,030)
• Contract transfers	—	—	1,260,926	100,183	(1,268,479)	(166,427)
	—	—	1,558,337	824,159	(951,021)	(120,028)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	1,558,337	824,159	(951,021)	(120,028)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(217,080)	981,319	(477,789)	775,635
NET ASSETS AT DECEMBER 31, 2013	—	—	37,763,233	4,570,224	9,540,215	5,757,269
Changes From Operations:
• Net investment income (loss)	6,260	2,339	(29,272)	(9,355)	72,355	80,770
• Net realized gain (loss) on investments	(1,071)	6,449	103,366	77,898	343,226	375,999
• Net change in unrealized appreciation or depreciation on investments	(14,878)	(29,229)	1,357,922	60,154	(63,681)	(527,444)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,689)	(20,441)	1,432,016	128,697	351,900	(70,675)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	410,790	2,259,604	3,704,346	552,347	1,242,677	311,345
• Contract withdrawals and transfers to annuity reserves	(4,326)	(718,660)	(3,340,496)	(266,681)	(1,369,583)	(439,543)
• Contract transfers	159,422	2,129,658	2,608,349	(76,785)	2,410,936	552,632
	565,886	3,670,602	2,972,199	208,881	2,284,030	424,434
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	565,886	3,670,602	2,972,199	208,881	2,284,030	424,434
TOTAL INCREASE (DECREASE) IN NET ASSETS	556,197	3,650,161	4,404,215	337,578	2,635,930	353,759
NET ASSETS AT DECEMBER 31, 2014	$556,197	$3,650,161	$42,167,448	$4,907,802	$12,176,145	$6,111,028

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP SSgA Emerging Markets 100 Service Class Subaccount	LVIP SSgA Global Tactical Allocation RPM Service Class Subaccount	LVIP SSgA International Index Service Class Subaccount	LVIP SSgA International RPM Service Class Subaccount	LVIP SSgA Large Cap 100 Service Class Subaccount	LVIP SSgA Large Cap RPM Service Class Subaccount	LVIP SSgA Moderate Index Allocation Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$7,793,856	$35,197,386	$8,175,442	$—	$11,079,699	$—	$9,629,008
Changes From Operations:
• Net investment income (loss)	22,886	179,360	(23,075)	—	26,980	14,997	(46,983)
• Net realized gain (loss) on investments	(209,731)	571,573	358,302	—	1,586,190	5,140	191,885
• Net change in unrealized appreciation or depreciation on investments	(122,266)	2,780,802	1,367,100	—	1,831,385	54,578	904,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(309,111)	3,531,735	1,702,327	—	3,444,555	74,715	1,049,506
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	300,016	19,545,957	356,164	—	483,717	1,055,575	2,620,211
• Contract withdrawals and transfers to annuity reserves	(535,430)	(3,440,217)	(1,114,053)	—	(646,021)	(5,365)	(586,527)
• Contract transfers	257,152	2,116,165	3,134,093	—	(1,312,017)	579,796	26,700
	21,738	18,221,905	2,376,204	—	(1,474,321)	1,630,006	2,060,384
Annuity Reserves:
• Annuity Payments	(326)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2	—	—	—	—	—	—
	(324)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,414	18,221,905	2,376,204	—	(1,474,321)	1,630,006	2,060,384
TOTAL INCREASE (DECREASE) IN NET ASSETS	(287,697)	21,753,640	4,078,531	—	1,970,234	1,704,721	3,109,890
NET ASSETS AT DECEMBER 31, 2013	7,506,159	56,951,026	12,253,973	—	13,049,933	1,704,721	12,738,898
Changes From Operations:
• Net investment income (loss)	76,256	289,457	89,170	19,894	73,484	63,321	19,587
• Net realized gain (loss) on investments	(94,936)	802,571	245,828	(2,848)	1,354,492	33,112	432,824
• Net change in unrealized appreciation or depreciation on investments	(344,972)	88,274	(1,284,674)	(141,991)	410,679	151,653	(119,718)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(363,652)	1,180,302	(949,676)	(124,945)	1,838,655	248,086	332,693
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	364,408	11,973,786	594,524	1,053,472	440,750	4,007,223	3,898,502
• Contract withdrawals and transfers to annuity reserves	(582,380)	(2,828,073)	(886,768)	(11,530)	(1,172,399)	(131,266)	(1,221,354)
• Contract transfers	551,846	3,410,085	739,035	575,725	122,785	1,574,601	(41,149)
	333,874	12,555,798	446,791	1,617,667	(608,864)	5,450,558	2,635,999
Annuity Reserves:
• Annuity Payments	(318)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(1)	—	—	—	—	—	—
	(319)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	333,555	12,555,798	446,791	1,617,667	(608,864)	5,450,558	2,635,999
TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,097)	13,736,100	(502,885)	1,492,722	1,229,791	5,698,644	2,968,692
NET ASSETS AT DECEMBER 31, 2014	$7,476,062	$70,687,126	$11,751,088	$1,492,722	$14,279,724	$7,403,365	$15,707,590

See accompanying notes.

	LVIP SSgA Moderate Structured Allocation Service Class Subaccount	LVIP SSgA Moderately Aggressive Index Allocation Service Class Subaccount	LVIP SSgA Moderately Aggressive Structured Allocation Service Class Subaccount	LVIP SSgA S&P 500 Index Standard Class Subaccount	LVIP SSgA S&P 500 Index Service Class Subaccount	LVIP SSgA Small-Cap Index Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$40,794,760	$6,389,458	$20,141,867	$379,145	$21,414,254	$6,144,972
Changes From Operations:
• Net investment income (loss)	350,048	(17,430)	96,345	3,564	(76,208)	(131,619)
• Net realized gain (loss) on investments	427,753	137,101	210,387	19,628	1,712,320	759,310
• Net change in unrealized appreciation or depreciation on investments	4,136,913	811,983	2,374,552	219,968	5,852,018	2,664,201
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,914,714	931,654	2,681,284	243,160	7,488,130	3,291,892
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,889,992	1,190,731	1,670,613	6,582	2,342,049	402,906
• Contract withdrawals and transfers to annuity reserves	(2,362,538)	(299,986)	(748,324)	(340,081)	(3,238,948)	(1,408,553)
• Contract transfers	15,442,220	1,051,647	507,209	1,603,137	11,257,208	7,544,120
	14,969,674	1,942,392	1,429,498	1,269,638	10,360,309	6,538,473
Annuity Reserves:
• Annuity Payments	—	—	—	—	(1,143)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(2,224)	—	—	44	210	—
	(2,224)	—	—	44	(933)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	14,967,450	1,942,392	1,429,498	1,269,682	10,359,376	6,538,473
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,882,164	2,874,046	4,110,782	1,512,842	17,847,506	9,830,365
NET ASSETS AT DECEMBER 31, 2013	60,676,924	9,263,504	24,252,649	1,891,987	39,261,760	15,975,337
Changes From Operations:
• Net investment income (loss)	406,506	42,409	204,227	2,237	(7,064)	(166,751)
• Net realized gain (loss) on investments	1,418,058	217,590	721,009	78,487	2,471,685	1,253,919
• Net change in unrealized appreciation or depreciation on investments	235,241	(59,903)	(139,463)	115,792	1,829,358	(736,069)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,059,805	200,096	785,773	196,516	4,293,979	351,099
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,755,704	1,218,821	606,569	13,021	2,668,218	496,987
• Contract withdrawals and transfers to annuity reserves	(3,458,075)	(327,220)	(1,479,416)	(191,597)	(4,668,584)	(2,254,555)
• Contract transfers	(4,573,558)	158,571	516,885	(131,300)	(35,490)	(468,834)
	(6,275,929)	1,050,172	(355,962)	(309,876)	(2,035,856)	(2,226,402)
Annuity Reserves:
• Annuity Payments	—	—	—	(496)	(2,014)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	41	284	—
	—	—	—	(455)	(1,730)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,275,929)	1,050,172	(355,962)	(310,331)	(2,037,586)	(2,226,402)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,216,124)	1,250,268	429,811	(113,815)	2,256,393	(1,875,303)
NET ASSETS AT DECEMBER 31, 2014	$56,460,800	$10,513,772	$24,682,460	$1,778,172	$41,518,153	$14,100,034

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP SSgA Small-Cap RPM Standard Class Subaccount	LVIP SSgA Small-Cap RPM Service Class Subaccount	LVIP SSgA Small-Mid Cap 200 Standard Class Subaccount	LVIP SSgA Small-Mid Cap 200 Service Class Subaccount	LVIP T. Rowe Price Growth Stock Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$3,566,763	$6,145,130	$73,680	$4,046,116
Changes From Operations:
• Net investment income (loss)	—	10,204	—	30,146	(141,478)	(1,543)	(80,909)
• Net realized gain (loss) on investments	—	4,288	—	521,966	447,947	4,211	403,750
• Net change in unrealized appreciation or depreciation on investments	—	94,891	—	527,234	2,262,452	19,897	1,017,267
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	109,383	—	1,079,346	2,568,921	22,565	1,340,108
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,070,354	—	397,514	784,037	1,085	471,656
• Contract withdrawals and transfers to annuity reserves	—	(8,037)	—	(227,664)	(465,181)	(4,617)	(282,122)
• Contract transfers	—	878,297	—	(338,785)	1,241,670	(6,354)	(246,253)
	—	1,940,614	—	(168,935)	1,560,526	(9,886)	(56,719)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(288)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	2	—	—
	—	—	—	—	(286)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	1,940,614	—	(168,935)	1,560,240	(9,886)	(56,719)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	2,049,997	—	910,411	4,129,161	12,679	1,283,389
NET ASSETS AT DECEMBER 31, 2013	—	2,049,997	—	4,477,174	10,274,291	86,359	5,329,505
Changes From Operations:
• Net investment income (loss)	28	(20,458)	338	67,164	(192,096)	(1,365)	(93,398)
• Net realized gain (loss) on investments	—	2,398	207	312,158	624,908	9,846	619,082
• Net change in unrealized appreciation or depreciation on investments	53	(37,497)	(269)	(270,435)	344,220	(1,219)	581
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81	(55,557)	276	108,887	777,032	7,262	526,265
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,281	4,196,757	10,300	396,328	1,472,612	128	539,021
• Contract withdrawals and transfers to annuity reserves	(2)	(232,076)	—	(384,834)	(698,674)	(10,379)	(400,640)
• Contract transfers	—	3,881,916	51	118,471	360,769	(1,303)	54,996
	3,279	7,846,597	10,351	129,965	1,134,707	(11,554)	193,377
Annuity Reserves:
• Annuity Payments	—	—	—	—	(327)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(1)	—	—
	—	—	—	—	(328)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,279	7,846,597	10,351	129,965	1,134,379	(11,554)	193,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,360	7,791,040	10,627	238,852	1,911,411	(4,292)	719,642
NET ASSETS AT DECEMBER 31, 2014	$3,360	$9,841,037	$10,627	$4,716,026	$12,185,702	$82,067	$6,049,147

See accompanying notes.

	LVIP Templeton Growth RPM Service Class Subaccount	LVIP UBS Large Cap Growth RPM Standard Class Subaccount	LVIP UBS Large Cap Growth RPM Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Service Class Subaccount	LVIP Vanguard International Equity ETF Service Class Subaccount	LVIP VIP Contrafund RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$5,839,829	$123,018	$2,182,977	$3,067,679	$1,969,847	$—
Changes From Operations:
• Net investment income (loss)	10,555	(2,433)	(67,870)	(24,432)	9,244	20,341
• Net realized gain (loss) on investments	263,665	6,917	94,914	101,865	44,961	12,519
• Net change in unrealized appreciation or depreciation on investments	1,593,454	28,750	927,127	977,521	247,529	253,424
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,867,674	33,234	954,171	1,054,954	301,734	286,284
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,909,466	26	3,418,784	830,215	286,460	3,084,740
• Contract withdrawals and transfers to annuity reserves	(718,479)	(7,630)	(161,718)	(153,821)	(68,796)	(25,294)
• Contract transfers	2,275,102	26,723	620,959	711,097	377,780	2,128,747
	14,466,089	19,119	3,878,025	1,387,491	595,444	5,188,193
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	14,466,089	19,119	3,878,025	1,387,491	595,444	5,188,193
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,333,763	52,353	4,832,196	2,442,445	897,178	5,474,477
NET ASSETS AT DECEMBER 31, 2013	22,173,592	175,371	7,015,173	5,510,124	2,867,025	5,474,477
Changes From Operations:
• Net investment income (loss)	11,308	(2,809)	(156,766)	2,251	3,943	258,750
• Net realized gain (loss) on investments	399,564	15,433	233,505	239,508	81,311	104,206
• Net change in unrealized appreciation or depreciation on investments	(2,123,070)	(7,182)	304,604	350,044	(266,547)	280,124
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,712,198)	5,442	381,343	591,803	(181,293)	643,080
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	19,395,516	34	4,050,244	606,588	392,911	9,746,108
• Contract withdrawals and transfers to annuity reserves	(1,256,097)	(31,005)	(327,929)	(297,032)	(183,416)	(388,319)
• Contract transfers	2,939,076	(2,778)	1,646,577	(75,368)	9,581	4,814,450
	21,078,495	(33,749)	5,368,892	234,188	219,076	14,172,239
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,078,495	(33,749)	5,368,892	234,188	219,076	14,172,239
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,366,297	(28,307)	5,750,235	825,991	37,783	14,815,319
NET ASSETS AT DECEMBER 31, 2014	$41,539,889	$147,064	$12,765,408	$6,336,115	$2,904,808	$20,289,796

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP VIP Mid Cap RPM Service Class Subaccount	Lord Abbett Series Fund Bond Debenture Class VC Subaccount	Lord Abbett Series Fund Developing Growth Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Class VC Subaccount	MFS VIT Core Equity Service Class Subaccount	MFS VIT Growth Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$71,129	$—	$62,573	$86,775
Changes From Operations:
• Net investment income (loss)	—	—	—	(538)	—	(635)	(1,121)
• Net realized gain (loss) on investments	—	—	—	12,510	—	9,227	5,439
• Net change in unrealized appreciation or depreciation on investments	—	—	—	10,880	—	7,051	24,664
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	22,852	—	15,643	28,982
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	869	—	39	—
• Contract withdrawals and transfers to annuity reserves	—	—	—	(2,067)	—	(2,670)	(1,760)
• Contract transfers	—	—	—	(12,976)	—	(26,367)	(7,367)
	—	—	—	(14,174)	—	(28,998)	(9,127)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	(14,174)	—	(28,998)	(9,127)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	8,678	—	(13,355)	19,855
NET ASSETS AT DECEMBER 31, 2013	—	—	—	79,807	—	49,218	106,630
Changes From Operations:
• Net investment income (loss)	1,455	2,782	(43)	(368)	685	(607)	(1,402)
• Net realized gain (loss) on investments	3,221	1,411	(2)	15,284	(1)	1,944	18,219
• Net change in unrealized appreciation or depreciation on investments	(4,904)	(4,137)	461	(10,124)	(914)	2,898	(9,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(228)	56	416	4,792	(230)	4,235	7,660
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	219,683	60,468	16,148	—	35,895	52	7,500
• Contract withdrawals and transfers to annuity reserves	(4,453)	—	—	(2,086)	—	(4,240)	(1,043)
• Contract transfers	283,334	602	(252)	(2,018)	—	—	(20,726)
	498,564	61,070	15,896	(4,104)	35,895	(4,188)	(14,269)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	498,564	61,070	15,896	(4,104)	35,895	(4,188)	(14,269)
TOTAL INCREASE (DECREASE) IN NET ASSETS	498,336	61,126	16,312	688	35,665	47	(6,609)
NET ASSETS AT DECEMBER 31, 2014	$498,336	$61,126	$16,312	$80,495	$35,665	$49,265	$100,021

See accompanying notes.

	MFS VIT Growth Service Class Subaccount	MFS VIT Total Return Initial Class Subaccount	MFS VIT Total Return Service Class Subaccount	MFS VIT Utilities Initial Class Subaccount	MFS VIT Utilities Service Class Subaccount	MFS VIT II International Value Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$879,920	$554,747	$13,030,237	$414,566	$13,546,868	$—
Changes From Operations:
• Net investment income (loss)	(15,764)	2,201	(80,954)	3,935	54,822	—
• Net realized gain (loss) on investments	64,014	19,105	2,045,433	26,041	839,670	—
• Net change in unrealized appreciation or depreciation on investments	254,990	67,468	(635,961)	44,247	1,428,853	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	303,240	88,774	1,328,518	74,223	2,323,345	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	175,254	600	49,278	2,401	601,164	—
• Contract withdrawals and transfers to annuity reserves	(55,527)	(110,100)	(896,667)	(58,920)	(1,417,329)	—
• Contract transfers	(66,764)	(4,220)	(13,499,934)	(2,153)	(915,611)	—
	52,963	(113,720)	(14,347,323)	(58,672)	(1,731,776)	—
Annuity Reserves:
• Annuity Payments	—	—	(11,904)	—	(15,585)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	472	—	(1,805)	—
	—	—	(11,432)	—	(17,390)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,963	(113,720)	(14,358,755)	(58,672)	(1,749,166)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	356,203	(24,946)	(13,030,237)	15,551	574,179	—
NET ASSETS AT DECEMBER 31, 2013	1,236,123	529,801	—	430,117	14,121,047	—
Changes From Operations:
• Net investment income (loss)	(18,558)	1,554	—	2,511	37,020	(2)
• Net realized gain (loss) on investments	229,902	49,737	—	39,736	1,187,384	—
• Net change in unrealized appreciation or depreciation on investments	(141,767)	(16,733)	—	6,620	215,104	11
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,577	34,558	—	48,867	1,439,508	9
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	179,400	—	—	—	853,469	—
• Contract withdrawals and transfers to annuity reserves	(237,748)	(79,371)	—	(57,099)	(1,732,270)	—
• Contract transfers	(135,410)	(57,810)	—	(2,514)	154,300	2,766
	(193,758)	(137,181)	—	(59,613)	(724,501)	2,766
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(193,758)	(137,181)	—	(59,613)	(724,501)	2,766
TOTAL INCREASE (DECREASE) IN NET ASSETS	(124,181)	(102,623)	—	(10,746)	715,007	2,775
NET ASSETS AT DECEMBER 31, 2014	$1,111,942	$427,178	$—	$419,371	$14,836,054	$2,775

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	NB AMT Mid Cap Growth I Class Subaccount	NB AMT Mid Cap Intrinsic Value I Class Subaccount	Oppenheimer Global Fund/VA Service Class Subaccount	Oppenheimer International Growth Fund/VA Service Class Subaccount	Oppenheimer Main Street Small Cap Fund/VA Non-Service Class Subaccount	PIMCO VIT All Asset All Authority Advisor Class Subaccount	PIMCO VIT Commodity- RealReturn Strategy Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$3,177,639	$3,646,857	$223,096	$—	$—	$—	$3,332,645
Changes From Operations:
• Net investment income (loss)	(20,438)	(18,793)	618	—	—	—	3,312
• Net realized gain (loss) on investments	1,553,894	42,096	5,545	—	—	—	(92,688)
• Net change in unrealized appreciation or depreciation on investments	(1,104,363)	1,075,202	48,219	—	—	—	(535,565)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	429,093	1,098,505	54,382	—	—	—	(624,941)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,068	14,484	891	—	—	—	710,633
• Contract withdrawals and transfers to annuity reserves	(240,570)	(607,709)	(11,727)	—	—	—	(257,148)
• Contract transfers	(3,368,230)	(464,334)	(10,564)	—	—	—	335,803
	(3,606,732)	(1,057,559)	(21,400)	—	—	—	789,288
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,606,732)	(1,057,559)	(21,400)	—	—	—	789,288
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,177,639)	40,946	32,982	—	—	—	164,347
NET ASSETS AT DECEMBER 31, 2013	—	3,687,803	256,078	—	—	—	3,496,992
Changes From Operations:
• Net investment income (loss)	—	(22,137)	(75)	(114)	(37)	3,451	(46,823)
• Net realized gain (loss) on investments	—	268,116	15,877	(2)	31	—	(75,967)
• Net change in unrealized appreciation or depreciation on investments	—	142,038	(12,693)	(677)	1,248	(3,425)	(682,310)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	388,017	3,109	(793)	1,242	26	(805,100)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	85,983	6,818	29,482	12,510	100,011	629,387
• Contract withdrawals and transfers to annuity reserves	—	(624,626)	(7,111)	—	—	—	(180,229)
• Contract transfers	—	(184,395)	(8,450)	17,620	(559)	—	133,735
	—	(723,038)	(8,743)	47,102	11,951	100,011	582,893
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(723,038)	(8,743)	47,102	11,951	100,011	582,893
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(335,021)	(5,634)	46,309	13,193	100,037	(222,207)
NET ASSETS AT DECEMBER 31, 2014	$—	$3,352,782	$250,444	$46,309	$13,193	$100,037	$3,274,785

See accompanying notes.

	PIMCO VIT Emerging Markets Bond Advisor Class Subaccount	PIMCO VIT Unconstrained Bond Advisor Class Subaccount	Putnam VT Global Health Care Class IB Subaccount	Putnam VT Growth & Income Class IB Subaccount	Templeton Foreign VIP Class 4 Subaccount	Templeton Global Bond VIP Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$107,116	$13,047	$—	$12,980,353
Changes From Operations:
• Net investment income (loss)	—	—	(905)	(116)	—	374,848
• Net realized gain (loss) on investments	—	—	7,027	338	—	377,340
• Net change in unrealized appreciation or depreciation on investments	—	—	37,491	4,151	—	(775,410)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	43,613	4,373	—	(23,222)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	260	38	—	130,118
• Contract withdrawals and transfers to annuity reserves	—	—	(10,632)	(540)	—	(1,373,247)
• Contract transfers	—	—	34,252	9,363	—	(495,262)
	—	—	23,880	8,861	—	(1,738,391)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	23,880	8,861	—	(1,738,391)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	67,493	13,234	—	(1,761,613)
NET ASSETS AT DECEMBER 31, 2013	—	—	174,609	26,281	—	11,218,740
Changes From Operations:
• Net investment income (loss)	656	22	(2,810)	(308)	(78)	369,974
• Net realized gain (loss) on investments	1,455	—	26,448	460	1	100,846
• Net change in unrealized appreciation or depreciation on investments	(5,544)	(171)	20,795	1,874	(788)	(457,113)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,433)	(149)	44,433	2,026	(865)	13,707
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	76,757	56,674	408	58	33,547	603,991
• Contract withdrawals and transfers to annuity reserves	—	(7)	(30,892)	(1,084)	—	(1,278,595)
• Contract transfers	—	—	42,432	(498)	1,849	275,393
	76,757	56,667	11,948	(1,524)	35,396	(399,211)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	76,757	56,667	11,948	(1,524)	35,396	(399,211)
TOTAL INCREASE (DECREASE) IN NET ASSETS	73,324	56,518	56,381	502	34,531	(385,504)
NET ASSETS AT DECEMBER 31, 2014	$73,324	$56,518	$230,990	$26,783	$34,531	$10,833,236

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Templeton Global Bond VIP Class 4 Subaccount	Templeton Growth VIP Class 2 Subaccount	Transparent Value Directional Allocation VI Class II Subaccount	UIF Global Infrastructure Class II Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$3,433,882	$—	$—
Changes From Operations:
• Net investment income (loss)	—	34,690	—	—
• Net realized gain (loss) on investments	—	51,279	—	—
• Net change in unrealized appreciation or depreciation on investments	—	777,829	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	863,798	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	74,094	—	—
• Contract withdrawals and transfers to annuity reserves	—	(594,734)	—	—
• Contract transfers	—	(287,876)	—	—
	—	(808,516)	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(808,516)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	55,282	—	—
NET ASSETS AT DECEMBER 31, 2013	—	3,489,164	—	—
Changes From Operations:
• Net investment income (loss)	(55)	(10,299)	(3)	(45)
• Net realized gain (loss) on investments	(1)	94,559	—	(1)
• Net change in unrealized appreciation or depreciation on investments	(571)	(215,402)	(6)	(158)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(627)	(131,142)	(9)	(204)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	36,019	16,870	—	11,762
• Contract withdrawals and transfers to annuity reserves	—	(439,262)	—	—
• Contract transfers	2,094	(118,557)	3,953	718
	38,113	(540,949)	3,953	12,480
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	38,113	(540,949)	3,953	12,480
TOTAL INCREASE (DECREASE) IN NET ASSETS	37,486	(672,091)	3,944	12,276
NET ASSETS AT DECEMBER 31, 2014	$37,486	$2,817,073	$3,944	$12,276

See accompanying notes.

	Van Eck VIP Global Hard Assets Class S Subaccount	Virtus VIT Multi-Sector Fixed Income Class A Subaccount	Virtus VIT Premium AlphaSector Class A Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	—	—	—
• Net realized gain (loss) on investments	—	—	—
• Net change in unrealized appreciation or depreciation on investments	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—
• Contract withdrawals and transfers to annuity reserves	—	—	—
• Contract transfers	—	—	—
	—	—	—
Annuity Reserves:
• Annuity Payments	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—
	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—
Changes From Operations:
• Net investment income (loss)	(7)	726	(23)
• Net realized gain (loss) on investments	—	—	1,462
• Net change in unrealized appreciation or depreciation on investments	(51)	(1,348)	(1,438)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(58)	(622)	1
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,150	31,264	19,632
• Contract withdrawals and transfers to annuity reserves	(70)	—	—
• Contract transfers	—	—	—
	10,080	31,264	19,632
Annuity Reserves:
• Annuity Payments	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—
	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,080	31,264	19,632
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,022	30,642	19,633
NET ASSETS AT DECEMBER 31, 2014	$10,022	$30,642	$19,633

Lincoln New York Account N for Variable Annuities

Notes to financial statements

December 31, 2014

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of twenty-seven products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3	• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series
B-Share
• Lincoln ChoicePlus Assurance Series
C-Share
• Lincoln ChoicePlus Assurance Series
L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln Investor Advantage B Share
• Lincoln Investor Advantage C Share

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of three hundred sixty-three available mutual funds (the Funds) of thirty-five diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):

ABVPSF Global Thematic Growth Class A Portfolio**

ABVPSF Global Thematic Growth Class B Portfolio

ABVPSF Growth and Income Class A Portfolio**

ABVPSF Growth and Income Class B Portfolio**

ABVPSF International Value Class A Portfolio**

ABVPSF International Value Class B Portfolio**

ABVPSF Large Cap Growth Class B Portfolio

ABVPSF Small/Mid Cap Value Class A Portfolio**

ABVPSF Small/Mid Cap Value Class B Portfolio

ALPS Variable Investment Trust:

Alps|Alerian Energy Infrastructure Class I Portfolio**

Alps|Alerian Energy Infrastructure Class III Portfolio

Alps|Alerian Tactical Defensive Class I Portfolio**

Alps|Alerian Tactical Defensive Class III Portfolio

American Century Variable Portfolios, Inc. (American Century VP):

American Century VP Inflation Protection Class I Fund**

American Century VP Inflation Protection Class II Fund**

American Funds Insurance Series (American Funds):

American Funds Asset Allocation Class 1 Fund**

American Funds Asset Allocation Class 4 Fund

American Funds Blue Chip Income and Growth Class 1 Fund**

American Funds Blue Chip Income and Growth Class 4 Fund

American Funds Bond Class 1 Fund

American Funds Capital Income Builder Class 1 Fund**

American Funds Capital Income Builder Class 4 Fund

American Funds Global Balanced Class 1 Fund**

American Funds Global Bond Class 1 Fund

American Funds Global Growth Class 1 Fund**

American Funds Global Growth Class 2 Fund

American Funds Global Growth Class 4 Fund

American Funds Global Growth and Income Class 1 Fund

American Funds Global Small Capitalization Class 1 Fund

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds Global Small Capitalization Class 2 Fund

American Funds Global Small Capitalization Class 4 Fund

American Funds Growth Class 1 Fund

American Funds Growth Class 2 Fund

American Funds Growth Class 4 Fund

American Funds Growth-Income Class 1 Fund

American Funds Growth-Income Class 2 Fund

American Funds Growth-Income Class 4 Fund

American Funds High-Income Bond Class 1 Fund

American Funds International Class 1 Fund

American Funds International Class 2 Fund

American Funds International Class 4 Fund

American Funds International Growth and Income Class 1 Fund

American Funds Managed Risk Asset Allocation Class P1 Fund**

American Funds Managed Risk Asset Allocation Class P2 Fund

American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund**

American Funds Managed Risk Growth Class P1 Fund**

American Funds Managed Risk Growth-Income Class P1 Fund**

American Funds Managed Risk International Class P1 Fund**

American Funds Mortgage Class 1 Fund**

American Funds Mortgage Class 4 Fund

American Funds New World Class 1 Fund

American Funds New World Class 4 Fund

American Funds U.S. Government/AAA-Rated Securities Class 1 Fund**

BlackRock Variable Series Funds, Inc. (BlackRock):

BlackRock Global Allocation V.I. Class I Fund**

BlackRock Global Allocation V.I. Class III Fund

Delaware VIP Trust (Delaware VIP):

Delaware VIP Diversified Income Standard Class Series

Delaware VIP Diversified Income Service Class Series

Delaware VIP Emerging Markets Standard Class Series**

Delaware VIP Emerging Markets Service Class Series

Delaware VIP High Yield Standard Class Series

Delaware VIP High Yield Service Class Series

Delaware VIP Limited-Term Diversified Income Standard Class Series

Delaware VIP Limited-Term Diversified Income Service Class Series

Delaware VIP REIT Standard Class Series

Delaware VIP REIT Service Class Series

Delaware VIP Small Cap Value Standard Class Series

Delaware VIP Small Cap Value Service Class Series

Delaware VIP Smid Cap Growth Standard Class Series

Delaware VIP Smid Cap Growth Service Class Series

Delaware VIP U.S. Growth Standard Class Series**

Delaware VIP U.S. Growth Service Class Series

Delaware VIP Value Standard Class Series

Delaware VIP Value Service Class Series

Deutsche Variable Series II (Deutsche):

Deutsche Alternative Asset Allocation VIP Class A Portfolio**

Deutsche Alternative Asset Allocation VIP Class B Portfolio

Deutsche Investments VIT Funds (Deutsche):

Deutsche Equity 500 Index VIP Class A Portfolio

Deutsche Equity 500 Index VIP Class B Portfolio**

Deutsche Small Cap Index VIP Class A Portfolio

Deutsche Small Cap Index VIP Class B Portfolio**

Eaton Vance Variable Trust (Eaton Vance VT):

Eaton Vance VT Floating-Rate Income Fund Initial Class Fund

Eaton Vance VT Floating-Rate Income Fund Advisor Class Fund**

Fidelity Variable Insurance Products Fund (Fidelity VIP):

Fidelity VIP Contrafund Initial Class Portfolio**

Fidelity VIP Contrafund Service Class 2 Portfolio

Fidelity VIP Equity-Income Initial Class Portfolio**

Fidelity VIP Equity-Income Service Class 2 Portfolio**

Fidelity VIP Growth Initial Class Portfolio

Fidelity VIP Growth Service Class 2 Portfolio

Fidelity VIP Mid Cap Initial Class Portfolio**

Fidelity VIP Mid Cap Service Class 2 Portfolio

Fidelity VIP Overseas Initial Class Portfolio**

Fidelity VIP Overseas Service Class 2 Portfolio**

First Trust Variable Insurance Trust:

First Trust Multi Income Allocation Class I Portfolio

First Trust Multi Income Allocation Class II Portfolio**

First Trust/Dow Jones Dividend & Income Allocation Class I Portfolio

First Trust/Dow Jones Dividend & Income Allocation Class II Portfolio**

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Class 1 Fund**

Franklin Founding Funds Allocation VIP Class 4 Fund

Franklin Income VIP Class 1 Fund**

Franklin Income VIP Class 2 Fund

Franklin Income VIP Class 4 Fund

Franklin Mutual Shares VIP Class 1 Fund**

Franklin Mutual Shares VIP Class 2 Fund

Franklin Mutual Shares VIP Class 4 Fund

Franklin Rising Dividends VIP Class 1 Fund**

Franklin Rising Dividends VIP Class 4 Fund

Franklin Small Cap Value VIP Class 1 Fund**

Franklin Small Cap Value VIP Class 4 Fund

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Franklin Small-Mid Cap Growth VIP Class 1 Fund**

Franklin Small-Mid Cap Growth VIP Class 2 Fund**

Franklin Small-Mid Cap Growth VIP Class 4 Fund

Templeton Foreign VIP Class 1 Fund**

Templeton Foreign VIP Class 4 Fund

Templeton Global Bond VIP Class 1 Fund**

Templeton Global Bond VIP Class 2 Fund

Templeton Global Bond VIP Class 4 Fund

Templeton Growth VIP Class 2 Fund

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):

Goldman Sachs VIT Large Cap Value Service Class Fund

Goldman Sachs VIT Money Market Institutional Class Fund**

Goldman Sachs VIT Money Market Service Class Fund

Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class Fund

Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class Fund**

Goldman Sachs VIT Strategic Income Advisor Class Fund

Goldman Sachs VIT Strategic Income Institutional Class Fund**

Guggenheim Funds Rydex Variable Trust:

Guggenheim Long Short Equity Fund

Guggenheim Multi-Hedge Strategies Fund

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Class IA Fund**

Hartford Capital Appreciation HLS Class IC Fund

Hunting VA Funds:

Huntington VA Dividend Capture Fund

Invesco Variable Insurance Funds (Invesco V.I.):

Invesco V.I. American Franchise Series I Fund

Invesco V.I. American Franchise Series II Fund

Invesco V.I. Balanced-Risk Allocation Series I Fund**

Invesco V.I. Balanced-Risk Allocation Series II Fund

Invesco V.I. Comstock Series I Fund**

Invesco V.I. Comstock Series II Fund

Invesco V.I. Core Equity Series I Fund

Invesco V.I. Core Equity Series II Fund

Invesco V.I. Diversified Dividend Series I Fund**

Invesco V.I. Diversified Dividend Series II Fund

Invesco V.I. Equally-Weighted S&P 500 Series I Fund**

Invesco V.I. Equally-Weighted S&P 500 Series II Fund

Invesco V.I. Equity and Income Series I Fund**

Invesco V.I. Equity and Income Series II Fund**

Invesco V.I. International Growth Series I Fund

Invesco V.I. International Growth Series II Fund

Ivy Funds Variable Insurance Portfolios (Ivy Funds VIP):

Ivy Funds VIP Asset Strategy Class A Portfolio

Ivy Funds VIP Energy Class A Portfolio

Ivy Funds VIP High Income Class A Portfolio

Ivy Funds VIP Micro Cap Growth Class A Portfolio

Ivy Funds VIP Mid Cap Growth Class A Portfolio

Ivy Funds VIP Science and Technology Class A Portfolio

Janus Aspen Series:

Janus Aspen Balanced Service Class Portfolio

Janus Aspen Enterprise Service Class Portfolio

Janus Aspen Global Research Service Class Portfolio

JPMorgan Insurance Trust:

JPMIT Intrepid Mid Cap Class 1 Portfolio**

JPMIT Intrepid Mid Cap Class 2 Portfolio

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Class I Portfolio**

ClearBridge Variable Aggressive Growth Class II Portfolio

ClearBridge Variable Mid Cap Core Class I Portfolio**

ClearBridge Variable Mid Cap Core Class II Portfolio

Lincoln Variable Insurance Products Trust (LVIP)*:

LVIP American Balanced Allocation Standard Class Fund**

LVIP American Balanced Allocation Service Class Fund**

LVIP American Century VP Mid Cap Value RPM Standard Class Fund**

LVIP American Century VP Mid Cap Value RPM Service Class Fund

LVIP American Global Growth Service Class II Fund

LVIP American Global Small Capitalization Service Class II Fund

LVIP American Growth Allocation Standard Class Fund**

LVIP American Growth Allocation Service Class Fund

LVIP American Growth Service Class II Fund

LVIP American Growth-Income Service Class II Fund

LVIP American Income Allocation Standard Class Fund**

LVIP American International Service Class II Fund

LVIP American Preservation Standard Class Fund**

LVIP American Preservation Service Class Fund

LVIP AQR Enhanced Global Strategies Standard Class Fund**

LVIP AQR Enhanced Global Strategies Service Class Fund**

LVIP Baron Growth Opportunities Standard Class Fund**

LVIP Baron Growth Opportunities Service Class Fund

LVIP BlackRock Emerging Markets RPM Standard Class Fund**

LVIP BlackRock Emerging Markets RPM Service Class Fund

LVIP BlackRock Equity Dividend RPM Standard Class Fund**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Equity Dividend RPM Service Class Fund

LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund**

LVIP BlackRock Global Allocation V.I. RPM Service Class Fund

LVIP BlackRock Inflation Protected Bond Standard Class Fund**

LVIP BlackRock Inflation Protected Bond Service Class Fund

LVIP BlackRock Multi-Asset Income Standard Class Fund**

LVIP BlackRock Multi-Asset Income Service Class Fund

LVIP Capital Growth Standard Class Fund**

LVIP Capital Growth Service Class Fund

LVIP Clarion Global Real Estate Standard Class Fund**

LVIP Clarion Global Real Estate Service Class Fund

LVIP ClearBridge Variable Appreciation RPM Standard Class Fund**

LVIP ClearBridge Variable Appreciation RPM Service Class Fund

LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund**

LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund

LVIP Delaware Bond Standard Class Fund

LVIP Delaware Bond Service Class Fund

LVIP Delaware Diversified Floating Rate Standard Class Fund

LVIP Delaware Diversified Floating Rate Service Class Fund

LVIP Delaware Foundation Aggressive Allocation Standard Class Fund

LVIP Delaware Foundation Aggressive Allocation Service Class Fund

LVIP Delaware Foundation Conservative Allocation Standard Class Fund**

LVIP Delaware Foundation Conservative Allocation Service Class Fund**

LVIP Delaware Foundation Moderate Allocation Standard Class Fund**

LVIP Delaware Foundation Moderate Allocation Service Class Fund**

LVIP Delaware Growth and Income Standard Class Fund**

LVIP Delaware Growth and Income Service Class Fund

LVIP Delaware Social Awareness Standard Class Fund

LVIP Delaware Social Awareness Service Class Fund

LVIP Delaware Special Opportunities Standard Class Fund**

LVIP Delaware Special Opportunities Service Class Fund

LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund**

LVIP Dimensional Non-U.S. Equity RPM Service Class Fund

LVIP Dimensional U.S. Equity RPM Standard Class Fund**

LVIP Dimensional U.S. Equity RPM Service Class Fund

LVIP Dimensional/Vanguard Total Bond Standard Class Fund**

LVIP Dimensional/Vanguard Total Bond Service Class Fund

LVIP Franklin Mutual Shares RPM Standard Class Fund**

LVIP Franklin Mutual Shares RPM Service Class Fund

LVIP Franklin Templeton Multi-Asset Opportunities Standard Class Fund**

LVIP Franklin Templeton Multi-Asset Opportunities Service Class Fund**

LVIP Global Income Standard Class Fund**

LVIP Global Income Service Class Fund

LVIP Goldman Sachs Income Builder Standard Class Fund**

LVIP Goldman Sachs Income Builder Service Class Fund**

LVIP Invesco Diversified Equity Income RPM Standard Class Fund**

LVIP Invesco Diversified Equity Income RPM Service Class Fund

LVIP Invesco V.I. Comstock RPM Standard Class Fund**

LVIP Invesco V.I. Comstock RPM Service Class Fund

LVIP JPMorgan High Yield Standard Class Fund**

LVIP JPMorgan High Yield Service Class Fund

LVIP JPMorgan Mid Cap Value RPM Standard Class Fund

LVIP JPMorgan Mid Cap Value RPM Service Class Fund

LVIP Managed Risk American Balanced Allocation Standard Class Fund**

LVIP Managed Risk American Balanced Allocation Service Class Fund

LVIP Managed Risk American Growth Allocation Standard Class Fund**

LVIP Managed Risk American Growth Allocation Service Class Fund

LVIP Managed Risk Profile 2010 Service Class Fund

LVIP Managed Risk Profile 2020 Service Class Fund

LVIP Managed Risk Profile 2030 Service Class Fund

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Managed Risk Profile 2040 Service Class Fund

LVIP Managed Risk Profile Conservative Standard Class Fund

LVIP Managed Risk Profile Conservative Service Class Fund

LVIP Managed Risk Profile Growth Standard Class Fund**

LVIP Managed Risk Profile Growth Service Class Fund

LVIP Managed Risk Profile Moderate Standard Class Fund**

LVIP Managed Risk Profile Moderate Service Class Fund

LVIP MFS International Growth Standard Class Fund**

LVIP MFS International Growth Service Class Fund

LVIP MFS International Growth RPM Standard Class Fund**

LVIP MFS International Growth RPM Service Class Fund

LVIP MFS Value Standard Class Fund**

LVIP MFS Value Service Class Fund

LVIP Mid-Cap Value Standard Class Fund**

LVIP Mid-Cap Value Service Class Fund

LVIP Mondrian International Value Standard Class Fund

LVIP Mondrian International Value Service Class Fund

LVIP Money Market Standard Class Fund

LVIP Money Market Service Class Fund

LVIP Multi-Manager Global Equity RPM Standard Class Fund**

LVIP Multi-Manager Global Equity RPM Service Class Fund

LVIP PIMCO Low Duration Bond Standard Class Fund**

LVIP PIMCO Low Duration Bond Service Class Fund

LVIP SSgA Bond Index Standard Class Fund**

LVIP SSgA Bond Index Service Class Fund

LVIP SSgA Conservative Index Allocation Standard Class Fund**

LVIP SSgA Conservative Index Allocation Service Class Fund

LVIP SSgA Conservative Structured Allocation Standard Class Fund**

LVIP SSgA Conservative Structured Allocation Service Class Fund

LVIP SSgA Developed International 150 Standard Class Fund**

LVIP SSgA Developed International 150 Service Class Fund

LVIP SSgA Emerging Markets 100 Standard Class Fund**

LVIP SSgA Emerging Markets 100 Service Class Fund

LVIP SSgA Global Tactical Allocation RPM Standard Class Fund**

LVIP SSgA Global Tactical Allocation RPM Service Class Fund

LVIP SSgA International Index Standard Class Fund**

LVIP SSgA International Index Service Class Fund

LVIP SSgA International RPM Standard Class Fund**

LVIP SSgA International RPM Service Class Fund

LVIP SSgA Large Cap 100 Standard Class Fund**

LVIP SSgA Large Cap 100 Service Class Fund

LVIP SSgA Large Cap RPM Standard Class Fund**

LVIP SSgA Large Cap RPM Service Class Fund

LVIP SSgA Moderate Index Allocation Standard Class Fund**

LVIP SSgA Moderate Index Allocation Service Class Fund

LVIP SSgA Moderate Structured Allocation Standard Class Fund**

LVIP SSgA Moderate Structured Allocation Service Class Fund

LVIP SSgA Moderately Aggressive Index Allocation Standard Class Fund**

LVIP SSgA Moderately Aggressive Index Allocation Service Class Fund

LVIP SSgA Moderately Aggressive Structured Allocation Standard Class Fund**

LVIP SSgA Moderately Aggressive Structured Allocation Service Class Fund

LVIP SSgA S&P 500 Index Standard Class Fund

LVIP SSgA S&P 500 Index Service Class Fund

LVIP SSgA Small-Cap Index Standard Class Fund**

LVIP SSgA Small-Cap Index Service Class Fund

LVIP SSgA Small-Cap RPM Standard Class Fund

LVIP SSgA Small-Cap RPM Service Class Fund

LVIP SSgA Small-Mid Cap 200 Standard Class Fund

LVIP SSgA Small-Mid Cap 200 Service Class Fund

LVIP T. Rowe Price Growth Stock Standard Class Fund**

LVIP T. Rowe Price Growth Stock Service Class Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund

LVIP Templeton Growth RPM Standard Class Fund**

LVIP Templeton Growth RPM Service Class Fund

LVIP UBS Large Cap Growth RPM Standard Class Fund

LVIP UBS Large Cap Growth RPM Service Class Fund

LVIP Vanguard Domestic Equity ETF Standard Class Fund**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Vanguard Domestic Equity ETF Service Class Fund

LVIP Vanguard International Equity ETF Standard Class Fund**

LVIP Vanguard International Equity ETF Service Class Fund

LVIP VIP Contrafund RPM Standard Class Fund**

LVIP VIP Contrafund RPM Service Class Fund

LVIP VIP Mid Cap RPM Standard Class Fund**

LVIP VIP Mid Cap RPM Service Class Fund

Lord Abbett Securities Trust (Lord Abbett):

Lord Abbett Series Fund Bond Debenture Class VC Portfolio

Lord Abbett Series Fund Developing Growth Class VC Portfolio

Lord Abbett Series Fund Fundamental Equity Class VC Portfolio

Lord Abbett Series Fund Short Duration Income Class VC Portfolio

MFS Variable Insurance Trust (MFS VIT):

MFS VIT Core Equity Service Class Series

MFS VIT Growth Initial Class Series

MFS VIT Growth Service Class Series

MFS VIT Total Return Initial Class Series

MFS VIT Total Return Service Class Series**

MFS VIT Utilities Initial Class Series

MFS VIT Utilities Service Class Series

MFS Variable Insurance Trust II (MFS VIT II):

MFS VIT II International Value Initial Class Series**

MFS VIT II International Value Service Class Series

Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):

Morgan Stanley UIF Capital Growth Class II Portfolio**

Neuberger Berman Advisers Management Trust (NB AMT):

NB AMT Mid Cap Growth I Class Portfolio**

NB AMT Mid Cap Intrinsic Value I Class Portfolio

Oppenheimer Variable Account Funds (Oppenheimer):

Oppenheimer Global Fund/VA Service Class

Oppenheimer International Growth Fund/VA Non-Service Class**

Oppenheimer International Growth Fund/VA Service Class

Oppenheimer Main Street Small Cap Fund/VA Non-Service Class

Oppenheimer Main Street Small Cap Fund/VA Service Class**

PIMCO Variable Insurance Trust (PIMCO VIT):

PIMCO VIT All Asset All Authority Advisor Class Portfolio

PIMCO VIT All Asset All Authority Institutional Class Portfolio**

PIMCO VIT CommodityRealReturn Strategy Administrative Class Portfolio**

PIMCO VIT CommodityRealReturn Strategy Advisor Class Portfolio

PIMCO VIT CommodityRealReturn Strategy Institutional Class Portfolio**

PIMCO VIT Emerging Markets Bond Advisor Class Portfolio

PIMCO VIT Emerging Markets Bond Institutional Class Portfolio**

PIMCO VIT Unconstrained Bond Advisor Class Portfolio

PIMCO VIT Unconstrained Bond Institutional Class Portfolio**

Putnam Variable Trust (Putnam VT):

Putnam VT Absolute Return 500 Class IA Fund**

Putnam VT Absolute Return 500 Class IB Fund**

Putnam VT Global Health Care Class IB Fund

Putnam VT Growth & Income Class IB Fund

SEI Insurance Products Trust (SIPT):

SIPT VP Market Growth Strategy Class II Fund**

SIPT VP Market Growth Strategy Class III Fund**

SIPT VP Market Plus Strategy Class II Fund**

SIPT VP Market Plus Strategy Class III Fund**

Transparent Value Trust:

Transparent Value Directional Allocation VI Class I Portfolio**

Transparent Value Directional Allocation VI Class II Portfolio

The Universal Institutional Funds, Inc. (UIF):

UIF Global Infrastructure Class I Portfolio**

UIF Global Infrastructure Class II Portfolio

Van Eck VIP Trust:

Van Eck VIP Global Hard Assets Class S Fund

Van Eck VIP Global Hard Assets Initial Class Fund**

Virtus Variable Insurance Trust (Virtus VIT):

Virtus VIT Multi-Sector Fixed Income Class A Series

Virtus VIT Multi-Sector Fixed Income Class I Series**

Virtus VIT Premium AlphaSector Class A Series

Virtus VIT Premium AlphaSector Class I Series**

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2014

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2014. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASU 2013-08, Amendments to the Scope, Measurement, and Disclosure Requirements (Topic 946, Investment Companies) provides accounting guidance for assessing whether an entity is an investment company; considering the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946. The adoption of this ASU did not have an effect on our financial condition and results of operations

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, or 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, or 5%.

Investment Fund Changes: During 2013, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2013, the 2013 statements of changes in net assets and total

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2013:

American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund	LVIP MFS International Growth RPM Service Class Fund
American Funds Managed Risk Growth Class P1 Fund	LVIP SSgA Large Cap RPM Standard Class Fund
American Funds Managed Risk Growth-Income Class P1 Fund	LVIP SSgA Large Cap RPM Service Class Fund
American Funds Managed Risk International Class P1 Fund	LVIP SSgA Small-Cap RPM Standard Class Fund
LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund	LVIP SSgA Small-Cap RPM Service Class Fund
LVIP BlackRock Global Allocation V.I. RPM Service Class Fund	LVIP VIP Contrafund RPM Standard Class Fund
LVIP MFS International Growth RPM Standard Class Fund	LVIP VIP Contrafund RPM Service Class Fund

Also during 2013, the following funds changed their names:

Previous Fund Name	New Fund Name
American Funds Protected Asset Allocation Class P1 Fund	American Funds Managed Risk Asset Allocation Class P1 Fund
American Funds Protected Asset Allocation Class P2 Fund	American Funds Managed Risk Asset Allocation Class P2 Fund
Invesco Van Kampen V.I. American Franchise Series I Fund	Invesco V.I. American Franchise Series I Fund
Invesco Van Kampen V.I. American Franchise Series II Fund	Invesco V.I. American Franchise Series II Fund
Janus Aspen Series Worldwide Service Class Portfolio	Janus Aspen Series Global Research Service Class Portfolio
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund	LVIP BlackRock Emerging Markets RPM Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Service Class Fund	LVIP BlackRock Emerging Markets RPM Service Class Fund
LVIP Dimensional Non-U.S. Equity Standard Class Fund	LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
LVIP Dimensional Non-U.S. Equity Service Class Fund	LVIP Dimensional Non-U.S. Equity RPM Service Class Fund
LVIP Dimensional U.S. Equity Standard Class Fund	LVIP Dimensional U.S. Equity RPM Standard Class Fund
LVIP Dimensional U.S. Equity Service Class Fund	LVIP Dimensional U.S. Equity RPM Service Class Fund
LVIP Protected Profile 2010 Standard Class Fund	LVIP Managed Risk Profile 2010 Service Class Fund
LVIP Protected Profile 2020 Standard Class Fund	LVIP Managed Risk Profile 2020 Service Class Fund
LVIP Protected Profile 2030 Standard Class Fund	LVIP Managed Risk Profile 2030 Service Class Fund
LVIP Protected Profile 2040 Standard Class Fund	LVIP Managed Risk Profile 2040 Service Class Fund
LVIP Managed American Balanced Allocation Standard Class Fund**	LVIP Managed American Balanced Allocation Standard Class Fund**
LVIP Managed American Growth Allocation Standard Class Fund**	LVIP Managed American Growth Allocation Standard Class Fund**
LVIP Protected Profile Conservative Standard Class Fund	LVIP Managed Risk Profile Conservative Standard Class Fund
LVIP Protected Profile Conservative Service Class Fund	LVIP Managed Risk Profile Conservative Service Class Fund
LVIP Protected Profile Growth Standard Class Fund	LVIP Managed Risk Profile Growth Standard Class Fund
LVIP Protected Profile Growth Service Class Fund	LVIP Managed Risk Profile Growth Service Class Fund
LVIP Protected Profile Moderate Standard Class Fund	LVIP Managed Risk Profile Moderate Standard Class Fund
LVIP Protected Profile Moderate Service Class Fund	LVIP Managed Risk Profile Moderate Service Class Fund
Oppenheimer Global Securities Service Class Fund/VA	Oppenheimer Global Fund/VA Service Class

During 2013, the American Funds Global Discovery Class 1 Fund merged into the American Funds Global Growth Class 1 Fund.

During 2014, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2014, the 2014 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2014:

Alps|Alerian Energy Infrastructure Class I Portfolio	LVIP American Century VP Mid Cap Value RPM Service Class Fund
Alps|Alerian Energy Infrastructure Class III Portfolio	LVIP American Growth Allocation Service Class Fund
Alps|Alerian Tactical Defensive Class I Portfolio	LVIP AQR Enhanced Global Strategies Standard Class Fund
Alps|Alerian Tactical Defensive Class III Portfolio	LVIP AQR Enhanced Global Strategies Service Class Fund
American Funds Asset Allocation Class 4 Fund	LVIP BlackRock Multi-Asset Income Standard Class Fund
American Funds Blue Chip Income and Growth Class 4 Fund	LVIP BlackRock Multi-Asset Income Service Class Fund
American Funds Capital Income Builder Class 1 Fund	LVIP ClearBridge Variable Appreciation RPM Standard Class Fund
American Funds Capital Income Builder Class 4 Fund	LVIP ClearBridge Variable Appreciation RPM Service Class Fund
American Funds Global Growth Class 4 Fund	LVIP Franklin Mutual Shares RPM Standard Class Fund
American Funds Global Small Capitalization Class 4 Fund	LVIP Franklin Mutual Shares RPM Service Class Fund
American Funds Growth Class 4 Fund	LVIP Franklin Templeton Multi-Asset Opportunities Standard Class Fund
American Funds Growth-Income Class 4 Fund	LVIP Franklin Templeton Multi-Asset Opportunities Service Class Fund
American Funds International Class 4 Fund	LVIP Goldman Sachs Income Builder Standard Class Fund
American Funds Mortgage Class 4 Fund	LVIP Goldman Sachs Income Builder Service Class Fund
American Funds New World Class 4 Fund	LVIP Invesco Diversified Equity Income RPM Standard Class Fund
ClearBridge Variable Aggressive Growth Class I Portfolio	LVIP Invesco Diversified Equity Income RPM Service Class Fund
ClearBridge Variable Aggressive Growth Class II Portfolio	LVIP Invesco V.I. Comstock RPM Standard Class Fund

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

ClearBridge Variable Mid Cap Core Class I Portfolio	LVIP Invesco V.I. Comstock RPM Service Class Fund
ClearBridge Variable Mid Cap Core Class II Portfolio	LVIP Managed Risk American Balanced Allocation Service Class Fund
Eaton Vance VT Floating-Rate Income Fund Initial Class Fund	LVIP Managed Risk American Growth Allocation Service Class Fund
Eaton Vance VT Floating-Rate Income Fund Advisor Class Fund	LVIP Multi-Manager Global Equity RPM Standard Class Fund
First Trust Multi Income Allocation Class I Portfolio	LVIP Multi-Manager Global Equity RPM Service Class Fund
First Trust Multi Income Allocation Class II Portfolio	LVIP PIMCO Low Duration Bond Standard Class Fund
First Trust/Dow Jones Dividend & Income Allocation Class I Portfolio	LVIP PIMCO Low Duration Bond Service Class Fund
First Trust/Dow Jones Dividend & Income Allocation Class II Portfolio	LVIP SSgA International RPM Standard Class Fund
Franklin Founding Funds Allocation VIP Class 1 Fund	LVIP SSgA International RPM Service Class Fund
Franklin Founding Funds Allocation VIP Class 4 Fund	LVIP VIP Mid Cap RPM Standard Class Fund
Franklin Income VIP Class 4 Fund	LVIP VIP Mid Cap RPM Service Class Fund
Franklin Mutual Shares VIP Class 4 Fund	Lord Abbett Series Fund Bond Debenture Class VC Portfolio
Franklin Rising Dividends VIP Class 1 Fund	Lord Abbett Series Fund Developing Growth Class VC Portfolio
Franklin Rising Dividends VIP Class 4 Fund	Lord Abbett Series Fund Short Duration Income Class VC Portfolio
Franklin Small Cap Value VIP Class 1 Fund	MFS VIT II International Value Initial Class Series
Franklin Small Cap Value VIP Class 4 Fund	MFS VIT II International Value Service Class Series
Franklin Small-Mid Cap Growth VIP Class 4 Fund	Oppenheimer International Growth Fund/VA Non-Service Class
Goldman Sachs VIT Money Market Institutional Class Fund	Oppenheimer International Growth Fund/VA Service Class
Goldman Sachs VIT Money Market Service Class Fund	Oppenheimer Main Street Small Cap Fund/VA Non-Service Class
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class Fund	Oppenheimer Main Street Small Cap Fund/VA Service Class
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class Fund	PIMCO VIT All Asset All Authority Advisor Class Portfolio
Goldman Sachs VIT Strategic Income Advisor Class Fund	PIMCO VIT All Asset All Authority Institutional Class Portfolio
Goldman Sachs VIT Strategic Income Institutional Class Fund	PIMCO VIT CommodityRealReturn Strategy Institutional Class Portfolio
Guggenheim Long Short Equity Fund	PIMCO VIT Emerging Markets Bond Advisor Class Portfolio
Guggenheim Multi-Hedge Strategies Fund	PIMCO VIT Emerging Markets Bond Institutional Class Portfolio
Hartford Capital Appreciation HLS Class IA Fund	PIMCO VIT Unconstrained Bond Advisor Class Portfolio
Hartford Capital Appreciation HLS Class IC Fund	PIMCO VIT Unconstrained Bond Institutional Class Portfolio
Invesco V.I. Balanced-Risk Allocation Series I Fund	Putnam VT Absolute Return 500 Class IA Fund
Invesco V.I. Balanced-Risk Allocation Series II Fund	Putnam VT Absolute Return 500 Class IB Fund
Invesco V.I. Comstock Series I Fund	SIPT VP Market Growth Strategy Class II Fund
Invesco V.I. Comstock Series II Fund	SIPT VP Market Growth Strategy Class III Fund
Invesco V.I. Diversified Dividend Series I Fund	SIPT VP Market Plus Strategy Class II Fund
Invesco V.I. Diversified Dividend Series II Fund	SIPT VP Market Plus Strategy Class III Fund
Invesco V.I. Equally-Weighted S&P 500 Series I Fund	Templeton Foreign VIP Class 1 Fund
Invesco V.I. Equally-Weighted S&P 500 Series II Fund	Templeton Foreign VIP Class 4 Fund
Invesco V.I. Equity and Income Series I Fund	Templeton Global Bond VIP Class 1 Fund
Invesco V.I. Equity and Income Series II Fund	Templeton Global Bond VIP Class 4 Fund
Ivy Funds VIP Asset Strategy Class A Portfolio	Transparent Value Directional Allocation VI Class I Portfolio
Ivy Funds VIP Energy Class A Portfolio	Transparent Value Directional Allocation VI Class II Portfolio
Ivy Funds VIP High Income Class A Portfolio	UIF Global Infrastructure Class I Portfolio
Ivy Funds VIP Micro Cap Growth Class A Portfolio	UIF Global Infrastructure Class II Portfolio
Ivy Funds VIP Mid Cap Growth Class A Portfolio	Van Eck VIP Global Hard Assets Class S Fund
Ivy Funds VIP Science and Technology Class A Portfolio	Van Eck VIP Global Hard Assets Initial Class Fund
JPMIT Intrepid Mid Cap Class 1 Portfolio	Virtus VIT Multi-Sector Fixed Income Class A Series
JPMIT Intrepid Mid Cap Class 2 Portfolio	Virtus VIT Multi-Sector Fixed Income Class I Series
LVIP American Balanced Allocation Service Class Fund	Virtus VIT Premium AlphaSector Class A Series
LVIP American Century VP Mid Cap Value RPM Standard Class Fund	Virtus VIT Premium AlphaSector Class I Series

Also during 2014, the following funds changed their names:

Previous Fund Name	New Fund Name
FTVIPT Franklin Income Securities Class 1 Fund	Franklin Income VIP Class 1 Fund
FTVIPT Franklin Income Securities Class 2 Fund	Franklin Income VIP Class 2 Fund
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1 Fund	Franklin Small-Mid Cap Growth VIP Class 1 Fund
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund	Franklin Small-Mid Cap Growth VIP Class 2 Fund
FTVIPT Mutual Shares Securities Class 1 Fund**	Franklin Mutual Shares VIP Class 1 Fund
FTVIPT Mutual Shares Securities Class 2 Fund	Franklin Mutual Shares VIP Class 2 Fund
FTVIPT Templeton Global Bond Securities Class 2 Fund	Templeton Global Bond VIP Class 2 Fund
FTVIPT Templeton Growth Securities Class 2 Fund	Templeton Growth VIP Class 2 Fund

Also during 2014, the DWS Variable Series II (DWS) family of funds changed its name to the Deutsche Variable Series II (Deutsche) and the DWS Investments VIT Funds (DWS) family of funds changed its name to Deutsche Investments VIT Funds (Deutsche).

During 2014, the Huntington VA Balanced Fund ceased to be available as an investment option to Variable Account Contract owners.

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of each Fund's average daily net assets within the Variable Account. The rates are as follows for the twenty-one contract types:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis)

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis)

•  Lincoln ChoicePlus II at a daily rate of .0034247% to .0073973% (1.25% to 2.70% on an annual basis)

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0063014% (0.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis)

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0072603% (1.10% to 2.65% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0086301% (1.40% to 3.15% on an annual basis)

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis)

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (0.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C Share at a daily rate of .0026027% to .0045205% (0.95% to 1.65% on an annual basis).

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction will last for a period of two years. The fund replacements were as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
ABVPSF International Value Class B Portfolio	LVIP Mondrian International Value Service Class Fund	0.02%
American Century VP Inflation Protection Class II Fund	LVIP BlackRock Inflation Protected Bond Service Class Fund	0.06%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

Contract charges and surrender charges for the years ended December 31, 2014 and 2013, were $15,165,043 and $10,660,993, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2014 and 2013, sales charges amounted to $98,790 and $112,347, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2014, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ABVPSF Global Thematic Growth Class B
	2014		0.80%	2.80%	$4.96	$19.71	151,544	$2,039,647	1.91%	3.97%	0.00%
	2013		0.80%	2.80%	4.81	19.11	144,363	1,833,989	19.53%	21.95%	0.02%
	2012		0.80%	2.80%	3.98	15.79	149,736	1,523,201	10.11%	12.33%	0.00%
	2011		0.80%	2.80%	3.57	14.17	179,285	1,470,750	-25.53%	-24.38%	0.32%
	2010		1.25%	2.80%	4.74	18.80	161,329	1,698,177	15.31%	17.05%	2.08%
ABVPSF Growth and Income Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.17%
	2012		0.75%	2.90%	10.11	17.24	436,360	6,090,727	13.89%	16.37%	1.32%
	2011		0.75%	2.90%	8.84	14.94	536,919	6,478,091	3.14%	5.28%	1.11%
	2010		0.75%	2.80%	8.40	14.31	625,404	7,283,147	9.69%	11.95%	0.00%
ABVPSF International Value Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.15%
	2012		0.65%	2.90%	6.32	10.48	1,042,035	7,099,576	11.04%	13.46%	1.36%
	2011		0.65%	2.95%	5.69	9.26	1,140,746	6,923,014	-21.67%	-19.96%	4.02%
	2010		0.65%	2.80%	7.14	7.81	1,086,316	8,263,725	1.42%	3.62%	2.78%
ABVPSF Large Cap Growth Class B
	2014		1.40%	1.70%	9.64	22.48	34,472	452,466	11.92%	12.26%	0.00%
	2013		1.40%	1.70%	8.61	20.07	46,398	558,067	34.69%	35.10%	0.00%
	2012		1.40%	1.70%	6.39	14.88	59,389	554,120	14.17%	14.53%	0.03%
	2011		1.40%	1.70%	5.59	13.02	77,039	640,426	-4.90%	-4.62%	0.09%
	2010		1.40%	1.70%	5.88	13.68	86,073	758,632	7.98%	8.31%	0.26%
ABVPSF Small/Mid Cap Value Class B
	2014		0.65%	2.95%	17.50	37.31	419,636	10,691,210	5.78%	8.18%	0.45%
	2013		0.65%	2.95%	16.43	34.80	476,268	11,361,231	33.64%	36.74%	0.46%
	2012		0.65%	2.95%	12.06	25.69	412,122	7,271,360	15.08%	17.70%	0.29%
	2011		0.65%	2.90%	10.37	22.03	468,555	7,128,131	-10.93%	-9.21%	0.28%
	2010		0.65%	2.55%	11.45	24.50	517,546	9,003,067	23.41%	25.76%	0.27%
Alps|Alerian Energy Infrastructure Class III
	2014	8/27/14	1.10%	1.25%	10.26	10.27	2,553	26,214	-7.72%	-2.08%	0.20%
Alps|Stadion Tactical Defensive Class III
	2014	11/10/14	1.25%	1.25%	10.48	10.48	1,654	17,354	0.77%	0.77%	0.00%
American Century VP Inflation Protection Class II
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
	2012		0.75%	2.95%	12.24	14.58	1,699,722	23,319,212	4.37%	6.58%	2.39%
	2011		0.75%	2.85%	11.72	13.75	1,915,538	24,940,164	8.61%	10.91%	4.05%
	2010		0.75%	2.85%	10.82	12.46	2,050,930	24,348,757	2.20%	4.31%	1.65%
American Funds Asset Allocation Class 4
	2014	12/4/14	1.10%	1.10%	10.31	10.31	2,895	29,881	-0.78%	-0.78%	1.44%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Blue Chip Income and Growth Class 4
	2014	8/27/14	1.10%	1.10%	$10.92	$10.92	15,250	$166,485	3.28%	3.28%	1.05%
American Funds Bond Class 1
	2014	11/7/14	0.65%	0.65%	11.08	11.08	1,875	20,772	0.38%	0.38%	1.83%
American Funds Capital Income Builder Class 4
	2014	9/2/14	1.10%	1.10%	9.87	9.87	16,071	158,607	-2.68%	-2.68%	1.11%
American Funds Global Bond Class 1
	2014	4/14/14	0.65%	0.65%	10.45	10.45	611	6,389	-2.61%	-2.61%	2.60%
American Funds Global Growth Class 2
	2014		0.75%	2.95%	15.22	22.74	668,788	13,835,177	-0.66%	1.55%	1.14%
	2013		0.65%	2.95%	15.03	22.50	739,139	15,237,911	25.42%	28.34%	1.22%
	2012		0.65%	2.95%	12.18	17.64	854,882	13,954,665	19.00%	21.76%	0.84%
	2011		0.65%	2.95%	10.12	14.57	1,078,424	14,686,240	-11.45%	-9.47%	1.30%
	2010		0.65%	2.85%	11.20	16.19	1,148,727	17,543,478	8.66%	11.02%	1.51%
American Funds Global Growth Class 4
	2014	11/24/14	1.10%	1.25%	10.27	10.28	3,096	31,838	-1.89%	1.70%	0.84%
American Funds Global Growth and Income Class 1
	2014	11/7/14	0.65%	0.65%	13.79	13.79	2,631	36,305	0.85%	0.85%	3.25%
American Funds Global Small Capitalization Class 1
	2014	4/14/14	0.65%	0.65%	20.17	20.17	164	3,317	2.17%	2.17%	0.57%
American Funds Global Small Capitalization Class 2
	2014		0.65%	3.00%	13.32	35.13	495,088	10,829,947	-0.90%	1.46%	0.12%
	2013		0.65%	3.00%	13.18	34.95	564,393	12,580,733	24.68%	27.45%	0.87%
	2012		0.65%	2.85%	10.39	27.69	621,975	11,286,319	14.86%	17.41%	1.33%
	2011		0.65%	2.85%	8.95	23.81	692,771	11,248,051	-21.42%	-19.67%	1.30%
	2010		0.65%	2.85%	11.17	29.92	750,489	16,495,780	19.04%	21.62%	1.66%
American Funds Global Small Capitalization Class 4
	2014	11/10/14	1.10%	1.10%	10.09	10.09	345	3,486	0.90%	0.90%	0.06%
American Funds Growth Class 1
	2014	4/14/14	0.65%	0.65%	23.17	23.17	412	9,550	11.36%	11.36%	1.91%
American Funds Growth Class 2
	2014		0.65%	3.15%	14.17	28.69	3,093,198	67,575,915	5.14%	7.81%	0.74%
	2013		0.65%	3.15%	13.43	26.87	3,771,989	77,802,219	26.07%	29.26%	0.91%
	2012		0.65%	3.15%	10.54	20.98	4,375,203	70,844,749	14.35%	17.13%	0.77%
	2011		0.65%	3.05%	9.09	18.09	5,156,890	72,176,503	-6.97%	-4.90%	0.58%
	2010		0.65%	2.85%	9.66	19.20	6,193,558	93,251,626	15.41%	17.79%	0.73%
American Funds Growth Class 4
	2014	10/31/14	1.10%	1.25%	10.71	10.72	26,061	279,401	1.25%	2.43%	0.83%
American Funds Growth-Income Class 1
	2014	4/14/14	0.65%	0.65%	22.96	22.96	791	18,165	11.80%	11.80%	2.25%
American Funds Growth-Income Class 2
	2014		0.65%	3.15%	14.13	26.01	3,489,626	69,770,129	7.20%	9.92%	1.24%
	2013		0.65%	3.15%	13.13	23.89	4,098,387	75,688,415	29.36%	32.64%	1.32%
	2012		0.65%	3.15%	10.11	18.19	4,789,325	67,763,467	13.95%	16.72%	1.55%
	2011		0.65%	3.05%	9.00	15.73	5,583,881	69,009,673	-4.59%	-2.47%	1.48%
	2010		0.65%	2.85%	9.25	16.28	6,432,388	83,560,147	8.29%	10.70%	1.55%
American Funds Growth-Income Class 4
	2014	10/31/14	1.10%	1.25%	10.65	10.66	32,526	346,647	0.28%	0.49%	2.01%
American Funds High-Income Bond Class 1
	2014	4/14/14	0.65%	0.65%	11.59	11.59	417	4,832	-2.13%	-2.13%	9.04%
American Funds International Class 1
	2014	11/7/14	0.65%	0.65%	16.10	16.10	1,258	20,266	-1.11%	-1.11%	1.60%
American Funds International Class 2
	2014		0.65%	3.05%	10.74	26.76	1,533,452	28,907,158	-5.57%	-3.28%	1.30%
	2013		0.65%	3.05%	11.37	27.93	1,768,504	35,196,795	17.98%	20.85%	1.32%
	2012		0.65%	3.05%	9.64	23.34	2,014,810	34,001,937	14.37%	17.14%	1.41%
	2011		0.65%	3.05%	9.16	20.11	2,328,671	34,308,332	-16.39%	-14.61%	1.70%
	2010		0.75%	2.85%	10.75	23.75	2,478,687	44,063,816	4.27%	6.27%	2.05%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Class 4
	2014	11/3/14	1.10%	1.25%	$9.51	$9.52	26,251	$249,972	-3.65%	-1.93%	1.35%
American Funds International Growth and Income Class 1
	2014	4/14/14	0.65%	0.65%	11.66	11.66	403	4,706	-4.16%	-4.16%	5.25%
American Funds Managed Risk Asset Allocation Class P2
	2014	9/17/14	1.30%	1.55%	12.29	12.35	11,925	146,949	-0.49%	3.37%	0.08%
American Funds Mortgage Class 4
	2014	12/12/14	1.10%	1.10%	10.14	10.14	491	4,981	-0.44%	-0.44%	0.82%
American Funds New World Class 1
	2014	4/14/14	0.65%	0.65%	10.21	10.21	702	7,173	-6.64%	-6.64%	3.56%
American Funds New World Class 4
	2014	9/19/14	1.10%	1.25%	9.07	9.08	5,725	51,963	-9.99%	-2.77%	1.33%
BlackRock Global Allocation V.I. Class III
	2014		0.65%	2.95%	12.03	15.29	4,089,426	58,884,936	-1.03%	1.27%	2.27%
	2013		0.65%	2.95%	12.15	15.09	4,032,256	57,752,118	11.09%	13.67%	1.05%
	2012		0.65%	2.95%	10.93	13.28	4,188,108	53,306,946	6.77%	9.25%	1.63%
	2011		0.65%	2.95%	11.47	12.12	3,002,359	35,368,810	-6.35%	-4.36%	3.46%
	2010		0.75%	2.85%	12.31	12.64	1,106,687	13,806,109	7.00%	8.78%	2.17%
ClearBridge Variable Aggressive Growth Class II
	2014	9/19/14	1.10%	1.25%	11.14	11.15	3,962	44,147	0.58%	1.62%	0.00%
ClearBridge Variable Mid Cap Core Class II
	2014	6/16/14	1.10%	1.70%	10.54	10.58	66,068	697,171	1.86%	3.25%	0.16%
Delaware VIP Diversified Income Standard Class
	2014	4/14/14	0.65%	0.65%	14.70	14.70	897	13,192	1.74%	1.74%	0.47%
Delaware VIP Diversified Income Service Class
	2014		0.65%	3.20%	10.43	16.85	4,705,731	72,420,325	1.93%	4.30%	1.94%
	2013		0.65%	2.95%	10.22	16.25	3,899,835	58,071,063	-4.29%	-2.06%	2.13%
	2012		0.65%	3.00%	10.68	16.70	3,536,938	54,548,785	3.77%	6.18%	2.97%
	2011		0.65%	2.95%	10.89	15.82	3,337,234	49,236,875	3.17%	5.46%	3.86%
	2010		0.65%	2.85%	12.70	15.09	3,102,682	44,404,564	4.84%	7.06%	3.98%
Delaware VIP Emerging Markets Service Class
	2014		0.65%	3.00%	9.19	34.22	998,479	17,316,487	-10.98%	-8.95%	0.41%
	2013		0.75%	3.00%	10.29	37.92	1,002,371	19,406,908	6.67%	9.04%	1.50%
	2012		0.75%	2.95%	10.13	35.09	1,055,486	18,929,903	10.87%	13.33%	0.75%
	2011		0.75%	2.95%	9.04	31.24	1,039,810	16,687,302	-22.21%	-20.60%	1.57%
	2010		0.75%	2.80%	11.80	39.71	836,850	17,597,531	14.95%	17.33%	0.60%
Delaware VIP High Yield Standard Class
	2014		1.40%	2.35%	16.32	21.91	26,770	567,264	-2.60%	-1.67%	7.55%
	2013		1.40%	2.35%	16.76	22.28	37,992	826,165	6.68%	7.70%	6.82%
	2012		1.40%	2.35%	15.95	20.69	35,930	723,989	15.32%	16.19%	8.61%
	2011		1.40%	2.15%	13.83	17.81	36,910	654,742	0.20%	0.96%	8.35%
	2010		1.40%	2.15%	13.80	17.64	37,087	651,513	12.87%	13.72%	7.83%
Delaware VIP High Yield Service Class
	2014		0.75%	2.90%	12.28	26.85	511,722	10,616,688	-3.38%	-1.28%	6.57%
	2013		0.75%	2.90%	12.71	27.43	620,578	13,186,809	5.86%	8.16%	7.20%
	2012		0.75%	2.90%	12.01	25.58	691,486	13,827,142	14.00%	16.48%	8.70%
	2011		0.75%	2.90%	13.07	22.15	835,834	14,546,042	-0.50%	1.56%	8.12%
	2010		0.75%	2.80%	12.99	21.99	942,467	16,394,024	11.74%	14.05%	7.47%
Delaware VIP Limited-Term Diversified Income Standard Class
	2014	11/7/14	0.65%	0.65%	11.49	11.49	899	10,329	-0.03%	-0.03%	0.26%
Delaware VIP Limited-Term Diversified Income Service Class
	2014		0.65%	3.15%	9.21	12.20	3,591,910	40,806,990	-1.70%	0.79%	1.34%
	2013		0.65%	3.15%	9.37	12.11	2,717,810	30,854,743	-4.39%	-1.97%	1.27%
	2012		0.65%	3.15%	10.52	12.35	2,055,629	24,029,694	-0.36%	1.86%	1.43%
	2011		0.65%	2.85%	10.34	12.13	1,834,871	21,274,247	-0.32%	1.89%	1.60%
	2010		0.65%	2.85%	10.87	11.90	1,133,102	13,156,486	1.42%	3.62%	2.03%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP REIT Standard Class
	2014		1.40%	2.15%	$17.06	$41.06	16,109	$652,100	26.71%	27.66%	1.43%
	2013		1.40%	2.15%	13.46	32.16	22,644	720,354	-0.03%	0.72%	1.56%
	2012		1.40%	2.15%	13.46	31.93	24,486	773,381	14.45%	15.32%	1.59%
	2011		1.40%	2.15%	11.76	27.69	27,514	753,942	8.60%	9.42%	1.54%
	2010		1.40%	2.15%	10.83	25.31	31,541	790,420	24.29%	25.22%	2.78%
Delaware VIP REIT Service Class
	2014		0.75%	2.90%	13.40	36.44	573,464	13,772,309	25.43%	28.18%	1.13%
	2013		0.75%	2.90%	10.66	28.62	616,526	11,839,293	-0.99%	1.11%	1.31%
	2012		0.80%	2.90%	10.62	28.48	582,359	11,894,019	13.33%	15.68%	1.32%
	2011		0.80%	2.85%	11.15	24.77	613,499	11,310,658	7.67%	9.25%	1.31%
	2010		1.25%	2.70%	10.31	22.12	583,548	10,340,763	23.30%	25.04%	2.68%
Delaware VIP Small Cap Value Standard Class
	2014		1.40%	2.15%	18.67	39.98	18,297	720,826	3.61%	4.39%	0.54%
	2013		1.40%	2.15%	18.02	38.30	23,229	878,504	30.67%	31.65%	0.70%
	2012		1.40%	2.15%	13.79	29.09	24,902	715,276	11.48%	12.32%	0.61%
	2011		1.40%	2.15%	12.37	25.90	30,435	779,490	-3.43%	-2.70%	0.51%
	2010		1.40%	2.15%	12.81	26.62	34,047	896,644	29.46%	30.43%	0.64%
Delaware VIP Small Cap Value Service Class
	2014		0.65%	2.95%	15.82	38.23	799,511	20,289,792	2.55%	4.93%	0.34%
	2013		0.65%	2.95%	15.40	36.80	863,284	21,424,576	29.30%	32.18%	0.52%
	2012		0.75%	2.95%	11.89	28.09	989,770	19,164,473	10.39%	12.79%	0.35%
	2011		0.75%	2.90%	11.28	25.13	1,030,517	18,291,497	-4.36%	-2.33%	0.28%
	2010		0.75%	2.85%	11.62	25.96	938,813	18,102,120	28.28%	30.93%	0.46%
Delaware VIP Smid Cap Growth Standard Class
	2014		1.40%	1.40%	19.57	19.57	20,932	409,605	1.71%	1.71%	0.07%
	2013		1.40%	1.40%	19.24	19.24	26,133	502,756	39.36%	39.36%	0.02%
	2012		1.40%	2.35%	13.80	13.80	27,957	386,945	9.48%	9.48%	0.24%
	2011		1.40%	1.40%	12.61	12.61	32,387	408,382	6.63%	6.63%	0.98%
	2010	10/8/10	1.40%	1.40%	11.83	11.83	41,057	485,534	13.41%	13.41%	0.00%
Delaware VIP Smid Cap Growth Service Class
	2014		0.65%	3.00%	15.25	33.50	412,905	9,996,337	-0.17%	2.20%	0.00%
	2013		0.65%	3.00%	15.08	33.09	438,489	10,565,335	36.95%	39.50%	0.00%
	2012		1.05%	2.90%	10.87	23.85	483,625	8,149,892	7.65%	9.44%	0.01%
	2011		0.80%	2.95%	9.98	21.89	369,561	5,919,176	4.92%	6.66%	0.80%
	2010	10/8/10	1.15%	2.80%	9.41	20.62	414,054	6,424,434	12.98%	13.40%	0.00%
Delaware VIP U.S. Growth Service Class
	2014		0.65%	2.90%	16.49	24.48	325,792	6,374,780	9.27%	11.76%	0.02%
	2013		0.65%	2.90%	15.06	22.12	320,730	5,670,605	30.60%	33.57%	0.12%
	2012		0.65%	2.90%	11.51	16.72	392,592	5,217,313	12.64%	15.20%	0.00%
	2011		0.65%	2.95%	10.48	14.65	303,313	3,581,425	5.01%	6.81%	0.05%
	2010		0.65%	2.35%	9.97	13.85	208,823	2,445,380	10.90%	12.84%	0.00%
Delaware VIP Value Standard Class
	2014		1.40%	2.35%	17.55	23.79	3,751	85,241	11.35%	12.41%	1.87%
	2013		1.40%	2.35%	21.16	21.16	5,414	110,877	31.84%	31.84%	1.93%
	2012		1.40%	1.40%	16.05	16.05	9,134	146,636	13.14%	13.14%	2.21%
	2011		1.40%	1.40%	14.19	14.19	14,451	205,051	8.01%	8.01%	2.00%
	2010		1.40%	1.40%	13.14	13.14	14,051	184,583	14.02%	14.02%	2.87%
Delaware VIP Value Service Class
	2014		0.75%	2.90%	14.77	28.09	495,224	10,779,313	10.45%	12.84%	1.47%
	2013		0.75%	2.95%	13.35	25.11	555,826	10,809,131	29.50%	32.31%	1.57%
	2012		0.80%	2.95%	11.39	19.13	592,198	8,892,453	11.11%	13.52%	2.08%
	2011		0.80%	2.95%	10.07	16.98	611,529	8,361,391	6.24%	8.01%	1.67%
	2010		1.15%	2.80%	9.32	15.80	592,966	7,602,371	12.14%	14.01%	2.22%
Deutsche Alternative Asset Allocation VIP Class B
	2014		0.80%	2.95%	10.53	13.44	283,418	3,702,367	0.24%	2.41%	1.57%
	2013		0.80%	2.95%	10.50	13.17	237,298	3,044,746	-2.18%	-0.40%	1.49%
	2012		1.15%	2.95%	10.73	13.17	220,010	2,841,818	6.18%	8.01%	3.14%
	2011		1.25%	2.95%	11.71	12.20	166,944	2,001,584	-5.79%	-4.32%	1.48%
	2010		1.25%	2.80%	12.67	12.75	303,424	3,839,499	10.31%	10.76%	0.41%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Deutsche Equity 500 Index VIP Class A
	2014		1.25%	2.40%	$14.10	$25.00	79,175	$1,643,625	10.76%	11.98%	1.94%
	2013		1.25%	2.35%	12.64	22.40	95,662	1,836,928	28.86%	30.29%	2.07%
	2012		1.25%	2.60%	9.74	17.25	144,606	1,994,170	12.73%	14.26%	1.85%
	2011		1.25%	2.60%	8.56	15.15	180,809	2,159,617	-0.53%	0.57%	1.70%
	2010		1.25%	2.35%	8.54	15.12	200,440	2,341,674	12.04%	13.28%	1.98%
Deutsche Equity 500 Index VIP Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.59%
	2012		1.25%	2.75%	10.26	15.77	142,803	2,055,418	12.29%	13.99%	1.57%
	2011		1.25%	2.75%	9.89	13.84	191,715	2,459,260	-1.01%	0.24%	1.47%
	2010		1.25%	2.50%	9.96	13.83	238,458	3,086,837	11.69%	13.09%	1.71%
Deutsche Small Cap Index VIP Class A
	2014		1.25%	1.85%	27.08	32.21	13,744	407,046	2.98%	3.44%	0.97%
	2013		1.25%	2.35%	16.65	31.24	16,731	477,482	35.40%	36.92%	1.74%
	2012		1.25%	2.35%	12.30	22.90	22,473	471,052	13.56%	14.81%	0.99%
	2011		1.25%	2.35%	10.83	20.02	30,046	553,928	-6.64%	-5.60%	0.90%
	2010		1.25%	2.35%	11.60	21.28	30,668	592,306	23.47%	24.82%	0.97%
Deutsche Small Cap Index VIP Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
	2012		1.25%	2.55%	11.88	19.44	80,565	1,370,785	12.96%	14.44%	0.64%
	2011		1.25%	2.55%	10.52	17.00	97,646	1,468,329	-6.98%	-5.76%	0.61%
	2010		1.25%	2.55%	11.79	18.06	119,903	1,946,989	23.43%	24.54%	0.64%
Eaton Vance VT Floating-Rate Income Fund Initial Class
	2014	11/24/14	1.10%	1.10%	9.91	9.91	500	4,956	-0.95%	-0.95%	0.34%
Fidelity VIP Contrafund Service Class 2
	2014		0.65%	3.15%	15.03	28.16	2,152,326	47,060,692	8.30%	10.93%	0.73%
	2013		0.65%	3.05%	13.83	25.54	2,413,992	48,323,888	27.02%	30.10%	0.81%
	2012		0.65%	3.05%	11.27	19.75	2,735,039	42,635,414	12.66%	15.39%	1.11%
	2011		0.65%	3.05%	9.95	17.22	2,896,162	39,661,867	-5.52%	-3.41%	0.81%
	2010		0.65%	2.85%	10.32	17.94	2,771,410	40,250,191	13.64%	16.17%	1.05%
Fidelity VIP Equity-Income Initial Class
	2012		1.40%	1.40%	13.78	13.78	36,795	507,118	15.68%	15.68%	3.01%
	2011		1.40%	2.35%	9.76	11.91	46,745	555,101	-1.38%	-0.43%	2.49%
	2010		1.40%	2.35%	9.90	11.97	49,458	589,945	12.48%	13.55%	1.65%
Fidelity VIP Equity-Income Service Class 2
	2012		1.25%	2.80%	10.51	17.12	107,592	1,694,468	13.82%	15.60%	2.78%
	2011		1.25%	2.80%	9.21	14.86	122,060	1,677,157	-1.83%	-0.60%	2.10%
	2010		1.25%	2.50%	9.38	15.00	147,513	2,043,346	12.08%	13.49%	1.54%
Fidelity VIP Growth Initial Class
	2014		1.40%	1.40%	12.84	12.84	18,354	235,647	9.75%	9.75%	0.19%
	2013		1.40%	1.40%	11.70	11.70	18,433	215,636	34.44%	34.44%	0.29%
	2012		1.40%	1.40%	8.70	8.70	19,404	168,843	13.10%	13.10%	0.49%
	2011		1.40%	1.40%	7.69	7.69	25,067	192,865	-1.19%	-1.19%	0.35%
	2010		1.40%	1.40%	7.79	7.79	27,910	217,326	22.45%	22.45%	0.26%
Fidelity VIP Growth Service Class 2
	2014		0.75%	2.90%	10.64	23.84	498,360	8,279,601	7.84%	10.18%	0.00%
	2013		0.75%	2.90%	9.74	21.82	455,627	7,020,458	32.11%	34.98%	0.05%
	2012		0.75%	2.90%	7.28	16.30	363,473	4,484,156	11.36%	13.54%	0.40%
	2011		0.75%	2.70%	6.47	14.48	305,798	3,317,526	-2.55%	-0.78%	0.14%
	2010		0.75%	2.55%	6.58	14.72	274,884	3,089,942	20.87%	22.93%	0.03%
Fidelity VIP Mid Cap Service Class 2
	2014		0.65%	3.05%	13.41	21.44	1,720,529	35,144,155	2.85%	5.34%	0.02%
	2013		0.65%	3.05%	13.04	20.47	1,842,450	36,101,128	31.80%	34.99%	0.28%
	2012		0.65%	3.05%	9.89	15.26	1,943,130	28,477,247	11.12%	13.82%	0.40%
	2011		0.65%	3.05%	10.80	13.49	1,793,158	23,363,282	-13.32%	-11.43%	0.02%
	2010		0.65%	2.80%	12.22	15.32	1,492,380	22,285,551	25.02%	27.61%	0.13%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity VIP Overseas Initial Class
	2012		1.40%	1.40%	$10.68	$10.68	7,260	$77,573	19.07%	19.07%	1.92%
	2011		1.40%	1.40%	8.97	8.97	8,754	78,555	-18.32%	-18.32%	1.36%
	2010		1.40%	1.40%	10.99	10.99	9,204	101,129	11.55%	11.55%	1.39%
Fidelity VIP Overseas Service Class 2
	2012		1.15%	2.60%	9.31	18.72	226,595	3,389,951	17.29%	19.00%	1.66%
	2011		1.15%	2.60%	7.86	15.75	256,401	3,216,234	-19.38%	-18.29%	1.00%
	2010		1.15%	2.50%	9.67	19.36	258,604	4,156,534	10.05%	11.54%	1.14%
First Trust Multi Income Allocation Class I
	2014	11/10/14	1.10%	1.10%	10.33	10.33	581	6,011	0.20%	0.20%	0.65%
First Trust/Dow Jones Dividend & Income Allocation Class I
	2014	12/5/14	1.10%	1.10%	10.61	10.61	22,435	238,031	0.24%	0.24%	0.00%
Franklin Founding Funds Allocation VIP Class 4
	2014	12/5/14	1.10%	1.10%	9.73	9.73	24,490	238,196	-1.39%	-1.39%	0.00%
Franklin Income VIP Class 2
	2014		0.65%	3.15%	12.33	16.70	2,191,663	32,883,928	1.37%	3.94%	4.92%
	2013		0.65%	3.15%	12.16	16.44	2,023,784	29,468,648	10.41%	13.20%	6.21%
	2012		0.65%	3.15%	12.08	14.86	2,061,739	26,804,173	9.38%	11.92%	6.74%
	2011		0.65%	2.95%	11.03	12.07	2,116,041	24,843,072	-0.49%	1.72%	5.75%
	2010		0.65%	2.85%	10.97	11.93	2,212,406	25,815,263	9.51%	11.95%	6.44%
Franklin Income VIP Class 4
	2014	9/2/14	1.10%	1.25%	9.74	9.75	31,516	307,069	-4.85%	1.10%	0.00%
Franklin Mutual Shares VIP Class 2
	2014		0.65%	2.95%	12.35	17.94	1,441,057	20,190,849	4.01%	6.43%	1.96%
	2013		0.65%	2.95%	11.85	17.25	1,673,204	22,234,982	24.53%	27.43%	2.06%
	2012		0.65%	2.95%	9.50	12.03	1,927,560	20,275,509	10.98%	13.50%	2.05%
	2011		0.65%	2.95%	8.78	10.61	2,052,964	19,162,940	-3.78%	-1.68%	2.40%
	2010		0.65%	2.80%	9.02	9.80	1,887,560	18,048,001	8.13%	10.47%	1.63%
Franklin Mutual Shares VIP Class 4
	2014	10/1/14	1.10%	1.25%	10.15	10.16	837	8,511	1.88%	2.06%	0.00%
Franklin Rising Dividends VIP Class 4
	2014	10/17/14	1.10%	1.25%	10.54	10.55	6,113	64,505	1.25%	9.29%	0.00%
Franklin Small Cap Value VIP Class 4
	2014	11/3/14	1.10%	1.25%	9.84	9.85	930	9,158	0.50%	1.51%	0.00%
Franklin Small-Mid Cap Growth VIP Class 2
	2012		0.65%	2.95%	8.59	21.19	462,448	6,820,932	7.79%	10.14%	0.00%
	2011		0.65%	2.80%	7.88	19.42	567,271	7,748,218	-7.46%	-5.45%	0.00%
	2010		0.65%	2.80%	8.42	20.74	629,793	9,300,368	24.10%	26.80%	0.00%
Franklin Small-Mid Cap Growth VIP Class 4
	2014	8/27/14	1.10%	1.10%	10.72	10.72	1,845	19,794	0.25%	0.25%	0.00%
Goldman Sachs VIT Large Cap Value Service Class
	2014		0.65%	2.45%	17.49	21.56	80,613	1,626,329	9.89%	11.88%	1.10%
	2013		0.65%	2.45%	15.66	19.27	93,563	1,687,114	30.04%	32.07%	0.93%
	2012		0.65%	2.20%	11.87	14.59	110,212	1,512,678	16.24%	18.05%	1.10%
	2011		0.65%	2.20%	10.07	12.36	125,830	1,468,542	-9.29%	-7.87%	1.31%
	2010		0.65%	2.20%	13.13	13.39	64,486	857,331	9.08%	10.06%	1.30%
Goldman Sachs VIT Money Market Service Class
	2014	11/24/14	1.10%	1.25%	9.92	9.93	56,303	558,597	-0.11%	-0.10%	0.00%
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class
	2014	11/10/14	1.10%	1.25%	9.75	9.76	11,670	113,859	-1.03%	1.09%	3.92%
Goldman Sachs VIT Strategic Income Advisor Class
	2014	10/17/14	1.10%	1.25%	9.81	9.82	2,264	22,242	-0.56%	0.79%	2.54%
Guggenheim Long Short Equity
	2014	10/17/14	1.10%	1.10%	10.51	10.51	11,719	123,160	9.27%	9.27%	0.00%
Guggenheim Multi-Hedge Strategies
	2014	9/2/14	1.10%	1.25%	10.36	10.37	2,942	30,503	2.56%	3.65%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Hartford Capital Appreciation HLS Class IC
	2014	11/10/14	1.10%	1.25%	$10.42	$10.43	4,225	$44,067	-1.71%	0.24%	1.02%
Huntington VA Balanced
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.14%
	2013		1.40%	1.40%	11.89	11.89	427	5,093	13.56%	13.56%	1.96%
	2012	1/9/12	1.40%	1.40%	10.47	10.47	455	4,778	7.07%	7.07%	1.65%
Huntington VA Dividend Capture
	2014		1.40%	1.40%	13.87	13.87	3,546	49,184	8.63%	8.63%	5.12%
	2013		1.40%	1.40%	12.77	12.77	3,661	46,736	18.30%	18.30%	3.06%
	2012	1/23/12	1.40%	1.40%	10.79	10.79	3,879	41,864	5.81%	5.81%	4.95%
Invesco V.I. American Franchise Series I
	2014		1.40%	2.60%	6.18	17.05	16,049	133,550	5.66%	6.93%	0.04%
	2013		1.40%	2.60%	5.79	16.05	22,782	170,235	36.54%	38.19%	0.43%
	2012	4/27/12	1.40%	2.60%	4.20	11.70	24,460	133,782	-4.20%	-3.42%	0.00%
Invesco V.I. American Franchise Series II
	2014		1.40%	1.70%	13.79	14.36	1,589	21,955	6.35%	6.71%	0.00%
	2013		1.40%	1.70%	12.97	13.46	1,866	24,296	37.45%	37.87%	0.16%
	2012	4/27/12	1.40%	1.70%	9.44	13.09	5,736	59,052	-3.80%	-3.60%	0.00%
Invesco V.I. Balanced-Risk Allocation Series II
	2014	12/19/14	1.10%	1.10%	10.18	10.18	9,836	100,141	0.13%	0.13%	0.00%
Invesco V.I. Capital Appreciation Series I
	2011		1.40%	2.60%	3.79	10.61	27,990	137,286	-9.83%	-9.19%	0.15%
	2010		1.40%	2.10%	4.19	4.86	36,269	177,636	13.60%	13.88%	0.78%
Invesco V.I. Capital Appreciation Series II
	2011		1.40%	1.70%	8.55	11.85	6,580	60,748	-9.66%	-9.39%	0.00%
	2010		1.40%	1.70%	9.47	13.11	6,814	69,484	13.27%	13.61%	0.54%
Invesco V.I. Comstock Series II
	2014	9/19/14	1.25%	1.25%	10.52	10.52	861	9,058	-0.71%	-0.71%	1.08%
Invesco V.I. Core Equity Series I
	2014		1.40%	1.65%	11.17	12.23	14,988	181,629	6.38%	6.64%	0.83%
	2013		1.40%	1.65%	10.50	11.47	19,672	222,136	27.14%	27.45%	1.29%
	2012		1.40%	1.65%	8.26	9.00	25,187	224,007	12.02%	12.30%	0.81%
	2011		1.40%	1.65%	7.38	8.02	48,973	382,029	-1.70%	-1.45%	0.95%
	2010		1.40%	1.65%	7.50	8.13	52,914	419,992	7.76%	8.03%	0.94%
Invesco V.I. Core Equity Series II
	2014		1.40%	1.40%	17.31	17.31	99	1,712	6.30%	6.30%	0.71%
	2013		1.40%	1.40%	16.29	16.29	99	1,608	27.15%	27.15%	0.93%
	2012		1.40%	1.60%	12.81	16.78	731	10,565	11.82%	12.04%	0.92%
	2011		1.40%	1.60%	11.43	15.01	629	8,279	-1.88%	-1.68%	0.83%
	2010		1.40%	1.60%	11.63	15.30	666	9,230	7.53%	7.74%	0.45%
Invesco V.I. Diversified Dividend Series II
	2014	11/10/14	1.10%	1.25%	10.56	10.57	1,538	16,235	-1.62%	1.72%	0.00%
Invesco V.I. Equally-Weighted S&P 500 Series II
	2014	11/25/14	1.10%	1.25%	10.83	10.84	3,999	43,356	-0.01%	2.35%	0.00%
Invesco V.I. International Growth Series I
	2014		1.40%	1.40%	15.47	15.47	4,413	68,279	-1.06%	-1.06%	1.55%
	2013		1.40%	1.40%	15.64	15.64	5,363	83,862	17.36%	17.36%	1.31%
	2012		1.40%	1.40%	13.33	13.33	8,988	119,769	13.93%	13.93%	1.48%
	2011		1.40%	1.40%	11.70	11.70	9,374	109,643	-8.04%	-8.04%	1.54%
	2010		1.40%	1.40%	12.72	12.72	9,649	122,723	11.30%	11.30%	2.33%
Invesco V.I. International Growth Series II
	2014		1.10%	1.90%	23.47	27.41	13,318	203,297	-1.55%	-1.30%	1.52%
	2013		1.40%	1.65%	23.78	27.83	2,433	60,278	16.78%	17.07%	1.06%
	2012		1.40%	1.70%	19.63	23.82	2,935	61,999	13.32%	13.66%	0.71%
	2011		1.40%	1.70%	17.32	21.00	10,202	199,478	-8.56%	-8.29%	1.16%
	2010		1.40%	1.70%	18.95	22.94	10,304	219,863	10.71%	11.04%	1.81%
Ivy Funds VIP Asset Strategy Class A
	2014	9/2/14	1.10%	1.25%	9.74	9.75	24,810	241,818	-4.40%	0.66%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy Funds VIP Energy Class A
	2014	12/4/14	1.10%	1.10%	$8.11	$8.11	299	$2,428	-1.95%	-1.95%	0.00%
Ivy Funds VIP High Income Class A
	2014	9/19/14	1.10%	1.25%	9.74	9.75	2,411	23,490	-3.14%	-1.90%	0.00%
Ivy Funds VIP Micro Cap Growth Class A
	2014	8/27/14	1.10%	1.10%	10.62	10.62	493	5,248	4.58%	4.58%	0.00%
Ivy Funds VIP Mid Cap Growth Class A
	2014	10/17/14	1.10%	1.10%	10.68	10.68	1,469	15,704	9.99%	9.99%	0.00%
Ivy Funds VIP Science and Technology Class A
	2014	11/17/14	1.10%	1.10%	10.49	10.49	3,902	40,961	2.21%	2.21%	0.00%
Janus Aspen Balanced Service Class
	2014		1.35%	1.70%	21.85	22.93	37,872	845,988	6.41%	6.78%	1.54%
	2013		1.35%	1.70%	20.53	21.52	42,585	894,479	17.78%	18.20%	1.34%
	2012		1.35%	1.70%	17.43	18.26	37,595	668,214	11.46%	11.86%	2.53%
	2011		1.35%	1.70%	15.64	16.36	39,014	622,262	-0.35%	-0.01%	2.16%
	2010		1.35%	1.70%	15.70	16.40	40,823	653,622	6.30%	6.67%	2.46%
Janus Aspen Enterprise Service Class
	2014		1.25%	1.70%	28.54	36.76	12,587	428,513	10.35%	10.85%	0.04%
	2013		1.25%	1.70%	25.87	33.28	16,497	496,809	29.81%	30.40%	0.37%
	2012		1.25%	1.70%	19.93	25.61	18,234	419,296	15.02%	15.54%	0.00%
	2011		1.25%	1.70%	17.32	22.25	27,036	542,131	-3.31%	-2.87%	0.00%
	2010		1.25%	1.70%	17.92	22.99	31,864	663,530	23.41%	23.96%	0.00%
Janus Aspen Global Research Service Class
	2014		1.50%	1.50%	18.28	18.28	587	10,726	5.59%	5.59%	0.87%
	2013		1.40%	1.50%	14.72	17.31	757	12,648	26.17%	26.32%	1.24%
	2012		1.40%	1.50%	11.66	13.72	723	9,644	18.08%	18.19%	0.78%
	2011		1.40%	1.60%	9.86	11.85	984	11,247	-15.36%	-15.18%	0.44%
	2010		1.40%	1.60%	13.71	14.00	1,495	20,304	13.69%	13.86%	0.46%
JPMIT Intrepid Mid Cap Class 2
	2014	9/19/14	1.10%	1.25%	11.05	11.06	2,101	23,227	4.58%	9.27%	0.00%
LVIP American Century VP Mid Cap Value RPM Service Class
	2014	1/14/14	0.65%	3.20%	11.02	11.30	366,483	4,101,889	-0.10%	15.68%	0.68%
LVIP American Global Growth Service Class II
	2014		1.25%	2.75%	15.19	17.11	211,060	3,540,970	-0.89%	0.60%	0.97%
	2013		1.25%	2.75%	15.31	17.01	172,937	2,898,684	25.20%	27.09%	0.93%
	2012		1.25%	2.75%	12.22	13.38	152,239	2,014,038	18.86%	20.59%	0.99%
	2011		1.25%	2.70%	10.99	11.09	127,945	1,409,213	-10.97%	-10.43%	0.09%
	2010	11/29/10	1.30%	1.90%	12.34	12.38	10,447	129,265	1.13%	5.76%	0.00%
LVIP American Global Small Capitalization Service Class II
	2014		0.65%	2.95%	13.87	15.03	218,443	3,217,157	-1.27%	0.53%	0.00%
	2013		1.15%	2.95%	14.04	14.95	187,872	2,763,850	24.07%	26.33%	0.22%
	2012		1.15%	2.95%	11.39	11.84	216,047	2,527,942	14.62%	16.40%	1.04%
	2011		1.15%	2.70%	10.06	10.15	138,964	1,404,041	-21.00%	-20.52%	0.90%
	2010	11/23/10	1.30%	1.90%	12.73	12.77	5,921	75,551	1.82%	5.45%	0.00%
LVIP American Growth Allocation Service Class
	2014	10/13/14	1.10%	1.10%	10.18	10.18	3,934	40,059	4.52%	4.52%	2.08%
LVIP American Growth Service Class II
	2014		0.65%	2.95%	16.78	18.67	674,468	12,319,618	4.99%	6.79%	1.01%
	2013		1.25%	2.95%	15.97	17.48	612,680	10,509,554	25.89%	28.05%	0.62%
	2012		1.25%	2.95%	12.68	13.65	569,028	7,657,989	14.04%	15.99%	0.24%
	2011		1.25%	2.95%	11.65	11.76	331,443	3,874,337	-6.47%	-5.91%	0.06%
	2010	11/19/10	1.30%	1.90%	12.46	12.50	31,890	397,998	1.80%	6.38%	0.00%
LVIP American Growth-Income Service Class II
	2014		1.15%	2.95%	17.31	19.54	621,665	11,837,974	7.06%	9.00%	1.17%
	2013		1.15%	2.95%	16.16	17.86	553,749	9,708,284	29.16%	31.37%	1.05%
	2012		1.25%	2.95%	12.50	13.60	562,218	7,534,156	13.64%	15.59%	1.29%
	2011		1.25%	2.95%	11.65	11.76	323,320	3,771,189	-4.07%	-3.50%	0.12%
	2010	11/22/10	1.30%	1.90%	12.14	12.18	30,537	371,435	0.85%	4.53%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American International Service Class II
	2014		0.65%	2.95%	$11.86	$13.87	469,790	$6,350,177	-5.82%	-4.11%	0.88%
	2013		1.15%	2.95%	12.59	14.47	425,647	6,030,101	17.63%	19.77%	1.08%
	2012		1.15%	2.95%	10.70	12.05	369,188	4,395,794	14.10%	16.00%	2.55%
	2011		1.25%	2.90%	10.29	10.38	269,042	2,773,266	-15.94%	-15.43%	0.10%
	2010	12/2/10	1.30%	1.90%	12.24	12.27	10,767	132,078	1.02%	1.95%	0.00%
LVIP American Preservation Service Class
	2014	10/17/14	1.10%	1.10%	9.82	9.82	514	5,044	-0.74%	-0.74%	0.74%
LVIP Baron Growth Opportunities Service Class
	2014		0.65%	3.15%	16.68	24.23	620,313	11,414,048	1.75%	4.10%	0.18%
	2013		0.75%	3.00%	16.37	23.81	681,270	12,168,517	36.00%	39.02%	0.42%
	2012		0.75%	2.95%	12.02	17.51	700,349	9,051,967	14.81%	17.36%	1.18%
	2011		0.75%	2.95%	10.49	11.44	714,612	7,950,911	1.15%	3.25%	0.00%
	2010		0.75%	2.80%	10.37	11.14	672,638	7,321,779	22.90%	25.44%	0.00%
LVIP BlackRock Emerging Markets RPM Service Class
	2014		0.65%	3.00%	8.97	9.47	1,251,391	11,576,499	-7.89%	-5.75%	1.26%
	2013		0.65%	2.95%	9.87	9.97	539,760	5,355,254	-9.90%	-9.27%	1.12%
	2012	10/22/12	1.25%	1.95%	10.96	10.99	12,282	134,782	2.45%	8.80%	1.09%
LVIP BlackRock Equity Dividend RPM Service Class
	2014		0.65%	3.20%	10.92	17.19	2,484,291	31,879,531	-0.03%	2.56%	1.54%
	2013		0.65%	3.20%	10.88	17.16	1,314,429	16,643,886	14.49%	17.04%	2.36%
	2012		0.75%	2.95%	9.97	14.98	235,730	2,562,320	13.30%	15.82%	0.52%
	2011		0.75%	2.95%	8.79	9.73	149,732	1,417,960	-5.50%	-3.54%	0.80%
	2010		0.75%	2.80%	9.30	10.14	127,314	1,255,952	14.39%	16.30%	0.72%
LVIP BlackRock Global Allocation V.I. RPM Service Class
	2014		0.65%	3.00%	9.96	10.35	5,180,741	52,753,941	-3.45%	-1.20%	1.02%
	2013	5/21/13	0.65%	2.95%	10.32	10.47	1,663,764	17,326,637	1.52%	7.64%	0.00%
LVIP BlackRock Inflation Protected Bond Service Class
	2014		0.59%	3.14%	9.74	11.07	4,799,283	50,577,908	-0.21%	2.21%	0.98%
	2013		0.59%	2.99%	9.76	10.77	4,339,205	45,202,832	-11.32%	-9.30%	0.33%
	2012		0.80%	3.05%	11.01	11.87	1,861,065	21,594,482	3.05%	5.40%	0.00%
	2011		0.80%	3.05%	10.94	11.17	1,085,655	12,052,355	9.01%	10.43%	3.08%
	2010	11/18/10	1.30%	2.60%	10.04	10.12	114,500	1,156,079	-2.28%	1.08%	0.91%
LVIP BlackRock Multi-Asset Income Service Class
	2014	11/10/14	1.10%	1.25%	9.82	9.83	11,892	116,896	-1.43%	-0.24%	8.17%
LVIP Capital Growth Service Class
	2014		0.65%	2.95%	13.40	20.27	218,468	3,412,497	7.86%	10.37%	0.00%
	2013		0.65%	2.95%	12.38	16.65	228,616	3,268,512	32.17%	34.79%	0.00%
	2012		0.65%	2.60%	9.36	12.37	275,180	2,885,053	15.71%	18.00%	0.00%
	2011		0.65%	2.60%	8.11	10.50	255,031	2,256,322	-11.53%	-9.83%	0.00%
	2010		0.65%	2.55%	9.17	9.82	182,917	1,759,064	15.68%	17.92%	0.00%
LVIP Clarion Global Real Estate Service Class
	2014		0.65%	2.90%	8.32	15.04	813,739	7,431,129	10.35%	12.86%	2.24%
	2013		0.65%	2.95%	7.53	16.89	857,804	7,000,258	0.05%	2.22%	0.00%
	2012		0.80%	2.95%	7.52	16.89	830,354	6,683,552	20.78%	23.40%	0.00%
	2011		0.80%	2.95%	6.22	6.79	866,351	5,694,866	-11.42%	-9.71%	0.00%
	2010		0.90%	2.80%	7.02	7.52	730,226	5,337,719	14.42%	16.61%	0.00%
LVIP ClearBridge Variable Appreciation RPM Service Class
	2014	1/15/14	0.65%	2.75%	10.31	10.53	317,205	3,307,204	-1.04%	7.63%	1.98%
LVIP Columbia Small-Mid Cap Growth RPM Service Class
	2014		0.65%	3.00%	9.57	16.28	1,645,635	17,297,401	-10.24%	-8.16%	0.00%
	2013		0.65%	3.20%	10.64	18.14	782,239	9,021,083	20.90%	23.10%	0.00%
	2012		1.15%	2.95%	8.77	15.00	213,107	1,988,901	3.12%	5.00%	0.00%
	2011		1.15%	2.95%	8.49	9.18	203,299	1,816,660	-10.42%	-8.88%	0.00%
	2010		1.15%	2.85%	9.50	10.08	150,691	1,480,721	23.43%	25.49%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Bond Standard Class
	2014		1.25%	2.80%	$10.53	$20.71	369,501	$6,417,694	3.05%	4.66%	1.86%
	2013		1.25%	2.80%	10.21	19.81	445,926	7,449,743	-5.01%	-3.52%	1.62%
	2012		1.25%	2.80%	12.69	20.57	551,257	9,582,267	3.66%	5.28%	1.85%
	2011		1.25%	2.80%	12.49	19.57	671,512	11,251,111	4.82%	6.30%	3.30%
	2010		1.25%	2.65%	11.91	18.43	790,437	12,528,566	5.65%	7.14%	3.17%
LVIP Delaware Bond Service Class
	2014		0.65%	3.20%	10.20	14.83	6,564,624	90,414,662	2.28%	4.92%	1.84%
	2013		0.65%	3.20%	9.97	14.24	5,780,850	76,508,696	-5.71%	-3.28%	1.55%
	2012		0.65%	3.20%	10.60	14.82	5,124,573	71,002,783	3.15%	5.55%	1.77%
	2011		0.65%	2.95%	10.98	14.14	4,320,019	57,660,438	4.30%	6.56%	3.20%
	2010		0.65%	2.80%	11.62	13.36	3,666,301	46,866,116	5.13%	7.42%	2.95%
LVIP Delaware Diversified Floating Rate Standard Class
	2014	4/14/14	0.65%	0.65%	10.39	10.39	785	8,153	-0.60%	-0.60%	2.38%
LVIP Delaware Diversified Floating Rate Service Class
	2014		0.65%	3.15%	9.21	10.27	4,076,978	39,966,977	-2.60%	-0.29%	1.29%
	2013		0.65%	3.20%	9.46	10.24	2,930,373	29,081,441	-2.46%	-0.30%	0.82%
	2012		0.80%	3.00%	9.77	10.27	856,206	8,590,907	0.99%	3.13%	1.38%
	2011		0.80%	2.90%	9.68	9.88	538,092	5,281,610	-2.99%	-1.77%	2.35%
	2010	11/23/10	1.30%	2.55%	9.98	10.06	79,582	798,262	-0.05%	0.03%	0.44%
LVIP Delaware Foundation Aggressive Allocation Standard Class
	2014		1.25%	2.45%	14.23	21.01	15,838	313,480	1.82%	3.05%	2.31%
	2013		1.25%	2.45%	13.97	20.46	16,455	316,720	17.33%	18.74%	1.54%
	2012		1.25%	2.45%	11.91	17.29	17,313	280,943	10.56%	11.88%	1.77%
	2011		1.25%	2.45%	10.77	15.51	19,339	280,500	-4.40%	-3.24%	1.96%
	2010		1.25%	2.45%	11.27	16.08	24,404	368,235	9.77%	11.09%	2.54%
LVIP Delaware Foundation Aggressive Allocation Service Class
	2014		1.30%	2.80%	13.43	19.43	126,952	2,178,546	1.20%	2.73%	2.02%
	2013		1.25%	2.80%	13.27	18.93	141,001	2,372,460	16.63%	18.45%	1.25%
	2012		1.25%	2.80%	11.38	15.92	167,410	2,403,603	9.89%	11.61%	1.41%
	2011		1.25%	2.80%	10.35	14.28	211,759	2,709,839	-4.97%	-3.49%	1.76%
	2010		1.25%	2.85%	10.87	14.88	264,021	3,524,951	9.05%	10.81%	2.47%
LVIP Delaware Growth and Income Service Class
	2014		0.75%	2.55%	15.10	17.02	101,503	1,671,060	9.94%	11.94%	1.57%
	2013		0.75%	2.55%	13.74	15.29	124,697	1,849,904	29.46%	31.81%	1.37%
	2012		0.75%	2.55%	10.61	11.67	142,592	1,619,569	12.03%	14.06%	0.68%
	2011		0.75%	2.55%	9.32	10.28	180,122	1,810,353	-1.70%	0.09%	0.79%
	2010		0.75%	2.55%	9.32	10.33	149,036	1,509,371	9.71%	11.70%	0.68%
LVIP Delaware Social Awareness Standard Class
	2014		1.25%	2.60%	16.93	28.79	20,170	509,932	12.24%	13.77%	1.40%
	2013		1.25%	2.60%	15.08	25.40	26,933	603,333	32.21%	34.00%	1.19%
	2012		1.25%	2.60%	11.41	19.02	40,461	699,016	12.32%	13.85%	0.74%
	2011		1.25%	2.60%	13.92	16.76	47,269	720,749	-1.45%	-0.61%	0.74%
	2010		1.25%	2.10%	14.07	16.93	52,379	815,938	9.69%	10.18%	0.59%
LVIP Delaware Social Awareness Service Class
	2014		1.05%	2.90%	16.04	25.76	189,490	4,039,159	11.52%	13.60%	1.19%
	2013		1.05%	2.90%	14.12	22.75	191,475	3,684,457	31.35%	33.80%	0.97%
	2012		1.05%	2.90%	11.18	17.05	177,317	2,600,910	11.60%	13.45%	0.40%
	2011		0.75%	2.90%	9.43	15.05	178,709	2,336,775	-2.24%	-0.46%	0.42%
	2010		0.75%	2.55%	9.47	15.21	162,869	2,248,485	8.60%	10.35%	0.25%
LVIP Delaware Special Opportunities Service Class
	2014		0.80%	2.85%	12.28	17.65	235,216	3,136,234	4.24%	6.40%	0.92%
	2013		0.80%	2.85%	11.78	16.59	265,206	3,351,313	29.57%	32.26%	0.70%
	2012		0.80%	2.85%	9.10	12.54	320,240	3,096,513	11.31%	13.62%	0.49%
	2011		0.80%	2.95%	8.28	8.80	232,336	2,001,697	-7.91%	-6.71%	0.00%
	2010		1.25%	2.55%	9.19	9.43	141,879	1,310,134	27.66%	28.56%	0.39%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional Non-U.S. Equity RPM Service Class
	2014		1.10%	3.20%	$9.37	$10.11	1,116,741	$11,019,703	-10.64%	-8.75%	2.43%
	2013		1.10%	3.20%	10.56	11.08	385,203	4,200,347	11.50%	13.58%	2.66%
	2012		1.10%	2.95%	9.53	9.76	174,360	1,684,193	15.49%	17.18%	2.80%
	2011	6/8/11	1.10%	2.55%	8.25	8.33	64,951	539,196	-18.01%	6.23%	0.14%
LVIP Dimensional U.S. Equity RPM Service Class
	2014		1.10%	2.95%	13.38	14.31	1,258,799	17,641,309	1.40%	3.29%	0.93%
	2013		1.10%	2.95%	13.20	13.85	633,735	8,656,912	25.11%	27.45%	1.27%
	2012		1.10%	2.95%	10.73	10.87	283,414	3,052,411	14.91%	15.83%	1.15%
	2011	6/8/11	1.10%	1.90%	9.34	9.39	66,209	619,972	-7.18%	11.21%	0.00%
LVIP Dimensional/Vanguard Total Bond Service Class
	2014		0.65%	3.20%	9.75	10.69	2,550,460	26,338,047	1.11%	3.72%	1.66%
	2013		0.65%	3.20%	9.70	10.27	1,637,640	16,457,173	-5.83%	-3.78%	1.39%
	2012		0.80%	2.95%	10.31	10.63	925,295	9,734,371	0.47%	2.40%	1.68%
	2011	6/7/11	1.05%	2.95%	10.26	10.38	605,794	6,263,544	-0.07%	3.54%	0.19%
LVIP Franklin Mutual Shares RPM Service Class
	2014	1/22/14	0.65%	3.20%	10.10	10.37	553,551	5,679,629	-5.27%	5.89%	2.55%
LVIP Global Income Service Class
	2014		0.65%	3.20%	9.69	12.14	2,542,940	28,962,076	-1.32%	1.03%	0.38%
	2013		0.65%	3.00%	9.82	11.97	1,743,387	19,824,130	-5.93%	-3.79%	0.27%
	2012		0.75%	3.00%	10.46	12.44	1,484,706	17,746,379	4.30%	6.62%	1.76%
	2011		0.75%	2.95%	11.04	11.66	1,262,369	14,310,639	-2.01%	0.07%	4.80%
	2010		0.75%	2.85%	11.27	11.66	655,511	7,511,475	6.40%	8.61%	3.82%
LVIP Invesco Diversified Equity Income RPM Service Class
	2014	6/5/14	1.15%	2.75%	10.18	10.29	166,029	1,700,698	-0.92%	1.32%	1.21%
LVIP Invesco V.I. Comstock RPM Service Class
	2014	1/8/14	0.65%	2.95%	10.14	10.38	593,952	6,107,963	-2.58%	6.24%	1.18%
LVIP JPMorgan High Yield Service Class
	2014		0.65%	2.90%	12.03	13.57	633,983	8,251,873	-0.35%	1.92%	4.21%
	2013		0.65%	2.95%	12.07	13.27	618,026	7,958,743	3.21%	5.51%	4.71%
	2012		0.75%	3.00%	11.87	12.48	549,278	6,754,568	11.30%	13.42%	5.07%
	2011		1.05%	2.95%	10.85	10.96	323,764	3,530,487	0.60%	1.21%	7.32%
	2010	11/19/10	1.30%	1.90%	10.78	10.83	12,833	138,587	0.54%	0.76%	1.01%
LVIP JPMorgan Mid Cap Value RPM Standard Class
	2014	4/14/14	0.65%	0.65%	22.97	22.97	412	9,473	8.73%	8.73%	1.36%
LVIP JPMorgan Mid Cap Value RPM Service Class
	2014		0.65%	3.20%	11.61	19.93	1,761,818	22,362,817	4.45%	7.15%	0.72%
	2013		0.65%	3.20%	11.17	15.71	840,637	10,067,316	20.33%	22.27%	0.45%
	2012		1.30%	2.90%	9.26	9.96	159,132	1,552,148	10.55%	12.00%	0.00%
	2011		1.05%	2.85%	8.39	8.89	116,891	1,019,808	-4.47%	-3.27%	0.00%
	2010		1.30%	2.55%	8.83	9.19	87,323	790,627	21.50%	22.84%	0.00%
LVIP Managed Risk American Balanced Allocation Service Class
	2014	8/25/14	1.30%	2.35%	10.03	10.07	24,932	250,730	-0.97%	1.12%	4.13%
LVIP Managed Risk American Growth Allocation Service Class
	2014	8/21/14	1.30%	1.55%	9.92	9.93	195,078	1,936,787	-2.47%	-1.71%	3.07%
LVIP Managed Risk Profile 2010 Service Class
	2014		1.30%	2.55%	11.29	12.42	40,074	488,493	1.89%	3.17%	1.62%
	2013		1.30%	2.55%	11.08	12.03	41,070	486,209	5.92%	7.26%	1.15%
	2012		1.30%	2.55%	10.46	11.22	34,399	380,690	5.55%	6.87%	1.54%
	2011		1.30%	2.55%	9.91	10.50	80,430	832,654	-1.55%	-0.31%	0.59%
	2010		1.30%	2.55%	10.07	10.53	90,394	935,858	8.39%	9.75%	0.86%
LVIP Managed Risk Profile 2020 Service Class
	2014		1.30%	2.55%	10.90	11.99	27,239	314,366	1.51%	2.78%	1.70%
	2013		1.30%	2.55%	10.74	11.66	27,443	309,639	8.06%	9.42%	0.89%
	2012		1.30%	2.55%	9.94	10.66	40,590	419,828	5.38%	6.71%	0.93%
	2011		1.30%	2.55%	9.43	9.99	316,250	3,104,254	-2.57%	-1.34%	0.42%
	2010		1.25%	2.55%	9.68	10.14	50,353	501,684	8.95%	10.36%	0.66%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Managed Risk Profile 2030 Service Class
	2014		1.30%	1.90%	$11.30	$11.83	29,694	$342,657	1.94%	2.55%	1.84%
	2013		1.30%	1.90%	11.09	11.54	29,883	337,344	11.32%	11.99%	1.09%
	2012		1.30%	1.90%	9.96	10.30	30,077	304,169	5.60%	6.24%	1.19%
	2011		1.30%	1.90%	9.43	9.70	40,148	384,876	-2.68%	-2.09%	0.64%
	2010		1.30%	1.90%	9.69	9.90	42,279	414,905	10.15%	10.81%	0.56%
LVIP Managed Risk Profile 2040 Service Class
	2014		1.80%	1.80%	10.79	10.79	840	9,082	1.37%	1.37%	1.94%
	2013		1.80%	1.80%	10.65	10.65	916	9,752	14.20%	14.20%	1.03%
	2012		1.80%	1.80%	9.32	9.32	923	8,604	4.95%	4.95%	1.20%
	2011		1.80%	1.80%	8.88	8.88	931	8,275	-3.48%	-3.48%	0.19%
	2010		1.65%	1.90%	9.17	9.25	8,284	76,452	11.25%	11.53%	0.40%
LVIP Managed Risk Profile Conservative Standard Class
	2014	8/22/14	1.70%	1.70%	15.66	15.66	13,376	209,477	-0.75%	-0.75%	1.96%
LVIP Managed Risk Profile Conservative Service Class
	2014		0.65%	3.20%	11.62	15.72	6,199,541	92,487,341	2.11%	4.75%	1.92%
	2013		0.65%	3.20%	11.38	15.09	5,162,970	74,258,660	6.03%	8.76%	1.94%
	2012		0.65%	3.20%	12.00	13.96	3,890,852	52,058,476	6.43%	8.79%	4.46%
	2011		0.65%	2.85%	11.62	12.91	1,421,904	17,794,544	0.52%	2.65%	1.93%
	2010		0.75%	2.85%	11.56	12.64	1,028,388	12,635,635	7.14%	8.86%	3.66%
LVIP Managed Risk Profile Growth Service Class
	2014		0.65%	3.20%	11.44	14.69	28,749,804	399,700,875	-0.05%	2.54%	2.08%
	2013		0.65%	3.20%	11.45	14.65	20,264,138	277,310,692	9.70%	12.42%	2.16%
	2012		0.75%	3.20%	11.06	12.73	8,008,505	98,396,039	5.87%	8.06%	3.41%
	2011		0.75%	2.80%	10.25	11.84	1,884,835	21,580,166	-3.00%	-0.99%	1.75%
	2010		0.75%	2.80%	10.37	12.01	1,687,929	19,727,783	9.33%	11.42%	2.83%
LVIP Managed Risk Profile Moderate Service Class
	2014		0.65%	3.20%	11.47	15.25	25,656,978	373,581,748	0.61%	3.21%	1.98%
	2013		0.65%	3.20%	11.40	14.87	19,215,956	273,222,333	8.07%	10.86%	1.97%
	2012		0.65%	3.20%	11.39	13.49	9,766,303	126,050,654	6.20%	8.50%	3.85%
	2011		0.75%	2.90%	11.16	12.49	4,221,992	50,672,579	-1.92%	0.16%	1.62%
	2010		0.75%	2.85%	11.16	12.54	3,194,946	39,011,600	8.54%	10.68%	2.80%
LVIP MFS International Growth Service Class
	2014		0.65%	2.90%	8.20	13.77	552,507	4,997,159	-8.00%	-5.90%	0.85%
	2013		0.65%	2.90%	8.90	14.66	495,944	4,818,032	10.08%	12.58%	0.56%
	2012		0.65%	2.90%	8.07	13.04	474,501	4,116,302	15.93%	18.35%	0.54%
	2011		0.65%	2.70%	6.96	11.04	412,107	3,056,730	-12.50%	-10.68%	2.72%
	2010		0.65%	2.70%	7.95	8.53	359,169	2,972,670	9.82%	11.98%	0.57%
LVIP MFS International Growth RPM Service Class
	2014		0.65%	3.00%	8.96	9.22	738,806	6,770,058	-10.04%	-8.50%	0.81%
	2013	6/3/13	1.25%	2.95%	9.96	10.07	249,676	2,508,587	-0.80%	9.08%	1.29%
LVIP MFS Value Service Class
	2014		0.65%	3.15%	12.42	19.49	1,259,436	17,715,838	6.81%	9.52%	2.27%
	2013		0.65%	3.15%	11.59	18.21	1,226,783	15,920,440	31.42%	34.74%	1.45%
	2012		0.65%	3.15%	8.79	12.42	1,343,113	12,992,118	12.84%	15.29%	0.99%
	2011		0.65%	2.80%	7.79	10.79	1,261,992	10,575,160	-3.10%	-1.00%	1.29%
	2010		0.65%	2.80%	8.04	8.69	942,376	7,930,493	8.24%	10.59%	1.19%
LVIP Mid-Cap Value Service Class
	2014		0.65%	2.80%	11.85	18.21	458,896	5,948,789	5.04%	7.32%	0.12%
	2013		0.65%	2.80%	11.28	16.99	426,702	5,200,795	30.12%	32.75%	0.22%
	2012		0.75%	2.90%	8.65	12.80	421,062	3,905,496	20.34%	22.89%	0.13%
	2011		0.75%	2.85%	7.19	7.92	427,742	3,244,684	-12.09%	-10.22%	0.00%
	2010		0.75%	2.85%	8.19	8.77	349,617	2,979,731	20.18%	22.48%	0.01%
LVIP Mondrian International Value Standard Class
	2014		1.25%	2.70%	11.90	23.80	59,061	1,277,569	-5.14%	-3.75%	3.73%
	2013		1.25%	2.70%	12.52	24.82	68,096	1,548,686	18.77%	20.33%	2.28%
	2012		1.25%	2.55%	10.53	20.70	83,845	1,622,728	6.86%	8.26%	2.85%
	2011		1.25%	2.55%	10.43	19.18	92,986	1,672,493	-6.53%	-5.41%	3.11%
	2010		1.25%	2.45%	11.16	20.35	91,896	1,789,661	-0.01%	1.19%	2.98%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Mondrian International Value Service Class
	2014		0.63%	2.88%	$9.51	$21.36	710,120	$11,656,989	-5.55%	-3.40%	3.59%
	2013		0.63%	2.93%	10.06	22.26	791,890	13,969,612	18.03%	20.66%	2.69%
	2012		0.75%	2.95%	9.09	18.56	431,106	6,559,183	6.16%	8.52%	2.60%
	2011		0.75%	2.95%	8.38	17.21	465,747	6,629,211	-7.09%	-5.17%	2.81%
	2010		0.75%	2.80%	10.55	18.25	477,244	7,448,268	-0.61%	0.94%	3.01%
LVIP Money Market Standard Class
	2014		1.25%	2.70%	8.90	10.53	228,371	2,293,729	-2.64%	-1.22%	0.03%
	2013		1.25%	2.70%	9.14	10.68	263,155	2,685,462	-2.64%	-1.22%	0.02%
	2012		1.25%	2.70%	9.55	10.83	246,756	2,581,252	-2.42%	-1.22%	0.03%
	2011		1.25%	2.45%	9.78	10.98	317,927	3,378,567	-2.41%	-1.21%	0.03%
	2010		1.25%	2.45%	10.02	11.13	351,694	3,791,835	-2.39%	-1.20%	0.05%
LVIP Money Market Service Class
	2014		0.65%	2.90%	8.66	10.22	1,446,733	13,993,739	-2.83%	-0.62%	0.03%
	2013		0.65%	2.90%	8.90	10.22	1,657,729	16,249,638	-2.83%	-0.72%	0.02%
	2012		0.75%	2.90%	9.14	10.34	1,731,118	17,293,267	-2.83%	-0.72%	0.03%
	2011		0.75%	2.90%	9.46	10.47	1,518,418	15,248,538	-2.73%	-0.72%	0.03%
	2010		0.75%	2.80%	9.72	10.60	1,453,345	14,882,422	-2.72%	-0.71%	0.04%
LVIP Multi-Manager Global Equity RPM Service Class
	2014	7/28/14	1.15%	2.75%	9.73	9.83	56,757	556,197	-4.71%	2.56%	3.45%
LVIP PIMCO Low Duration Bond Service Class
	2014	6/16/14	0.65%	2.80%	9.82	9.96	368,570	3,650,161	-1.42%	-0.03%	0.97%
LVIP SSgA Bond Index Service Class
	2014		0.75%	2.95%	9.91	12.47	3,576,864	42,167,448	2.42%	4.64%	1.67%
	2013		0.80%	2.95%	9.67	11.93	3,319,354	37,763,233	-5.64%	-3.59%	1.72%
	2012		0.65%	2.95%	10.24	12.39	3,194,803	37,980,313	0.59%	2.67%	2.34%
	2011		0.90%	2.95%	11.26	12.06	2,870,538	33,548,216	4.12%	6.17%	2.92%
	2010		0.90%	2.85%	10.83	11.36	2,753,241	30,602,415	2.79%	4.76%	2.14%
LVIP SSgA Conservative Index Allocation Service Class
	2014		1.25%	2.80%	11.52	12.34	406,415	4,907,802	1.58%	3.17%	1.56%
	2013		1.25%	2.80%	11.38	11.96	388,916	4,570,224	3.69%	5.21%	1.35%
	2012		1.25%	2.95%	10.91	11.35	320,758	3,588,905	5.66%	7.41%	2.92%
	2011	2/10/11	1.30%	2.95%	10.33	10.57	174,192	1,825,748	-2.93%	3.21%	0.24%
LVIP SSgA Conservative Structured Allocation Service Class
	2014		0.65%	3.00%	11.42	12.67	1,008,606	12,176,145	2.16%	4.59%	2.37%
	2013		0.65%	3.00%	11.18	12.05	815,465	9,540,215	3.65%	5.95%	1.75%
	2012		0.80%	3.00%	10.86	11.24	900,160	10,018,004	5.21%	6.69%	4.13%
	2011		1.30%	2.70%	10.53	10.53	470,832	4,934,049	1.22%	1.22%	0.21%
	2010	12/8/10	1.30%	1.30%	10.41	10.41	4,856	50,557	1.08%	1.08%	0.00%
LVIP SSgA Developed International 150 Service Class
	2014		0.75%	2.95%	9.75	14.04	585,251	6,111,028	-2.28%	-0.60%	3.08%
	2013		1.25%	2.95%	9.96	14.37	545,629	5,757,269	16.52%	18.52%	2.46%
	2012		1.25%	2.95%	8.53	9.15	556,461	4,981,634	10.24%	11.96%	2.49%
	2011		0.90%	2.80%	7.74	8.18	513,585	4,122,345	-14.78%	-13.44%	2.26%
	2010		1.25%	2.80%	9.08	9.45	501,816	4,677,746	4.05%	5.67%	1.25%
LVIP SSgA Emerging Markets 100 Service Class
	2014		0.65%	2.95%	10.94	13.79	637,564	7,476,062	-6.41%	-4.24%	2.75%
	2013		0.65%	2.95%	11.67	14.74	606,476	7,506,159	-5.89%	-3.94%	2.06%
	2012		0.90%	2.95%	10.77	15.66	599,865	7,793,856	9.12%	11.38%	2.52%
	2011		0.90%	2.95%	11.33	12.11	517,112	6,077,347	-17.50%	-15.92%	2.50%
	2010		0.90%	2.80%	13.73	14.41	511,545	7,217,769	23.93%	26.79%	1.17%
LVIP SSgA Global Tactical Allocation RPM Service Class
	2014		0.65%	3.00%	10.37	14.20	5,570,297	70,687,126	0.64%	3.04%	2.19%
	2013		0.65%	3.00%	10.28	14.10	4,580,787	56,951,026	6.30%	8.66%	2.17%
	2012		0.80%	3.00%	9.94	13.26	3,052,805	35,197,386	7.66%	9.99%	3.37%
	2011		0.80%	2.95%	10.28	10.91	2,158,045	22,926,088	-2.21%	-1.33%	1.44%
	2010		1.30%	2.20%	10.66	11.06	309,603	3,349,785	6.38%	7.08%	0.79%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA International Index Service Class
	2014		0.75%	2.95%	$8.54	$13.23	1,283,651	$11,751,088	-8.81%	-6.92%	2.46%
	2013		0.90%	2.95%	9.35	14.51	1,234,413	12,253,973	17.19%	19.61%	1.51%
	2012		0.90%	2.95%	7.97	8.68	978,250	8,175,442	14.56%	16.76%	1.69%
	2011		0.90%	2.85%	6.96	7.44	940,151	6,775,945	-15.01%	-13.37%	1.16%
	2010		0.90%	2.80%	8.18	8.59	817,811	6,865,472	3.83%	5.82%	1.49%
LVIP SSgA International RPM Service Class
	2014	2/7/14	1.15%	2.75%	9.07	9.21	162,614	1,492,722	-12.32%	-0.99%	3.75%
LVIP SSgA Large Cap 100 Service Class
	2014		0.75%	2.95%	16.89	24.32	785,704	14,279,724	13.05%	15.51%	2.27%
	2013		0.80%	2.95%	14.92	21.51	822,119	13,049,933	31.56%	33.81%	1.96%
	2012		1.25%	2.95%	11.33	12.18	929,622	11,079,699	8.80%	10.56%	1.37%
	2011		0.90%	2.85%	10.43	11.02	954,164	10,325,255	-0.76%	0.80%	1.32%
	2010		1.10%	2.80%	10.51	10.93	1,082,247	11,676,876	15.62%	17.42%	1.30%
LVIP SSgA Large Cap RPM Service Class
	2014		1.15%	2.95%	11.13	11.44	650,376	7,403,365	3.14%	4.91%	3.01%
	2013	6/18/13	1.25%	2.95%	10.79	10.91	156,568	1,704,721	5.42%	9.44%	3.79%
LVIP SSgA Moderate Index Allocation Service Class
	2014		0.65%	3.15%	11.59	13.50	1,217,508	15,707,590	0.92%	3.48%	1.84%
	2013		0.65%	3.15%	11.48	13.05	1,013,672	12,738,898	8.71%	11.46%	1.35%
	2012		0.65%	3.15%	11.14	11.71	845,485	9,629,008	8.24%	10.71%	2.39%
	2011		0.65%	2.90%	10.43	10.43	420,465	4,378,544	-2.11%	-2.11%	0.10%
	2010	12/7/10	1.25%	1.65%	10.65	10.67	48,688	519,247	0.81%	1.34%	0.00%
LVIP SSgA Moderate Structured Allocation Service Class
	2014		0.65%	3.00%	12.16	13.50	4,377,285	56,460,800	2.18%	4.61%	2.38%
	2013		0.65%	3.00%	11.93	12.83	4,874,135	60,676,924	9.26%	11.64%	2.37%
	2012		0.80%	2.95%	10.91	11.40	3,624,775	40,794,760	7.06%	9.00%	3.75%
	2011		1.15%	2.95%	10.35	10.44	2,586,633	26,866,567	-1.84%	-1.25%	0.22%
	2010	12/6/10	1.30%	1.90%	10.54	10.57	84,035	886,695	0.91%	1.45%	0.00%
LVIP SSgA Moderately Aggressive Index Allocation Service Class
	2014		1.25%	2.95%	12.40	13.37	801,817	10,513,772	0.74%	2.46%	2.05%
	2013		1.25%	2.95%	12.31	13.04	718,647	9,263,504	11.19%	13.10%	1.40%
	2012		1.25%	2.95%	11.07	11.52	559,471	6,389,458	9.30%	11.12%	2.35%
	2011		1.30%	2.95%	10.33	10.37	316,364	3,264,535	-4.28%	-4.04%	0.03%
	2010	12/20/10	1.30%	1.55%	10.79	10.80	18,233	196,856	0.32%	1.01%	0.00%
LVIP SSgA Moderately Aggressive Structured Allocation Service Class
	2014		0.65%	2.90%	12.74	13.94	1,857,033	24,682,460	2.01%	4.34%	2.61%
	2013		0.65%	2.90%	12.46	13.16	1,884,663	24,252,649	11.60%	13.62%	2.26%
	2012		1.10%	2.90%	11.14	11.54	1,767,041	20,141,867	7.94%	9.73%	3.99%
	2011		1.25%	2.90%	10.42	10.51	1,274,024	13,317,403	-3.84%	-3.26%	0.18%
	2010	11/24/10	1.30%	1.90%	10.84	10.86	78,770	854,596	1.02%	3.08%	0.00%
LVIP SSgA S&P 500 Index Standard Class
	2014		1.40%	2.70%	14.85	16.66	109,694	1,778,172	10.41%	11.85%	1.81%
	2013		1.40%	2.70%	13.73	15.04	130,118	1,891,987	28.49%	30.17%	2.02%
	2012		1.40%	2.70%	10.65	11.44	35,257	379,145	12.96%	14.04%	0.88%
	2011		1.40%	2.35%	9.43	10.04	42,395	402,908	-0.52%	0.43%	0.87%
	2010		1.40%	2.35%	9.48	9.99	48,434	463,460	12.06%	13.13%	2.00%
LVIP SSgA S&P 500 Index Service Class
	2014		0.75%	3.15%	13.72	20.98	2,620,709	41,518,153	9.86%	12.30%	1.66%
	2013		0.75%	2.95%	12.93	19.10	2,760,953	39,261,760	27.85%	30.63%	1.47%
	2012		0.80%	2.95%	10.10	14.94	1,956,056	21,414,254	12.01%	14.44%	0.72%
	2011		0.80%	2.95%	8.87	9.97	1,931,039	18,608,418	-1.21%	0.69%	0.70%
	2010		0.90%	2.80%	8.81	9.94	1,808,456	17,453,770	11.29%	13.42%	1.07%
LVIP SSgA Small-Cap Index Service Class
	2014		0.75%	3.05%	12.30	21.40	1,054,735	14,100,034	1.28%	3.63%	0.58%
	2013		0.65%	3.05%	12.11	21.11	1,225,465	15,975,337	33.44%	36.33%	0.64%
	2012		0.90%	3.05%	9.03	11.23	638,970	6,144,972	12.14%	14.57%	0.44%
	2011		0.90%	3.05%	8.03	8.79	661,006	5,591,990	-7.48%	-5.65%	0.10%
	2010		0.90%	2.85%	8.70	9.32	645,999	5,842,260	22.40%	24.74%	0.34%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA Small-Cap RPM Standard Class
	2014	4/14/14	0.65%	0.65%	$11.01	$11.01	305	$3,360	2.39%	2.39%	1.92%
LVIP SSgA Small-Cap RPM Service Class
	2014		0.65%	3.00%	10.56	10.96	913,222	9,841,037	-4.49%	-2.27%	1.37%
	2013	5/24/13	0.65%	2.95%	11.06	11.22	183,852	2,049,997	3.52%	11.33%	2.23%
LVIP SSgA Small-Mid Cap 200 Standard Class
	2014	11/7/14	0.65%	0.65%	26.43	26.43	402	10,627	2.63%	2.63%	3.38%
LVIP SSgA Small-Mid Cap 200 Service Class
	2014		0.75%	2.95%	16.77	22.94	242,821	4,716,026	1.02%	2.75%	3.21%
	2013		1.25%	2.95%	16.59	22.71	235,805	4,477,174	30.26%	32.49%	2.50%
	2012		1.25%	2.95%	13.70	14.70	247,965	3,566,763	10.41%	12.13%	2.33%
	2011		0.90%	2.80%	12.41	13.11	248,780	3,203,267	-5.15%	-3.67%	1.45%
	2010		1.25%	2.80%	13.09	13.61	243,536	3,270,464	23.92%	25.85%	1.91%
LVIP T. Rowe Price Growth Stock Service Class
	2014		0.65%	3.00%	13.59	21.85	821,948	12,185,702	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.89	20.76	740,224	10,274,291	34.68%	37.67%	0.00%
	2012		0.75%	2.95%	9.56	13.11	603,779	6,145,130	14.64%	17.13%	0.00%
	2011		0.75%	2.90%	8.33	9.16	451,951	3,962,905	-4.60%	-2.63%	0.00%
	2010		0.75%	2.80%	8.73	9.40	238,999	2,168,082	13.22%	15.57%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class
	2014		1.60%	2.65%	19.32	31.80	3,208	82,067	8.67%	9.82%	0.23%
	2013		1.40%	2.65%	17.78	28.96	3,683	86,359	31.27%	32.92%	0.00%
	2012		1.40%	2.65%	13.86	21.83	4,189	73,680	13.60%	14.67%	0.00%
	2011		1.40%	2.35%	12.20	19.07	3,454	62,245	-6.10%	-5.21%	0.00%
	2010		1.40%	2.35%	12.99	20.16	6,068	109,984	25.39%	26.58%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class
	2014		0.75%	3.15%	15.79	28.99	252,151	6,049,147	7.85%	10.42%	0.00%
	2013		0.80%	3.15%	14.64	26.40	243,062	5,329,505	30.29%	33.39%	0.00%
	2012		0.80%	3.15%	12.67	19.90	241,009	4,046,116	12.65%	15.09%	0.00%
	2011		0.80%	2.95%	11.02	17.39	209,432	3,110,262	-6.76%	-4.97%	0.00%
	2010		0.90%	2.80%	11.59	18.38	164,256	2,677,560	24.53%	26.91%	0.00%
LVIP Templeton Growth RPM Service Class
	2014		0.65%	3.20%	9.18	15.36	4,085,916	41,539,889	-5.31%	-2.87%	1.67%
	2013		0.65%	3.20%	9.66	16.18	2,103,669	22,173,592	16.15%	18.88%	1.79%
	2012		0.65%	2.95%	8.31	13.93	655,386	5,839,829	17.40%	20.13%	1.76%
	2011		0.65%	2.95%	7.09	7.83	610,143	4,567,332	-6.01%	-3.91%	1.97%
	2010		0.65%	2.80%	7.54	8.12	531,857	4,174,991	3.37%	5.51%	1.72%
LVIP UBS Large Cap Growth RPM Standard Class
	2014		1.40%	2.70%	14.49	21.32	8,667	147,064	2.54%	3.88%	0.00%
	2013		1.25%	2.70%	14.61	20.56	10,519	175,371	22.16%	23.94%	0.00%
	2012		1.25%	2.70%	11.96	16.65	8,810	123,018	13.29%	14.94%	0.00%
	2011		1.25%	2.70%	11.82	14.54	9,207	111,981	-7.27%	-6.86%	0.24%
	2010		1.25%	1.70%	12.74	15.66	8,961	121,493	9.47%	9.96%	0.70%
LVIP UBS Large Cap Growth RPM Service Class
	2014		1.15%	3.20%	13.03	19.54	754,565	12,765,408	1.78%	3.89%	0.00%
	2013		1.15%	3.20%	13.52	18.86	430,800	7,015,173	21.73%	23.75%	0.00%
	2012		1.15%	2.80%	11.11	15.28	163,497	2,182,977	12.90%	14.78%	0.00%
	2011		1.15%	2.95%	9.84	13.34	121,650	1,446,792	-8.53%	-7.00%	0.00%
	2010		1.15%	2.80%	10.76	14.38	131,778	1,721,907	8.01%	9.81%	0.54%
LVIP Vanguard Domestic Equity ETF Service Class
	2014		0.65%	2.75%	14.31	15.44	424,431	6,336,115	8.90%	11.21%	1.64%
	2013		0.65%	2.75%	13.14	13.83	406,993	5,510,124	26.67%	29.16%	1.07%
	2012		0.80%	2.75%	10.40	10.71	290,392	3,067,679	11.93%	13.96%	1.81%
	2011	7/11/11	0.80%	2.60%	9.29	9.40	51,312	480,762	-6.15%	12.32%	0.85%
LVIP Vanguard International Equity ETF Service Class
	2014		0.65%	3.15%	9.81	10.67	282,267	2,904,808	-7.65%	-5.50%	1.82%
	2013		0.65%	2.95%	10.63	11.11	261,170	2,867,025	11.13%	13.04%	2.08%
	2012		1.25%	2.95%	9.57	9.82	201,864	1,969,847	15.64%	17.50%	5.33%
	2011	6/29/11	1.30%	2.90%	8.27	8.36	66,049	551,143	-18.35%	2.72%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP VIP Contrafund RPM Service Class
	2014		0.65%	3.20%	$11.21	$11.69	1,764,110	$20,289,796	2.48%	5.12%	3.61%
	2013	6/3/13	0.65%	3.20%	10.94	11.12	495,454	5,474,477	0.54%	12.50%	1.99%
LVIP VIP Mid Cap RPM Service Class
	2014	6/5/14	1.30%	2.85%	10.05	10.15	49,312	498,336	-3.07%	2.69%	1.86%
Lord Abbett Series Fund Bond Debenture Class VC
	2014	10/1/14	1.10%	1.25%	9.99	10.00	6,112	61,126	-0.84%	0.41%	6.49%
Lord Abbett Series Fund Developing Growth Class VC
	2014	9/19/14	1.10%	1.25%	10.97	10.98	1,486	16,312	1.42%	3.64%	0.00%
Lord Abbett Series Fund Fundamental Equity Class VC
	2014		0.75%	1.30%	16.76	23.68	3,558	80,495	5.75%	6.34%	0.45%
	2013		0.75%	1.30%	15.76	22.27	3,744	79,807	34.00%	34.74%	0.22%
	2012		0.75%	1.30%	11.71	16.53	4,460	71,129	9.15%	9.76%	0.49%
	2011		0.75%	2.35%	14.99	15.06	6,335	88,245	-5.34%	-5.20%	0.26%
	2010	5/21/10	0.75%	0.90%	15.83	15.88	2,264	35,937	14.45%	18.64%	0.36%
Lord Abbett Series Fund Short Duration Income Class VC
	2014	11/3/14	1.10%	1.25%	9.92	9.93	3,594	35,665	-0.71%	-0.62%	2.60%
MFS VIT Core Equity Service Class
	2014		1.40%	2.35%	16.65	25.57	2,454	49,265	8.40%	9.43%	0.54%
	2013		1.40%	2.35%	15.36	23.42	2,677	49,218	31.12%	32.37%	0.57%
	2012		1.40%	2.35%	11.71	17.73	4,035	62,573	13.26%	14.34%	0.51%
	2011		1.40%	2.35%	10.34	15.53	3,363	41,648	-3.57%	-2.65%	0.44%
	2010		1.40%	2.35%	10.72	15.99	6,602	91,399	14.15%	15.24%	0.91%
MFS VIT Growth Initial Class
	2014		1.40%	1.40%	12.02	12.02	8,323	100,021	7.43%	7.43%	0.11%
	2013		1.40%	1.40%	11.19	11.19	9,532	106,630	34.95%	34.95%	0.24%
	2012		1.40%	1.40%	8.29	8.29	10,469	86,775	15.76%	15.76%	0.00%
	2011		1.40%	1.40%	7.16	7.16	15,353	109,949	-1.71%	-1.71%	0.19%
	2010		1.40%	1.40%	7.29	7.29	20,823	151,706	13.73%	13.73%	0.12%
MFS VIT Growth Service Class
	2014		0.80%	3.00%	15.62	29.76	55,884	1,111,942	5.47%	7.82%	0.00%
	2013		0.80%	3.00%	14.61	27.82	60,297	1,236,123	32.99%	35.41%	0.13%
	2012		0.80%	2.60%	10.81	20.71	61,642	879,920	14.07%	16.15%	0.00%
	2011		0.80%	2.60%	9.45	17.98	52,354	646,225	-3.06%	-1.84%	0.02%
	2010		1.30%	2.55%	9.66	18.37	23,294	364,478	12.13%	13.54%	0.00%
MFS VIT Total Return Initial Class
	2014		1.40%	1.40%	20.09	20.09	21,258	427,178	6.99%	6.99%	1.70%
	2013		1.40%	1.40%	18.78	18.78	28,208	529,801	17.39%	17.39%	1.79%
	2012		1.40%	1.40%	16.00	16.00	34,673	554,747	9.71%	9.71%	2.72%
	2011		1.40%	1.40%	14.58	14.58	47,810	697,218	0.36%	0.36%	2.59%
	2010		1.40%	1.40%	14.53	14.53	56,209	816,796	8.40%	8.40%	2.89%
MFS VIT Total Return Service Class
	2012		0.65%	2.80%	10.84	15.45	938,481	13,030,237	7.87%	10.21%	2.38%
	2011		0.65%	2.85%	10.01	14.12	1,135,245	14,538,502	-1.27%	0.93%	2.39%
	2010		0.65%	2.85%	10.14	14.10	1,198,487	15,470,557	6.55%	8.81%	2.53%
MFS VIT Utilities Initial Class
	2014		1.40%	1.40%	28.14	28.14	14,901	419,371	11.17%	11.17%	1.97%
	2013		1.40%	1.40%	25.32	25.32	16,990	430,117	18.84%	18.84%	2.31%
	2012		1.40%	1.40%	21.30	21.30	19,461	414,566	11.91%	11.91%	7.14%
	2011		1.40%	1.40%	19.04	19.04	25,620	487,714	5.30%	5.30%	3.20%
	2010		1.40%	1.40%	18.08	18.08	32,317	584,237	12.23%	12.23%	3.18%
MFS VIT Utilities Service Class
	2014		0.75%	2.95%	16.25	49.23	524,480	14,836,054	9.20%	11.62%	1.90%
	2013		0.75%	2.95%	14.87	44.48	550,804	14,121,047	16.72%	19.31%	2.04%
	2012		0.75%	2.95%	12.74	37.60	622,844	13,546,868	9.98%	12.36%	6.41%
	2011		0.75%	2.90%	12.65	33.75	685,691	13,455,945	3.57%	5.71%	3.04%
	2010		0.75%	2.80%	11.99	32.20	557,635	11,092,347	10.49%	12.66%	3.02%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS VIT II International Value Service Class
	2014	11/17/14	1.10%	1.10%	$9.72	$9.72	285	$2,775	-0.50%	-0.50%	0.00%
NB AMT Mid Cap Growth I Class
	2012		1.25%	2.70%	13.85	21.97	177,048	3,177,639	9.57%	11.02%	0.00%
	2011		1.25%	2.55%	12.60	19.83	217,266	3,579,845	-2.05%	-0.77%	0.00%
	2010		1.25%	2.55%	12.83	20.05	257,458	4,293,649	25.85%	27.49%	0.00%
NB AMT Mid Cap Intrinsic Value I Class
	2014		1.25%	2.90%	16.37	31.16	134,934	3,352,782	10.58%	12.42%	1.03%
	2013		1.25%	2.90%	14.70	27.81	165,001	3,687,803	33.14%	35.35%	1.15%
	2012		1.25%	2.90%	10.97	20.62	219,756	3,646,857	12.23%	14.09%	0.60%
	2011		1.25%	2.90%	9.71	18.14	253,041	3,721,504	-8.99%	-7.66%	0.61%
	2010		1.25%	2.70%	10.63	19.71	302,631	4,932,486	23.01%	24.62%	0.69%
Oppenheimer Global Fund/VA Service Class
	2014		0.75%	1.30%	16.22	24.56	13,053	250,444	0.74%	1.29%	0.84%
	2013		0.75%	1.30%	16.02	24.25	13,451	256,078	25.35%	26.04%	1.13%
	2012		0.75%	1.30%	12.72	19.24	14,940	223,096	19.39%	20.05%	1.90%
	2011		0.75%	1.30%	15.75	16.03	16,819	207,744	-9.71%	-9.21%	0.55%
	2010	5/21/10	0.75%	1.30%	17.45	17.65	3,824	67,373	1.60%	21.26%	0.00%
Oppenheimer International Growth Fund/VA Service Class
	2014	9/19/14	1.10%	1.25%	9.01	9.02	5,136	46,309	-4.72%	-0.27%	0.00%
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class
	2014	8/27/14	1.10%	1.10%	11.05	11.05	1,193	13,193	5.27%	5.27%	0.00%
PIMCO VIT All Asset All Authority Advisor Class
	2014	12/19/14	1.10%	1.10%	9.28	9.28	10,774	100,037	0.03%	0.03%	3.48%
PIMCO VIT CommodityRealReturn Strategy Advisor Class
	2014		0.65%	2.50%	9.20	10.20	336,895	3,274,785	-20.63%	-19.15%	0.27%
	2013		0.65%	2.50%	11.59	12.62	288,585	3,496,992	-16.82%	-15.27%	1.63%
	2012		0.65%	2.50%	13.93	14.89	231,047	3,332,645	2.53%	4.44%	2.63%
	2011		0.65%	2.50%	13.78	14.26	95,026	1,322,824	-9.33%	-8.14%	14.47%
	2010		0.65%	1.95%	15.21	15.46	55,655	851,447	21.91%	23.10%	15.39%
PIMCO VIT Emerging Markets Bond Advisor Class
	2014	10/1/14	1.10%	1.25%	9.56	9.56	7,674	73,324	-4.61%	-4.37%	1.33%
PIMCO VIT Unconstrained Bond Advisor Class
	2014	10/31/14	1.10%	1.25%	10.02	10.03	5,639	56,518	-0.35%	-0.33%	0.25%
Putnam VT Global Health Care Class IB
	2014		1.40%	3.00%	19.79	27.54	9,935	230,990	23.88%	25.87%	0.24%
	2013		1.40%	3.00%	18.44	21.93	9,343	174,609	39.28%	39.70%	0.95%
	2012		1.40%	1.70%	13.24	15.73	7,832	107,116	20.21%	20.57%	1.31%
	2011		1.40%	1.70%	11.01	13.07	6,602	75,661	-2.84%	-2.55%	0.84%
	2010		1.40%	1.70%	11.34	13.44	7,408	87,254	0.74%	1.04%	1.97%
Putnam VT Growth & Income Class IB
	2014		1.40%	3.00%	15.99	20.78	1,489	26,783	7.46%	9.20%	1.35%
	2013		1.40%	3.00%	16.93	19.29	1,576	26,281	31.94%	33.80%	1.54%
	2012		1.40%	2.80%	12.66	14.62	944	13,047	15.85%	17.48%	2.81%
	2011		1.40%	2.80%	10.77	13.17	4,382	56,120	-6.16%	-5.97%	1.22%
	2010		1.40%	1.70%	11.14	14.03	4,509	58,401	12.45%	12.79%	1.52%
Templeton Foreign VIP Class 4
	2014	10/1/14	1.10%	1.10%	8.64	8.64	3,994	34,531	-7.76%	-7.76%	0.00%
Templeton Global Bond VIP Class 2
	2014		0.65%	3.00%	10.84	18.85	607,173	10,833,236	-1.18%	1.17%	5.10%
	2013		0.65%	3.00%	11.01	18.74	628,352	11,218,740	-1.33%	0.97%	4.79%
	2012		0.65%	2.95%	12.95	18.68	722,341	12,980,353	11.72%	14.32%	6.49%
	2011		0.65%	2.95%	14.84	16.43	931,664	14,854,367	-3.61%	-1.51%	5.64%
	2010		0.65%	2.80%	15.40	16.79	1,042,826	17,080,105	11.29%	13.71%	1.40%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Templeton Global Bond VIP Class 4
	2014	9/19/14	1.10%	1.25%	$9.91	$9.92	3,780	$37,486	-2.52%	-1.56%	0.00%
Templeton Growth VIP Class 2
	2014		1.25%	2.80%	10.55	21.15	162,686	2,817,073	-5.47%	-4.02%	1.35%
	2013		1.25%	2.75%	11.16	22.12	192,736	3,489,164	27.26%	29.20%	2.68%
	2012		1.25%	2.75%	8.77	17.18	243,987	3,433,882	17.77%	19.56%	2.08%
	2011		1.25%	2.75%	8.70	14.42	326,845	3,889,903	-9.32%	-8.13%	1.34%
	2010		1.25%	2.55%	9.59	15.75	388,040	5,102,032	4.70%	6.06%	1.36%
Transparent Value Directional Allocation VI Class II
	2014	11/17/14	1.10%	1.10%	9.92	9.92	397	3,944	-2.63%	-2.63%	0.00%
UIF Global Infrastructure Class II
	2014	9/2/14	1.10%	1.25%	10.55	10.56	1,163	12,276	-2.62%	1.83%	0.00%
Van Eck VIP Global Hard Assets Class S
	2014	12/4/14	1.10%	1.10%	7.53	7.53	1,331	10,022	-3.18%	-3.18%	0.00%
Virtus VIT Multi-Sector Fixed Income Class A
	2014	10/1/14	1.10%	1.25%	9.71	9.72	3,154	30,642	-2.44%	-2.43%	4.74%
Virtus VIT Premium AlphaSector Class A
	2014	10/31/14	1.10%	1.10%	9.84	9.84	1,994	19,633	-1.38%	-1.38%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2014:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
ABVPSF Global Thematic Growth Class B	$365,376	$260,059
ABVPSF Large Cap Growth Class B	7,426	173,192
ABVPSF Small/Mid Cap Value Class B	1,767,364	2,115,225
Alps|Alerian Energy Infrastructure Class III	27,500	21
Alps|Stadion Tactical Defensive Class III	17,319	—
American Funds Asset Allocation Class 4	30,395	—
American Funds Blue Chip Income and Growth Class 4	167,764	81
American Funds Bond Class 1	21,047	—
American Funds Capital Income Builder Class 4	164,940	550
American Funds Global Bond Class 1	7,301	640
American Funds Global Growth Class 2	2,178,361	2,325,437
American Funds Global Growth Class 4	32,677	21
American Funds Global Growth and Income Class 1	37,127	—
American Funds Global Small Capitalization Class 1	3,608	322
American Funds Global Small Capitalization Class 2	552,348	2,523,988
American Funds Global Small Capitalization Class 4	3,452	—
American Funds Growth Class 1	10,126	883
American Funds Growth Class 2	4,137,643	16,059,348
American Funds Growth Class 4	280,113	113
American Funds Growth-Income Class 1	19,365	1,687
American Funds Growth-Income Class 2	4,791,555	13,595,670
American Funds Growth-Income Class 4	348,746	125
American Funds High-Income Bond Class 1	5,647	479
American Funds International Class 1	20,792	—
American Funds International Class 2	1,190,453	6,303,833
American Funds International Class 4	254,430	124
American Funds International Growth and Income Class 1	5,552	480
American Funds Managed Risk Asset Allocation Class P2	145,332	308
American Funds Mortgage Class 4	5,041	—
American Funds New World Class 1	8,023	241
American Funds New World Class 4	54,762	40
BlackRock Global Allocation V.I. Class III	13,060,463	6,617,594
ClearBridge Variable Aggressive Growth Class II	46,000	132
ClearBridge Variable Mid Cap Core Class II	957,408	238,713
Delaware VIP Diversified Income Standard Class	14,434	1,315
Delaware VIP Diversified Income Service Class	15,893,545	3,189,924
Delaware VIP Emerging Markets Service Class	2,013,214	2,527,111
Delaware VIP High Yield Standard Class	68,809	266,070
Delaware VIP High Yield Service Class	1,243,484	2,841,222
Delaware VIP Limited-Term Diversified Income Standard Class	10,358	8
Delaware VIP Limited-Term Diversified Income Service Class	13,576,981	3,629,803
Delaware VIP REIT Standard Class	10,891	256,597
Delaware VIP REIT Service Class	1,028,307	2,203,765
Delaware VIP Small Cap Value Standard Class	121,546	250,005
Delaware VIP Small Cap Value Service Class	2,619,105	3,044,326
Delaware VIP Smid Cap Growth Standard Class	61,461	121,504
Delaware VIP Smid Cap Growth Service Class	2,020,691	1,867,463
Delaware VIP U.S. Growth Service Class	1,207,653	803,695
Delaware VIP Value Standard Class	1,909	39,308
Delaware VIP Value Service Class	1,355,611	2,578,854
Deutsche Alternative Asset Allocation VIP Class B	1,066,623	448,677
Deutsche Equity 500 Index VIP Class A	191,317	502,423
Deutsche Small Cap Index VIP Class A	28,639	89,937
Eaton Vance VT Floating-Rate Income Fund Initial Class	5,015	—
Fidelity VIP Contrafund Service Class 2	3,148,621	8,267,740
Fidelity VIP Growth Initial Class	2,057	5,807
Fidelity VIP Growth Service Class 2	1,752,595	1,280,933
Fidelity VIP Mid Cap Service Class 2	1,916,332	4,135,996

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Fidelity VIP Overseas Service Class 2	$26,702	$26,618
First Trust Multi Income Allocation Class I	6,028	—
First Trust/Dow Jones Dividend & Income Allocation Class I	236,008	51
Franklin Founding Funds Allocation VIP Class 4	236,008	51
Franklin Income VIP Class 2	7,372,422	3,754,157
Franklin Income VIP Class 4	312,861	946
Franklin Mutual Shares VIP Class 2	1,598,265	4,593,455
Franklin Mutual Shares VIP Class 4	8,386	—
Franklin Rising Dividends VIP Class 4	62,355	668
Franklin Small Cap Value VIP Class 4	9,019	—
Franklin Small-Mid Cap Growth VIP Class 4	19,603	20
Goldman Sachs VIT Large Cap Value Service Class	331,418	273,890
Goldman Sachs VIT Money Market Service Class	609,118	50,502
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	115,354	24
Goldman Sachs VIT Strategic Income Advisor Class	22,650	—
Guggenheim Long Short Equity	121,907	26
Guggenheim Multi-Hedge Strategies	29,602	62
Hartford Capital Appreciation HLS Class IC	44,637	24
Huntington VA Balanced	1,889	5,131
Huntington VA Dividend Capture	2,668	2,398
Invesco V.I. American Franchise Series I	1,193	49,729
Invesco V.I. American Franchise Series II	4	4,096
Invesco V.I. Balanced-Risk Allocation Series II	100,000	21
Invesco V.I. Comstock Series II	9,202	21
Invesco V.I. Core Equity Series I	2,756	57,474
Invesco V.I. Core Equity Series II	20	21
Invesco V.I. Diversified Dividend Series II	15,972	—
Invesco V.I. Equally-Weighted S&P 500 Series II	42,567	—
Invesco V.I. International Growth Series I	1,633	16,483
Invesco V.I. International Growth Series II	148,269	4,135
Ivy Funds VIP Asset Strategy Class A	251,394	590
Ivy Funds VIP Energy Class A	2,474	—
Ivy Funds VIP High Income Class A	23,968	8
Ivy Funds VIP Micro Cap Growth Class A	5,000	—
Ivy Funds VIP Mid Cap Growth Class A	15,025	—
Ivy Funds VIP Science and Technology Class A	41,049	—
Janus Aspen Balanced Service Class	36,158	117,460
Janus Aspen Enterprise Service Class	61,914	149,192
Janus Aspen Global Research Service Class	379	3,059
JPMIT Intrepid Mid Cap Class 2	22,636	451
LVIP American Century VP Mid Cap Value RPM Service Class	4,098,791	147,844
LVIP American Global Growth Service Class II	977,840	375,510
LVIP American Global Small Capitalization Service Class II	631,223	213,606
LVIP American Growth Allocation Service Class	39,374	80
LVIP American Growth Service Class II	2,078,843	1,037,576
LVIP American Growth-Income Service Class II	2,196,634	993,181
LVIP American International Service Class II	1,172,286	577,073
LVIP American Preservation Service Class	5,118	11
LVIP Baron Growth Opportunities Service Class	2,008,535	3,205,698
LVIP BlackRock Emerging Markets RPM Service Class	7,474,952	547,609
LVIP BlackRock Equity Dividend RPM Service Class	15,497,332	832,807
LVIP BlackRock Global Allocation V.I. RPM Service Class	38,071,583	1,447,169
LVIP BlackRock Inflation Protected Bond Service Class	8,552,487	3,909,354
LVIP BlackRock Multi-Asset Income Service Class	120,016	25
LVIP Capital Growth Service Class	272,585	474,379
LVIP Clarion Global Real Estate Service Class	829,060	1,170,704
LVIP ClearBridge Variable Appreciation RPM Service Class	3,337,719	94,791
LVIP Columbia Small-Mid Cap Growth RPM Service Class	9,780,902	562,521
LVIP Delaware Bond Standard Class	668,989	1,952,914
LVIP Delaware Bond Service Class	16,448,066	4,923,611
LVIP Delaware Diversified Floating Rate Standard Class	9,112	821

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Delaware Diversified Floating Rate Service Class	$15,635,629	$4,400,463
LVIP Delaware Foundation Aggressive Allocation Standard Class	7,338	16,865
LVIP Delaware Foundation Aggressive Allocation Service Class	47,086	278,710
LVIP Delaware Growth and Income Service Class	231,573	501,182
LVIP Delaware Social Awareness Standard Class	32,124	167,628
LVIP Delaware Social Awareness Service Class	916,411	839,546
LVIP Delaware Special Opportunities Service Class	488,683	759,173
LVIP Dimensional Non-U.S. Equity RPM Service Class	8,363,452	533,685
LVIP Dimensional U.S. Equity RPM Service Class	9,833,924	1,396,579
LVIP Dimensional/Vanguard Total Bond Service Class	10,111,666	708,252
LVIP Franklin Mutual Shares RPM Service Class	5,791,345	43,578
LVIP Global Income Service Class	10,202,495	1,279,098
LVIP Invesco Diversified Equity Income RPM Service Class	1,711,183	7,461
LVIP Invesco V.I. Comstock RPM Service Class	6,154,085	144,414
LVIP JPMorgan High Yield Service Class	2,275,303	1,820,453
LVIP JPMorgan Mid Cap Value RPM Standard Class	9,972	906
LVIP JPMorgan Mid Cap Value RPM Service Class	11,666,587	692,906
LVIP Managed Risk American Balanced Allocation Service Class	256,451	605
LVIP Managed Risk American Growth Allocation Service Class	1,993,147	24,319
LVIP Managed Risk Profile 2010 Service Class	8,006	19,445
LVIP Managed Risk Profile 2020 Service Class	6,001	8,597
LVIP Managed Risk Profile 2030 Service Class	6,279	7,727
LVIP Managed Risk Profile 2040 Service Class	184	998
LVIP Managed Risk Profile Conservative Standard Class	221,682	6,181
LVIP Managed Risk Profile Conservative Service Class	29,773,872	12,882,643
LVIP Managed Risk Profile Growth Service Class	134,137,657	13,964,568
LVIP Managed Risk Profile Moderate Service Class	110,367,890	15,889,710
LVIP MFS International Growth Service Class	1,318,272	862,074
LVIP MFS International Growth RPM Service Class	5,138,034	418,700
LVIP MFS Value Service Class	2,282,146	1,793,117
LVIP Mid-Cap Value Service Class	1,238,771	919,649
LVIP Mondrian International Value Standard Class	82,252	272,764
LVIP Mondrian International Value Service Class	1,598,529	3,188,402
LVIP Money Market Standard Class	2,004,756	2,396,506
LVIP Money Market Service Class	11,432,617	13,747,864
LVIP Multi-Manager Global Equity RPM Service Class	573,126	1,414
LVIP PIMCO Low Duration Bond Service Class	4,476,557	798,475
LVIP SSgA Bond Index Service Class	6,941,218	3,958,831
LVIP SSgA Conservative Index Allocation Service Class	836,418	605,420
LVIP SSgA Conservative Structured Allocation Service Class	4,863,196	2,352,813
LVIP SSgA Developed International 150 Service Class	1,700,728	1,076,136
LVIP SSgA Emerging Markets 100 Service Class	1,273,386	874,129
LVIP SSgA Global Tactical Allocation RPM Service Class	17,824,270	4,923,652
LVIP SSgA International Index Service Class	1,720,004	1,177,037
LVIP SSgA International RPM Service Class	1,655,437	19,600
LVIP SSgA Large Cap 100 Service Class	2,409,727	2,489,426
LVIP SSgA Large Cap RPM Service Class	5,786,786	291,934
LVIP SSgA Moderate Index Allocation Service Class	5,484,966	2,762,906
LVIP SSgA Moderate Structured Allocation Service Class	3,642,637	8,976,425
LVIP SSgA Moderately Aggressive Index Allocation Service Class	3,432,751	2,302,128
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	2,647,565	2,496,029
LVIP SSgA S&P 500 Index Standard Class	58,225	352,521
LVIP SSgA S&P 500 Index Service Class	4,870,653	6,576,991
LVIP SSgA Small-Cap Index Service Class	1,303,739	3,308,795
LVIP SSgA Small-Cap RPM Standard Class	3,629	322
LVIP SSgA Small-Cap RPM Service Class	8,060,054	235,484
LVIP SSgA Small-Mid Cap 200 Standard Class	10,904	8
LVIP SSgA Small-Mid Cap 200 Service Class	977,172	600,740
LVIP T. Rowe Price Growth Stock Service Class	2,467,446	1,541,871
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	5,461	14,078
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	1,249,374	823,076

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Templeton Growth RPM Service Class	$24,070,262	$2,987,051
LVIP UBS Large Cap Growth RPM Standard Class	3,647	40,206
LVIP UBS Large Cap Growth RPM Service Class	5,935,638	704,671
LVIP Vanguard Domestic Equity ETF Service Class	1,122,427	866,358
LVIP Vanguard International Equity ETF Service Class	825,912	602,897
LVIP VIP Contrafund RPM Service Class	15,264,867	838,519
LVIP VIP Mid Cap RPM Service Class	506,509	6,463
Lord Abbett Series Fund Bond Debenture Class VC	65,355	89
Lord Abbett Series Fund Developing Growth Class VC	16,124	270
Lord Abbett Series Fund Fundamental Equity Class VC	15,549	6,021
Lord Abbett Series Fund Short Duration Income Class VC	36,601	20
MFS VIT Core Equity Service Class	268	5,063
MFS VIT Growth Initial Class	15,265	23,525
MFS VIT Growth Service Class	374,164	508,319
MFS VIT Total Return Initial Class	41,922	165,428
MFS VIT Utilities Initial Class	23,893	65,768
MFS VIT Utilities Service Class	2,284,397	2,437,761
MFS VIT II International Value Service Class	2,764	—
NB AMT Mid Cap Intrinsic Value I Class	228,703	874,098
Oppenheimer Global Fund/VA Service Class	21,607	19,323
Oppenheimer International Growth Fund/VA Service Class	47,030	41
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	12,497	583
PIMCO VIT All Asset All Authority Advisor Class	103,487	22
PIMCO VIT CommodityRealReturn Strategy Advisor Class	854,509	318,474
PIMCO VIT Emerging Markets Bond Advisor Class	79,051	174
PIMCO VIT Unconstrained Bond Advisor Class	56,712	21
Putnam VT Global Health Care Class IB	62,222	37,058
Putnam VT Growth & Income Class IB	671	2,503
Templeton Foreign VIP Class 4	35,360	41
Templeton Global Bond VIP Class 2	1,863,270	1,892,520
Templeton Global Bond VIP Class 4	38,059	—
Templeton Growth VIP Class 2	104,435	656,326
Transparent Value Directional Allocation VI Class II	3,950	—
UIF Global Infrastructure Class II	12,456	21
Van Eck VIP Global Hard Assets Class S	10,073	—
Virtus VIT Multi-Sector Fixed Income Class A	31,991	—
Virtus VIT Premium AlphaSector Class A	21,072	—

5. Investments

The following is a summary of investments owned at December 31, 2014:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
ABVPSF Global Thematic Growth Class B	96,444	$21.15	$2,039,786	$1,683,284
ABVPSF Large Cap Growth Class B	9,550	47.38	452,486	235,212
ABVPSF Small/Mid Cap Value Class B	490,942	21.79	10,697,623	8,909,457
Alps|Alerian Energy Infrastructure Class III	2,203	11.90	26,215	27,477
Alps|Stadion Tactical Defensive Class III	1,634	10.62	17,355	17,319
American Funds Asset Allocation Class 4	1,352	22.11	29,882	30,395
American Funds Blue Chip Income and Growth Class 4	11,380	14.63	166,490	167,684
American Funds Bond Class 1	1,875	11.08	20,772	21,047
American Funds Capital Income Builder Class 4	16,185	9.80	158,612	164,378
American Funds Global Bond Class 1	543	11.77	6,389	6,663
American Funds Global Growth Class 2	507,449	27.30	13,853,348	11,242,677
American Funds Global Growth Class 4	1,165	27.34	31,839	32,655
American Funds Global Growth and Income Class 1	2,841	12.78	36,306	37,127
American Funds Global Small Capitalization Class 1	127	26.09	3,317	3,290
American Funds Global Small Capitalization Class 2	422,404	25.64	10,830,422	8,517,565

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Funds Global Small Capitalization Class 4	134	$25.92	$3,486	$3,452
American Funds Growth Class 1	119	80.15	9,550	9,259
American Funds Growth Class 2	846,667	79.84	67,597,886	47,775,101
American Funds Growth Class 4	3,504	79.74	279,410	279,999
American Funds Growth-Income Class 1	344	52.76	18,165	17,720
American Funds Growth-Income Class 2	1,331,561	52.41	69,787,104	49,934,373
American Funds Growth-Income Class 4	6,617	52.39	346,658	348,621
American Funds High-Income Bond Class 1	458	10.54	4,832	5,169
American Funds International Class 1	996	20.35	20,266	20,792
American Funds International Class 2	1,425,326	20.29	28,919,857	25,695,454
American Funds International Class 4	12,357	20.23	249,980	254,305
American Funds International Growth and Income Class 1	289	16.27	4,706	5,078
American Funds Managed Risk Asset Allocation Class P2	11,977	12.27	146,955	145,030
American Funds Mortgage Class 4	468	10.65	4,981	5,041
American Funds New World Class 1	346	20.72	7,173	7,789
American Funds New World Class 4	2,527	20.56	51,965	54,720
BlackRock Global Allocation V.I. Class III	4,155,793	14.17	58,887,582	60,386,696
ClearBridge Variable Aggressive Growth Class II	1,485	29.72	44,148	45,864
ClearBridge Variable Mid Cap Core Class II	37,385	18.65	697,224	719,425
Delaware VIP Diversified Income Standard Class	1,217	10.84	13,192	13,121
Delaware VIP Diversified Income Service Class	6,722,092	10.77	72,396,928	71,604,850
Delaware VIP Emerging Markets Service Class	888,951	19.48	17,316,758	17,217,833
Delaware VIP High Yield Standard Class	100,051	5.67	567,287	556,101
Delaware VIP High Yield Service Class	1,879,492	5.65	10,619,127	10,586,470
Delaware VIP Limited-Term Diversified Income Standard Class	1,047	9.87	10,329	10,350
Delaware VIP Limited-Term Diversified Income Service Class	4,163,732	9.80	40,804,576	41,270,803
Delaware VIP REIT Standard Class	42,073	15.50	652,126	521,882
Delaware VIP REIT Service Class	891,027	15.47	13,784,183	10,639,114
Delaware VIP Small Cap Value Standard Class	17,918	40.23	720,854	518,316
Delaware VIP Small Cap Value Service Class	506,274	40.08	20,291,480	15,946,341
Delaware VIP Smid Cap Growth Standard Class	13,564	30.20	409,621	308,045
Delaware VIP Smid Cap Growth Service Class	344,270	29.05	10,001,028	8,293,070
Delaware VIP U.S. Growth Service Class	471,205	13.53	6,375,399	4,549,269
Delaware VIP Value Standard Class	2,915	29.24	85,245	51,801
Delaware VIP Value Service Class	369,678	29.16	10,779,813	7,560,110
Deutsche Alternative Asset Allocation VIP Class B	265,502	13.87	3,682,515	3,626,195
Deutsche Equity 500 Index VIP Class A	80,532	20.41	1,643,661	1,068,093
Deutsche Small Cap Index VIP Class A	23,502	17.32	407,059	308,511
Eaton Vance VT Floating-Rate Income Fund Initial Class	539	9.19	4,956	5,015
Fidelity VIP Contrafund Service Class 2	1,282,150	36.70	47,054,922	34,176,304
Fidelity VIP Growth Initial Class	3,712	63.48	235,656	128,251
Fidelity VIP Growth Service Class 2	131,846	62.80	8,279,942	5,911,774
Fidelity VIP Mid Cap Service Class 2	954,047	36.84	35,147,104	29,915,349
First Trust Multi Income Allocation Class I	579	10.39	6,011	6,028
First Trust/Dow Jones Dividend & Income Allocation Class I	19,181	12.41	238,038	235,958
Franklin Founding Funds Allocation VIP Class 4	31,592	7.54	238,203	235,958
Franklin Income VIP Class 2	2,054,524	16.00	32,872,380	31,332,861
Franklin Income VIP Class 4	18,828	16.31	307,079	311,906
Franklin Mutual Shares VIP Class 2	893,404	22.60	20,190,923	15,743,842
Franklin Mutual Shares VIP Class 4	375	22.72	8,511	8,386
Franklin Rising Dividends VIP Class 4	2,210	29.19	64,507	61,710
Franklin Small Cap Value VIP Class 4	405	22.63	9,158	9,019
Franklin Small-Mid Cap Growth VIP Class 4	820	24.14	19,795	19,583
Goldman Sachs VIT Large Cap Value Service Class	142,939	11.38	1,626,640	1,492,050
Goldman Sachs VIT Money Market Service Class	558,616	1.00	558,616	558,616
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	11,630	9.79	113,862	115,330
Goldman Sachs VIT Strategic Income Advisor Class	2,295	9.69	22,243	22,650
Guggenheim Long Short Equity	8,167	15.08	123,164	121,881
Guggenheim Multi-Hedge Strategies	1,281	23.81	30,504	29,540
Hartford Capital Appreciation HLS Class IC	807	54.59	44,068	44,613
Huntington VA Dividend Capture	3,746	13.13	49,186	40,443

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Invesco V.I. American Franchise Series I	2,434	$54.88	$133,556	$91,094
Invesco V.I. American Franchise Series II	409	53.63	21,956	14,963
Invesco V.I. Balanced-Risk Allocation Series II	8,229	12.17	100,144	99,979
Invesco V.I. Comstock Series II	475	19.08	9,058	9,181
Invesco V.I. Core Equity Series I	4,429	41.01	181,636	117,946
Invesco V.I. Core Equity Series II	42	40.54	1,712	1,134
Invesco V.I. Diversified Dividend Series II	703	23.11	16,236	15,972
Invesco V.I. Equally-Weighted S&P 500 Series II	2,212	19.60	43,357	42,567
Invesco V.I. International Growth Series I	1,958	34.87	68,282	35,469
Invesco V.I. International Growth Series II	5,907	34.42	203,305	183,221
Ivy Funds VIP Asset Strategy Class A	22,251	10.87	241,825	250,786
Ivy Funds VIP Energy Class A	373	6.51	2,428	2,474
Ivy Funds VIP High Income Class A	6,101	3.85	23,491	23,960
Ivy Funds VIP Micro Cap Growth Class A	196	26.73	5,248	5,000
Ivy Funds VIP Mid Cap Growth Class A	1,448	10.84	15,704	15,025
Ivy Funds VIP Science and Technology Class A	1,637	25.02	40,962	41,049
Janus Aspen Balanced Service Class	25,660	32.97	846,025	708,650
Janus Aspen Enterprise Service Class	7,232	59.26	428,531	228,782
Janus Aspen Global Research Service Class	263	40.77	10,726	6,874
JPMIT Intrepid Mid Cap Class 2	961	24.18	23,228	22,183
LVIP American Century VP Mid Cap Value RPM Service Class	361,721	11.35	4,105,177	3,965,005
LVIP American Global Growth Service Class II	200,896	17.62	3,539,189	2,888,700
LVIP American Global Small Capitalization Service Class II	206,818	15.56	3,217,254	2,657,592
LVIP American Growth Allocation Service Class	3,013	13.30	40,060	39,297
LVIP American Growth Service Class II	635,146	19.40	12,320,556	9,261,061
LVIP American Growth-Income Service Class II	594,368	19.92	11,840,413	8,676,846
LVIP American International Service Class II	455,926	13.99	6,376,126	5,640,094
LVIP American Preservation Service Class	510	9.89	5,044	5,107
LVIP Baron Growth Opportunities Service Class	242,816	47.03	11,420,623	8,544,692
LVIP BlackRock Emerging Markets RPM Service Class	1,237,522	9.35	11,569,594	12,329,613
LVIP BlackRock Equity Dividend RPM Service Class	1,793,023	17.78	31,881,749	30,317,540
LVIP BlackRock Global Allocation V.I. RPM Service Class	5,039,567	10.47	52,744,110	53,353,412
LVIP BlackRock Inflation Protected Bond Service Class	4,886,406	10.35	50,584,071	53,299,427
LVIP BlackRock Multi-Asset Income Service Class	12,053	9.70	116,900	119,991
LVIP Capital Growth Service Class	82,319	41.46	3,412,868	2,199,695
LVIP Clarion Global Real Estate Service Class	769,430	9.64	7,419,606	5,833,801
LVIP ClearBridge Variable Appreciation RPM Service Class	314,931	10.50	3,307,409	3,255,646
LVIP Columbia Small-Mid Cap Growth RPM Service Class	1,396,642	12.39	17,301,603	17,353,807
LVIP Delaware Bond Standard Class	461,625	13.90	6,417,967	6,135,792
LVIP Delaware Bond Service Class	6,501,481	13.90	90,383,592	90,116,213
LVIP Delaware Diversified Floating Rate Standard Class	811	10.06	8,153	8,292
LVIP Delaware Diversified Floating Rate Service Class	3,973,555	10.06	39,962,040	40,389,133
LVIP Delaware Foundation Aggressive Allocation Standard Class	19,678	15.93	313,492	270,272
LVIP Delaware Foundation Aggressive Allocation Service Class	137,284	15.92	2,185,555	1,795,004
LVIP Delaware Growth and Income Service Class	37,762	44.25	1,671,135	1,245,776
LVIP Delaware Social Awareness Standard Class	11,033	46.22	509,954	326,449
LVIP Delaware Social Awareness Service Class	87,642	46.09	4,039,354	3,064,828
LVIP Delaware Special Opportunities Service Class	75,031	41.80	3,136,388	2,813,818
LVIP Dimensional Non-U.S. Equity RPM Service Class	1,168,238	9.40	10,984,944	11,738,711
LVIP Dimensional U.S. Equity RPM Service Class	1,246,393	14.15	17,637,706	16,177,925
LVIP Dimensional/Vanguard Total Bond Service Class	2,503,089	10.52	26,329,989	26,310,687
LVIP Franklin Mutual Shares RPM Service Class	550,472	10.32	5,678,657	5,756,281
LVIP Global Income Service Class	2,510,032	11.54	28,965,773	29,120,567
LVIP Invesco Diversified Equity Income RPM Service Class	164,437	10.34	1,700,770	1,703,510
LVIP Invesco V.I. Comstock RPM Service Class	587,499	10.38	6,096,478	6,016,820
LVIP JPMorgan High Yield Service Class	744,782	11.08	8,252,182	8,250,173
LVIP JPMorgan Mid Cap Value RPM Standard Class	606	15.62	9,473	9,078
LVIP JPMorgan Mid Cap Value RPM Service Class	1,441,415	15.51	22,362,117	20,275,256
LVIP Managed Risk American Balanced Allocation Service Class	22,346	11.22	250,741	255,796
LVIP Managed Risk American Growth Allocation Service Class	167,375	11.57	1,936,861	1,968,980
LVIP Managed Risk Profile 2010 Service Class	39,260	12.44	488,514	392,097

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Managed Risk Profile 2020 Service Class	25,967	$12.11	$314,382	$232,740
LVIP Managed Risk Profile 2030 Service Class	28,152	12.17	342,672	271,134
LVIP Managed Risk Profile 2040 Service Class	781	11.63	9,082	8,014
LVIP Managed Risk Profile Conservative Standard Class	15,023	13.94	209,487	216,493
LVIP Managed Risk Profile Conservative Service Class	6,635,558	13.94	92,493,041	88,382,037
LVIP Managed Risk Profile Growth Service Class	29,681,033	13.48	399,951,913	380,427,665
LVIP Managed Risk Profile Moderate Service Class	26,478,663	14.11	373,534,493	351,427,543
LVIP MFS International Growth Service Class	363,519	13.71	4,984,211	4,712,150
LVIP MFS International Growth RPM Service Class	719,564	9.39	6,757,428	7,138,991
LVIP MFS Value Service Class	474,974	37.26	17,698,493	12,362,491
LVIP Mid-Cap Value Service Class	260,001	22.84	5,939,217	4,200,185
LVIP Mondrian International Value Standard Class	75,412	16.94	1,277,626	1,258,152
LVIP Mondrian International Value Service Class	687,822	16.93	11,647,576	11,695,012
LVIP Money Market Standard Class	229,386	10.00	2,293,864	2,293,864
LVIP Money Market Service Class	1,393,418	10.00	13,934,186	13,934,185
LVIP Multi-Manager Global Equity RPM Service Class	56,474	9.83	555,135	570,013
LVIP PIMCO Low Duration Bond Service Class	367,198	9.94	3,650,315	3,679,544
LVIP SSgA Bond Index Service Class	3,690,352	11.43	42,169,651	41,494,050
LVIP SSgA Conservative Index Allocation Service Class	400,394	12.26	4,908,036	4,599,605
LVIP SSgA Conservative Structured Allocation Service Class	1,025,409	11.88	12,176,729	11,642,984
LVIP SSgA Developed International 150 Service Class	672,897	9.08	6,109,907	5,628,729
LVIP SSgA Emerging Markets 100 Service Class	803,682	9.29	7,465,404	8,467,110
LVIP SSgA Global Tactical Allocation RPM Service Class	5,901,302	11.98	70,685,797	66,565,517
LVIP SSgA International Index Service Class	1,356,035	8.66	11,743,268	10,896,217
LVIP SSgA International RPM Service Class	163,397	9.13	1,490,998	1,632,989
LVIP SSgA Large Cap 100 Service Class	895,803	15.94	14,282,676	10,182,206
LVIP SSgA Large Cap RPM Service Class	631,408	11.68	7,371,694	7,165,463
LVIP SSgA Moderate Index Allocation Service Class	1,194,004	13.16	15,708,315	14,415,052
LVIP SSgA Moderate Structured Allocation Service Class	4,466,050	12.65	56,477,671	50,780,130
LVIP SSgA Moderately Aggressive Index Allocation Service Class	786,937	13.36	10,514,262	9,439,090
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	1,907,576	12.94	24,684,029	21,769,903
LVIP SSgA S&P 500 Index Standard Class	121,374	14.65	1,778,255	1,371,554
LVIP SSgA S&P 500 Index Service Class	2,834,078	14.65	41,527,740	30,077,130
LVIP SSgA Small-Cap Index Service Class	522,666	26.99	14,105,179	11,023,913
LVIP SSgA Small-Cap RPM Standard Class	295	11.40	3,360	3,307
LVIP SSgA Small-Cap RPM Service Class	863,422	11.40	9,839,559	9,782,165
LVIP SSgA Small-Mid Cap 200 Standard Class	713	14.91	10,627	10,896
LVIP SSgA Small-Mid Cap 200 Service Class	316,563	14.90	4,717,111	4,049,701
LVIP T. Rowe Price Growth Stock Service Class	395,922	30.74	12,172,231	8,789,275
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	3,717	22.08	82,071	51,901
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	282,286	21.46	6,058,146	4,449,598
LVIP Templeton Growth RPM Service Class	1,264,227	32.85	41,533,637	41,619,910
LVIP UBS Large Cap Growth RPM Standard Class	4,724	31.14	147,071	91,322
LVIP UBS Large Cap Growth RPM Service Class	416,165	30.68	12,765,869	11,283,481
LVIP Vanguard Domestic Equity ETF Service Class	429,790	14.74	6,336,392	4,814,344
LVIP Vanguard International Equity ETF Service Class	302,850	9.59	2,904,938	2,800,497
LVIP VIP Contrafund RPM Service Class	1,713,584	11.84	20,285,405	19,751,857
LVIP VIP Mid Cap RPM Service Class	48,502	10.28	498,363	503,267
Lord Abbett Series Fund Bond Debenture Class VC	5,141	11.89	61,128	65,265
Lord Abbett Series Fund Developing Growth Class VC	667	24.46	16,313	15,852
Lord Abbett Series Fund Fundamental Equity Class VC	4,325	18.61	80,497	77,800
Lord Abbett Series Fund Short Duration Income Class VC	2,423	14.72	35,666	36,580
MFS VIT Core Equity Service Class	1,901	25.92	49,267	27,852
MFS VIT Growth Initial Class	2,516	39.75	100,025	53,617
MFS VIT Growth Service Class	28,682	38.77	1,111,992	856,486
MFS VIT Total Return Initial Class	17,573	24.31	427,194	333,776
MFS VIT Utilities Initial Class	12,349	33.96	419,387	286,456
MFS VIT Utilities Service Class	443,153	33.48	14,836,760	12,138,095
MFS VIT II International Value Service Class	129	21.44	2,775	2,764
NB AMT Mid Cap Intrinsic Value I Class	187,832	17.87	3,356,557	2,614,419
Oppenheimer Global Fund/VA Service Class	6,404	39.11	250,450	196,886

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Oppenheimer International Growth Fund/VA Service Class	19,296	$2.40	$46,310	$46,987
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	502	26.26	13,193	11,945
PIMCO VIT All Asset All Authority Advisor Class	11,103	9.01	100,040	103,465
PIMCO VIT CommodityRealReturn Strategy Advisor Class	666,986	4.91	3,274,898	4,787,533
PIMCO VIT Emerging Markets Bond Advisor Class	5,778	12.69	73,327	78,871
PIMCO VIT Unconstrained Bond Advisor Class	5,409	10.45	56,520	56,691
Putnam VT Global Health Care Class IB	11,453	20.17	231,001	166,058
Putnam VT Growth & Income Class IB	1,025	26.12	26,785	22,138
Templeton Foreign VIP Class 4	2,278	15.16	34,532	35,320
Templeton Global Bond VIP Class 2	602,210	17.99	10,833,755	10,691,174
Templeton Global Bond VIP Class 4	2,040	18.38	37,487	38,058
Templeton Growth VIP Class 2	193,217	14.61	2,822,891	2,511,281
Transparent Value Directional Allocation VI Class II	389	10.15	3,944	3,950
UIF Global Infrastructure Class II	1,324	9.27	12,276	12,434
Van Eck VIP Global Hard Assets Class S	407	24.64	10,022	10,073
Virtus VIT Multi-Sector Fixed Income Class A	3,313	9.25	30,643	31,991
Virtus VIT Premium AlphaSector Class A	1,564	12.55	19,634	21,072

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2014, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
ABVPSF Global Thematic Growth Class B	24,836	(17,655)	7,181
ABVPSF Large Cap Growth Class B	401	(12,327)	(11,926)
ABVPSF Small/Mid Cap Value Class B	24,904	(81,536)	(56,632)
Alps|Alerian Energy Infrastructure Class III	2,553	—	2,553
Alps|Stadion Tactical Defensive Class III	1,654	—	1,654
American Funds Asset Allocation Class 4	2,895	—	2,895
American Funds Blue Chip Income and Growth Class 4	15,250	—	15,250
American Funds Bond Class 1	1,875	—	1,875
American Funds Capital Income Builder Class 4	16,071	—	16,071
American Funds Global Bond Class 1	671	(60)	611
American Funds Global Growth Class 2	33,977	(104,328)	(70,351)
American Funds Global Growth Class 4	3,096	—	3,096
American Funds Global Growth and Income Class 1	2,631	—	2,631
American Funds Global Small Capitalization Class 1	180	(16)	164
American Funds Global Small Capitalization Class 2	27,322	(96,627)	(69,305)
American Funds Global Small Capitalization Class 4	345	—	345
American Funds Growth Class 1	453	(41)	412
American Funds Growth Class 2	14,950	(693,741)	(678,791)
American Funds Growth Class 4	26,061	—	26,061
American Funds Growth-Income Class 1	869	(78)	791
American Funds Growth-Income Class 2	36,370	(645,131)	(608,761)
American Funds Growth-Income Class 4	32,526	—	32,526
American Funds High-Income Bond Class 1	457	(40)	417
American Funds International Class 1	1,258	—	1,258
American Funds International Class 2	59,781	(294,833)	(235,052)
American Funds International Class 4	26,251	—	26,251
American Funds International Growth and Income Class 1	442	(39)	403
American Funds Managed Risk Asset Allocation Class P2	11,932	(7)	11,925
American Funds Mortgage Class 4	491	—	491
American Funds New World Class 1	724	(22)	702
American Funds New World Class 4	5,725	—	5,725
BlackRock Global Allocation V.I. Class III	481,297	(424,127)	57,170
ClearBridge Variable Aggressive Growth Class II	3,972	(10)	3,962
ClearBridge Variable Mid Cap Core Class II	89,057	(22,989)	66,068
Delaware VIP Diversified Income Standard Class	985	(88)	897
Delaware VIP Diversified Income Service Class	986,448	(180,552)	805,896

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP Emerging Markets Service Class	115,422	(119,314)	(3,892)
Delaware VIP High Yield Standard Class	82	(11,304)	(11,222)
Delaware VIP High Yield Service Class	15,335	(124,191)	(108,856)
Delaware VIP Limited-Term Diversified Income Standard Class	899	—	899
Delaware VIP Limited-Term Diversified Income Service Class	1,185,134	(311,034)	874,100
Delaware VIP REIT Standard Class	19	(6,554)	(6,535)
Delaware VIP REIT Service Class	50,733	(93,795)	(43,062)
Delaware VIP Small Cap Value Standard Class	1,472	(6,404)	(4,932)
Delaware VIP Small Cap Value Service Class	36,599	(100,372)	(63,773)
Delaware VIP Smid Cap Growth Standard Class	1,099	(6,300)	(5,201)
Delaware VIP Smid Cap Growth Service Class	51,435	(77,019)	(25,584)
Delaware VIP U.S. Growth Service Class	44,357	(39,295)	5,062
Delaware VIP Value Standard Class	—	(1,663)	(1,663)
Delaware VIP Value Service Class	57,647	(118,249)	(60,602)
Deutsche Alternative Asset Allocation VIP Class B	77,811	(31,691)	46,120
Deutsche Equity 500 Index VIP Class A	6,187	(22,674)	(16,487)
Deutsche Small Cap Index VIP Class A	63	(3,050)	(2,987)
Eaton Vance VT Floating-Rate Income Fund Initial Class	500	—	500
Fidelity VIP Contrafund Service Class 2	94,803	(356,469)	(261,666)
Fidelity VIP Growth Initial Class	131	(210)	(79)
Fidelity VIP Growth Service Class 2	113,195	(70,462)	42,733
Fidelity VIP Mid Cap Service Class 2	63,289	(185,210)	(121,921)
Fidelity VIP Overseas Service Class 2	1,579	(1,579)	—
First Trust Multi Income Allocation Class I	581	—	581
First Trust/Dow Jones Dividend & Income Allocation Class I	22,435	—	22,435
Franklin Founding Funds Allocation VIP Class 4	24,490	—	24,490
Franklin Income VIP Class 2	407,103	(239,224)	167,879
Franklin Income VIP Class 4	31,516	—	31,516
Franklin Mutual Shares VIP Class 2	97,243	(329,390)	(232,147)
Franklin Mutual Shares VIP Class 4	837	—	837
Franklin Rising Dividends VIP Class 4	6,176	(63)	6,113
Franklin Small Cap Value VIP Class 4	930	—	930
Franklin Small-Mid Cap Growth VIP Class 4	1,845	—	1,845
Goldman Sachs VIT Large Cap Value Service Class	1,168	(14,118)	(12,950)
Goldman Sachs VIT Money Market Service Class	61,362	(5,059)	56,303
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	11,670	—	11,670
Goldman Sachs VIT Strategic Income Advisor Class	2,264	—	2,264
Guggenheim Long Short Equity	11,719	—	11,719
Guggenheim Multi-Hedge Strategies	2,942	—	2,942
Hartford Capital Appreciation HLS Class IC	4,225	—	4,225
Huntington VA Balanced	—	(427)	(427)
Huntington VA Dividend Capture	22	(137)	(115)
Invesco V.I. American Franchise Series I	147	(6,880)	(6,733)
Invesco V.I. American Franchise Series II	4	(281)	(277)
Invesco V.I. Balanced-Risk Allocation Series II	9,836	—	9,836
Invesco V.I. Comstock Series II	861	—	861
Invesco V.I. Core Equity Series I	1	(4,685)	(4,684)
Invesco V.I. Diversified Dividend Series II	1,538	—	1,538
Invesco V.I. Equally-Weighted S&P 500 Series II	3,999	—	3,999
Invesco V.I. International Growth Series I	26	(976)	(950)
Invesco V.I. International Growth Series II	11,014	(129)	10,885
Ivy Funds VIP Asset Strategy Class A	24,810	—	24,810
Ivy Funds VIP Energy Class A	299	—	299
Ivy Funds VIP High Income Class A	2,411	—	2,411
Ivy Funds VIP Micro Cap Growth Class A	493	—	493
Ivy Funds VIP Mid Cap Growth Class A	1,469	—	1,469
Ivy Funds VIP Science and Technology Class A	3,902	—	3,902
Janus Aspen Balanced Service Class	53	(4,766)	(4,713)
Janus Aspen Enterprise Service Class	860	(4,770)	(3,910)
Janus Aspen Global Research Service Class	17	(187)	(170)
JPMIT Intrepid Mid Cap Class 2	2,143	(42)	2,101
LVIP American Century VP Mid Cap Value RPM Service Class	379,837	(13,354)	366,483

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Global Growth Service Class II	58,563	(20,440)	38,123
LVIP American Global Small Capitalization Service Class II	43,062	(12,491)	30,571
LVIP American Growth Allocation Service Class	3,934	—	3,934
LVIP American Growth Service Class II	114,022	(52,234)	61,788
LVIP American Growth-Income Service Class II	114,470	(46,554)	67,916
LVIP American International Service Class II	82,780	(38,637)	44,143
LVIP American Preservation Service Class	514	—	514
LVIP Baron Growth Opportunities Service Class	113,664	(174,621)	(60,957)
LVIP BlackRock Emerging Markets RPM Service Class	762,841	(51,210)	711,631
LVIP BlackRock Equity Dividend RPM Service Class	1,223,182	(53,320)	1,169,862
LVIP BlackRock Global Allocation V.I. RPM Service Class	3,649,028	(132,051)	3,516,977
LVIP BlackRock Inflation Protected Bond Service Class	798,569	(338,491)	460,078
LVIP BlackRock Multi-Asset Income Service Class	11,892	—	11,892
LVIP Capital Growth Service Class	19,833	(29,981)	(10,148)
LVIP Clarion Global Real Estate Service Class	81,675	(125,740)	(44,065)
LVIP ClearBridge Variable Appreciation RPM Service Class	325,642	(8,437)	317,205
LVIP Columbia Small-Mid Cap Growth RPM Service Class	915,918	(52,522)	863,396
LVIP Delaware Bond Standard Class	32,462	(108,887)	(76,425)
LVIP Delaware Bond Service Class	1,106,492	(322,718)	783,774
LVIP Delaware Diversified Floating Rate Standard Class	861	(76)	785
LVIP Delaware Diversified Floating Rate Service Class	1,575,283	(428,678)	1,146,605
LVIP Delaware Foundation Aggressive Allocation Standard Class	14	(631)	(617)
LVIP Delaware Foundation Aggressive Allocation Service Class	314	(14,363)	(14,049)
LVIP Delaware Growth and Income Service Class	7,966	(31,160)	(23,194)
LVIP Delaware Social Awareness Standard Class	10	(6,773)	(6,763)
LVIP Delaware Social Awareness Service Class	35,543	(37,528)	(1,985)
LVIP Delaware Special Opportunities Service Class	24,672	(54,662)	(29,990)
LVIP Dimensional Non-U.S. Equity RPM Service Class	777,951	(46,413)	731,538
LVIP Dimensional U.S. Equity RPM Service Class	721,463	(96,399)	625,064
LVIP Dimensional/Vanguard Total Bond Service Class	974,241	(61,421)	912,820
LVIP Franklin Mutual Shares RPM Service Class	556,963	(3,412)	553,551
LVIP Global Income Service Class	901,959	(102,406)	799,553
LVIP Invesco Diversified Equity Income RPM Service Class	166,573	(544)	166,029
LVIP Invesco V.I. Comstock RPM Service Class	606,639	(12,687)	593,952
LVIP JPMorgan High Yield Service Class	151,561	(135,604)	15,957
LVIP JPMorgan Mid Cap Value RPM Standard Class	453	(41)	412
LVIP JPMorgan Mid Cap Value RPM Service Class	968,191	(47,010)	921,181
LVIP Managed Risk American Balanced Allocation Service Class	24,956	(24)	24,932
LVIP Managed Risk American Growth Allocation Service Class	197,323	(2,245)	195,078
LVIP Managed Risk Profile 2010 Service Class	22	(1,018)	(996)
LVIP Managed Risk Profile 2020 Service Class	71	(275)	(204)
LVIP Managed Risk Profile 2030 Service Class	1	(190)	(189)
LVIP Managed Risk Profile 2040 Service Class	—	(76)	(76)
LVIP Managed Risk Profile Conservative Standard Class	13,629	(253)	13,376
LVIP Managed Risk Profile Conservative Service Class	1,889,118	(852,547)	1,036,571
LVIP Managed Risk Profile Growth Service Class	9,471,498	(985,832)	8,485,666
LVIP Managed Risk Profile Moderate Service Class	7,409,046	(968,024)	6,441,022
LVIP MFS International Growth Service Class	143,247	(86,684)	56,563
LVIP MFS International Growth RPM Service Class	530,416	(41,286)	489,130
LVIP MFS Value Service Class	154,007	(121,354)	32,653
LVIP Mid-Cap Value Service Class	101,456	(69,262)	32,194
LVIP Mondrian International Value Standard Class	1,838	(10,873)	(9,035)
LVIP Mondrian International Value Service Class	79,047	(160,817)	(81,770)
LVIP Money Market Standard Class	200,482	(235,266)	(34,784)
LVIP Money Market Service Class	1,195,509	(1,406,505)	(210,996)
LVIP Multi-Manager Global Equity RPM Service Class	56,798	(41)	56,757
LVIP PIMCO Low Duration Bond Service Class	448,245	(79,675)	368,570
LVIP SSgA Bond Index Service Class	567,979	(310,469)	257,510
LVIP SSgA Conservative Index Allocation Service Class	62,124	(44,625)	17,499
LVIP SSgA Conservative Structured Allocation Service Class	374,585	(181,444)	193,141
LVIP SSgA Developed International 150 Service Class	130,607	(90,985)	39,622
LVIP SSgA Emerging Markets 100 Service Class	95,895	(64,807)	31,088

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSgA Global Tactical Allocation RPM Service Class	1,341,369	(351,859)	989,510
LVIP SSgA International Index Service Class	155,803	(106,565)	49,238
LVIP SSgA International RPM Service Class	164,015	(1,401)	162,614
LVIP SSgA Large Cap 100 Service Class	102,107	(138,522)	(36,415)
LVIP SSgA Large Cap RPM Service Class	517,527	(23,719)	493,808
LVIP SSgA Moderate Index Allocation Service Class	404,319	(200,483)	203,836
LVIP SSgA Moderate Structured Allocation Service Class	149,047	(645,897)	(496,850)
LVIP SSgA Moderately Aggressive Index Allocation Service Class	251,581	(168,411)	83,170
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	133,153	(160,783)	(27,630)
LVIP SSgA S&P 500 Index Standard Class	880	(21,304)	(20,424)
LVIP SSgA S&P 500 Index Service Class	270,799	(411,043)	(140,244)
LVIP SSgA Small-Cap Index Service Class	75,716	(246,446)	(170,730)
LVIP SSgA Small-Cap RPM Standard Class	335	(30)	305
LVIP SSgA Small-Cap RPM Service Class	749,470	(20,100)	729,370
LVIP SSgA Small-Mid Cap 200 Standard Class	402	—	402
LVIP SSgA Small-Mid Cap 200 Service Class	36,463	(29,447)	7,016
LVIP T. Rowe Price Growth Stock Service Class	182,496	(100,772)	81,724
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	57	(532)	(475)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	43,507	(34,418)	9,089
LVIP Templeton Growth RPM Service Class	2,256,725	(274,478)	1,982,247
LVIP UBS Large Cap Growth RPM Standard Class	234	(2,086)	(1,852)
LVIP UBS Large Cap Growth RPM Service Class	363,089	(39,324)	323,765
LVIP Vanguard Domestic Equity ETF Service Class	75,447	(58,009)	17,438
LVIP Vanguard International Equity ETF Service Class	73,550	(52,453)	21,097
LVIP VIP Contrafund RPM Service Class	1,337,997	(69,341)	1,268,656
LVIP VIP Mid Cap RPM Service Class	49,745	(433)	49,312
Lord Abbett Series Fund Bond Debenture Class VC	6,112	—	6,112
Lord Abbett Series Fund Developing Growth Class VC	1,510	(24)	1,486
Lord Abbett Series Fund Fundamental Equity Class VC	57	(243)	(186)
Lord Abbett Series Fund Short Duration Income Class VC	3,594	—	3,594
MFS VIT Core Equity Service Class	3	(226)	(223)
MFS VIT Growth Initial Class	692	(1,901)	(1,209)
MFS VIT Growth Service Class	18,148	(22,561)	(4,413)
MFS VIT Total Return Initial Class	1,107	(8,057)	(6,950)
MFS VIT Utilities Initial Class	—	(2,089)	(2,089)
MFS VIT Utilities Service Class	49,234	(75,558)	(26,324)
MFS VIT II International Value Service Class	285	—	285
NB AMT Mid Cap Intrinsic Value I Class	5,020	(35,087)	(30,067)
Oppenheimer Global Fund/VA Service Class	399	(797)	(398)
Oppenheimer International Growth Fund/VA Service Class	5,136	—	5,136
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	1,246	(53)	1,193
PIMCO VIT All Asset All Authority Advisor Class	10,774	—	10,774
PIMCO VIT CommodityRealReturn Strategy Advisor Class	70,719	(22,409)	48,310
PIMCO VIT Emerging Markets Bond Advisor Class	7,674	—	7,674
PIMCO VIT Unconstrained Bond Advisor Class	5,639	—	5,639
Putnam VT Global Health Care Class IB	2,193	(1,601)	592
Putnam VT Growth & Income Class IB	22	(109)	(87)
Templeton Foreign VIP Class 4	3,994	—	3,994
Templeton Global Bond VIP Class 2	74,762	(95,941)	(21,179)
Templeton Global Bond VIP Class 4	3,780	—	3,780
Templeton Growth VIP Class 2	4,064	(34,114)	(30,050)
Transparent Value Directional Allocation VI Class II	397	—	397
UIF Global Infrastructure Class II	1,163	—	1,163
Van Eck VIP Global Hard Assets Class S	1,331	—	1,331
Virtus VIT Multi-Sector Fixed Income Class A	3,154	—	3,154
Virtus VIT Premium AlphaSector Class A	1,994	—	1,994

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2013, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
ABVPSF Global Thematic Growth Class B	40,859	(46,232)	(5,373)
ABVPSF Growth and Income Class B	13,205	(449,565)	(436,360)
ABVPSF International Value Class B	17,699	(1,059,734)	(1,042,035)
ABVPSF Large Cap Growth Class B	3,025	(16,016)	(12,991)
ABVPSF Small/Mid Cap Value Class B	148,044	(83,898)	64,146
American Century VP Inflation Protection Class II	30,969	(1,730,691)	(1,699,722)
American Funds Global Growth Class 2	43,491	(159,234)	(115,743)
American Funds Global Small Capitalization Class 2	42,798	(100,380)	(57,582)
American Funds Growth Class 2	234,473	(837,687)	(603,214)
American Funds Growth-Income Class 2	236,121	(927,059)	(690,938)
American Funds International Class 2	73,500	(319,806)	(246,306)
BlackRock Global Allocation V.I. Class III	429,137	(584,989)	(155,852)
Delaware VIP Diversified Income Service Class	778,058	(415,161)	362,897
Delaware VIP Emerging Markets Service Class	89,494	(142,609)	(53,115)
Delaware VIP High Yield Standard Class	6,743	(4,681)	2,062
Delaware VIP High Yield Service Class	36,239	(107,147)	(70,908)
Delaware VIP Limited-Term Diversified Income Service Class	1,015,649	(353,468)	662,181
Delaware VIP REIT Standard Class	316	(2,158)	(1,842)
Delaware VIP REIT Service Class	134,421	(100,254)	34,167
Delaware VIP Small Cap Value Standard Class	2,022	(3,695)	(1,673)
Delaware VIP Small Cap Value Service Class	43,691	(170,177)	(126,486)
Delaware VIP Smid Cap Growth Standard Class	5,956	(7,780)	(1,824)
Delaware VIP Smid Cap Growth Service Class	92,108	(137,244)	(45,136)
Delaware VIP U.S. Growth Service Class	35,759	(107,621)	(71,862)
Delaware VIP Value Standard Class	944	(4,664)	(3,720)
Delaware VIP Value Service Class	94,786	(131,158)	(36,372)
Deutsche Alternative Asset Allocation VIP Class B	261,435	(244,147)	17,288
Deutsche Equity 500 Index VIP Class A	3,395	(52,339)	(48,944)
Deutsche Equity 500 Index VIP Class B	1,140	(143,943)	(142,803)
Deutsche Small Cap Index VIP Class A	1,724	(7,466)	(5,742)
Deutsche Small Cap Index VIP Class B	3,227	(83,792)	(80,565)
Fidelity VIP Contrafund Service Class 2	112,533	(433,580)	(321,047)
Fidelity VIP Equity-Income Initial Class	40	(36,835)	(36,795)
Fidelity VIP Equity-Income Service Class 2	12,632	(120,224)	(107,592)
Fidelity VIP Growth Initial Class	—	(971)	(971)
Fidelity VIP Growth Service Class 2	170,603	(78,449)	92,154
Fidelity VIP Mid Cap Service Class 2	262,487	(363,167)	(100,680)
Fidelity VIP Overseas Initial Class	—	(7,260)	(7,260)
Fidelity VIP Overseas Service Class 2	2,176	(228,771)	(226,595)
Franklin Income VIP Class 2	248,524	(286,479)	(37,955)
Franklin Mutual Shares VIP Class 2	90,954	(345,310)	(254,356)
Franklin Small-Mid Cap Growth VIP Class 2	6,191	(468,639)	(462,448)
Goldman Sachs VIT Large Cap Value Service Class	1,076	(17,725)	(16,649)
Huntington VA Balanced	—	(28)	(28)
Huntington VA Dividend Capture	82	(300)	(218)
Invesco V.I. American Franchise Series I	393	(2,071)	(1,678)
Invesco V.I. American Franchise Series II	7	(3,877)	(3,870)
Invesco V.I. Core Equity Series I	2,227	(7,742)	(5,515)
Invesco V.I. Core Equity Series II	16	(648)	(632)
Invesco V.I. International Growth Series I	28	(3,653)	(3,625)
Invesco V.I. International Growth Series II	19	(521)	(502)
Janus Aspen Balanced Service Class	12,458	(7,468)	4,990
Janus Aspen Enterprise Service Class	1,243	(2,980)	(1,737)
Janus Aspen Global Research Service Class	13,961	(13,927)	34
LVIP American Global Growth Service Class II	50,777	(30,079)	20,698
LVIP American Global Small Capitalization Service Class II	48,511	(76,686)	(28,175)
LVIP American Growth Service Class II	127,714	(84,062)	43,652
LVIP American Growth-Income Service Class II	82,581	(91,050)	(8,469)
LVIP American International Service Class II	92,709	(36,250)	56,459

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Baron Growth Opportunities Service Class	135,745	(154,824)	(19,079)
LVIP BlackRock Emerging Markets RPM Service Class	540,841	(13,363)	527,478
LVIP BlackRock Equity Dividend RPM Service Class	1,112,906	(34,207)	1,078,699
LVIP BlackRock Global Allocation V.I. RPM Service Class	1,668,112	(4,348)	1,663,764
LVIP BlackRock Inflation Protected Bond Service Class	2,945,076	(466,936)	2,478,140
LVIP Capital Growth Service Class	18,365	(64,929)	(46,564)
LVIP Clarion Global Real Estate Service Class	141,315	(113,865)	27,450
LVIP Columbia Small-Mid Cap Growth RPM Service Class	595,124	(25,992)	569,132
LVIP Delaware Bond Standard Class	21,383	(126,714)	(105,331)
LVIP Delaware Bond Service Class	1,119,353	(463,076)	656,277
LVIP Delaware Diversified Floating Rate Service Class	2,360,283	(286,116)	2,074,167
LVIP Delaware Foundation Aggressive Allocation Standard Class	3	(861)	(858)
LVIP Delaware Foundation Aggressive Allocation Service Class	4,518	(30,927)	(26,409)
LVIP Delaware Growth and Income Service Class	18,721	(36,616)	(17,895)
LVIP Delaware Social Awareness Standard Class	576	(14,104)	(13,528)
LVIP Delaware Social Awareness Service Class	47,839	(33,681)	14,158
LVIP Delaware Special Opportunities Service Class	108,588	(163,622)	(55,034)
LVIP Dimensional Non-U.S. Equity RPM Service Class	244,192	(33,349)	210,843
LVIP Dimensional U.S. Equity RPM Service Class	388,585	(38,264)	350,321
LVIP Dimensional/Vanguard Total Bond Service Class	916,573	(204,228)	712,345
LVIP Global Income Service Class	370,348	(111,667)	258,681
LVIP JPMorgan High Yield Service Class	173,413	(104,665)	68,748
LVIP JPMorgan Mid Cap Value RPM Service Class	704,075	(22,570)	681,505
LVIP Managed Risk Profile 2010 Service Class	7,649	(978)	6,671
LVIP Managed Risk Profile 2020 Service Class	577	(13,724)	(13,147)
LVIP Managed Risk Profile 2030 Service Class	—	(194)	(194)
LVIP Managed Risk Profile 2040 Service Class	—	(7)	(7)
LVIP Managed Risk Profile Conservative Service Class	1,782,291	(510,173)	1,272,118
LVIP Managed Risk Profile Growth Service Class	12,836,057	(580,424)	12,255,633
LVIP Managed Risk Profile Moderate Service Class	9,834,856	(385,203)	9,449,653
LVIP MFS International Growth Service Class	104,356	(82,913)	21,443
LVIP MFS International Growth RPM Service Class	249,970	(294)	249,676
LVIP MFS Value Service Class	151,963	(268,293)	(116,330)
LVIP Mid-Cap Value Service Class	103,542	(97,902)	5,640
LVIP Mondrian International Value Standard Class	14,104	(29,853)	(15,749)
LVIP Mondrian International Value Service Class	489,937	(129,153)	360,784
LVIP Money Market Standard Class	149,382	(132,983)	16,399
LVIP Money Market Service Class	1,780,471	(1,853,860)	(73,389)
LVIP SSgA Bond Index Service Class	673,319	(548,768)	124,551
LVIP SSgA Conservative Index Allocation Service Class	232,411	(164,253)	68,158
LVIP SSgA Conservative Structured Allocation Service Class	87,842	(172,537)	(84,695)
LVIP SSgA Developed International 150 Service Class	78,557	(89,389)	(10,832)
LVIP SSgA Emerging Markets 100 Service Class	123,011	(116,400)	6,611
LVIP SSgA Global Tactical Allocation RPM Service Class	1,987,002	(459,020)	1,527,982
LVIP SSgA International Index Service Class	462,157	(205,994)	256,163
LVIP SSgA Large Cap 100 Service Class	73,568	(181,071)	(107,503)
LVIP SSgA Large Cap RPM Service Class	162,105	(5,537)	156,568
LVIP SSgA Moderate Index Allocation Service Class	318,421	(150,234)	168,187
LVIP SSgA Moderate Structured Allocation Service Class	1,618,843	(369,483)	1,249,360
LVIP SSgA Moderately Aggressive Index Allocation Service Class	240,526	(81,350)	159,176
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	239,645	(122,023)	117,622
LVIP SSgA S&P 500 Index Standard Class	138,346	(43,485)	94,861
LVIP SSgA S&P 500 Index Service Class	1,265,553	(460,656)	804,897
LVIP SSgA Small-Cap Index Service Class	853,139	(266,644)	586,495
LVIP SSgA Small-Cap RPM Service Class	185,927	(2,075)	183,852
LVIP SSgA Small-Mid Cap 200 Service Class	34,629	(46,789)	(12,160)
LVIP T. Rowe Price Growth Stock Service Class	284,735	(148,290)	136,445
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	54	(560)	(506)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	60,355	(58,302)	2,053
LVIP Templeton Growth RPM Service Class	1,490,983	(42,700)	1,448,283
LVIP UBS Large Cap Growth RPM Standard Class	2,363	(654)	1,709
LVIP UBS Large Cap Growth RPM Service Class	289,709	(22,406)	267,303

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Vanguard Domestic Equity ETF Service Class	157,942	(41,341)	116,601
LVIP Vanguard International Equity ETF Service Class	88,293	(28,987)	59,306
LVIP VIP Contrafund RPM Service Class	504,293	(8,839)	495,454
Lord Abbett Series Fund Fundamental Equity Class VC	64	(780)	(716)
MFS VIT Core Equity Service Class	409	(1,767)	(1,358)
MFS VIT Growth Initial Class	—	(937)	(937)
MFS VIT Growth Service Class	18,579	(19,924)	(1,345)
MFS VIT Total Return Initial Class	35	(6,500)	(6,465)
MFS VIT Total Return Service Class	3,539	(942,020)	(938,481)
MFS VIT Utilities Initial Class	109	(2,580)	(2,471)
MFS VIT Utilities Service Class	54,492	(126,532)	(72,040)
NB AMT Mid Cap Growth I Class	2,358	(179,406)	(177,048)
NB AMT Mid Cap Intrinsic Value I Class	5,927	(60,682)	(54,755)
Oppenheimer Global Fund/VA Service Class	393	(1,882)	(1,489)
PIMCO VIT CommodityRealReturn Strategy Advisor Class	86,517	(28,979)	57,538
Putnam VT Global Health Care Class IB	2,837	(1,326)	1,511
Putnam VT Growth & Income Class IB	735	(103)	632
Templeton Global Bond VIP Class 2	55,758	(149,747)	(93,989)
Templeton Growth VIP Class 2	5,509	(56,760)	(51,251)

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln New York Account N for Variable Annuities

We have audited the accompanying statements of assets and liabilities of Lincoln New York Account N for Variable Annuities ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2014, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln New York Account N for Variable Annuities at December 31, 2014, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
April 8, 2015

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2014
Statement of Operations - Year ended December 31, 2014
Statements of Changes in Net Assets - Years ended December 31, 2014 and 2013
Notes to Financial Statements - December 31, 2014
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
Balance Sheets - Years ended December 31, 2014 and 2013
Statements of Comprehensive Income (Loss) - Years ended December 31, 2014, 2013 and 2012
Statements of Stockholder’s Equity - Years ended December 31, 2014, 2013 and 2012
Statements of Cash Flows - Years ended December 31, 2014, 2013 and 2012
Notes to Financial Statements - December 31, 2014
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982 filed on September 8, 2000.
(2) Not Applicable
(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(4)(a) Variable Annuity Contract (30070-CP Des 1 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141762) filed on April 9, 2008.
(b) Variable Annuity Contract (30070-CP Des 2 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141762) filed on April 9, 2008.

(c) Variable Annuity Contract (30070-CP Des 3 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141762) filed on April 9, 2008.
(d) Persistency Credit Rider (32154) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.
(e) Bonus Credit Rider (32146) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.
(f) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.
(g) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.
(h) Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23, 2003.
(i) DCA Fixed Account Allocations (NYNGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(j) Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.
(k) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(l) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(m) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(n) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(o) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(p) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(q) Variable Annuity Rider (32793 5/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-36304) filed on June 7, 2006.
(r) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-135638) filed on November 7, 2006.
(s) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(t) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(u) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(v) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(w) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(x) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(y) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(z) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
B-2

(aa) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(bb) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(cc) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(dd) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ee) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ff) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(gg) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(rr) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(5) Application (CPD-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141762) filed on April 9, 2008.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010, between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 1, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York, and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 1, 2010.
(i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.
(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(vi) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(viii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
B-3

(ix) Huntington Funds incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141762) filed on March 30, 2012.
(x) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xi) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xii)Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xiii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xiv) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(xv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.
(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141762) filed on April 2, 2007.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York
(11) Not Applicable
(12) Not Applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
B-4

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Douglas N. Miller**	Senior Vice President, Chief Accounting Officer and Controller
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 28, 2015 there were 16,832 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such
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director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
Elizabeth M. O’Brien*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President, Chief Operating Officer and Director
Nancy A. Smith*	Secretary
Ronald W. Turpin***	Vice President and Chief Financial Officer
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
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(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 17th day of April, 2015.
Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlusSM Design
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 17, 2015.
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Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Executive Vice President and Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney
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